UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2007–April 30, 2008

Item 1: Reports to Shareholders

>  For the six months ended April 30, 2008, the Vanguard Municipal Bond Funds posted returns ranging from 0.1% for the High-Yield Tax-Exempt Fund to 2.7% for the Limited-Term Tax-Exempt Fund.

>  It was an unusual period in the municipal bond market, marked by historic levels of volatility.

>  Reacting to a weaker economic outlook and tighter credit markets, the Federal Reserve Board lowered the target for short-term interest rates in five separate cuts over the half-year—to 2.0%, from 4.5%.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	5
Tax-Exempt Money Market Fund	6
Short-Term Tax-Exempt Fund	11
Limited-Term Tax-Exempt Fund	17
Intermediate-Term Tax-Exempt Fund	23
Insured Long-Term Tax-Exempt Fund	29
Long-Term Tax-Exempt Fund	35
High-Yield Tax-Exempt Fund	41
About Your Fund’s Expenses	47
Trustees Approve Advisory Arrangements	49
Glossary	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2008
						Taxable-
	Ticker	Total	Income	Capital		Equivalent
Vanguard Tax-Exempt Fund	Symbol	Return	Return	Return	Yield[1]	Yield[2]
Money Market[3]	VMSXX	1.4%	1.4%	0.0%	2.51%	3.86%
Short-Term
Investor Shares	VWSTX	2.5	1.7	0.8	2.51	3.86
Admiral™ Shares[4]	VWSUX	2.5	1.7	0.8	2.58	3.97
Limited-Term
Investor Shares	VMLTX	2.7	1.8	0.9	2.87	4.42
Admiral Shares[4]	VMLUX	2.7	1.8	0.9	2.94	4.52
Intermediate-Term
Investor Shares	VWITX	2.1	2.0	0.1	3.55	5.46
Admiral Shares[4]	VWIUX	2.2	2.1	0.1	3.62	5.57
Insured Long-Term
Investor Shares	VILPX	0.7	2.2	–1.5	4.01	6.17
Admiral Shares[4]	VILQX	0.8	2.3	–1.5	4.08	6.29
Long-Term
Investor Shares	VWLTX	1.1	2.3	–1.2	3.93	6.05
Admiral Shares[4]	VWLUX	1.1	2.3	–1.2	4.00	6.15
High-Yield
Investor Shares	VWAHX	0.1	2.4	–2.3	4.40	6.77
Admiral Shares[4]	VWALX	0.1	2.4	–2.3	4.47	6.88

1  7-day SEC yield for the Tax-Exempt Money Market Fund; 30-day SEC yield for the other funds.

2  This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

3  An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

4  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

The six-month fiscal period ended April 30, 2008, was an unusual time in the municipal bond market. Tax-exempt bond prices and yields experienced high levels of volatility—tangential effects of the crisis in the taxable subprime debt market. For parts of the first calendar quarter, yields of municipal bonds markedly exceeded those of their U.S. Treasury bond counterparts across the maturity spectrum, a rare occurrence.

For the half-year, returns for the seven Vanguard Municipal Bond Funds ranged from 0.1% for the High-Yield Tax-Exempt Fund to 2.7% for the Limited-Term Tax-Exempt Fund. As of April 30, the funds’ yields ranged from 2.51% for the Tax-Exempt Money Market Fund to 4.47% for the Admiral Shares of the High-Yield Tax-Exempt Fund. Taxable-equivalent yields for all funds are listed in the table on page 1.

A mixed picture in bonds as the credit crunch spread

Bonds fared better than stocks during the fiscal half-year, though the fixed income markets were hardly an oasis of calm. The broad taxable bond market returned 4.1%. Much of the return came from U.S. Treasury bonds. Beyond Treasuries, fixed income returns were modest as the credit crisis reverberated across the lending markets.

The Federal Reserve Board responded to weakness in the credit markets—and the broad economy—with five cuts to its target for the federal funds rate. At the end of April, the Fed lowered the target to 2.0%—the lowest level since December 2004.

Economic anxiety weighed on U.S. and international stocks

For the six months, the broad U.S. stock market returned –9.9% amid looming fears of an economic recession. The housing slump continued, putting additional pressure on lenders and borrowers. Home prices dropped 7.7% during the first quarter of 2008—the biggest quarterly decline in 12 years. International stocks outperformed their U.S. counterparts, but just about all segments of the global equity markets recorded negative returns.

In a challenging environment, funds focused on high-quality issues

The subprime-mortgage crisis that erupted in mid-2007 has continued to spill into other areas of the market in indirect, but real, ways. The municipal bond market is no exception. Credit standards tightened

Market Barometer
	Total Returns
	Periods Ended April 30, 2008
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	4.1%	6.9%	4.4%
Lehman Municipal Bond Index	1.5	2.8	4.0
Citigroup 3-Month Treasury Bill Index	1.5	3.9	3.0

Stocks
Russell 1000 Index (Large-caps)	–9.5%	–4.6%	11.2%
Russell 2000 Index (Small-caps)	–12.9	–11.0	13.8
Dow Jones Wilshire 5000 Index (Entire market)	–9.9	–4.7	11.8
MSCI All Country World Index ex USA (International)	–9.1	4.1	23.2

CPI
Consumer Price Index	2.8%	3.9%	3.2%

1 Annualized

and investors’ appetite for risk diminished during the period, creating an environment that favored Treasury bonds.

Early in 2008, concerns mounted over firms that write insurance for municipal bonds. Several insurers had exposure to subprime debt and faced financial problems and rating downgrades. This prompted an impulsive move by some investors out of municipal bonds and into Treasuries, even as the credit quality of the underlying munis remained unaffected. It was a difficult period for munis, as prices fell sharply. The Lehman Municipal Bond Index returned –4.6% in February, one of the worst months ever for the tax-exempt bond market.

For the full six months, the yield curve for municipal bonds grew steeper: Yields for short-term munis fell while those for long-term munis rose slightly. At the same time, investors continued to prefer Treasuries, which pressured Treasury yields across the maturity spectrum, most sharply at the short end. These dynamics upended the generally stable relationship between yields of Treasuries and municipals. In the first few months of 2008, the downward price pressure on muni bonds had pushed their yields substantially higher than those of Treasuries. As of April 30, yields of very short- and very long-term municipals were still higher than yields for their Treasury counterparts.

For the fiscal period, the Tax-Exempt Money Market Fund returned 1.4% while maintaining a net asset value of $1, a price that is expected but not guaranteed. Yields of both taxable and tax-exempt money market funds have fallen during the Fed’s rate-cutting campaign.

In general, returns were more robust among the shorter-maturity Municipal Bond Funds, reflecting solid income and positive capital return. For their Investor Shares, the Short-Term Tax-Exempt Fund returned 2.5% and the Limited-Term Tax-Exempt Fund returned 2.7%. The Intermediate-Term Tax-Exempt Fund returned 2.1%, driven primarily by the income portion of the return (the fund’s capital return was nearly flat).

Returns for the three longer-term

Municipal Bond Funds were more modest, as investors shied away from risk of all types. For Investor Shares, the Insured Long-Term Tax-Exempt Fund returned 0.7%, the Long-Term Tax-Exempt Fund returned 1.1%, and the High-Yield Tax-Exempt Fund returned 0.1%. (The longer-term funds have higher average durations than the shorter-term funds, which makes the longer-term funds more vulnerable in the short run to rising rates.) All three funds experienced share price declines, but the funds’ solid income kept their total returns in positive territory.

All of the Municipal Bond Funds beat their peer-group average returns for the half-year, reflecting the relatively conservative positioning on quality and duration of the funds’ advisor—Vanguard Fixed Income Group—during a volatile environment.

Short-term disruptions do not change long-term strategies

The municipal bond market has traditionally been a relatively “quiet” corner of the larger fixed income universe. Bonds issued by state or local governments do not often make for exciting headlines. But as we’ve seen over the recent fiscal period, surprises can occur even in typically staid segments of the market.

At Vanguard, we believe the best way to weather short-term market disruptions is to stick to long-term investment strategies. This means maintaining a focus on low-cost, high-quality investments guided by an experienced team of portfolio managers and credit analysts. For investors in higher tax brackets, we believe the Vanguard Municipal Bond Funds are an excellent way to carry out such a strategy.

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

May 13, 2008

Total Returns
Six Months Ended April 30, 2008
		Average
	Vanguard	Competing
Tax-Exempt Fund Investor Shares	Fund	Fund[1]
Money Market	1.4%	1.1%
Short-Term	2.5	2.2
Limited-Term	2.7	1.6
Intermediate-Term	2.1	1.6
Insured Long-Term	0.7	0.1
Long-Term	1.1	–0.1
High-Yield	0.1	–4.4

Annualized Expense Ratios[2]
Your Fund Compared With Its Peer Group
			Peer-Group
	Investor	Admiral	Expense
Tax-Exempt Fund	Shares	Shares	Ratio
Money Market	0.10%	—	0.72%
Short-Term	0.15	0.08%	0.77
Limited-Term	0.15	0.08	0.86
Intermediate-Term	0.15	0.08	0.89
Insured Long-Term	0.15	0.08	1.15
Long-Term	0.15	0.08	1.09
High-Yield	0.15	0.08	1.16

Your Fund’s Performance at a Glance
October 31, 2007–April 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
Tax-Exempt Fund	Share Price	Share Price	Dividends	Gains
Money Market	$1.00	$1.00	$0.014	$0.000
Short-Term
Investor Shares	15.62	15.75	0.259	0.000
Admiral Shares	15.62	15.75	0.264	0.000
Limited-Term
Investor Shares	10.73	10.83	0.185	0.000
Admiral Shares	10.73	10.83	0.188	0.000
Intermediate-Term
Investor Shares	13.18	13.19	0.268	0.000
Admiral Shares	13.18	13.19	0.273	0.000
Insured Long-Term
Investor Shares	12.38	12.19	0.278	0.000
Admiral Shares	12.38	12.19	0.282	0.000
Long-Term
Investor Shares	11.09	10.96	0.248	0.000
Admiral Shares	11.09	10.96	0.251	0.000
High-Yield
Investor Shares	10.62	10.38	0.246	0.000
Admiral Shares	10.62	10.38	0.250	0.000

1  Derived from data provided by Lipper Inc.

2  Fund expense ratios reflect the six months ended April 30, 2008. Peer groups are: for the Tax-Exempt Money Market Fund, the Average Tax-Exempt Money Market Fund; for the Short-Term Tax-Exempt Fund, the Average 1–2 Year Municipal Fund; for the Limited-Term Tax-Exempt Fund, the Average 1–5 Year Municipal Fund; for the Intermediate-Term Tax-Exempt Fund, the Average Intermediate Municipal Fund; for the Insured Long-Term Tax-Exempt Fund, the Average Insured Municipal Fund; for the Long-Term Tax-Exempt Fund, the Average General Municipal Fund; and for the High-Yield Tax-Exempt Fund, the Average High-Yield Municipal Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture data through year-end 2007.

Advisor’s Report

For the fiscal half-year, the Vanguard Municipal Bond Funds produced returns ranging from 0.1% (for the High-Yield Tax-Exempt Fund) to 2.7% (for the Limited-Term Tax-Exempt Fund). Each of the seven funds outperformed the average return of its respective peer group during a tumultuous six months in the credit markets.

The investment environment

Credit-market activity ground to a near standstill at the start of the six-month period, as turmoil surrounding some mortgage-backed securities pushed borrowers and lenders to the market’s sidelines. The Federal Reserve Board responded aggressively, reducing its target for the federal funds rate from 4.50% at the start of the period to 2.00% at the end. (In January, the Fed cut rates by an unprecedented 1.25 percentage points within the space of two weeks.) The Fed also reduced its discount rate (the rate on its loans to banks) and coordinated with other central banks to provide additional funding to eligible financial institutions.

The Fed’s actions, and investors’ flight to quality, created a much steeper U.S. Treasury yield curve. Although the municipal yield curve also steepened, the change was less dramatic, and municipal bond returns trailed those of Treasuries during the six months. The net effect was to cheapen the price of tax-exempt bonds to extraordinarily attractive levels. At the end of April, for example, 30-year AAA-rated municipal bonds’ yields exceeded those of 30-year U.S. Treasury bonds—despite the munis’ significant tax advantages. A year ago, 30-year muni yields were about 85% of those for 30-year Treasuries, a more typical relationship.

The relative “cheapness” of munis during the period reflected not only the market’s preference for Treasuries but also its concern about the financial strength of municipal bond insurers—some of which lost their AAA ratings because of their exposure to guaranteed residential mortgage-backed securities.

The muni market’s fast-changing dynamics were reflected in the supply of new issues. During calendar-year 2007, states and municipalities issued a record $427 billion worth of securities, up 10.1% over the previous year. Much of the increase came at the start of the year. Late in the year, the relatively high yields demanded by investors and concerns about bond insurers restrained new issuance. In recent months, supply has rebounded, much of it from issuers that exited the troubled auction-rate securities market to seek financing with conventional fixed-rate bonds. (The auction-rate securities market is an arcane, but important, source of tax-exempt financing; it virtually stopped functioning as a result of problems with the bond insurers.)

Management of the funds

During the past six months, the shorter-term Vanguard Municipal Bond Funds outperformed the longer-term funds. The Limited-Term Fund returned 2.7%—the best six-month result of the seven funds—as investors bid up the prices of high-quality short-term securities. The High-Yield Fund produced the lowest return of the group, 0.1%; a modest decline in bond prices offset most of the fund’s income return. As the markets grew increasingly unsettled, investors were less eager to hold longer-term and higher-risk municipal securities. The Tax-Exempt Money Market Fund returned 1.4%.

This strong relative performance reflected our emphasis on the high-quality securities in each fund’s market segment, as well as the funds’ very low costs, which maximize your share of the fund returns. The funds also benefited from our interest rate positioning. We kept the funds’ durations (a measure of interest rate sensitivity) in the neutral range of their typical bands, but with a mild bias toward shorter-term securities. When short-term yields declined, this positioning paid off.

Our customary emphasis on the market’s highest-quality securities gave us confidence in our investments during the municipal market’s dislocations, particularly as investors began to doubt the strength of certain bond insurers. Our decision to invest—or not—in any insured bond or money market instrument is based on the quality of the underlying tax-exempt issuer, not on that of the insurer. Our sizable, experienced municipal credit group diligently evaluates all potential holdings. We believe shareholders can continue to rely on this rigorous review and oversight process consistent with each fund’s objectives.

Marlin G. Brown, Portfolio Manager

John M. Carbone, Principal

Reid O. Smith, Principal

Pamela Wisehaupt Tynan, Principal

Vanguard Fixed Income Group

May 19, 2008

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)

Maturity	October 31, 2007	April 30, 2008
2 years	3.33%	2.35%
5 years	3.47	3.00
10 years	3.81	3.67
30 years	4.40	4.59

Source: Vanguard.

Tax-Exempt Money Market Fund

Fund Profile

As of April 30, 2008

Financial Attributes

Yield[1]	2.5%
Average Weighted Maturity	25 days
Average Quality[2]	MIG-1
Expense Ratio	0.10%[3]

Largest State Concentrations[4]

Texas	15.8%
Illinois	8.7
Michigan	5.8
Florida	5.0
Colorado	4.0
Tennessee	3.3
Massachusetts	3.1
Washington	3.0
Georgia	2.9
North Carolina	2.8
Top Ten	54.4%

Distribution by Credit Quality[5] (% of portfolio)

MIG-1/SP-1+/F-1/+	89.4%
A-1/P-1	8.6
AAA	2.0

1  7-day SEC yield. See the Glossary on page 50 for an explanation of yield and other terms used here.

2  Moody’s Investors Service.

3  Annualized.

4  Percentages of total net assets, excluding any futures contracts.

5  Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): October 31, 1997–April 30, 2008
		Average
		Competing
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1998	3.4%	3.0%
1999	3.1	2.6
2000	3.9	3.4
2001	3.2	2.6
2002	1.5	0.9
2003	1.0	0.5
2004	1.0	0.5
2005	2.1	1.5
2006	3.3	2.7
2007	3.6	3.0
2008[2]	1.4	1.1
7-day SEC yield (4/30/2008): 2.51%

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market[3]	6/10/1980	3.42%	2.36%	0.00%	2.59%	2.59%

1  Returns for the Average Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2  Six months ended April 30, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table on page 9 for dividend and capital gains information.

Tax-Exempt Money Market Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Exempt Money Market Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Interest[1]	331,428
Total Income	331,428
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,070
Management and Administrative	7,129
Marketing and Distribution	2,984
Custodian Fees	62
Shareholders’ Reports	8
Trustees’ Fees and Expenses	11
Total Expenses	11,264
Net Investment Income	320,164
Realized Net Gain (Loss) on
Investment Securities Sold	628
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	320,792

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	320,164	732,524
Realized Net Gain (Loss)	628	550
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	320,792	733,074
Distributions
Net Investment Income	(320,164)	(732,524)
Realized Capital Gain	—	—
Total Distributions	(320,164)	(732,524)
Capital Share Transactions (at $1.00)
Issued	12,529,057	20,617,898
Issued in Lieu of Cash Distributions	303,941	693,545
Redeemed	(12,012,157)	(18,409,309)
Net Increase (Decrease) from Capital Share Transactions	820,841	2,902,134
Total Increase (Decrease)	821,469	2,902,684
Net Assets
Beginning of Period	22,019,130	19,116,446
End of Period	22,840,599	22,019,130

1  Interest income from an affiliated company of the fund was $12,990,000.

Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.014	.036	.032	.021	.010	.010
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.014	.036	.032	.021	.010	.010
Distributions
Dividends from Net Investment Income	(.014)	(.036)	(.032)	(.021)	(.010)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.014)	(.036)	(.032)	(.021)	(.010)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.43%	3.65%	3.26%	2.13%	1.03%	0.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,841	$22,019	$19,116	$17,362	$14,936	$12,434
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.13%	0.13%	0.13%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.84%*	3.59%	3.22%	2.12%	1.03%	0.97%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At April 30, 2008, the fund had contributed capital of $1,965,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.96% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Short-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	480	6,271	43,034
Yield[3]		2.8%	4.0%
Investor Shares	2.5%
Admiral Shares	2.6%
Yield to Maturity	2.8%[4]	2.8%	4.0%
Average Coupon	4.7%	5.2%	5.0%
Average Effective
Maturity	1.2 years	2.9 years	13.2 years
Average Quality	AA+	AAA	AA+
Average Duration	1.2 years	2.6 years	7.8 years
Expense Ratio		—	—
Investor Shares	0.15%[5]
Admiral Shares	0.08%[5]
Short-Term Reserves	0.4%	—	—

Largest State Concentrations[6]

Texas	17.2%
Florida	8.6
New York	7.8
Pennsylvania	6.1
California	5.3
Georgia	4.4
Washington	3.9
Illinois	3.7
Massachusetts	3.6
Michigan	3.4
Top Ten	64.0%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.95	0.51
Beta	0.41	0.14

Distribution by Maturity (% of portfolio)

Under 1 Year	42.2%
1–3 Years	52.6
3–5 Years	4.8
Over 5 Years	0.4

Distribution by Credit Quality (% of portfolio)

AAA	55.4%
AA	36.3
A	7.2
BBB	0.6
Other	0.5

Investment Focus

1  Lehman 3 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on page 50.

4  Before expenses.

5  Annualized.

6  Percentage of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 50.

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1997–April 30, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	0.5%	4.0%	4.5%	5.7%
1999	–1.0	3.7	2.7	2.2
2000	0.1	4.1	4.2	4.9
2001	1.5	4.2	5.7	8.7
2002	–0.1	2.9	2.8	4.8
2003	0.3	2.0	2.3	3.9
2004	–0.6	1.8	1.2	2.2
2005	–0.9	2.2	1.3	0.3
2006	0.3	2.9	3.2	3.1
2007	0.3	3.4	3.7	4.0
2008[2]	0.8	1.7	2.5	3.4

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	9/1/1977	4.71%	2.56%	0.12%	3.10%	3.22%
Admiral Shares	2/12/2001	4.79	2.63	0.10[4]	2.81[4]	2.91[4]

1  Lehman 3 Year Municipal Bond Index.

2  Six months ended April 30, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on page 14 for dividend and capital gains information.

Short-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Interest[1]	72,857
Total Income	72,857
Expenses
The Vanguard Group—Note B
Investment Advisory Services	203
Management and Administrative
Investor Shares	586
Admiral Shares	657
Marketing and Distribution
Investor Shares	142
Admiral Shares	419
Custodian Fees	32
Shareholders’ Reports
Investor Shares	13
Admiral Shares	3
Trustees’ Fees and Expenses	2
Total Expenses	2,057
Net Investment Income	70,800
Realized Net Gain (Loss)
Investment Securities Sold	2,329
Futures Contracts	—
Realized Net Gain (Loss)	2,329
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	31,212
Futures Contracts	(123)
Change in Unrealized Appreciation
(Depreciation)	31,089
Net Increase (Decrease) in Net Assets
Resulting from Operations	104,218

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	70,800	138,653
Realized Net Gain (Loss)	2,329	(2,945)
Change in Unrealized Appreciation (Depreciation)	31,089	15,485
Net Increase (Decrease) in Net Assets Resulting from Operations	104,218	151,193
Distributions
Net Investment Income
Investor Shares	(17,735)	(36,049)
Admiral Shares	(53,065)	(102,604)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(70,800)	(138,653)
Capital Share Transactions—Note E
Investor Shares	89,255	(101,961)
Admiral Shares	166,082	99,627
Net Increase (Decrease) from Capital Share Transactions	255,337	(2,334)
Total Increase (Decrease)	288,755	10,206
Net Assets
Beginning of Period	4,117,583	4,107,377
End of Period	4,406,338	4,117,583

1  Interest income from an affiliated company of the fund was $870,000.

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$15.62	$15.58	$15.53	$15.67	$15.77	$15.73
Investment Operations
Net Investment Income	.259	.526	.443	.340	.292	.317
Net Realized and Unrealized Gain (Loss)
on Investments	.130	.040	.050	(.140)	(.100)	.040
Total from Investment Operations	.389	.566	.493	.200	.192	.357
Distributions
Dividends from Net Investment Income	(.259)	(.526)	(.443)	(.340)	(.292)	(.317)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.259)	(.526)	(.443)	(.340)	(.292)	(.317)
Net Asset Value, End of Period	$15.75	$15.62	$15.58	$15.53	$15.67	$15.77

Total Return[1]	2.50%	3.70%	3.22%	1.29%	1.23%	2.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,138	$1,040	$1,139	$1,382	$2,198	$2,144
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.15%	0.16%	0.16%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.31%*	3.37%	2.85%	2.16%	1.86%	2.01%
Portfolio Turnover Rate	26%*	51%	49%	30%	10%	25%

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$15.62	$15.58	$15.53	$15.67	$15.77	$15.73
Investment Operations
Net Investment Income	.264	.537	.455	.351	.300	.327
Net Realized and Unrealized Gain (Loss)
on Investments	.130	.040	.050	(.140)	(.100)	.040
Total from Investment Operations	.394	.577	.505	.211	.200	.367
Distributions
Dividends from Net Investment Income	(.264)	(.537)	(.455)	(.351)	(.300)	(.327)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.264)	(.537)	(.455)	(.351)	(.300)	(.327)
Net Asset Value, End of Period	$15.75	$15.62	$15.58	$15.53	$15.67	$15.77

Total Return	2.54%	3.77%	3.30%	1.37%	1.28%	2.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,269	$3,078	$2,969	$2,871	$2,433	$2,428
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.38%*	3.44%	2.92%	2.26%	1.91%	2.05%
Portfolio Turnover Rate	26%*	51%	49%	30%	10%	25%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2008, the fund had contributed capital of $367,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Short-Term Tax-Exempt Fund

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2007, the fund had available realized losses of $12,077,000 to offset future net capital gains of $14,000 through October 31, 2008, $127,000 through October 31, 2010, $2,850,000 through October 31, 2011, $59,000 through October 31, 2012, $2,281,000 through October 31, 2013, $3,801,000 through October 31, 2014, and $2,945,000 through October 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2008, the cost of investment securities for tax purposes was $4,293,184,000. Net unrealized appreciation of investment securities for tax purposes was $36,216,000, consisting of unrealized gains of $39,334,000 on securities that had risen in value since their purchase and $3,118,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
2-Year U.S. Treasury Note	(300)	63,806	(123)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended April 30, 2008, the fund purchased $872,206,000 of investment securities and sold $398,272,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	331,835	21,080	380,978	24,462
Issued in Lieu of Cash Distributions	15,037	956	30,545	1,961
Redeemed	(257,617)	(16,354)	(513,484)	(32,967)
Net Increase (Decrease)—Investor Shares	89,255	5,682	(101,961)	(6,544)
Admiral Shares
Issued	867,731	55,106	1,130,745	72,604
Issued in Lieu of Cash Distributions	43,386	2,758	84,673	5,436
Redeemed	(745,035)	(47,313)	(1,115,791)	(71,644)
Net Increase (Decrease)—Admiral Shares	166,082	10,551	99,627	6,396

Limited-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	735	6,271	43,034
Yield[3]		2.8%	4.0%
Investor Shares	2.9%
Admiral Shares	2.9%
Yield to Maturity	3.2%[4]	2.8%	4.0%
Average Coupon	4.8%	5.2%	5.0%
Average Effective
Maturity	3.0 years	2.9 years	13.2 years
Average Quality	AA	AAA	AA+
Average Duration	2.6 years	2.6 years	7.8 years
Expense Ratio		—	—
Investor Shares	0.15%[5]
Admiral Shares	0.08%[5]
Short-Term Reserves	3.2%	—	—

Largest State Concentrations[6]

Texas	10.4%
New York	9.5
California	8.8
Florida	6.2
New Jersey	5.6
Washington	4.2
Pennsylvania	3.9
Illinois	3.8
Michigan	3.6
Massachusetts	3.3
Top Ten	59.3%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.95	0.75
Beta	0.86	0.36

Distribution by Maturity (% of portfolio)

Under 1 Year	21.6%
1–3 Years	28.0
3–5 Years	27.9
Over 5 Years	22.5

Distribution by Credit Quality (% of portfolio)

AAA	52.8%
AA	32.0
A	10.3
BBB	4.6
BB	0.1
Other	0.2

Investment Focus

1  Lehman 3 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on page 50.

4  Before expenses.

5  Annualized.

6  Percentage of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 50.

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1997–April 30, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	1.0%	4.4%	5.4%	5.7%
1999	–2.4	4.2	1.8	2.2
2000	0.5	4.5	5.0	4.9
2001	3.3	4.6	7.9	8.7
2002	0.1	3.9	4.0	4.8
2003	0.7	3.3	4.0	3.9
2004	–1.1	2.9	1.8	2.2
2005	–2.3	3.0	0.7	0.3
2006	0.1	3.3	3.4	3.1
2007	0.1	3.5	3.6	4.0
2008[2]	0.9	1.8	2.7	3.4

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	8/31/1987	4.80%	2.74%	0.06%	3.74%	3.80%
Admiral Shares	2/12/2001	4.87	2.81	–0.04[4]	3.51[4]	3.47[4]

1  Lehman 3 Year Municipal Bond Index.

2  Six months ended April 30, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on page 20 for dividend and capital gains information.

Limited-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Interest[1]	123,679
Total Income	123,679
Expenses
The Vanguard Group—Note B
Investment Advisory Services	328
Management and Administrative
Investor Shares	1,005
Admiral Shares	1,135
Marketing and Distribution
Investor Shares	243
Admiral Shares	615
Custodian Fees	35
Shareholders’ Reports
Investor Shares	31
Admiral Shares	4
Trustees’ Fees and Expenses	3
Total Expenses	3,399
Net Investment Income	120,280
Realized Net Gain (Loss)
Investment Securities Sold	(2,097)
Futures Contracts	612
Realized Net Gain (Loss)	(1,485)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	59,645
Futures Contracts	952
Change in Unrealized Appreciation
(Depreciation)	60,597
Net Increase (Decrease) in Net Assets
Resulting from Operations	179,392

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	120,280	233,672
Realized Net Gain (Loss)	(1,485)	(11,656)
Change in Unrealized Appreciation (Depreciation)	60,597	15,524
Net Increase (Decrease) in Net Assets Resulting from Operations	179,392	237,540
Distributions
Net Investment Income
Investor Shares	(31,453)	(64,936)
Admiral Shares	(88,827)	(168,736)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(120,280)	(233,672)
Capital Share Transactions—Note E
Investor Shares	146,577	(185,519)
Admiral Shares	345,613	228,759
Net Increase (Decrease) from Capital Share Transactions	492,190	43,240
Total Increase (Decrease)	551,302	47,108
Net Assets
Beginning of Period	6,712,472	6,665,364
End of Period	7,263,774	6,712,472

1  Interest income from an affiliated company of the fund was $1,457,000.

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.73	$10.72	$10.71	$10.96	$11.08	$11.00
Investment Operations
Net Investment Income	.185	.371	.344	.326	.318	.355
Net Realized and Unrealized Gain (Loss)
on Investments	.100	.010	.010	(.250)	(.120)	.080
Total from Investment Operations	.285	.381	.354	.076	.198	.435
Distributions
Dividends from Net Investment Income	(.185)	(.371)	(.344)	(.326)	(.318)	(.355)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.185)	(.371)	(.344)	(.326)	(.318)	(.355)
Net Asset Value, End of Period	$10.83	$10.73	$10.72	$10.71	$10.96	$11.08

Total Return[1]	2.67%	3.62%	3.37%	0.71%	1.82%	4.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,961	$1,798	$1,983	$2,351	$3,553	$3,148
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.15%	0.16%	0.16%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.42%*	3.46%	3.23%	3.01%	2.89%	3.19%
Portfolio Turnover Rate	19%*	32%	27%	17%	8%	13%

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.73	$10.72	$10.71	$10.96	$11.08	$11.00
Investment Operations
Net Investment Income	.188	.378	.352	.334	.324	.362
Net Realized and Unrealized Gain (Loss)
on Investments	.100	.010	.010	(.250)	(.120)	.080
Total from Investment Operations	.288	.388	.362	.084	.204	.442
Distributions
Dividends from Net Investment Income	(.188)	(.378)	(.352)	(.334)	(.324)	(.362)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.188)	(.378)	(.352)	(.334)	(.324)	(.362)
Net Asset Value, End of Period	$10.83	$10.73	$10.72	$10.71	$10.96	$11.08

Total Return	2.70%	3.69%	3.45%	0.78%	1.87%	4.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,303	$4,914	$4,682	$4,481	$3,395	$3,286
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.49%*	3.53%	3.30%	3.08%	2.95%	3.25%
Portfolio Turnover Rate	19%*	32%	27%	17%	8%	13%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts

(included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2008, the fund had contributed capital of $614,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.62% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Limited-Term Tax-Exempt Fund

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2007, the fund had available realized losses of $85,890,000 to offset future net capital gains of $2,880,000 through October 31, 2008, $815,000 through October 31, 2009, $31,765,000 through October 31, 2011, $1,396,000 through October 31, 2012, $20,383,000 through October 31, 2013, $16,166,000 through October 31, 2014, and $12,485,000 through October 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $353,000 through October 31, 2007, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2008, the cost of investment securities for tax purposes was $7,136,113,000. Net unrealized appreciation of investment securities for tax purposes was $60,134,000, consisting of unrealized gains of $76,890,000 on securities that had risen in value since their purchase and $16,756,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	(1,660)	185,894	258
10-Year U.S. Treasury Note	(1,180)	136,659	694

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended April 30, 2008, the fund purchased $1,328,010,000 of investment securities and sold $584,004,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	514,362	47,417	595,187	55,678
Issued in Lieu of Cash Distributions	27,011	2,496	55,007	5,143
Redeemed	(394,796)	(36,422)	(835,713)	(78,168)
Net Increase (Decrease)—Investor Shares	146,577	13,491	(185,519)	(17,347)
Admiral Shares
Issued	1,082,828	99,897	1,508,998	141,138
Issued in Lieu of Cash Distributions	70,510	6,516	134,376	12,564
Redeemed	(807,725)	(74,570)	(1,414,615)	(132,312)
Net Increase (Decrease)—Admiral Shares	345,613	31,843	228,759	21,390

Intermediate-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,421	4,225	43,034
Yield[3]		3.5%	4.0%
Investor Shares	3.6%
Admiral Shares	3.6%
Yield to Maturity	3.8%[4]	3.5%	4.0%
Average Coupon	5.0%	5.0%	5.0%
Average Effective
Maturity	6.5 years	6.9 years	13.2 years
Average Quality	AA+	AA+	AA+
Average Duration	5.0 years	5.2 years	7.8 years
Expense Ratio		—	—
Investor Shares	0.15%[5]
Admiral Shares	0.08%[5]
Short-Term Reserves	1.6%	—	—

Largest State Concentrations[6]

California	12.5%
Texas	9.6
New York	6.6
Massachusetts	6.3
New Jersey	6.1
Georgia	4.6
Pennsylvania	4.5
Florida	4.3
North Carolina	3.2
Minnesota	3.1
Top Ten	60.8%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.92	0.98
Beta	1.01	0.90

Distribution by Maturity (% of portfolio)

Under 1 Year	7.9%
1–5 Years	30.9
5–10 Years	47.9
10–20 Years	10.9
20–30 Years	2.0
Over 30 Years	0.4

Distribution by Credit Quality (% of portfolio)

AAA	55.8%
AA	30.0
A	9.1
BBB	5.0
Other	0.1

Investment Focus

1  Lehman 7 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on page 50.

4  Before expenses.

5  Annualized.

6  Percentage of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 50.

23

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1997–April 30, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	1.7%	5.1%	6.8%	7.4%
1999	–5.2	4.8	–0.4	0.0
2000	2.0	5.3	7.3	6.8
2001	4.3	5.1	9.4	9.9
2002	–0.2	4.6	4.4	6.3
2003	0.5	4.2	4.7	5.8
2004	0.7	4.1	4.8	4.6
2005	–3.0	4.0	1.0	0.6
2006	0.8	4.3	5.1	5.0
2007	–1.4	4.1	2.7	3.6
2008[2]	0.1	2.0	2.1	3.2

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	9/1/1977	2.72%	3.44%	–0.12%	4.52%	4.40%
Admiral Shares	2/12/2001	2.79	3.51	–0.26[4]	4.36[4]	4.10[4]

1  Lehman 7 Year Municipal Bond Index.

2  Six months ended April 30, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on page 26 for dividend and capital gains information.

24

Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Interest[1]	363,283
Total Income	363,283
Expenses
The Vanguard Group—Note B
Investment Advisory Services	803
Management and Administrative
Investor Shares	2,795
Admiral Shares	3,012
Marketing and Distribution
Investor Shares	656
Admiral Shares	1,252
Custodian Fees	60
Shareholders’ Reports
Investor Shares	66
Admiral Shares	9
Trustees’ Fees and Expenses	8
Total Expenses	8,661
Expenses Paid Indirectly—Note C	(90)
Net Expenses	8,571
Net Investment Income	354,712
Realized Net Gain (Loss)
Investment Securities Sold	(1,199)
Futures Contracts	(6,684)
Realized Net Gain (Loss)	(7,883)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	4,747
Futures Contracts	808
Change in Unrealized Appreciation
(Depreciation)	5,555
Net Increase (Decrease) in Net Assets
Resulting from Operations	352,384

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	354,712	642,176
Realized Net Gain (Loss)	(7,883)	(3,059)
Change in Unrealized Appreciation (Depreciation)	5,555	(206,232)
Net Increase (Decrease) in Net Assets Resulting from Operations	352,384	432,885
Distributions
Net Investment Income
Investor Shares	(102,209)	(201,124)
Admiral Shares	(252,503)	(441,052)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(354,712)	(642,176)
Capital Share Transactions—Note F
Investor Shares	569,539	24,273
Admiral Shares	1,559,742	2,179,027
Net Increase (Decrease) from Capital Share Transactions	2,129,281	2,203,300
Total Increase (Decrease)	2,126,953	1,994,009
Net Assets
Beginning of Period	16,334,591	14,340,582
End of Period	18,461,544	16,334,591

1  Interest income from an affiliated company of the fund was $3,468,000.

25

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$13.18	$13.37	$13.26	$13.67	$13.58	$13.55
Investment Operations
Net Investment Income	.268	.548	.556	.548	.551	.563
Net Realized and Unrealized Gain (Loss)
on Investments	.010	(.190)	.110	(.410)	.090	.070
Total from Investment Operations	.278	.358	.666	.138	.641	.633
Distributions
Dividends from Net Investment Income	(.268)	(.548)	(.556)	(.548)	(.551)	(.563)
Distributions from Realized Capital Gains	—	—	—	—	—	(.040)
Total Distributions	(.268)	(.548)	(.556)	(.548)	(.551)	(.603)
Net Asset Value, End of Period	$13.19	$13.18	$13.37	$13.26	$13.67	$13.58

Total Return[1]	2.13%	2.74%	5.14%	1.02%	4.82%	4.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,421	$4,851	$4,895	$4,745	$6,858	$6,922
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.15%	0.17%	0.16%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.07%*	4.14%	4.19%	4.06%	4.05%	4.13%
Portfolio Turnover Rate	10%*	12%	8%	12%	10%	19%

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$13.18	$13.37	$13.26	$13.67	$13.58	$13.55
Investment Operations
Net Investment Income	.273	.557	.566	.558	.559	.571
Net Realized and Unrealized Gain (Loss)
on Investments	.010	(.190)	.110	(.410)	.090	.070
Total from Investment Operations	.283	.367	.676	.148	.649	.641
Distributions
Dividends from Net Investment Income	(.273)	(.557)	(.566)	(.558)	(.559)	(.571)
Distributions from Realized Capital Gains	—	—	—	—	—	(.040)
Total Distributions	(.273)	(.557)	(.566)	(.558)	(.559)	(.611)
Net Asset Value, End of Period	$13.19	$13.18	$13.37	$13.26	$13.67	$13.58

Total Return	2.16%	2.81%	5.22%	1.09%	4.88%	4.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,041	$11,484	$9,445	$7,990	$5,145	$4,754
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.14%*	4.21%	4.27%	4.13%	4.11%	4.19%
Portfolio Turnover Rate	10%*	12%	8%	12%	10%	19%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2008, the fund had contributed capital of $1,548,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.55% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

27

Intermediate-Term Tax-Exempt Fund

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2008, these arrangements reduced the fund’s management and administrative expenses by $84,000 and custodian fees by $6,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2007, the fund had available realized losses of $77,154,000 to offset future net capital gains of $19,291,000 through October 31, 2011, $22,706,000 through October 31, 2013, $32,718,000 through October 31, 2014, and $2,439,000 through October 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $30,751,000 through October 31, 2007, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2008, the cost of investment securities for tax purposes was $18,393,753,000. Net unrealized appreciation of investment securities for tax purposes was $155,003,000, consisting of unrealized gains of $300,236,000 on securities that had risen in value since their purchase and $145,233,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	(5,225)	585,118	(958)
30-Year U.S. Treasury Bond	(2,569)	300,292	1,766

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended April 30, 2008, the fund purchased $3,474,548,000 of investment securities and sold $867,871,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,325,786	100,271	1,633,549	123,274
Issued in Lieu of Cash Distributions	81,985	6,221	162,360	12,261
Redeemed	(838,232)	(63,347)	(1,771,636)	(133,823)
Net Increase (Decrease)—Investor Shares	569,539	43,145	24,273	1,712
Admiral Shares
Issued	2,740,065	207,218	3,514,276	265,378
Issued in Lieu of Cash Distributions	180,933	13,730	321,955	24,326
Redeemed	(1,361,256)	(103,043)	(1,657,204)	(125,324)
Net Increase (Decrease)—Admiral Shares	1,559,742	117,905	2,179,027	164,380

28

Insured Long-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	302	7,301	43,034
Yield[3]		4.0%	4.0%
Investor Shares	4.0%
Admiral Shares	4.1%
Yield to Maturity	4.2%[4]	4.0%	4.0%
Average Coupon	4.5%	5.0%	5.0%
Average Effective
Maturity	9.3 years	9.8 years	13.2 years
Average Quality	AA+	AA+	AA+
Average Duration	6.4 years	6.8 years	7.8 years
Expense Ratio		—	—
Investor Shares	0.15%[5]
Admiral Shares	0.08%[5]
Short-Term Reserves	0%	—	—

Largest State Concentrations[6]

California	14.4%
New Jersey	9.6
Texas	9.6
Illinois	8.3
Florida	7.3
Georgia	5.3
New York	5.2
Colorado	3.6
Pennsylvania	3.3
Massachusetts	3.0
Top Ten	69.6%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.91	0.98
Beta	1.09	1.14

Distribution by Maturity (% of portfolio)

Under 1 Year	7.0%
1–5 Years	25.0
5–10 Years	39.3
10–20 Years	14.0
20–30 Years	10.3
Over 30 Years	4.4

Distribution by Credit Quality (% of portfolio)

AAA	78.3%
AA	11.3
A	10.4

Investment Focus

1  Lehman 10 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on page 50.

4  Before expenses.

5  Annualized.

6  Percentage of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 50.

29

Insured Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1997–April 30, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.4%	5.5%	7.9%	8.3%
1999	–7.7	5.0	–2.7	–1.2
2000	3.8	5.9	9.7	8.2
2001	5.6	5.4	11.0	10.2
2002	0.9	4.8	5.7	6.2
2003	1.0	4.6	5.6	4.9
2004	1.0	4.8	5.8	6.3
2005	–2.5	4.5	2.0	1.2
2006	1.3	4.7	6.0	6.0
2007	–2.2	4.5	2.3	3.2
2008[2]	–1.5	2.2	0.7	2.3

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	9/30/1984	0.28%	3.56%	–0.09%	4.92%	4.83%
Admiral Shares	2/12/2001	0.35	3.63	–0.27[4]	4.76[4]	4.49[4]

1  Lehman 10 Year Municipal Bond Index.

2  Six months ended April 30, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on page 32 for dividend and capital gains information.

30

Insured Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Insured Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Interest	79,646
Total Income	79,646
Expenses
The Vanguard Group—Note B
Investment Advisory Services	161
Management and Administrative
Investor Shares	530
Admiral Shares	642
Marketing and Distribution
Investor Shares	99
Admiral Shares	219
Custodian Fees	6
Shareholders’ Reports
Investor Shares	6
Admiral Shares	1
Trustees’ Fees and Expenses	2
Total Expenses	1,666
Net Investment Income	77,980
Realized Net Gain (Loss)
Investment Securities Sold	(2,838)
Futures Contracts	(5,501)
Realized Net Gain (Loss)	(8,339)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(40,895)
Futures Contracts	780
Change in Unrealized Appreciation
(Depreciation)	(40,115)
Net Increase (Decrease) in Net Assets
Resulting from Operations	29,526

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	77,980	150,504
Realized Net Gain (Loss)	(8,339)	2,625
Change in Unrealized Appreciation (Depreciation)	(40,115)	(75,183)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,526	77,946
Distributions
Net Investment Income
Investor Shares	(20,750)	(42,731)
Admiral Shares	(57,230)	(107,773)
Realized Capital Gain[1]
Investor Shares	—	(1,448)
Admiral Shares	—	(3,467)
Total Distributions	(77,980)	(155,419)
Capital Share Transactions—Note E
Investor Shares	(26,187)	13,178
Admiral Shares	208,290	265,817
Net Increase (Decrease) from Capital Share Transactions	182,103	278,995
Total Increase (Decrease)	133,649	201,522
Net Assets
Beginning of Period	3,389,196	3,187,674
End of Period	3,522,845	3,389,196

1  Includes fiscal 2007 short-term gain distributions totaling $3,471,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

31

Insured Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.38	$12.68	$12.56	$12.90	$12.89	$12.85
Investment Operations
Net Investment Income	.278	.569	.577	.578	.587	.580
Net Realized and Unrealized Gain (Loss)
on Investments	(.190)	(.281)	.157	(.321)	.134	.123
Total from Investment Operations	.088	.288	.734	.257	.721	.703
Distributions
Dividends from Net Investment Income	(.278)	(.569)	(.577)	(.578)	(.587)	(.580)
Distributions from Realized Capital Gains	—	(.019)	(.037)	(.019)	(.124)	(.083)
Total Distributions	(.278)	(.588)	(.614)	(.597)	(.711)	(.663)
Net Asset Value, End of Period	$12.19	$12.38	$12.68	$12.56	$12.90	$12.89

Total Return[1]	0.73%	2.34%	6.00%	2.01%	5.76%	5.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$907	$947	$956	$1,043	$1,880	$1,912
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.15%	0.16%	0.16%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.55%*	4.55%	4.60%	4.52%	4.50%	4.57%
Portfolio Turnover Rate	19%*	34%	19%	15%	18%	17%

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.38	$12.68	$12.56	$12.90	$12.89	$12.85
Investment Operations
Net Investment Income	.282	.578	.586	.587	.594	.587
Net Realized and Unrealized Gain (Loss)
on Investments	(.190)	(.281)	.157	(.321)	.134	.123
Total from Investment Operations	.092	.297	.743	.266	.728	.710
Distributions
Dividends from Net Investment Income	(.282)	(.578)	(.586)	(.587)	(.594)	(.587)
Distributions from Realized Capital Gains	—	(.019)	(.037)	(.019)	(.124)	(.083)
Total Distributions	(.282)	(.597)	(.623)	(.606)	(.718)	(.670)
Net Asset Value, End of Period	$12.19	$12.38	$12.68	$12.56	$12.90	$12.89

Total Return	0.77%	2.41%	6.08%	2.08%	5.82%	5.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,615	$2,442	$2,232	$1,987	$1,076	$1,008
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.62%*	4.62%	4.67%	4.58%	4.56%	4.63%
Portfolio Turnover Rate	19%*	34%	19%	15%	18%	17%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Insured Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Insured Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2008, the fund had contributed capital of $297,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

33

Insured Long-Term Tax-Exempt Fund

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $21,283,000 through October 31, 2007, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At April 30, 2008, the cost of investment securities for tax purposes was $3,421,344,000. Net unrealized appreciation of investment securities for tax purposes was $65,391,000, consisting of unrealized gains of $112,888,000 on securities that had risen in value since their purchase and $47,497,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	(1,180)	132,142	(279)
30-Year U.S. Treasury Bond	(580)	67,796	286

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended April 30, 2008, the fund purchased $437,025,000 of investment securities and sold $307,621,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	131,006	10,706	217,636	17,436
Issued in Lieu of Cash Distributions	15,044	1,233	32,379	2,592
Redeemed	(172,237)	(13,961)	(236,837)	(18,954)
Net Increase (Decrease)—Investor Shares	(26,187)	(2,022)	13,178	1,074
Admiral Shares
Issued	437,338	35,931	526,842	42,330
Issued in Lieu of Cash Distributions	37,747	3,095	72,061	5,769
Redeemed	(266,795)	(21,719)	(333,086)	(26,789)
Net Increase (Decrease)—Admiral Shares	208,290	17,307	265,817	21,310

34

Long-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	304	7,301	43,034
Yield[3]		4.0%	4.0%
Investor Shares	3.9%
Admiral Shares	4.0%
Yield to Maturity	4.0%[4]	4.0%	4.0%
Average Coupon	4.6%	5.0%	5.0%
Average Effective
Maturity	9.8 years	9.8 years	13.2 years
Average Quality	AA	AA+	AA+
Average Duration	6.4 years	6.8 years	7.8 years
Expense Ratio		—	—
Investor Shares	0.15%[5]
Admiral Shares	0.08%[5]
Short-Term Reserves	2.6%	—	—

Largest State Concentrations[6]

California	11.2%
Texas	10.1
New York	9.5
Massachusetts	7.1
Florida	4.5
Illinois	4.4
Georgia	4.2
New Jersey	3.7
Pennsylvania	3.4
Michigan	3.1
Top Ten	61.2%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.94	0.99
Beta	1.09	1.13

Distribution by Maturity (% of portfolio)

Under 1 Year	5.3%
1–5 Years	25.9
5–10 Years	34.7
10–20 Years	15.7
20–30 Years	12.6
Over 30 Years	5.8

Distribution by Credit Quality (% of portfolio)

AAA	51.0%
AA	27.0
A	15.8
BBB	6.0
Other	0.2

Investment Focus

1  Lehman 10 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on page 50.

4  Before expenses.

5  Annualized.

6  Percentage of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 50.

35

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1997–April 30, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.4%	5.4%	7.8%	8.3%
1999	–8.3	4.8	–3.5	–1.2
2000	3.8	5.8	9.6	8.2
2001	6.1	5.4	11.5	10.2
2002	0.1	4.9	5.0	6.2
2003	0.7	4.7	5.4	4.9
2004	1.4	4.7	6.1	6.3
2005	–2.8	4.5	1.7	1.2
2006	1.4	4.7	6.1	6.0
2007	–2.2	4.6	2.4	3.2
2008[2]	–1.2	2.3	1.1	2.3

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	9/1/1977	0.77%	3.63%	–0.17%	4.92%	4.75%
Admiral Shares	2/12/2001	0.85	3.70	–0.28[4]	4.79[4]	4.51[4]

1  Lehman 10 Year Municipal Bond Index.

2  Six months ended April 30, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on page 38 for dividend and capital gains information.

36

Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Interest[1]	64,364
Total Income	64,364
Expenses
The Vanguard Group—Note B
Investment Advisory Services	129
Management and Administrative
Investor Shares	365
Admiral Shares	509
Marketing and Distribution
Investor Shares	86
Admiral Shares	224
Custodian Fees	6
Shareholders’ Reports
Investor Shares	7
Admiral Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	1,328
Net Investment Income	63,036
Realized Net Gain (Loss)
Investment Securities Sold	(414)
Futures Contracts	(1,777)
Realized Net Gain (Loss)	(2,191)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(28,568)
Futures Contracts	173
Change in Unrealized Appreciation
(Depreciation)	(28,395)
Net Increase (Decrease) in Net Assets
Resulting from Operations	32,450

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	63,036	114,284
Realized Net Gain (Loss)	(2,191)	3,609
Change in Unrealized Appreciation (Depreciation)	(28,395)	(58,489)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,450	59,404
Distributions
Net Investment Income
Investor Shares	(14,834)	(29,420)
Admiral Shares	(48,202)	(84,864)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(63,036)	(114,284)
Capital Share Transactions—Note E
Investor Shares	65,995	27,242
Admiral Shares	339,103	315,533
Net Increase (Decrease) from Capital Share Transactions	405,098	342,775
Total Increase (Decrease)	374,512	287,895
Net Assets
Beginning of Period	2,614,933	2,327,038
End of Period	2,989,445	2,614,933

1  Interest income from an affiliated company of the fund was $1,278,000.

37

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.09	$11.34	$11.23	$11.55	$11.39	$11.36
Investment Operations
Net Investment Income	.248	.512	.516	.513	.522	.525
Net Realized and Unrealized Gain (Loss)
on Investments	(.130)	(.250)	.153	(.320)	.160	.082
Total from Investment Operations	.118	.262	.669	.193	.682	.607
Distributions
Dividends from Net Investment Income	(.248)	(.512)	(.516)	(.513)	(.522)	(.525)
Distributions from Realized Capital Gains	—	—	(.043)	—	—	(.052)
Total Distributions	(.248)	(.512)	(.559)	(.513)	(.522)	(.577)
Net Asset Value, End of Period	$10.96	$11.09	$11.34	$11.23	$11.55	$11.39

Total Return[1]	1.08%	2.37%	6.14%	1.69%	6.14%	5.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$712	$653	$641	$640	$1,122	$1,131
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.15%	0.16%	0.16%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.51%*	4.57%	4.61%	4.49%	4.57%	4.59%
Portfolio Turnover Rate	13%*	13%	8%	17%	11%	11%

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.09	$11.34	$11.23	$11.55	$11.39	$11.36
Investment Operations
Net Investment Income	.251	.520	.524	.521	.528	.532
Net Realized and Unrealized Gain (Loss)
on Investments	(.130)	(.250)	.153	(.320)	.160	.082
Total from Investment Operations	.121	.270	.677	.201	.688	.614
Distributions
Dividends from Net Investment Income	(.251)	(.520)	(.524)	(.521)	(.528)	(.532)
Distributions from Realized Capital Gains	—	—	(.043)	—	—	(.052)
Total Distributions	(.251)	(.520)	(.567)	(.521)	(.528)	(.584)
Net Asset Value, End of Period	$10.96	$11.09	$11.34	$11.23	$11.55	$11.39

Total Return	1.12%	2.44%	6.22%	1.76%	6.19%	5.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,277	$1,962	$1,686	$1,390	$823	$799
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.58%*	4.64%	4.68%	4.55%	4.62%	4.65%
Portfolio Turnover Rate	13%*	13%	8%	17%	11%	11%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2008, the fund had contributed capital of $247,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

39

Long-Term Tax-Exempt Fund

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $14,957,000 through October 31, 2007, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2008, the cost of investment securities for tax purposes was $2,894,159,000. Net unrealized appreciation of investment securities for tax purposes was $44,368,000, consisting of unrealized gains of $85,285,000 on securities that had risen in value since their purchase and $40,917,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	(1,195)	133,821	(278)
30-Year U.S. Treasury Bond	(420)	49,094	(118)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended April 30, 2008, the fund purchased $685,933,000 of investment securities and sold $174,992,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	166,994	15,226	189,806	16,979
Issued in Lieu of Cash Distributions	11,551	1,054	22,529	2,015
Redeemed	(112,550)	(10,222)	(185,093)	(16,577)
Net Increase (Decrease)—Investor Shares	65,995	6,058	27,242	2,417
Admiral Shares
Issued	573,337	52,200	597,314	53,513
Issued in Lieu of Cash Distributions	32,707	2,986	58,823	5,263
Redeemed	(266,941)	(24,303)	(340,604)	(30,529)
Net Increase (Decrease)—Admiral Shares	339,103	30,883	315,533	28,247

40

High-Yield Tax-Exempt Fund

Fund Profile

As of April 30, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	549	7,301	43,034
Yield[3]		4.0%	4.0%
Investor Shares	4.4%
Admiral Shares	4.5%
Yield to Maturity	4.7%[4]	4.0%	4.0%
Average Coupon	4.5%	5.0%	5.0%
Average Effective
Maturity	11.8 years	9.8 years	13.2 years
Average Quality	A+	AA+	AA+
Average Duration	7.2 years	6.8 years	7.8 years
Expense Ratio		—	—
Investor Shares	0.15%[5]
Admiral Shares	0.08%[5]
Short-Term Reserves	0.7%	—	—

Largest State Concentrations[6]

California	13.6%
New York	8.4
Florida	6.5
New Jersey	5.8
Texas	5.0
Tennessee	4.2
Colorado	3.8
Puerto Rico	3.5
North Carolina	3.2
South Carolina	3.0
Top Ten	57.0%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.89	0.97
Beta	1.01	1.06

Distribution by Maturity (% of portfolio)

Under 1 Year	8.7%
1–5 Years	20.1
5–10 Years	30.3
10–20 Years	16.5
20–30 Years	15.8
Over 30 Years	8.6

Distribution by Credit Quality (% of portfolio)

AAA	31.1%
AA	23.1
A	20.4
BBB	16.9
BB	0.6
B	1.8
Below B/Other	6.1

Investment Focus

1  Lehman 10 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on page 50.

4  Before expenses.

5  Annualized.

6  Percentage of total net assets, excluding any futures contracts.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 50.

41

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1997–April 30, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.6%	5.6%	8.2%	8.3%
1999	–7.8	5.0	–2.8	–1.2
2000	1.8	6.0	7.8	8.2
2001	4.0	5.8	9.8	10.2
2002	–1.7	5.4	3.7	6.2
2003	1.4	5.1	6.5	4.9
2004	1.6	4.9	6.5	6.3
2005	–1.4	4.6	3.2	1.2
2006	1.9	4.7	6.6	6.0
2007	–2.7	4.6	1.9	3.2
2008[2]	–2.3	2.4	0.1	2.3

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	12/27/1978	–0.70%	4.11%	–0.54%	5.12%	4.58%
Admiral Shares	11/12/2001	–0.63	4.18	–0.73[4]	4.92[4]	4.19[4]

1  Lehman 10 Year Municipal Bond Index.

2  Six months ended April 30, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on page 44 for dividend and capital gains information.

42

High-Yield Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Interest[1]	147,958
Total Income	147,958
Expenses
The Vanguard Group—Note B
Investment Advisory Services	292
Management and Administrative
Investor Shares	1,056
Admiral Shares	1,017
Marketing and Distribution
Investor Shares	258
Admiral Shares	431
Custodian Fees	29
Shareholders’ Reports
Investor Shares	22
Admiral Shares	2
Trustees’ Fees and Expenses	3
Total Expenses	3,110
Expenses Paid Indirectly—Note C	(32)
Net Expenses	3,078
Net Investment Income	144,880
Realized Net Gain (Loss)
Investment Securities Sold	7,705
Futures Contracts	(3,472)
Realized Net Gain (Loss)	4,233
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(145,171)
Futures Contracts	(449)
Change in Unrealized Appreciation
(Depreciation)	(145,620)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,493

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	144,880	278,543
Realized Net Gain (Loss)	4,233	(20,064)
Change in Unrealized Appreciation (Depreciation)	(145,620)	(140,080)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,493	118,399
Distributions
Net Investment Income
Investor Shares	(45,087)	(88,943)
Admiral Shares	(99,793)	(189,600)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(144,880)	(278,543)
Capital Share Transactions—Note F
Investor Shares	26,822	188,393
Admiral Shares	109,720	626,294
Net Increase (Decrease) from Capital Share Transactions	136,542	814,687
Total Increase (Decrease)	(4,845)	654,543
Net Assets
Beginning of Period	6,221,601	5,567,058
End of Period	6,216,756	6,221,601

1  Interest income from an affiliated company of the fund was $728,000.

43

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.62	$10.91	$10.71	$10.86	$10.69	$10.54
Investment Operations
Net Investment Income	.246	.497	.491	.492	.506	.526
Net Realized and Unrealized Gain (Loss)
on Investments	(.240)	(.290)	.200	(.150)	.170	.150
Total from Investment Operations	.006	.207	.691	.342	.676	.676
Distributions
Dividends from Net Investment Income	(.246)	(.497)	(.491)	(.492)	(.506)	(.526)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.246)	(.497)	(.491)	(.492)	(.506)	(.526)
Net Asset Value, End of Period	$10.38	$10.62	$10.91	$10.71	$10.86	$10.69

Total Return[1]	0.07%	1.94%	6.61%	3.20%	6.48%	6.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,948	$1,965	$1,830	$1,753	$2,728	$2,605
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.15%	0.17%	0.16%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.71%*	4.61%	4.56%	4.55%	4.71%	4.94%
Portfolio Turnover Rate	14%*	22%	15%	15%	24%	17%

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.62	$10.91	$10.71	$10.86	$10.69	$10.54
Investment Operations
Net Investment Income	.250	.505	.499	.500	.512	.533
Net Realized and Unrealized Gain (Loss)
on Investments	(.240)	(.290)	.200	(.150)	.170	.150
Total from Investment Operations	.010	.215	.699	.350	.682	.683
Distributions
Dividends from Net Investment Income	(.250)	(.505)	(.499)	(.500)	(.512)	(.533)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.250)	(.505)	(.499)	(.500)	(.512)	(.533)
Net Asset Value, End of Period	$10.38	$10.62	$10.91	$10.71	$10.86	$10.69

Total Return	0.10%	2.01%	6.69%	3.27%	6.54%	6.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,269	$4,256	$3,737	$3,121	$1,652	$1,449
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.09%	0.09%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.78%*	4.68%	4.64%	4.60%	4.76%	5.00%
Portfolio Turnover Rate	14%*	22%	15%	15%	24%	17%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

44

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts

(included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2008, the fund had contributed capital of $525,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.52% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

45

High-Yield Tax-Exempt Fund

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2008, these arrangements reduced the fund’s expenses by $32,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2007, the fund had available realized losses of $71,081,000 to offset future net capital gains of $49,222,000 through October 31, 2011, and $21,859,000 through October 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $21,918,000 through October 31, 2007, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At April 30, 2008, the cost of investment securities for tax purposes was $6,220,305,000. Net unrealized depreciation of investment securities for tax purposes was $58,542,000, consisting of unrealized gains of $137,563,000 on securities that had risen in value since their purchase and $196,105,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	(2,190)	245,246	(515)
30-Year U.S. Treasury Bond	(993)	116,072	1,477

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended April 30, 2008, the fund purchased $539,745,000 of investment securities and sold $409,841,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	377,947	36,060	808,735	75,000
Issued in Lieu of Cash Distributions	35,910	3,445	70,332	6,539
Redeemed	(387,035)	(36,873)	(690,674)	(64,265)
Net Increase (Decrease)—Investor Shares	26,822	2,632	188,393	17,274
Admiral Shares
Issued	750,493	71,673	1,283,561	119,306
Issued in Lieu of Cash Distributions	67,371	6,464	128,605	11,958
Redeemed	(708,144)	(67,541)	(785,872)	(73,260)
Net Increase (Decrease)—Admiral Shares	109,720	10,596	626,294	58,004

46

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 48 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 48 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2007	4/30/2008	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,014.27	$0.50
Short-Term
Investor Shares	1,000.00	1,025.03	0.76
Admiral Shares	1,000.00	1,025.38	0.40
Limited-Term
Investor Shares	1,000.00	1,026.66	0.76
Admiral Shares	1,000.00	1,027.01	0.40
Intermediate-Term
Investor Shares	1,000.00	1,021.69	0.75
Admiral Shares	1,000.00	1,021.65	0.40
Insured Long-Term
Investor Shares	1,000.00	1,007.32	0.75
Admiral Shares	1,000.00	1,007.67	0.40
Long-Term
Investor Shares	1,000.00	1,010.81	0.75
Admiral Shares	1,000.00	1,011.17	0.40
High-Yield
Investor Shares	1,000.00	1,000.70	0.75
Admiral Shares	1,000.00	1,001.05	0.40
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.37	$0.50
Short-Term
Investor Shares	1,000.00	1,024.12	0.75
Admiral Shares	1,000.00	1,024.47	0.40
Limited-Term
Investor Shares	1,000.00	1,024.12	0.75
Admiral Shares	1,000.00	1,024.47	0.40
Intermediate-Term
Investor Shares	1,000.00	1,024.12	0.75
Admiral Shares	1,000.00	1,024.47	0.40
Insured Long-Term
Investor Shares	1,000.00	1,024.12	0.75
Admiral Shares	1,000.00	1,024.47	0.40
Long-Term
Investor Shares	1,000.00	1,024.12	0.75
Admiral Shares	1,000.00	1,024.47	0.40
High-Yield
Investor Shares	1,000.00	1,024.12	0.75
Admiral Shares	1,000.00	1,024.47	0.40

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.10%; for the Short-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Insured Long-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

48

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Municipal Bond Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, head of Fixed Income Portfolio Management and principal of Vanguard, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The funds’ expense ratios were far below the average expense ratios charged by peer funds. Each fund’s advisory expense ratio was also well below that of the respective peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that Vanguard Municipal Bond Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

49

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

50

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table below shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years:
Trustee since May 1987;	Chairman of the Board, Chief Executive Officer,
Chairman of the Board and	and Director/Trustee of The Vanguard Group, Inc.,
Chief Executive Officer	and of each of the investment companies served
155 Vanguard Funds Overseen	by The Vanguard Group. Director of Vanguard
Marketing Corporation.

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years:
Trustee since January 2001	Applecore Partners (pro bono ventures in education);
155 Vanguard Funds Overseen	Senior Advisor to Greenwich Associates (international
business strategy consulting); Successor Trustee
of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the
Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years:
Trustee since January 2008	Executive Chief Staff and Marketing Officer for
155 Vanguard Funds Overseen	North America since 2004 and Corporate Vice
President of Xerox Corporation (photocopiers and
printers); Director of SPX Corporation (multi-
industry manufacturing), of the United Way of
Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years:
Trustee since December 2001[2]	Chairman, President, and Chief Executive Officer
155 Vanguard Funds Overseen	of Rohm and Haas Co. (chemicals); Board Member
of the American Chemistry Council; Director of
Tyco International, Ltd. (diversified manufacturing
and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years:

Trustee since June 2006	President of the University of Pennsylvania since
155 Vanguard Funds Overseen	2004; Professor in the School of Arts and Sciences,
Annenberg School for Communication, and
Graduate School of Education of the University
of Pennsylvania since 2004; Provost (2001–2004)
and Laurance S. Rockefeller Professor of Politics
and the University Center for Human Values
(1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005
and of Schuylkill River Development Corporation
and Greater Philadelphia Chamber of Commerce
since 2004; Trustee of the National Constitution
Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years:
Trustee since July 1998	Corporate Vice President and Chief Global Diversity
155 Vanguard Funds Overseen	Officer since 2006, Vice President and Chief
Information Officer (1997–2005), and Member of
the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of
the University Medical Center at Princeton and
Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years:
Trustee since December 2004	George Gund Professor of Finance and Banking,
155 Vanguard Funds Overseen	Harvard Business School; Senior Associate Dean
and Director of Faculty Recruiting, Harvard
Business School; Director and Chairman of UNX,
Inc. (equities trading firm); Chair of the Investment
Committee of HighVista Strategies LLC (private
investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years:
Trustee since January 1993	Chairman, President, Chief Executive Officer,
155 Vanguard Funds Overseen	and Director of NACCO Industries, Inc. (forklift
trucks/housewares/lignite); Director of Goodrich
Corporation (industrial products/aircraft systems
and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years:
Trustee since April 1985	Retired Chairman and Chief Executive Officer
155 Vanguard Funds Overseen	of Rohm and Haas Co. (chemicals); Director
of Cummins Inc. (diesel engines) and
AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University
and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years:
Treasurer since July 1998	Principal of The Vanguard Group, Inc.; Treasurer
155 Vanguard Funds Overseen	of each of the investment companies served by
The Vanguard Group.

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years:
President since March 2008	President of The Vanguard Group, Inc., and of each
155 Vanguard Funds Overseen	of the investment companies served by The
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years:
Secretary since July 2005	Managing Director of The Vanguard Group, Inc.,
155 Vanguard Funds Overseen	since 2006; General Counsel of The Vanguard
Group since 2005; Secretary of The Vanguard
Group, and of each of the investment companies
served by The Vanguard Group, since 2005;
Director and Senior Vice President of Vanguard
Marketing Corporation since 2005; Principal of
The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Paul A. Heller	Glenn W. Reed
Mortimer J. Buckley	Michael S. Miller	George U. Sauter
Kathleen C. Gubanich	Ralph K. Packard

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P. O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their respective owners.
Institutional Investor Services > 800-523-1036
All comparative mutual fund data are from Lipper Inc. or Morningstar,
Text Telephone for People	Inc., unless otherwise noted.
With Hearing Impairment > 800-952-3335

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800-662-2739. The
This material may be used in conjunction with	guidelines are also available from the SEC’s website, www.sec.gov.
the offering of shares of any Vanguard fund
only if preceded or accompanied by the fund’s
current prospectus.	In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com or www.sec.gov.
You can review and copy information about your fund at the SEC’s
Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-551-8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and
Exchange Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor. Q952 062008

Vanguard® Municipal Bond Funds

Statement of Net Assets (unaudited)

As of April 30, 2008

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations,

Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Tax-Exempt Money Market Fund	1
Short-Term Tax-Exempt Fund	22
Limited-Term Tax-Exempt Fund	31
Intermediate-Term Tax-Exempt Fund	44
Insured Long-Term Tax-Exempt Fund	66
Long-Term Tax-Exempt Fund	72
High-Yield Tax-Exempt Fund	79
Key to Abbreviations	Back cover

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Municipal Bonds (94.1%)
Alabama (0.6%)
1	Alabama Public School & College Auth. TOB VRDO	2.430%	5/7/08		15,800	15,800
1	Auburn Univ. Alabama General Fee Rev. TOB VRDO	2.510%	5/7/08	(4)	4,310	4,310
1	Birmingham AL Medical Center East Special Care Fac. Financing Auth. Rev. TOB VRDO	2.420%	5/7/08	(1)	25,265	25,265
	Birmingham AL Public Educ. Building Student Housing Rev. (Univ. Alabama Project) VRDO	2.430%	5/7/08	LOC	18,160	18,160
	Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	3.000%	5/7/08		33,550	33,550
1	Montgomery AL Water Works & Sewer Systems Rev. TOB VRDO	2.460%	5/7/08	(4)	5,180	5,180
1	Univ. of Alabama General Rev. TOB VRDO	2.520%	5/7/08	(1)	28,710	28,710
						130,975
Alaska (1.3%)
	Alaska GO	5.000%	7/15/08	(4)	6,605	6,621
	Alaska Housing Finance Corp. (State Capital) VRDO	2.400%	5/7/08	(1)	37,375	37,375
1	Alaska Housing Finance Corp. Home Mortgage TOB VRDO	2.680%	5/7/08	(1)	9,020	9,020
1	Alaska Housing Finance Corp. TOB PUT	3.650%	9/18/08	LOC	5,015	5,015
1	Alaska Housing Finance Corp. TOB VRDO	2.430%	5/7/08		8,615	8,615
1	Alaska Housing Finance Corp. TOB VRDO	2.470%	5/7/08	(1)	8,500	8,500
1	Alaska Housing Finance Corp. TOB VRDO	2.580%	5/7/08		39,690	39,690
1	Alaska Housing Finance Corp. TOB VRDO	2.580%	5/7/08		39,065	39,065
1	Alaska Housing Finance Corp. TOB VRDO	2.610%	5/7/08		4,850	4,850
1	Alaska Housing Finance Corp. TOB VRDO	2.680%	5/7/08	(1)	6,375	6,375
1	Anchorage AK Water Rev. TOB VRDO	2.580%	5/7/08	(1)	15,390	15,390
	Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	2.600%	5/1/08		6,700	6,700

	Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	2.600%	5/1/08		98,120	98,120
	Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	2.600%	5/1/08		11,900	11,900
						297,236
Arizona (1.7%)
	Arizona School Fac. Board Rev. COP	5.000%	9/1/08	(4)	9,960	10,009
1	Arizona School Fac. Board Rev. TOB VRDO	2.150%	5/7/08	(Prere.)	7,700	7,700
1	Arizona Transp. Board Excise Tax Rev. TOB VRDO	2.510%	5/7/08		5,225	5,225
1	Arizona Transp. Board Highway Rev. TOB VRDO	2.430%	5/7/08		6,190	6,190
1	Arizona Transp. Board Highway Rev. TOB VRDO	2.430%	5/7/08		5,140	5,140
1	Arizona Transp. Board Highway Rev. TOB VRDO	2.510%	5/7/08		5,225	5,225
1	Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	2.510%	5/7/08	LOC	75,465	75,465
1	Maricopa County AZ Public Finance Corp. Lease Rev. TOB VRDO	2.530%	5/7/08	(2)	8,480	8,480
	Nanotechnology Research Arizona Lease Rev. (Arizona State Univ. Project) VRDO	3.750%	5/7/08	(1)	19,175	19,175
1	Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	2.490%	5/7/08	LOC	24,215	24,215
1	Phoenix AZ Civic Improvement Corp. Wastewater System Rev. TOB VRDO	2.490%	5/7/08	LOC	10,365	10,365
1	Phoenix AZ Civic Improvement Corp. Wastewater System Rev. TOB VRDO	2.580%	5/7/08	(1)	24,310	24,310
	Phoenix AZ Civic Improvement Corp. Wastewater System Rev. VRDO	4.000%	5/7/08	(1)	33,925	33,925
	Phoenix AZ GO	7.500%	7/1/08		5,000	5,043
1	Phoenix AZ GO TOB PUT	2.420%	5/7/08		16,640	16,640
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	1.950%	5/8/08		11,075	11,075
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	1.450%	7/1/08		24,400	24,400

1

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.000%	7/7/08		14,000	14,000
1	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	2.430%	5/7/08		14,900	14,900
1	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	2.440%	5/7/08		16,000	16,000
1	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	2.510%	5/7/08		3,720	3,720
	Scottsdale AZ IDA (Scottsdale Healthcare) Rev. VRDO	2.500%	5/7/08	(4)	34,400	34,400
	Tempe AZ Transit Excise Tax Rev. VRDO	2.620%	5/7/08		14,985	14,985
	Univ. of Arizona Board of Regents	5.900%	6/1/08	(4)	4,095	4,106
						394,693
Arkansas (0.2%)
	Osceola AR Solid Waste Disp Rev. (Plum Point Energy Assoc. LLC) VRDO	2.480%	5/7/08	LOC	19,800	19,800
	Pulaski County AR Health Fac. St. Vincent Infirmary (Catholic Health Initiatives) VRDO	2.600%	5/7/08		31,900	31,900
						51,700
California (1.0%)
	California GO CP	2.100%	5/2/08		50,000	50,000
	California GO CP	2.250%	5/20/08		25,000	25,000
	California RAN	4.000%	6/30/08		150,000	150,153
						225,153
Colorado (4.0%)
1	Board of Governors of the Colorado State University System Rev. TOB PUT	2.800%	9/4/08	LOC	21,995	21,995
1	Board of Governors of the Colorado State University System Rev. TOB VRDO	2.480%	5/7/08	(3)(4)	17,820	17,820
	Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	2.250%	5/7/08		10,023	10,023
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	2.650%	5/1/08	LOC	9,550	9,550
	Colorado General Fund TRAN	4.250%	6/27/08		100,000	100,083
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	2.600%	5/7/08		37,540	37,540
1	Colorado Health Fac. Auth. Rev. (Colorado Catholic Initiatives) TOB VRDO	2.450%	5/7/08		10,960	10,960
1	Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	2.510%	5/7/08	LOC	29,990	29,990
1	Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	2.510%	5/7/08	LOC	46,000	46,000
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Leavenworth) VRDO	2.600%	5/7/08		39,300	39,300
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	2.800%	5/7/08		19,825	19,825
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.050%	5/7/08		17,035	17,035
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.050%	5/7/08		27,255	27,255
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.050%	5/7/08		69,790	69,790
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.700%	5/7/08		12,690	12,690
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.700%	5/7/08		2,355	2,355
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.700%	5/7/08		9,290	9,290

	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.700%	5/7/08		14,330	14,330
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.800%	5/7/08		20,530	20,530
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.950%	5/7/08		32,800	32,800
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.950%	5/7/08		27,425	27,425
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.950%	5/7/08		16,800	16,800
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.950%	5/7/08		40,000	40,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.980%	5/7/08		50,000	50,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.050%	5/7/08		9,680	9,680
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.080%	5/7/08		16,740	16,740
1	Colorado Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	3.900%	5/7/08	(1)	6,000	6,000
	Colorado School Mines Enterprise Rev. VRDO	2.600%	5/7/08	LOC	6,000	6,000
1	Colorado Springs CO Util. System Rev. TOB VRDO	2.720%	5/7/08		5,095	5,095
1	Denver CO City & County Airport Rev. TOB VRDO	2.480%	5/7/08	(4)	1,500	1,500
1	Denver CO City & County Airport Rev. TOB VRDO	2.600%	5/7/08	(1)	21,895	21,895
	Denver CO City & County Airport Rev. VRDO	2.600%	5/7/08	(12)	51,900	51,900
	Denver CO City & County Airport Rev. VRDO	2.700%	5/7/08	(12)	24,300	24,300
	Denver CO City & County GO (Medical Fac.)	5.000%	8/1/08		8,770	8,801
1	Jefferson County CO School Dist. GO TOB VRDO	2.480%	5/7/08	(4)	4,720	4,720
	Lowry Econ. Redev. Auth. Colorado Rev. VRDO	2.600%	5/7/08	LOC	3,215	3,215
1	Regional Transp. Dist. of Colorado Sales Tax Rev. TOB VRDO	2.610%	5/7/08	(2)(Prere.)	7,350	7,350
1	Regional Transp. Dist. of Colorado Sales Tax Rev. TOB VRDO	2.610%	5/7/08	(2)(Prere.)	32,465	32,465
1	Univ. of Colorado Enterprise System Rev. TOB VRDO	2.460%	5/7/08	LOC	14,925	14,925
1	Univ. of Colorado Enterprise System Rev. TOB VRDO	2.460%	5/7/08	LOC	5,570	5,570
1	Univ. of Colorado Enterprise System Rev. TOB VRDO	2.500%	5/7/08	(3)(4)	4,620	4,620
						908,162
Connecticut (0.2%)
	Connecticut GO	5.250%	6/15/08		7,000	7,025
1	Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	2.410%	5/7/08		9,210	9,210
1	Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	2.440%	5/7/08		7,300	7,300
1	Connecticut State Health & Educ. TOB VRDO	2.900%	5/7/08		4,600	4,600
1	Connecticut State Housing Finance Auth. TOB VRDO	3.150%	5/7/08		9,000	9,000
1	Connecticut State Housing Rev. TOB VRDO	3.950%	5/7/08	(2)	10,975	10,975
	New Britain CT BAN	4.000%	3/31/09		4,250	4,327
						52,437

2

			Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Delaware (0.4%)
	Delaware GO	5.000%	3/1/09		7,115	7,282
1	Delaware GO TOB VRDO	2.510%	5/7/08		40,265	40,265
1	Delaware Housing Auth. Rev. TOB VRDO	2.580%	5/7/08		5,750	5,750
1	Delaware Housing Auth. Rev. TOB VRDO	2.770%	5/7/08		9,030	9,030
1	Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	2.610%	5/7/08		5,015	5,015
1	Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	3.180%	5/7/08		7,000	7,000
	Wilmington DE Rev. (Delaware Art Museum) VRDO	2.600%	5/7/08	LOC	24,800	24,800
						99,142
District of Columbia (2.6%)
1	District of Columbia COP TOB PUT	3.780%	5/22/08	LOC	17,705	17,705
1	District of Columbia GO TOB VRDO	2.450%	5/7/08	(4)	5,190	5,190
	District of Columbia Rev. (American College of Cardiology) VRDO	2.700%	5/7/08	LOC	13,000	13,000
	District of Columbia Rev. (American Legacy Foundation) VRDO	2.430%	5/7/08		22,000	22,000
	District of Columbia Rev. (Council Foreign Relations) VRDO	2.450%	5/7/08	LOC	62,680	62,680
	District of Columbia Rev. (Georgetown Day School) VRDO	2.700%	5/7/08	LOC	18,000	18,000
	District of Columbia Rev. (Henry J. Kaiser Family Foundation) VRDO	2.430%	5/7/08		12,000	12,000
	District of Columbia Rev. (National Geographic Society) VRDO	2.550%	5/7/08		5,000	5,000
	District of Columbia Rev. (National Public Radio Inc.) VRDO	2.700%	5/7/08	LOC	17,930	17,930
	District of Columbia Rev. (The Pew Charitable Trust) VRDO	2.380%	5/7/08	LOC	31,000	31,000
	District of Columbia Rev. (Washington Drama Society) VRDO	2.430%	5/7/08	LOC	15,000	15,000
	District of Columbia Rev. VRDO	2.380%	5/7/08	LOC	6,730	6,730
	District of Columbia Univ. Rev. (George Washington Univ.) VRDO	2.950%	5/7/08	(1)	47,565	47,565
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	2.460%	5/7/08	(4)	9,880	9,880
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	2.470%	5/7/08	(3)(4)	27,225	27,225
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	2.480%	5/7/08	(4)	9,505	9,505
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	2.490%	5/7/08	(4)	4,000	4,000
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	2.490%	5/7/08	LOC	12,905	12,905
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.550%	5/7/08	(4)	50,000	50,000
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.570%	5/7/08	(4)	6,000	6,000
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.600%	5/7/08	(1)	19,000	19,000
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.610%	5/7/08	(3)(4)	4,995	4,995
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.680%	5/7/08	(1)	9,980	9,980
1	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.780%	5/7/08	(2)	9,495	9,495
	Metro. Washington Airports Auth. Airport System Rev. VRDO	2.550%	5/7/08	LOC	23,495	23,495
1	Washington DC Convention Center Auth. TOB VRDO	2.460%	5/7/08	(4)	41,305	41,305
	Washington DC Metro. Area Transit Auth. Rev. CP	2.400%	5/6/08	LOC	40,700	40,700
	Washington DC Metro. Area Transit Auth. Rev. CP	1.450%	6/3/08	LOC	33,900	33,900

	Washington DC Metro. Area Transit Auth. Rev. CP	1.450%	7/1/08	LOC	28,400	28,400
						604,585
Florida (5.0%)
1	Brevard County FL School Board COP TOB VRDO	2.460%	5/7/08	LOC	13,990	13,990
1	Broward County FL School Board COP TOB VRDO	2.440%	5/7/08	(4)	5,235	5,235
1	Broward County FL School Board COP TOB VRDO	2.460%	5/7/08	LOC	34,820	34,820
	Charlotte County FL Util. VRDO	2.450%	5/7/08	(4)	13,915	13,915
1	Collier County FL School Board COP TOB VRDO	2.460%	5/7/08	(4)	3,945	3,945
1	Collier County FL School Board COP TOB VRDO	2.460%	5/7/08	(4)	11,000	11,000
	Florida Board of Educ. Public Educ.	5.000%	6/1/08	(4)	19,600	19,621
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/08		5,000	5,011
1	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	2.440%	5/7/08		15,000	15,000
1	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	2.450%	5/7/08		18,925	18,925
1	Florida Board of Educ. Public Educ. TOB VRDO	2.430%	5/7/08		9,600	9,600
1	Florida Board of Educ. Public Educ. TOB VRDO	2.480%	5/7/08		19,550	19,550
1	Florida Board of Educ. Public Educ. TOB VRDO	2.490%	5/7/08	(4)	7,920	7,920
1	Florida Board of Educ. Public Educ. TOB VRDO	3.130%	5/7/08		1,900	1,900
	Florida Dept. of Environmental Protection & Preservation Rev. VRDO	2.400%	5/7/08	(12)	50,000	50,000
	Florida Dept. of Transp.	5.250%	7/1/08		4,670	4,684
1	Florida Dept. of Transp. TOB VRDO	2.430%	5/7/08		14,395	14,395
1	Florida Dept. of Transp. TOB VRDO	2.430%	5/7/08		7,465	7,465
1	Florida Dept. of Transp. TOB VRDO	2.820%	5/7/08		32,270	32,270
1	Florida Housing Finance Agency Rev. TOB VRDO	3.180%	5/7/08		5,500	5,500
1	Florida Housing Finance Corp. Rev. TOB VRDO	2.510%	5/7/08		7,440	7,440
1	Florida Housing Finance Corp. Rev. TOB VRDO	2.870%	5/7/08		12,155	12,155
1	Florida Housing Finance Corp. Rev. TOB VRDO	2.870%	5/7/08		5,430	5,430
1	Florida Housing Finance Corp. Rev. TOB VRDO	3.180%	5/7/08		11,500	11,500
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/08		40,000	40,081
1	Florida Keys Aqueduct Auth. Rev. TOB VRDO	2.490%	5/7/08	(12)	6,740	6,740
1	Florida Keys Aqueduct Auth. Rev. TOB VRDO	2.490%	5/7/08	(12)	5,300	5,300
	Florida Muni. Power Agency Rev. (Stanton Project) VRDO	3.250%	5/7/08	(1)	1,990	1,990
1	Florida Turnpike Auth. Rev. TOB VRDO	2.510%	5/7/08	(1)	16,365	16,365
1	Florida Turnpike Auth. Rev. TOB VRDO	2.510%	5/7/08		1,275	1,275
1	Florida Turnpike Auth. Rev. TOB VRDO	2.910%	5/7/08	(2)	18,765	18,765

3

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Gainsville FL Util. System Rev. VRDO	2.400%	5/7/08		7,335	7,335
	Gainsville FL Util. System Rev. VRDO	2.600%	5/7/08		32,500	32,500
1	Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev. TOB VRDO	2.560%	5/7/08	(4)	1,065	1,065
	Highlands County FL Health Rev. (Adventist Health System) VRDO	2.470%	5/7/08	(4)	14,700	14,700
	Hillsborough County FL Capital Improvement Program CP	2.100%	11/20/08	LOC	11,355	11,355
	Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. VRDO	2.580%	5/1/08	LOC	6,235	6,235
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	2.050%	5/7/08		30,000	30,000
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	2.050%	5/7/08		11,400	11,400
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	2.050%	5/7/08		8,350	8,350
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	2.600%	5/7/08		11,100	11,100
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	2.600%	5/7/08		7,845	7,845
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	2.250%	5/7/08		25,000	25,000
	Jacksonville FL Electric Auth. Water & Sewer Rev.VRDO	2.500%	5/7/08		15,000	15,000
	Jacksonville FL Electric Auth. Water & Sewer Rev.VRDO	2.560%	5/7/08		10,200	10,200
1	Lee Memorial Health System Florida Hosp. Rev. TOB VRDO	2.490%	5/7/08	LOC	14,665	14,665
1	Miami-Dade County FL Aviation— Miami International Airport TOB VRDO	2.470%	5/7/08	(4)	17,120	17,120
1	Miami-Dade County FL Aviation— Miami International Airport TOB VRDO	2.570%	5/7/08	(12)	2,475	2,475
1	Miami-Dade County FL Aviation TOB VRDO	2.570%	5/7/08	(12)	6,565	6,565
1	Miami-Dade County FL Aviation TOB VRDO	2.610%	5/7/08	(1)	12,500	12,500
1	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	2.480%	5/7/08	(13)	23,210	23,210
1	Miami-Dade County FL Expressway Auth. Toll System Rev. TOB VRDO	2.490%	5/7/08	(4)	18,500	18,500
1	Miami-Dade County FL School Board COP TOB VRDO	2.500%	5/7/08	(2)(4)	11,880	11,880
	Miami-Dade County FL School Dist. RAN	3.500%	5/29/08		15,000	15,018
	Monroe County FL Airport Rev. Var-Key West International Airport VRDO	2.650%	5/7/08	LOC	27,655	27,655
	Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	2.580%	5/1/08	LOC	12,325	12,325
	Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	2.450%	5/7/08	LOC	3,625	3,625
1	Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	2.530%	5/7/08		2,740	2,740
1	Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	2.530%	5/7/08		6,460	6,460
1	Orange County FL School Board TOB VRDO	2.480%	5/7/08	(4)	10,880	10,880
1	Orlando & Orange County FL Expressway Auth. TOB VRDO	2.500%	5/7/08	(4)	11,300	11,300
	Orlando & Orange County FL Expressway Auth. VRDO	2.650%	5/7/08	LOC	28,400	28,400
	Orlando & Orange County FL Expressway Auth. VRDO	2.650%	5/7/08	LOC	80,000	80,000
	Orlando FL Util. Comm. Water & Electric Rev. PUT	5.000%	10/1/08		20,000	20,131
	Palm Beach County FL Rev. (Children’s Home Society Project) VRDO	2.450%	5/7/08	LOC	8,245	8,245
	Palm Beach County FL Rev. (Community Foundation Palm Beach Project) VRDO	2.450%	5/7/08	LOC	5,700	5,700
	Palm Beach County FL Rev. (Norton Gallery) VRDO	2.540%	5/7/08	LOC	12,500	12,500
1	Palm Beach County FL School Board COP TOB VRDO	2.460%	5/7/08	(4)	9,300	9,300
1	Palm Beach County FL School Board COP TOB VRDO	2.460%	5/7/08	(12)	15,725	15,725
	Palm Beach County FL School Board COP VRDO	2.350%	5/7/08	(4)	29,570	29,570
1	Palm Beach County FL Water & Sewer TOB VRDO	2.510%	5/7/08		3,665	3,665
	Pembroke Pines FL Charter School Rev. VRDO	2.620%	5/7/08	(12)	11,210	11,210
	Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	2.580%	5/1/08	LOC	8,500	8,500
	Port St. Lucie FL Rev. VRDO	4.750%	5/7/08	(1)	57,400	57,400
1	South Florida Water Management Dist. TOB VRDO	2.460%	5/7/08	(12)	22,980	22,980

1	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group) TOB VRDO	2.510%	5/7/08		10,375	10,375
1	Volusia County FL Rev. TOB VRDO	2.460%	5/7/08	(4)	14,390	14,390
						1,148,881
Georgia (2.9%)
	Atlanta GA Airport General Rev. VRDO	3.000%	5/7/08	(1)	35,300	35,300
	Atlanta GA Airport General Rev. VRDO	4.500%	5/7/08	(1)	42,710	42,710
1	Atlanta GA Airport Passenger Charge Rev. TOB VRDO	2.500%	5/7/08	(4)	13,500	13,500
	Atlanta GA Tax Allocation (Atlantic Station) VRDO	2.400%	5/7/08	LOC	19,000	19,000
1	Atlanta GA Water & Wastewater Rev. TOB VRDO	2.440%	5/7/08	(4)	25,925	25,925
1	Atlanta GA Water & Wastewater Rev. TOB VRDO	2.440%	5/7/08	(4)	5,000	5,000
1	Atlanta GA Water & Wastewater Rev. TOB VRDO	2.470%	5/7/08	(4)	32,900	32,900
1	Atlanta GA Water & Wastewater Rev. TOB VRDO	2.490%	5/7/08	(4)	9,600	9,600
	Atlanta GA Water & Wastewater Rev. VRDO	2.600%	5/7/08	(4)	135,130	135,130
1	Augusta GA Water & Sewer Rev. TOB VRDO	2.500%	5/7/08	(4)	8,685	8,685
	Coweta County GA Dev. Auth. Rev. (Metro Atlanta YMCA Project) VRDO	2.700%	5/7/08	LOC	7,500	7,500
	Dalton County GA Dev. Auth. (Hamilton Health Care System) VRDO	2.450%	5/7/08	LOC	7,570	7,570
	Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	2.440%	5/7/08	LOC	19,100	19,100
	Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	2.700%	5/7/08	LOC	8,300	8,300
	Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	2.430%	5/7/08	LOC	11,600	11,600
	Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	2.580%	5/7/08	LOC	7,300	7,300
	Fulton County GA Dev. Auth. (GA Tech Fac. Project) VRDO	2.500%	5/7/08	LOC	9,200	9,200
	Fulton County GA Dev. Auth. (Pace Academy Inc. Project) VRDO	2.450%	5/7/08	LOC	4,500	4,500
	Fulton County GA Dev. Auth. (Piedmont Healthcare Inc. Project) VRDO	2.700%	5/7/08	LOC	10,000	10,000
	Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	2.700%	5/7/08	LOC	14,570	14,570
1	Fulton County GA Fac. Corp. TOB VRDO	2.500%	5/7/08	(2)(4)	14,335	14,335
1	Fulton County GA Water & Sewer Rev. TOB VRDO	2.500%	5/7/08	(3)(4)	3,300	3,300
	Georgia GO	7.400%	8/1/08		5,710	5,783
	Georgia GO	6.250%	9/1/08		3,225	3,267

4

				Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Georgia GO TOB VRDO	2.510%	5/7/08		31,265	31,265
1	Georgia GO TOB VRDO	2.900%	5/7/08		6,100	6,100
	Georgia Port Auth. Rev. (Garden City Terminal Project) VRDO	2.700%	5/7/08	LOC	11,500	11,500
1	Gwinnett County GA Dev. Auth. COP TOB VRDO	2.460%	5/7/08	(1)(Prere.)	7,755	7,755
	Macon-Bibb County GA Hosp. Auth. (Medical Center of Cenrtal Georgia) VRDO	3.600%	5/7/08	(2)	52,900	52,900
	Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	2.440%	5/7/08	LOC	21,700	21,700
	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.250%	7/1/08	(1)	4,000	4,023
1	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	2.490%	5/7/08	(4)	5,000	5,000
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) CP	1.350%	5/5/08		9,000	9,000
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) CP	1.700%	5/8/08		3,750	3,750
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	2.200%	5/7/08		7,500	7,500
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	2.200%	5/7/08		7,400	7,400
	Richmond County GA Hosp. Auth. (Univ. of Health Services) VRDO	2.440%	5/7/08	LOC	31,200	31,200
						653,168
Hawaii (0.2%)
1	Hawaii GO TOB VRDO	2.480%	5/7/08	(4)	14,175	14,175
1	Hawaii GO TOB VRDO	2.490%	5/7/08	(4)	8,100	8,100
1	Hawaii GO TOB VRDO	2.510%	5/7/08	(1)	6,285	6,285
1	Hawaii GO TOB VRDO	2.710%	5/7/08	(1)	4,715	4,715
1	Honolulu HI City & County TOB VRDO	2.490%	5/7/08	(4)	12,500	12,500
1	Honolulu HI City & County Waste Water GO TOB VRDO	2.510%	5/7/08	(1)	9,900	9,900
						55,675
Idaho (2.0%)
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		7,320	7,320
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		6,085	6,085
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		9,855	9,855
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		8,775	8,775
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		11,235	11,235
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		10,875	10,875
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		11,950	11,950
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		12,565	12,565
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		13,140	13,140
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		16,370	16,370
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		16,925	16,925
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		6,200	6,200
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		6,750	6,750
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		17,500	17,500

	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		17,500	17,500
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		7,500	7,500
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		17,500	17,500
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		20,000	20,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		28,750	28,750
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		24,000	24,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		30,000	30,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		27,000	27,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		11,045	11,045
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		8,885	8,885
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		17,330	17,330
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		11,635	11,635
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		33,750	33,750
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		14,985	14,985
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		15,000	15,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		20,000	20,000
						460,425
Illinois (8.7%)
1	Aurora Il Single Family Mortage Rev. TOB VRDO	2.780%	5/7/08		5,005	5,005
1	Aurora Il Single Family Mortage Rev. TOB VRDO	2.780%	5/7/08		9,970	9,970
1	Aurora Il Single Family Mortage Rev. TOB VRDO	2.870%	5/7/08		5,280	5,280
	Bartlett IL Special Services Area (Bluff City LLC) VRDO	2.680%	5/7/08	LOC	14,760	14,760
1	Chicago IL Board of Educ. TOB VRDO	2.480%	5/7/08	(4)	9,015	9,015
	Chicago IL Board of Educ. VRDO	2.850%	5/7/08	(4)	20,000	20,000
1	Chicago IL GO TOB VRDO	2.410%	5/7/08	(4)	17,990	17,990
1	Chicago IL GO TOB VRDO	2.440%	5/7/08	(4)	10,415	10,415
1	Chicago IL GO TOB VRDO	2.450%	5/7/08	(4)	4,945	4,945
1	Chicago IL GO TOB VRDO	2.450%	5/7/08	(4)	5,000	5,000
1	Chicago IL GO TOB VRDO	2.480%	5/7/08	(4)	5,020	5,020
1	Chicago IL GO TOB VRDO	2.490%	5/7/08	(4)	5,220	5,220
1	Chicago IL GO TOB VRDO	2.510%	5/7/08	(1)	2,515	2,515
1	Chicago IL GO TOB VRDO	2.510%	5/7/08	(4)	11,000	11,000
1	Chicago IL GO TOB VRDO	2.680%	5/7/08	(2)	13,785	13,785
1	Chicago IL GO TOB VRDO	2.820%	5/7/08	(4)	4,030	4,030
1	Chicago IL GO TOB VRDO	3.470%	5/7/08	(4)	4,950	4,950

5

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Chicago IL GO TOB VRDO	3.470%	5/7/08	(4)	3,260	3,260
	Chicago IL GO VRDO	2.430%	5/7/08	(4)	34,390	34,390
1	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	2.430%	5/7/08		5,000	5,000
1	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	2.430%	5/7/08		5,005	5,005
1	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	2.720%	5/7/08		2,415	2,415
1	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	2.820%	5/7/08		3,000	3,000
1	Chicago IL O’Hare International Airport Rev. TOB VRDO	2.440%	5/7/08	(4)	13,860	13,860
1	Chicago IL O’Hare International Airport Rev. TOB VRDO	2.510%	5/7/08	(4)	11,495	11,495
1	Chicago IL Sales Tax Rev. TOB VRDO	2.460%	5/7/08	(4)	5,370	5,370
1	Chicago IL Single Family Mortgage TOB VRDO	3.350%	5/7/08		4,975	4,975
1	Chicago IL TOB VRDO	2.480%	5/7/08	(2)	10,075	10,075
1	Chicago IL Transit Auth. Capital Grant Receipts Rev. (Federal Transit Administration) TOB VRDO	2.460%	5/7/08	(12)	18,550	18,550
	Chicago IL Transit Auth. Rev.	5.250%	6/1/08	(2)	4,540	4,546
1	Cook County IL GO TOB PUT	3.750%	8/28/08	LOC	6,850	6,850
1	Cook County IL GO TOB VRDO	2.580%	5/7/08	(1)	8,395	8,395
	Cook County IL GO VRDO	2.640%	5/7/08		7,500	7,500
	Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	2.700%	5/7/08		30,640	30,640
	Illinois Dev. Finance Auth. Rev. (Chicago Horticultural Society) VRDO	2.680%	5/7/08	LOC	20,000	20,000
	Illinois Dev. Finance Auth. Rev. (Loyola Academy) VRDO	2.680%	5/7/08	LOC	16,245	16,245
	Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	2.540%	5/7/08	LOC	22,300	22,300
	Illinois Educ. Fac. Auth. Rev. (Field Museum of Natural History) VRDO	2.700%	5/7/08	LOC	26,400	26,400
1	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	2.430%	5/7/08		5,960	5,960
1	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	2.430%	5/7/08		4,795	4,795
1	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	2.450%	5/7/08		7,005	7,005
1	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	2.430%	5/7/08		3,635	3,635
1	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	2.440%	5/7/08		10,005	10,005
1	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	2.510%	5/7/08		5,780	5,780
1	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	2.510%	5/7/08		4,820	4,820
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	2.300%	5/7/08		18,200	18,200
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	2.300%	5/7/08		33,362	33,362
	Illinois Finance Auth. IDR (Guesto Packing Company Inc. Project) Rev. VRDO	2.600%	5/7/08	LOC	7,780	7,780
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	2.560%	5/7/08		12,500	12,500
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	2.560%	5/7/08		7,325	7,325
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	2.570%	5/7/08		8,000	8,000
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	2.570%	5/7/08		44,000	44,000
	Illinois Finance Auth. Rev. (Bradley Univ.) PUT	2.000%	4/1/09	LOC	8,695	8,695
	Illinois Finance Auth. Rev. (Bradley Univ.) VRDO	2.400%	5/7/08	LOC	10,000	10,000
	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	2.620%	5/1/08		28,230	28,230
	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	2.650%	5/1/08		16,605	16,605

	Illinois Finance Auth. Rev. (Little Co. Mary Hospital) VRDO	2.550%	5/7/08	LOC	30,000	30,000
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	2.650%	5/1/08		4,400	4,400
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	2.400%	5/7/08		11,500	11,500
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	2.500%	5/7/08		33,625	33,625
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	2.500%	5/7/08		28,625	28,625
1	Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	2.430%	5/7/08		6,070	6,070
1	Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	2.440%	5/7/08		8,165	8,165
	Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	2.300%	5/7/08		60,482	60,482
	Illinois GO	3.000%	5/23/08		100,000	100,055
	Illinois GO	3.000%	6/17/08		283,000	283,382
	Illinois GO	5.250%	8/1/08		14,500	14,558
	Illinois GO	5.000%	3/1/09		24,695	25,333
1	Illinois GO TOB PUT	3.780%	6/5/08	LOC	14,405	14,405
1	Illinois GO TOB VRDO	2.410%	5/7/08	(4)	3,995	3,995
1	Illinois GO TOB VRDO	2.430%	5/7/08		6,105	6,105
1	Illinois GO TOB VRDO	2.440%	5/7/08	(1)	12,480	12,480
1	Illinois GO TOB VRDO	2.440%	5/7/08		15,225	15,225
1	Illinois GO TOB VRDO	2.440%	5/7/08		12,990	12,990
1	Illinois GO TOB VRDO	2.460%	5/7/08		17,345	17,345
1	Illinois GO TOB VRDO	2.480%	5/7/08	(4)	28,125	28,125
1	Illinois GO TOB VRDO	2.480%	5/7/08	(1)	5,190	5,190
1	Illinois GO TOB VRDO	2.480%	5/7/08	(4)	6,013	6,013
1	Illinois GO TOB VRDO	2.480%	5/7/08	(2)	11,430	11,430
1	Illinois GO TOB VRDO	2.480%	5/7/08	(1)	5,070	5,070
1	Illinois GO TOB VRDO	2.490%	5/7/08	(4)	9,900	9,900
1	Illinois GO TOB VRDO	2.510%	5/7/08	(1)	8,295	8,295
1	Illinois GO TOB VRDO	2.510%	5/7/08	(4)	14,330	14,330
1	Illinois GO TOB VRDO	2.510%	5/7/08		2,835	2,835
1	Illinois GO TOB VRDO	2.520%	5/7/08	(1)	5,260	5,260
1	Illinois GO TOB VRDO	2.580%	5/7/08	(1)	9,350	9,350
1	Illinois GO TOB VRDO	2.680%	5/7/08	(2)	2,500	2,500
1	Illinois GO TOB VRDO	2.680%	5/7/08	(2)	3,095	3,095
	Illinois Health Fac. Auth. Rev. (Evanston Hosp. Corp.) CP	2.250%	6/19/08		50,000	50,000
	Illinois Health Fac. Auth. Rev. (Gottlieb Health Resources Inc. Obligated Group) VRDO	2.300%	5/7/08	LOC	14,100	14,100

6

				Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Illinois Housing Dev. Auth. Homeowner Mortgage TOB VRDO	3.180%	5/7/08		5,505	5,505
1	Illinois Housing Dev. Auth. Multi Family Rev TOB VRDO	2.610%	5/7/08		46,530	46,530
1	Illinois Housing Dev. Auth. TOB VRDO	2.870%	5/7/08		9,145	9,145
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	2.450%	5/7/08	LOC	5,960	5,960
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	2.480%	5/7/08	(4)	18,790	18,790
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	2.490%	5/7/08	(1)	7,795	7,795
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	2.510%	5/7/08	(1)	5,195	5,195
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	2.970%	5/7/08	(1)	22,385	22,385
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	2.970%	5/7/08	(1)	14,530	14,530
1	Illinois Regional Transp. Auth. Rev. TOB VRDO	3.470%	5/7/08	(13)	11,425	11,425
	Illinois Sales Tax Rev.	5.000%	6/15/08		3,000	3,005
1	Illinois Sales Tax Rev. TOB VRDO	2.450%	5/7/08		3,500	3,500
1	Illinois Sales Tax Rev. TOB VRDO	2.460%	5/7/08	(4)	5,230	5,230
	Illinois State Tollway Highway Auth. Toll Highway Rev. TOB VRDO	2.500%	5/7/08		26,000	26,000
1	Illinois State Tollway Highway Auth. Toll Highway Rev. TOB VRDO	2.900%	5/7/08	(4)	13,000	13,000
	Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	2.350%	5/7/08	(4)	30,000	30,000
	Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	2.400%	5/7/08		31,000	31,000
	Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	2.650%	5/7/08	(1)LOC	4,400	4,400
1	Lake County IL Community Consolidated School Dist. TOB VRDO	2.510%	5/7/08	(4)	8,690	8,690
1	Madison Macoupin Counties IL Community College (Lewis & Clark) TOB VRDO	2.470%	5/7/08	(4)	5,063	5,063
1	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	2.510%	5/7/08	(1)	5,060	5,060
1	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	2.520%	5/7/08	(1)	10,380	10,380
1	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	2.560%	5/7/08	(1)	6,145	6,145
	Romeoville IL Lewis Univ. Rev. VRDO	2.650%	5/1/08	LOC	12,445	12,445
1	Schaumburg IL GO TOB VRDO	2.500%	5/7/08	(3)(4)	6,000	6,000
	Univ. of Illinois (Util. Infrastructure Project) COP VRDO	2.300%	5/7/08		114,448	114,448
	Univ. of Illinois Board of Trustees COP VRDO	2.550%	5/7/08		20,000	20,000
1	Univ. of Illinois Univ. Rev. TOB VRDO	2.520%	5/7/08	(1)	14,660	14,660
1	Will County IL Community School Dist. TOB VRDO	2.510%	5/7/08	(1)	17,210	17,210
						1,993,597
Indiana (2.6%)
	Indiana Bond Bank Advance Funding Program Notes	3.000%	1/30/09	LOC	105,000	105,573
	Indiana Bond Bank Rev. Midyear Funding Program Notes TAN	4.500%	5/20/08	LOC	100,000	100,038
	Indiana Dev. Finance Auth. Rev. (Children’s Museum) VRDO	2.600%	5/7/08		29,200	29,200
	Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	2.600%	5/7/08	LOC	19,100	19,100
	Indiana Educ. Fac. Auth. (Wabash College) VRDO	2.500%	5/7/08	LOC	29,940	29,940
1	Indiana Finance Auth. Rev. (State Revolving Fund) TOB VRDO	2.430%	5/7/08		11,360	11,360
	Indiana Finance Auth. Rev. VRDO	2.300%	5/7/08		10,000	10,000
	Indiana Finance Auth. Rev. VRDO	2.350%	5/7/08		17,500	17,500
	Indiana Finance Auth. Rev. VRDO	2.550%	5/7/08	LOC	26,750	26,750
	Indiana Finance Auth. Rev. VRDO	2.850%	5/7/08		10,800	10,800

	Indiana Finance Auth. Rev. VRDO	2.850%	5/7/08		11,700	11,700
	Indiana Health & Educ. Fac. Financing Auth. Rev. (St. Francis) ARS	2.500%	5/7/08	(4)	16,500	16,500
1	Indiana Health Fac. Fin. Auth. Hosp. Rev. (Community Hosp. Project) Rev. TOB VRDO	2.460%	5/7/08	LOC	6,440	6,440
1	Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. TOB VRDO	2.870%	5/7/08		7,690	7,690
	Indianapolis IN Local Public Improvement Bond Bank Notes	2.900%	7/1/08		48,700	48,700
	Indianapolis IN Local Public Improvement Rev. (Bank-Waterworks Project) VRDO	4.500%	5/7/08	(1)	95,635	95,635
1	Indianapolis IN Local Public Improvement Rev. TOB VRDO	2.460%	5/7/08	LOC	7,080	7,080
1	Indianapolis IN Local Public Improvement Rev. TOB VRDO	2.460%	5/7/08	LOC	6,495	6,495
1	Indianapolis IN Local Public Improvement Rev. TOB VRDO	2.460%	5/7/08	LOC	5,840	5,840
1	Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.230%	5/7/08	(1)	4,240	4,240
	Noblesville IN Econ. Dev. Rev. (Greystone Apartments Project) VRDO	2.600%	5/7/08	LOC	11,050	11,050
	Purdue IN Univ. CP	1.550%	7/11/08		5,000	5,000
1	Purdue Univ. Indiana Univ. Rev. TOB VRDO	2.430%	5/7/08	(Prere.)	6,255	6,255
1	West Clark 2000 School Building Corp. TOB VRDO	2.720%	5/7/08		7,745	7,745
						600,631
Iowa (0.5%)
1	Des Moines IA Metro. Wastewater Reclamation Auth. Sewer. Rev. TOB VRDO	2.490%	5/7/08	LOC	6,460	6,460
	Hills IA Health Fac. Rev. (Mercy Hospital Project) VRDO	2.630%	5/1/08	LOC	6,200	6,200
	Iowa Finance Auth. Single Family Rev. VRDO	2.500%	5/7/08		11,500	11,500
	Iowa Finance Auth. Single Family Rev. VRDO	2.650%	5/7/08		12,000	12,000
	Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project) VRDO	2.430%	5/7/08		37,500	37,500
	Iowa TRAN	4.000%	6/30/08		40,000	40,049
						113,709
Kansas (0.2%)
1	Johnson County KS TOB VRDO	2.680%	5/7/08	(2)	7,510	7,510
	Kansas Dev. Finance Auth. Rev. (Sisters of Charity) VRDO	2.650%	5/1/08		14,585	14,585
1	Kansas Dev. Finance Auth. TOB VRDO	2.430%	5/7/08		5,180	5,180
1	Sedgwick & Shawnee Counties KS Single Family Mortgage Rev. TOB VRDO	2.560%	5/7/08		5,000	5,000
1	Wyandotte County Kansas City KS Unified Govt. Util. System Rev. TOB VRDO	2.500%	5/7/08	(4)(2)	6,000	6,000
						38,275

7

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Kentucky (1.1%)
	Berea KY Educ. Fac. Rev. (Berea College) VRDO	2.750%	5/1/08		4,700	4,700
	Christian County KY Association County Leasing Program Rev. VRDO	2.650%	5/1/08	LOC	24,190	24,190
	Christian County KY Association County Leasing Program Rev. VRDO	2.650%	5/1/08	LOC	14,085	14,085
	Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	2.650%	5/7/08	LOC	3,600	3,600
	Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	2.480%	5/7/08	(13)	17,900	17,900
	Kentucky Asset/Liability Comm. General Fund Rev. CP	2.200%	5/22/08		12,000	12,000
	Kentucky Asset/Liability Comm. General Fund Rev. CP	2.200%	5/22/08		12,500	12,500
	Kentucky Asset/Liability Comm. General Fund Rev. CP	1.550%	7/2/08		6,700	6,700
	Kentucky Asset/Liability Comm. General Fund Rev. CP	2.200%	10/8/08		19,000	19,000
	Kentucky Housing Corp. Single Family Mortgage Rev. VRDO	2.770%	5/7/08		20,650	20,650
	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	6.500%	7/1/08	(2)	7,000	7,032
1	Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	2.490%	5/7/08	(3)(4)	14,000	14,000
1	Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	2.710%	5/7/08	(1)	18,110	18,110
	Richmond KY League of Cities Funding Lease Program Rev. VRDO	2.470%	5/7/08	LOC	9,900	9,900
	Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	2.500%	5/7/08	LOC	60,430	60,430
						244,797
Louisiana (1.9%)
	Ascension Parish LA Ind. Dev. Board Rev. (Geismar Project) VRDO	2.700%	5/7/08	LOC	40,000	40,000
	Lake Charles LA HBR & Term Dist Cogeneration Project PUT	2.250%	3/15/09		200,000	200,000
1	Louisiana Gasoline and Fuel Tax Rev. TOB VRDO	2.490%	5/7/08	(4)	9,900	9,900
1	Louisiana Gasoline and Fuel Tax Rev. TOB VRDO	2.490%	5/7/08	(4)	27,225	27,225
1	Louisiana GO TOB VRDO	2.470%	5/7/08	(4)	30,000	30,000
1	Louisiana GO TOB VRDO	2.640%	5/7/08	(2)	5,145	5,145
1	Louisiana Local Govt. Environment Facilities Community Dev. Auth. Rev. TOB VRDO	6.970%	5/7/08	(13)	8,150	8,150
	Louisiana Local Govt. Environment Facilities Community Dev. Auth. Rev. VRDO	2.600%	5/7/08	LOC	11,950	11,950
	Louisiana Public Fac. Auth. Rev. (International Matex Tank Terminals) VRDO	2.700%	5/7/08	LOC	10,000	10,000
1	Louisiana Public Fac. Auth. Rev. TOB VRDO	2.730%	5/7/08	LOC	44,345	44,345
1	Louisiana Public Fac. Auth. Rev. TOB VRDO	2.730%	5/7/08	LOC	42,645	42,645
	St. Tammany Parish LA Dev. Dist. Rev. VRDO	2.700%	5/7/08	LOC	6,000	6,000
						435,360
Maine (0.5%)
	Maine GO BAN	4.250%	6/10/08		9,500	9,506
1	Maine Health & Higher Educ. Fac. Auth. Rev. TOB VRDO	2.510%	5/7/08	(1)	11,265	11,265
1	Maine Housing Auth. General Rev. TOB VRDO	2.470%	5/7/08		3,450	3,450
1	Maine Housing Auth. General Rev. TOB VRDO	2.510%	5/7/08		3,060	3,060
1	Maine Housing Auth. General Rev. TOB VRDO	2.530%	5/7/08		28,980	28,980
	Maine Housing Auth. Mortgage Rev. PUT	3.820%	7/18/08		12,000	12,000
1	Maine Housing Auth. Mortgage Rev. TOB VRDO	2.610%	5/7/08		5,055	5,055
	Maine Housing Auth. Mortgage Rev. VRDO	2.650%	5/7/08		5,000	5,000
1	Maine Housing Auth. Mortgage Rev. VRDO	2.650%	5/7/08		5,900	5,900
	Maine Housing Auth. Mortgage Rev. VRDO	2.650%	5/7/08		5,000	5,000
	Maine Housing Auth. Mortgage Rev. VRDO	2.650%	5/7/08		5,000	5,000
	Maine Housing Auth. Mortgage Rev. VRDO	2.850%	5/7/08		6,500	6,500
						100,716
Maryland (1.0%)

	Baltimore County MD Metro. Dist. CP	2.450%	5/6/08		23,000	23,000
	Baltimore MD Consolidated Public Improvement CP	0.950%	8/1/08		26,075	26,075
1	Maryland Dept. of Housing & Community Dev. Mortgage Rev. Draw Down TOB VRDO	2.470%	5/7/08		4,180	4,180
1	Maryland Dept. of Housing & Community Dev. Mortgage Rev. Draw Down TOB VRDO	2.470%	5/7/08		3,530	3,530
1	Maryland Dept. of Housing & Community Dev. Mortgage Rev. Draw Down TOB VRDO	2.530%	5/7/08		2,550	2,550
1	Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	2.610%	5/7/08		2,885	2,885
1	Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	2.610%	5/7/08		5,075	5,075
1	Maryland Dept. of Housing & Community Dev. TOB VRDO	2.470%	5/7/08		3,120	3,120
1	Maryland Dept. of Housing & Community Dev. TOB VRDO	2.470%	5/7/08		8,665	8,665
1	Maryland Dept. of Housing & Community Dev. TOB VRDO	2.530%	5/7/08		5,525	5,525
1	Maryland Dept. of Housing & Community Dev. TOB VRDO	3.380%	5/7/08		6,325	6,325
1	Maryland Dept. of Transp. TOB VRDO	2.430%	5/7/08		5,395	5,395
	Maryland Econ. Dev. Corp. Rev. (Constellation Energy) VRDO	2.600%	5/7/08	LOC	13,000	13,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Gilman School) VRDO	2.690%	5/7/08	LOC	8,000	8,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	2.050%	7/8/08		10,641	10,641
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	1.550%	7/11/08		13,000	13,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) VRDO	2.300%	5/7/08	LOC	5,000	5,000
1	Maryland Transp. Auth. Rev. TOB VRDO	2.470%	5/7/08	(4)	29,800	29,800
1	Maryland Transp. Auth. Rev. TOB VRDO	2.490%	5/7/08	(4)	3,000	3,000
	Maryland Water Quality Financing Administration Revolving Loan Rev.	5.000%	9/1/08		5,000	5,027
1	Northeast MD Waste Disposal TOB VRDO	2.510%	5/7/08	(2)	4,995	4,995
1	Prince Georges County MD GO TOB VRDO	2.510%	5/7/08		3,000	3,000
	Washington Suburban Sanitation Dist. Maryland VRDO	2.600%	5/7/08		23,000	23,000
	Washington Suburban Sanitation Dist. Maryland VRDO	2.600%	5/7/08		23,500	23,500
						238,288

8

				Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Massachusetts (3.1%)
	Massachusetts Bay Transp. Auth. Rev. CP	1.800%	6/25/08		10,750	10,750
	Massachusetts Bay Transp. Auth. Rev. CP	2.100%	6/25/08		15,000	15,000
1	Massachusetts Bay Transp. Auth. Rev. Sales Tax TOB VRDO	2.460%	5/7/08		5,025	5,025
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.420%	5/7/08		10,215	10,215
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.480%	5/7/08		6,725	6,725
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.700%	5/7/08	(3)(Prere.)	48,330	48,330
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.700%	5/7/08		2,295	2,295
	Massachusetts Bay Transp. Auth. Rev. VRDO	2.650%	5/7/08		37,000	37,000
	Massachusetts Dev. Finance Agency Rev. (Brandies univ.) VRDO	2.200%	5/7/08	LOC	10,000	10,000
	Massachusetts Dev. Finance Agency Rev. (Clark Univ.) VRDO	2.550%	5/7/08	LOC	5,000	5,000
	Massachusetts Dev. Finance Agency Rev. (Fay School Issue) VRDO	2.430%	5/7/08	LOC	5,400	5,400
	Massachusetts Dev. Finance Agency Rev. (Simmons College) VRDO	2.600%	5/7/08	LOC	9,000	9,000
	Massachusetts Dev. Finance Agency Rev. (Wentworth Institute of Technology) VRDO	2.530%	5/7/08	LOC	18,000	18,000
	Massachusetts Dev. Finance Agency Rev. (Worchester Polytechnic) VRDO	2.600%	5/7/08	LOC	7,800	7,800
1	Massachusetts Dev. Finance Agency Rev. TOB VRDO	2.430%	5/7/08		5,700	5,700
	Massachusetts GO	5.250%	8/1/08	(Prere.)	7,945	8,073
	Massachusetts GO	5.250%	9/1/08		5,000	5,050
	Massachusetts GO CP	1.350%	5/12/08		52,500	52,500
	Massachusetts GO CP	1.400%	5/13/08		30,000	30,000
	Massachusetts GO CP	1.400%	5/13/08		8,000	8,000
1	Massachusetts GO TOB VRDO	2.470%	5/7/08	(4)	10,340	10,340
1	Massachusetts GO TOB VRDO	2.470%	5/7/08	(4)	8,210	8,210
1	Massachusetts GO TOB VRDO	2.470%	5/7/08	(4)	12,920	12,920
1	Massachusetts GO TOB VRDO	2.470%	5/7/08	(4)	16,170	16,170
1	Massachusetts GO TOB VRDO	2.510%	5/7/08	(4)	1,850	1,850
1	Massachusetts GO TOB VRDO	2.820%	5/7/08		8,835	8,835
1	Massachusetts GO TOB VRDO	2.970%	5/7/08	(1)	10,610	10,610
1	Massachusetts GO TOB VRDO	3.470%	5/7/08	(2)	12,310	12,310
	Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center) VRDO	2.550%	5/7/08	LOC	22,000	22,000
	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	2.250%	6/5/08		35,648	35,648
1	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	2.430%	5/7/08		15,000	15,000
1	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	2.850%	5/7/08		10,540	10,540
1	Massachusetts Health & Educ. Fac. Auth. Rev. (Havard Univ.) TOB VRDO	2.430%	5/7/08		7,400	7,400
	Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	2.250%	5/7/08		8,500	8,500
	Massachusetts Health & Educ. Fac. Auth. Rev. (Tufts Univ.) VRDO	2.600%	5/7/08		11,000	11,000
1	Massachusetts Health & Educ. Fac. Auth. Rev. TOB VRDO	2.970%	5/7/08	(1)	10,690	10,690
	Massachusetts Health & Educ. Fac. Auth. Rev. VRDO	2.600%	5/1/08		5,000	5,000
	Massachusetts Health & Educ. Fac. Auth. Rev. VRDO	2.600%	5/1/08	LOC	3,100	3,100
1	Massachusetts Housing Finance Agency Housing Rev. TOB VRDO	2.610%	5/7/08		10,105	10,105
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/08		5,000	5,019
1	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	2.470%	5/7/08	(4)	2,100	2,100
1	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	2.480%	5/7/08	(4)	32,135	32,135

1	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	2.480%	5/7/08	(4)	8,800	8,800
1	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	2.480%	5/7/08	(4)	7,070	7,070
1	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	2.480%	5/7/08	(4)	9,800	9,800
1	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	2.900%	5/7/08	(2)	7,605	7,605
1	Massachusetts Water Pollution Abatement TOB VRDO	2.420%	5/7/08		3,970	3,970
	Massachusetts Water Resources Auth. Rev. CP	1.850%	5/2/08	LOC	7,500	7,500
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.460%	5/7/08	(4)	30,255	30,255
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.460%	5/7/08	(4)	39,100	39,100
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.470%	5/7/08	(4)	6,330	6,330
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.470%	5/7/08	(4)	3,100	3,100
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.480%	5/7/08	(4)	7,300	7,300
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.480%	5/7/08	(4)	11,950	11,950
1	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.510%	5/7/08		5,280	5,280
						707,405
Michigan (5.8%)
1	Detroit MI Sewer System Rev. TOB VRDO	2.460%	5/7/08	(4)	22,050	22,050
1	Detroit MI Sewer System Rev. TOB VRDO	2.700%	5/7/08	(1)	20,100	20,100
1	Detroit MI Water Supply System TOB VRDO	2.510%	5/7/08	(4)	5,115	5,115
1	Detroit MI Water Supply System TOB VRDO	2.900%	5/7/08	(4)	16,000	16,000
	Grand Valley MI State Univ. VRDO	2.400%	5/7/08	LOC	14,240	14,240
	Grand Valley MI State Univ. VRDO	2.850%	5/7/08	LOC	5,800	5,800
1	Huron Valley MI School Dist. TOB VRDO	2.430%	5/7/08	(Prere.)	9,940	9,940
1	Huron Valley MI School Dist. TOB VRDO	2.490%	5/7/08	(Prere.)	13,860	13,860
	Kent Hosp. MI Finance Auth. Rev. (Spectrum Health) VRDO	2.540%	5/7/08	LOC	12,000	12,000
	Michigam Higher Education Facs. Auth. Rev. VRDO	2.650%	5/1/08	LOC	3,000	3,000
	Michigan Building Auth. CP	2.250%	5/22/08	LOC	35,045	35,045
1	Michigan Building Auth. Rev. TOB VRDO	2.480%	5/7/08		5,000	5,000
1	Michigan Building Auth. Rev. TOB VRDO	2.480%	5/7/08	(4)	9,635	9,635
1	Michigan Building Auth. Rev. TOB VRDO	2.490%	5/7/08	(3)(4)	10,100	10,100

9

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Michigan Building Auth. Rev. TOB VRDO	2.490%	5/7/08	(3)(4)	14,100	14,100
	Michigan GO	4.000%	9/30/08	LOC	185,000	185,867
1	Michigan GO TOB VRDO	2.410%	5/7/08	(4)	13,020	13,020
1	Michigan GO TOB VRDO	2.480%	5/7/08	(4)	5,215	5,215
1	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	2.730%	5/7/08	LOC	59,995	59,995
1	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	2.730%	5/7/08	LOC	66,995	66,995
1	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	2.730%	5/7/08	LOC	36,545	36,545
1	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	2.730%	5/7/08	LOC	67,945	67,945
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	2.450%	5/7/08		26,000	26,000
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	2.450%	5/7/08		10,500	10,500
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	2.450%	5/7/08		6,100	6,100
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	2.500%	5/7/08		11,000	11,000
	Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System) VRDO	2.550%	5/7/08	LOC	49,320	49,320
	Michigan Hosp. Finance Auth. Rev. (Holland Community Hosp.) VRDO	2.420%	5/7/08	LOC	7,000	7,000
1	Michigan Hosp. Finance Auth. Rev. TOB VRDO	2.510%	5/7/08	LOC	14,200	14,200
	Michigan Housing Dev. Auth. Rev. (Rental Housing) PUT	2.770%	5/7/08		28,000	28,000
	Michigan Housing Dev. Auth. Rev. (Rental Housing) PUT	2.770%	5/7/08		29,000	29,000
1	Michigan Housing Dev. Auth. Rev. TOB VRDO	2.520%	5/7/08	(4)	2,500	2,500
	Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	2.730%	5/7/08		26,340	26,340
	Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	2.980%	5/7/08		14,015	14,015
	Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	2.980%	5/7/08		82,000	82,000
	Michigan Muni. Bond Auth. Rev.	4.500%	8/20/08		50,000	50,121
	Michigan Muni. Bond Auth. Rev.	4.500%	8/20/08	LOC	100,000	100,243
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.250%	10/1/08		11,960	12,048
1	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund) TOB VRDO	2.460%	5/7/08		7,580	7,580
	Michigan Muni. Bond Auth. Rev. (School Dist. of Detroit)	5.000%	6/1/08	(4)	5,000	5,005
1	Michigan Muni. Bond Auth. Rev. TOB VRDO	2.430%	5/7/08		5,985	5,985
1	Michigan Muni. Bond Auth. Rev. TOB VRDO	2.440%	5/7/08		3,845	3,845
1	Michigan Muni. Bond Auth. Rev. TOB VRDO	2.460%	5/7/08		11,735	11,735
	Michigan Strategic Fund Limited Obligation Rev. (Consumer’s Energy Co.) VRDO	2.560%	5/7/08	LOC	5,700	5,700
1	Plymouth-Canton MI Community School Dist. TOB VRDO	2.820%	5/7/08	(4)	6,295	6,295
	Regents of Univ. of Michigan CP	2.250%	5/5/08		3,100	3,100
	Regents of Univ. of Michigan VRDO	2.350%	5/7/08		13,500	13,500
	Univ. of Michigan Hosp. Rev. VRDO	2.850%	5/1/08		6,500	6,500
	Univ. of Michigan Hosp. Rev. VRDO	2.250%	5/7/08		13,835	13,835
	Univ. of Michigan Hosp. Rev. VRDO	2.300%	5/7/08		57,375	57,375
	Univ. of Michigan Univ. Rev. VRDO	2.300%	5/7/08		76,165	76,165
1	Wayne Charter County MI Airport Rev. TOB VRDO	2.870%	5/7/08	(4)(3)	5,000	5,000
1	Wayne MI Univ. of Michigan Univ. Rev. TOB VRDO	2.510%	5/7/08	(4)	3,500	3,500
						1,325,074
Minnesota (0.5%)
	Minnesota Agriculture & Econ. Dev. Board Rev. (Health Care Fac.-Essentia) VRDO	2.600%	5/1/08	(12)	10,000	10,000
	Minnesota Agriculture & Econ. Dev. Board Rev. (Health Care Fac.-Essentia) VRDO	2.650%	5/1/08	(12)	8,550	8,550
	Minnesota GO	5.000%	8/1/08		12,965	13,006

	Minnesota GO	5.000%	11/1/08		24,785	25,146
1	Minnesota GO TOB VRDO	2.430%	5/7/08		3,605	3,605
1	Minnesota GO TOB VRDO	2.430%	5/7/08		3,830	3,830
1	Minnesota GO TOB VRDO	2.430%	5/7/08		2,500	2,500
1	Minnesota GO TOB VRDO	2.820%	5/7/08		7,445	7,445
	Minnesota Housing Finance Agency Residential Housing Finance Rev.	3.300%	12/18/08		7,200	7,200
1	Minnesota Housing Finance Agency Residential Housing Finance TOB VRDO	3.180%	5/7/08		7,000	7,000
	Minnesota Housing Finance Agency Residential Housing Finance VRDO	2.750%	5/7/08		8,555	8,555
1	Rochester MN Health Care Fac. Rev. (Mayo Foundation) TOB VRDO	2.430%	5/7/08		9,130	9,130
	St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	2.430%	5/7/08	(12)	5,000	5,000
	St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	2.500%	5/7/08	(12)	5,305	5,305
						116,272
Mississippi (0.8%)
	Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone (Chevron USA Inc. Project) VRDO	2.550%	5/7/08		8,500	8,500
	Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone (Chevron USA Inc. Project) VRDO	2.690%	5/7/08		22,000	22,000
	Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone (Chevron USA Inc. Project) VRDO	2.700%	5/7/08		11,500	11,500
	Mississippi Business Finance Corp. Rev. VRDO	2.430%	5/7/08	LOC	7,000	7,000
1	Mississippi Dev. Bank Special Obligation Rev. TOB PUT	3.600%	9/18/08	LOC	5,000	5,000
1	Mississippi Dev. Bank Special Obligation Rev. TOB VRDO	3.570%	5/7/08	(13)	19,095	19,095
	Mississippi Dev. Bank Special Obligation Rev. VRDO	2.450%	5/7/08	LOC	19,000	19,000
	Mississippi GO	5.000%	6/1/08	(Prere.)	5,070	5,083
	Mississippi GO	5.500%	11/1/08		6,455	6,562
	Mississippi GO	5.900%	11/15/08		9,600	9,731
1	Mississippi GO TOB VRDO	2.430%	5/7/08	(Prere.)	3,600	3,600
	Mississippi GO VRDO	2.600%	5/7/08		48,585	48,585
1	Mississippi Housing Finance Corp. Single Family Mortgage Purchase Rev. TOB VRDO	2.440%	5/7/08	(ETM)	18,670	18,670
						184,326

10

				Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Missouri (1.7%)
1	Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (Metrolink Cross County Project) TOB VRDO	2.480%	5/7/08	(4)	8,500	8,500
1	Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (Metrolink Cross County Project) TOB VRDO	2.480%	5/7/08	(4)	8,500	8,500
	Curators of the Univ. of Missouri System Fac. Rev. VRDO	2.500%	5/7/08		69,450	69,450
1	Missouri Board Public Building Special Obligation Rev. TOB VRDO	2.460%	5/7/08		5,000	5,000
1	Missouri Environmental Improvement & Energy Resource Auth. Water PCR
	(Clean Water SRF Program) TOB VRDO	2.460%	5/7/08		7,375	7,375
	Missouri Health & Educ. Fac. Auth. (Washington Univ.) VRDO	2.500%	5/1/08		3,900	3,900
	Missouri Health & Educ. Fac. Auth. (Washington Univ.) VRDO	2.750%	5/1/08		11,385	11,385
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	2.650%	5/1/08		19,600	19,600
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	2.300%	5/7/08		20,000	20,000
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	2.300%	5/7/08		11,000	11,000
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	2.300%	5/7/08		8,000	8,000
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	2.300%	5/7/08		20,000	20,000
1	Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) TOB VRDO	2.430%	5/7/08		22,485	22,485
1	Missouri Health & Educ. Fac. Auth. TOB VRDO	2.440%	5/7/08		8,000	8,000
	Missouri Higher Educ. Student Loan Auth. VRDO	3.100%	5/7/08	(1)	30,200	30,200
	Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/08		7,465	7,465
1	Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	2.420%	5/7/08		5,000	5,000
1	Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	2.510%	5/7/08		5,345	5,345
	Missouri Highways & Transp. Comm. Road Rev. VRDO	2.550%	5/7/08	LOC	5,085	5,085
1	Missouri Highways & Transp. Commission Rev. (State Road) TOB VRDO	2.430%	5/7/08		15,615	15,615
1	Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	2.560%	5/7/08		3,700	3,700
1	Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	2.770%	5/7/08		10,600	10,600
1	Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	2.780%	5/7/08		6,535	6,535
1	Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	3.350%	5/7/08		8,945	8,945
1	Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	3.350%	5/7/08		3,375	3,375
1	Missouri State Housing Dev. TOB VRDO	3.350%	5/7/08		7,975	7,975
	Missouri Water Pollution Control GO	5.000%	10/1/08		11,350	11,415
1	St. Louis MO Airport Rev. Airport Dev. Program TOB VRDO	2.460%	5/7/08	LOC	38,495	38,495
						382,945
Nebraska (1.0%)
	American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	2.400%	5/7/08		34,737	34,737
1	Central Plains Energy Project Nebraska Gas Project TOB VRDO	2.480%	5/7/08		42,080	42,080
1	Kings Canyon CA Joint University School Dist. Deutsche Bank Spears/Lifers TOB VRDO	2.440%	5/7/08		4,200	4,200
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	3.050%	5/7/08		19,880	19,880

	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	3.050%	5/7/08		19,845	19,845
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	3.050%	5/7/08		19,015	19,015
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	3.050%	5/7/08		36,300	36,300
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	3.050%	5/7/08		12,500	12,500
1	Nebraska Public Power Dist. Rev. TOB VRDO	2.480%	5/7/08	(4)	9,950	9,950
1	Nebraska Public Power Dist. Rev. TOB VRDO	2.490%	5/7/08	(4)	5,330	5,330
1	Nebraska Public Power Dist. Rev. TOB VRDO	2.500%	5/7/08	(2)(4)	3,455	3,455
	Omaha NE Public Power Dist. Electric Rev. CP	2.200%	6/6/08		22,300	22,300
1	Omaha NE TOB VRDO	2.440%	5/7/08		8,000	8,000
						237,592
Nevada (1.3%)
1	Clark County NV Highway Improvement Rev. (Motor Vehicle Fuel Tax) TOB VRDO	2.510%	5/7/08	(2)	17,880	17,880
	Clark County NV Airport Improvement Rev.	5.000%	7/1/08		8,000	8,042
1	Clark County NV Airport Improvement Rev. TOB VRDO	2.520%	5/7/08	(4)	6,800	6,800
1	Clark County NV Airport Improvement Rev. TOB VRDO	2.520%	5/7/08	(12)	4,995	4,995
1	Clark County NV GO TOB VRDO	2.480%	5/7/08	(2)	5,695	5,695
1	Clark County NV GO TOB VRDO	2.680%	5/7/08	(2)	9,590	9,590
	Clark County NV Highway Rev. (Motor Vehicle Fuel Tax) CP	2.200%	6/5/08	LOC	4,000	4,000
	Clark County NV Highway Rev. (Motor Vehicle Fuel Tax) CP	2.150%	8/6/08	LOC	8,000	8,000
1	Clark County NV Highway Rev. (Motor Vehicle Fuel Tax) TOB VRDO	2.420%	5/7/08	(2)	5,965	5,965
	Clark County NV School Dist. GO	5.000%	6/1/08	(3)	30,735	30,768
	Clark County NV School Dist. GO	5.000%	6/15/08	(4)	7,575	7,587
	Clark County NV School Dist. GO	5.500%	6/15/08	(4)	29,555	29,624
1	Clark County NV School Dist. GO TOB VRDO	2.430%	5/7/08		6,295	6,295
1	Clark County NV School Dist. GO TOB VRDO	2.430%	5/7/08		5,000	5,000
1	Clark County NV School Dist. GO TOB VRDO	2.910%	5/7/08	(2)	4,505	4,505
1	Clark County NV School Dist. GO TOB VRDO	2.930%	5/7/08		15,500	15,500
1	Clark County NV School Dist. GO TOB VRDO	3.470%	5/7/08	(4)	25,385	25,385
1	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	2.480%	5/7/08	(1)	11,800	11,800
	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding VRDO	2.850%	5/1/08		5,350	5,350
1	Las Vegas Valley Water Dist. Nevada TOB VRDO	2.510%	5/7/08	(4)	5,470	5,470
1	Las Vegas Valley Water Dist. Nevada TOB VRDO	2.720%	5/7/08		2,000	2,000
	Nevada GO	5.250%	5/15/08	(Prere.)	7,625	7,630
1	Nevada GO TOB VRDO	2.720%	5/7/08	(4)	2,585	2,585
1	Nevada Higher Education Rev. TOB VRDO	2.680%	5/7/08	(2)	10,170	10,170
	Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax) CP	2.300%	5/8/08	LOC	2,500	2,500

11

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Nevada Highway Improvement Rev. (Sales and ExciseTax) CP	2.250%	8/6/08	LOC	6,600	6,600
	Nevada Housing Division Multi-Unit Housing City Center VRDO	2.650%	5/7/08	LOC	7,440	7,440
1	Nevada Rural Housing Auth. Single Family Rev. TOB VRDO	2.870%	5/7/08		5,250	5,250
	Reno NV Sales Tax Rev. VRDO	2.600%	5/1/08	LOC	11,500	11,500
1	Washoe County Nevada School Dist. TOB VRDO	2.450%	5/7/08	(4)	16,815	16,815
						290,741
New Hampshire (0.2%)
	New Hampshire Health & Educ. Fac. Auth. Rev. (Franklin Pierce Law Center) VRDO	2.500%	5/7/08	LOC	9,000	9,000
	New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul’s School) VRDO	2.350%	5/7/08		23,800	23,800
1	New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	2.770%	5/7/08		5,400	5,400
						38,200
New Jersey (1.3%)
	New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	1.580%	6/3/08		30,000	30,000
	New Jersey TRAN	4.500%	6/24/08		275,000	275,355
						305,355
New Mexico (0.8%)
	Alamogordo NM Hosp. Rev. (Gerald Regional) VRDO	2.600%	5/7/08	LOC	20,000	20,000
	Bernalillo County NM TRAN	4.500%	6/30/08		30,000	30,037
	Hurley NM PCR (Kennecott Santa Fe Corp. Project British Petroleum) VRDO	2.600%	5/1/08		13,100	13,100
1	New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.510%	5/7/08	(1)	5,155	5,155
1	New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.580%	5/7/08	(1)	11,930	11,930
1	New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.580%	5/7/08	(1)	5,165	5,165
1	New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.580%	5/7/08	(1)	17,570	17,570
1	New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.910%	5/7/08	(2)	5,180	5,180
	New Mexico Finance Auth. Transp. Rev. VRDO	2.150%	5/7/08	LOC	10,700	10,700
1	New Mexico Mortgage Finance Auth. Single Family Mortgage TOB VRDO	3.350%	5/7/08		6,435	6,435
	Univ. of New Mexico Univ. Rev. VRDO	2.600%	5/7/08		36,940	36,940
	Univ. of New Mexico Univ. Rev. VRDO	2.850%	5/7/08		12,000	12,000
						174,212
New York (2.4%)
1	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	2.510%	5/7/08	(1)	6,015	6,015
1	Metro. New York Transp. Auth. Rev. TOB VRDO	2.480%	5/7/08	(4)	9,605	9,605
1	Metro. New York Transp. Auth. Rev. TOB VRDO	2.490%	5/7/08	(2)(4)	29,700	29,700
	New York City NY GO	5.000%	8/1/08		22,535	22,662
	New York City NY GO	5.000%	8/1/08		20,715	20,796
	New York City NY GO VRDO	2.050%	5/7/08		12,500	12,500
	New York City NY GO VRDO	2.460%	5/7/08	LOC	16,600	16,600
	New York City NY IDA (Liberty-1 Bryant Park LLC) VRDO	2.500%	5/1/08	LOC	10,000	10,000
	New York City NY Muni. Water Finance Auth. Water & Sewer System CP	2.350%	5/1/08		50,000	50,000
1	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.420%	5/7/08		13,055	13,055
1	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.420%	5/7/08		10,195	10,195
1	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.420%	5/7/08		17,325	17,325
1	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.450%	5/7/08		19,600	19,600
1	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.480%	5/7/08	(1)(4)	9,900	9,900
1	New York City NY Transitional Finance Auth. Rev. TOB VRDO	2.420%	5/7/08		13,700	13,700

1	New York City NY Transitional Finance Auth. Rev. TOB VRDO	2.450%	5/7/08		12,475	12,475
	New York City NY Transitional Finance Auth. Rev. VRDO	2.400%	5/7/08		32,510	32,510
	New York City NY Transitional Finance Auth. Rev. VRDO	2.600%	5/7/08		33,120	33,120
1	New York State Dormitory Auth. Rev. (Mental Health Services) TOB VRDO	2.450%	5/7/08	(1)	5,995	5,995
1	New York State Dormitory Auth. Rev. TOB VRDO	2.410%	5/7/08		10,400	10,400
1	New York State Dormitory Auth. Rev. TOB VRDO	2.410%	5/7/08		43,560	43,560
1	New York State Dormitory Auth. Rev. TOB VRDO	2.420%	5/7/08		5,000	5,000
1	New York State Dormitory Auth. Rev. TOB VRDO	2.510%	5/7/08		10,300	10,300
1	New York State Dormitory Auth. Rev. TOB VRDO	2.510%	5/7/08	(4)(3)	7,265	7,265
1	New York State Dormitory Auth. Rev. TOB VRDO	2.900%	5/7/08	(2)	9,000	9,000
	New York State Housing Finance Agency Rev. (West 31st Street) VRDO	2.700%	5/7/08		35,000	35,000
	New York State Housing Finance Agency Rev. VRDO	2.700%	5/7/08		16,100	16,100
1	New York State Thruway Auth. Rev. TOB VRDO	2.450%	5/7/08	(4)	30,075	30,075
1	New York State Thruway Auth. Rev. TOB VRDO	2.480%	5/7/08	(4)	22,630	22,630
1	New York State Thruway Auth. Rev. TOB VRDO	2.680%	5/7/08	(2)	5,175	5,175
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/08		5,000	5,008
						545,266
North Carolina (2.8%)
	Board of Governors of Univ. of NC Chapel Hill & NC State Univ. of Raleigh CP	1.900%	7/7/08		10,200	10,200
1	Charlotte NC (Governmental Facilities Project) COP TOB VRDO	2.430%	5/7/08		6,020	6,020
	Charlotte NC Water & Sewer System Rev. VRDO	2.450%	5/7/08		80,845	80,845
	Concord NC Util. System Rev. VRDO	2.500%	5/7/08	(4)	20,190	20,190
	Guilford County NC GO VRDO	2.400%	5/7/08		18,440	18,440
	Mecklenburg County NC GO VRDO	2.600%	5/7/08		8,200	8,200
	Mecklenburg County NC GO VRDO	2.600%	5/7/08		8,200	8,200

12

				Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Mecklenburg County NC GO VRDO	2.600%	5/7/08		9,000	9,000
	Mecklenburg County NC GO VRDO	2.600%	5/7/08		7,000	7,000
	Mecklenburg County NC GO VRDO	2.600%	5/7/08		7,000	7,000
	Mecklenburg County NC GO VRDO	2.600%	5/7/08		13,500	13,500
	Mecklenburg County NC GO VRDO	2.600%	5/7/08		7,000	7,000
	Mecklenburg County NC GO VRDO	2.600%	5/7/08		8,200	8,200
	Mecklenburg County NC GO VRDO	2.600%	5/7/08		10,000	10,000
	North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	2.430%	5/7/08	LOC	11,280	11,280
	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) CP	2.250%	5/1/08		7,344	7,344
	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) CP	2.500%	5/2/08		5,639	5,639
1	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	2.440%	5/7/08		12,000	12,000
1	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	2.440%	5/7/08		5,000	5,000
1	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	2.440%	5/7/08		17,100	17,100
1	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	2.440%	5/7/08		15,700	15,700
1	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	2.440%	5/7/08		6,045	6,045
	North Carolina GO VRDO	2.650%	5/7/08		22,285	22,285
1	North Carolina Housing Finance Agency TOB VRDO	3.380%	5/7/08		1,900	1,900
1	North Carolina Infrastructure Financial Corp. COP TOB VRDO	2.460%	5/7/08	(4)	29,085	29,085
1	North Carolina Infrastructure Financial Corp. COP TOB VRDO	2.510%	5/7/08	(4)	4,680	4,680
1	North Carolina Infrastructure Financial Corp. COP TOB VRDO	2.720%	5/7/08	(4)	6,725	6,725
1	North Carolina Infrastructure Financial Corp. COP TOB VRDO	2.820%	5/7/08	(4)	9,925	9,925
1	North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) TOB VRDO	2.500%	5/7/08		32,000	32,000
	North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	2.550%	5/7/08		29,400	29,400
1	North Carolina Medical Care Comm. Health Care Fac. TOB VRDO	2.430%	5/7/08		7,330	7,330
	North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	2.500%	5/7/08		47,700	47,700
	North Carolina Medical Care Comm. Hosp. Rev. (CaroMont Health) VRDO	2.580%	5/7/08	(12)	19,600	19,600
1	Sampson County NC TOB PUT	3.600%	9/18/08	(4)	5,000	5,000
	Univ. of North Carolina Chapel Hill Foundation VRDO	2.380%	5/7/08		11,570	11,570
1	Univ. of North Carolina Univ. Rev. TOB VRDO	2.430%	5/7/08		5,000	5,000
1	Univ. of North Carolina Univ. Rev. TOB VRDO	2.440%	5/7/08		30,000	30,000
1	Univ. of North Carolina Univ. Rev. TOB VRDO	2.450%	5/7/08		6,900	6,900
1	Univ. of North Carolina Univ. Rev. TOB VRDO	2.460%	5/7/08		14,850	14,850
1	Univ. of North Carolina Univ. Rev. TOB VRDO	2.510%	5/7/08		2,400	2,400
	Wake County NC Public Improvement GO VRDO	2.400%	5/7/08		17,300	17,300
	Winston-Salem NC COP VRDO	2.370%	5/7/08		9,000	9,000
	Winston-Salem NC Water & Sewer System Rev. VRDO	2.560%	5/7/08		5,000	5,000
	Winston-Salem NC Water & Sewer System Rev. VRDO	2.600%	5/7/08		19,400	19,400
						630,953
North Dakota (0.3%)
	North Dakota State Housing Fin. Agency Rev.	4.250%	10/8/08		44,500	44,566
	North Dakota State Housing Fin. Agency Rev.	3.000%	4/14/09		18,775	18,863
						63,429
Ohio (2.3%)
	Butler County OH Hosp. Fac. Rev. (Cincinnati Children’s Hosp.) VRDO	2.400%	5/7/08	LOC	26,050	26,050

	Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program) VRDO	2.450%	5/7/08	LOC	45,000	45,000
	Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	2.650%	5/1/08		21,200	21,200
	Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	2.650%	5/1/08		10,700	10,700
1	Hamilton County OH Sales Tax Rev. TOB VRDO	2.510%	5/7/08	(2)(4)	12,260	12,260
	Lancaster Port Auth. Ohio Gas Rev. VRDO	2.450%	5/7/08		20,000	20,000
	Ohio Common Schools GO VRDO	2.550%	5/7/08		27,245	27,245
	Ohio Common Schools GO VRDO	2.600%	5/7/08		17,605	17,605
	Ohio GO	5.000%	8/1/08		14,800	14,848
1	Ohio GO TOB VRDO	2.430%	5/7/08		7,150	7,150
1	Ohio GO TOB VRDO	2.460%	5/7/08		8,790	8,790
1	Ohio GO TOB VRDO	2.510%	5/7/08		5,755	5,755
	Ohio GO VRDO	2.550%	5/7/08		45,785	45,785
	Ohio GO VRDO	2.600%	5/7/08		28,300	28,300
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	2.500%	5/7/08		6,585	6,585
	Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	3.100%	5/7/08		8,500	8,500
	Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	2.450%	5/7/08	LOC	7,100	7,100
	Ohio Higher Educ. Fac. Comm. Rev. VRDO	2.450%	5/7/08	LOC	14,755	14,755
1	Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	2.780%	5/7/08		6,810	6,810
	Ohio Housing Finance Agency Mortgage Rev. VRDO	2.650%	5/7/08		100,000	100,000
	Ohio Infrastructure Improvement GO VRDO	2.550%	5/7/08		9,750	9,750
	Ohio State Univ. General Receipts Rev. BAN	3.625%	7/16/08		1,850	1,853
	Ohio Water Dev. Auth. PCR (FirstEnergy Nuclear) VRDO	2.650%	5/7/08	LOC	25,000	25,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	2.550%	5/1/08	LOC	10,460	10,460
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	2.710%	5/7/08	LOC	10,000	10,000
	Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	3.250%	5/7/08	(1)	5,650	5,650
	Summit County OH Rev. (Western Reserve Academy) VRDO	2.440%	5/7/08	LOC	4,905	4,905
	Toledo Lucas County OH Port Auth. VRDO	2.480%	5/7/08	(13)	10,300	10,300

13

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Univ. of Akron OH General Receipts Rev. TOB VRDO	2.480%	5/7/08	(4)	7,590	7,590
1	Univ. of Akron OH General Receipts Rev. TOB VRDO	2.820%	5/7/08	(4)	8,090	8,090
						528,036
Oklahoma (0.4%)
1	Oklahoma Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	2.870%	5/7/08		9,360	9,360
	Oklahoma Turnpike Auth. VRDO	2.050%	5/7/08		6,670	6,670
	Oklahoma Turnpike Auth. VRDO	2.050%	5/7/08		9,415	9,415
	Oklahoma Turnpike Auth. VRDO	2.500%	5/7/08		31,660	31,660
	Oklahoma Turnpike Auth. VRDO	2.510%	5/7/08		31,845	31,845
	Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/08		5,000	5,002
						93,952
Oregon (1.3%)
	Medford OR Hosp. Fac. Auth. Rev. VRDO	2.650%	5/1/08	LOC	14,125	14,125
	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	2.650%	5/7/08		5,000	5,000
	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	2.650%	5/7/08		4,000	4,000
	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	2.650%	5/7/08		15,000	15,000
	Oregon State Dept. Transp. Highway Usertax Rev. VRDO	2.200%	5/7/08		24,050	24,050
	Oregon State Dept. Transp. Highway Usertax Rev. VRDO	2.200%	5/7/08		40,000	40,000
	Oregon State Facs. Auth. Rev. (Reed College Projects) VRDO	2.350%	5/7/08		15,000	15,000
1	Oregon State HomeOwner Rev. TOB VRDO	2.670%	5/7/08		13,255	13,255
1	Oregon State HomeOwner Rev. TOB VRDO	2.670%	5/7/08		12,675	12,675
1	Oregon State Housing & Community Services Dept. Mortgage Rev. TOB VRDO	2.580%	5/7/08		4,460	4,460
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	2.400%	5/7/08		30,000	30,000
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	2.400%	5/7/08		5,000	5,000
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	2.420%	5/7/08		6,190	6,190
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	2.490%	5/7/08		18,075	18,075
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	2.490%	5/7/08		30,000	30,000
	Oregon State Var-Veterans Welfare VRDO	2.600%	5/1/08		8,345	8,345
	Oregon State Var-Veterans Welfare VRDO	2.600%	5/1/08		1,000	1,000
	Oregon State Var-Veterans Welfare VRDO	2.600%	5/1/08		13,000	13,000
	Oregon State Veteran Welfare Services VRDO	2.550%	5/7/08		10,100	10,100
	Portland OR Sewer System Rev.	5.000%	6/1/08		4,650	4,661
1	Portland OR Sewer System Rev. TOB VRDO	2.420%	5/7/08	(4)	22,945	22,945
						296,881
Pennsylvania (0.4%)
	Pennsylvania GO	5.000%	8/1/08	(Prere.)	6,210	6,292
	Pennsylvania GO	5.000%	3/1/09		20,695	21,254
	Philadelphia PA Airport Rev. VRDO	4.000%	5/7/08	(1)	22,500	22,500
	Red Lion PA School Dist. VRDO	2.450%	5/7/08	(4)	48,880	48,880
						98,926
Rhode Island (0.7%)
1	Narragansett RI Commission WasteWater System Rev. TOB VRDO	2.490%	5/7/08	LOC	11,970	11,970
	Rhode Island & Providence Plantations TAN	3.750%	6/30/08		65,000	65,081
1	Rhode Island Convention Center Auth. Rev. TOB VRDO	2.460%	5/7/08	(4)	5,355	5,355
1	Rhode Island Convention Center Auth. Rev. TOB VRDO	2.460%	5/7/08	(4)	5,880	5,880
1	Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	2.480%	5/7/08	(1)	3,925	3,925
1	Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	2.540%	5/7/08	(1)	4,790	4,790
1	Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	2.600%	5/7/08	(1)	4,485	4,485

	Rhode Island Health & Educ. Building Corp. Rev. (Care New England) VRDO	2.450%	5/7/08	LOC	4,200	4,200
	Rhode Island Health & Educ. Building Corp. Rev. (Care New England) VRDO	2.450%	5/7/08	LOC	5,200	5,200
	Rhode Island Health & Educ. VRDO	2.600%	5/7/08	LOC	11,900	11,900
	Rhode Island Health & Educ. VRDO	2.600%	5/7/08	LOC	6,300	6,300
1	Rhode Island Housing & Mortgage Finance Corp. Rev. TOB VRDO	2.520%	5/7/08	(4)	5,320	5,320
1	Rhode Island Housing & Mortgage Finance Corp. Rev. TOB VRDO	2.580%	5/7/08	(4)	4,310	4,310
1	Rhode Island Housing & Mortgage Finance Corp. Rev. TOB VRDO	2.580%	5/7/08		12,430	12,430
						151,146
South Carolina (1.1%)
	Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	2.450%	5/7/08		48,250	48,250
	Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	2.450%	5/7/08		24,190	24,190
	Greenville County SC Hosp. Fac. Rev. VRDO	5.250%	5/7/08	(2)	33,945	33,945
	Greenville County SC Hosp. Fac. Rev. VRDO	5.250%	5/7/08	(2)	22,200	22,200
	Greenville County SC Hosp. Fac. Rev. VRDO	5.250%	5/7/08	(2)	27,510	27,510
1	Horry County SC School Dist. GO TOB VRDO	2.450%	5/7/08	(4)	3,750	3,750
	South Carolina GO	5.000%	7/1/08		5,000	5,023
	South Carolina Housing Finance & Dev. Auth. Rev.	3.870%	9/2/08		16,600	16,600
1	South Carolina Public Service Auth. Rev. TOB VRDO	2.480%	5/7/08	(4)	10,030	10,030
1	South Carolina Public Service Auth. Rev. TOB VRDO	2.500%	5/7/08	(4)(2)	11,000	11,000
1	South Carolina Public Service Auth. Rev. TOB VRDO	2.520%	5/7/08	(1)	23,150	23,150
1	South Carolina Public Service Auth. Rev. TOB VRDO	2.580%	5/7/08	(1)	5,655	5,655
1	South Carolina Public Service Auth. Rev. TOB VRDO	2.680%	5/7/08	(2)	5,535	5,535

14

				Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	South Carolina Public Service Auth. Rev. TOB VRDO	2.910%	5/7/08	(2)	4,500	4,500
1	York County SC School Dist. (Rock Hill) TOB VRDO	2.510%	5/7/08	(4)	10,845	10,845
						252,183
South Dakota (0.4%)
	South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	2.480%	5/7/08	LOC	15,000	15,000
	South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	2.480%	5/7/08	LOC	15,285	15,285
	South Dakota Housing Dev. Auth. Homeownership Mortgage Rev.	4.250%	8/15/08		26,000	26,033
1	South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. TOB VRDO	3.380%	5/7/08		7,470	7,470
1	South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. TOB VRDO	3.380%	5/7/08		3,140	3,140
1	South Dakota Housing Dev. Auth. TOB VRDO	2.510%	5/7/08		10,000	10,000
1	South Dakota Housing Dev. Auth. TOB VRDO	2.610%	5/7/08		3,650	3,650
						80,578
Tennessee (3.3%)
	Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	2.730%	5/1/08		27,020	27,020
	Clarksville TN Public Building Auth. Rev. (Murfreesboro) VRDO	2.440%	5/7/08	LOC	7,000	7,000
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	2.550%	5/1/08	LOC	20,455	20,455
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	2.550%	5/1/08	LOC	46,025	46,025
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	2.550%	5/1/08	LOC	15,214	15,214
	Hamilton County TN CP	1.150%	7/8/08		17,000	17,000
1	Knoxville TN Waste Water System Rev. TOB VRDO	2.580%	5/7/08	(1)	16,075	16,075
	Memphis TN Electric System Rev.	5.000%	12/1/08	(4)	15,000	15,248
	Memphis TN GO	5.000%	10/1/08		4,705	4,762
1	Memphis TN GO TOB VRDO	2.510%	5/7/08	(4)	17,855	17,855
1	Memphis TN GO TOB VRDO	2.580%	5/7/08	(1)	11,238	11,238
	Memphis-Shelby County TN Airport Auth. Rev.	5.000%	3/1/09	(4)	2,000	2,035
1	Metro. Govt. of Nashville & Davidson County TN GO TOB VRDO	2.480%	5/7/08	(4)	6,200	6,200
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) CP	2.000%	6/2/08		13,000	13,000
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) CP	2.200%	6/5/08		30,000	30,000
	Metro. Govt. of Nashville & Davidson County TN Ind. Dev. Board (Country Music Hall of Fame) VRDO	2.440%	5/7/08	LOC	13,850	13,850
	Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	2.550%	5/1/08	LOC	64,670	64,670
	Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	2.550%	5/1/08	LOC	27,110	27,110
	Shelby County TN GO VRDO	2.300%	5/7/08		126,965	126,965
	Shelby County TN GO VRDO	2.300%	5/7/08		143,300	143,300
	Shelby County TN GO VRDO	2.300%	5/7/08		76,565	76,565
	Shelby County TN GO VRDO	2.600%	5/7/08		10,500	10,500
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (BriarCrest) VRDO	2.700%	5/7/08	LOC	7,400	7,400
1	Tennessee Housing Dev. Agency (Homeownership Program) TOB VRDO	3.100%	5/7/08		1,720	1,720
1	Tennessee Housing Dev. Agency TOB VRDO	3.180%	5/7/08		19,000	19,000
	Tennessee School Board Auth. Higher Educ. Fac. CP	2.000%	8/6/08		6,000	6,000
						746,207
Texas (15.8%)
1	Aldine TX Independent School Dist. TOB VRDO	2.430%	5/7/08		5,210	5,210
1	Alvin TX Independent School Dist. GO TOB VRDO	3.520%	5/7/08	(1)	4,780	4,780

	Arlington TX CP	2.100%	6/18/08		11,000	11,000
1	Austin TX Electric Util. System Rev. TOB VRDO	2.460%	5/7/08	(12)	6,665	6,665
1	Austin TX Public Improvement GO TOB VRDO	2.430%	5/7/08		6,415	6,415
1	Austin TX Public Improvement GO TOB VRDO	2.510%	5/7/08		6,515	6,515
1	Austin TX Water & Wastewater System Rev. TOB PUT	2.800%	9/4/08	(4)	16,840	16,840
1	Austin TX Water & Wastewater System Rev. TOB VRDO	2.440%	5/7/08		8,795	8,795
1	Austin TX Water & Wastewater System Rev. TOB VRDO	2.480%	5/7/08	(4)	14,150	14,150
1	Beaumont TX Independent School District School Building TOB VRDO	2.440%	5/7/08		3,350	3,350
	Bexar TX Metro. Water Dist. CP	1.900%	5/2/08	LOC	15,000	15,000
	Bexar TX Metro. Water Dist. CP	1.750%	5/22/08	LOC	4,000	4,000
	Board of Regents of the Univ. of Texas System Rev. Financing System CP	1.750%	6/6/08		15,450	15,450
	Board of Regents of the Univ. of Texas System Rev. Financing System VRDO	2.350%	5/7/08		40,000	40,000
	Board of Regents of the Univ. of Texas System Rev. Financing System VRDO	2.450%	5/7/08		20,760	20,760
	Board of Regents of the Univ. of Texas System Rev. Financing System VRDO	2.900%	5/7/08		68,500	68,500
1	Board of Regents of the Univ. of Texas System Rev. TOB VRDO	2.510%	5/7/08		14,690	14,690
1	Board of Regents of the Univ. of Texas System Rev. TOB VRDO	2.720%	5/7/08		4,060	4,060
1	Canyon TX Independent School Dist. TOB VRDO	2.720%	5/7/08		9,355	9,355
1	Carrollton TX GO TOB VRDO	2.680%	5/7/08	(2)	5,950	5,950
1	Clear Creek TX Independent School Dist. GO TOB PUT	2.800%	9/4/08	LOC	13,340	13,340
	Conroe TX Independent School Dist. PUT	5.000%	8/15/08		14,355	14,413
1	Conroe TX Independent School Dist. TOB VRDO	2.510%	5/7/08		2,110	2,110
1	Cypress-Fairbanks TX Independent School Dist. TOB VRDO	2.440%	5/7/08		5,000	5,000
1	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	2.430%	5/7/08		2,400	2,400
1	Dallas TX Area Rapid Transit TOB VRDO	2.460%	5/7/08	LOC	9,330	9,330
1	Dallas TX Area Rapid Transit TOB VRDO	2.470%	5/7/08	(4)	18,575	18,575
1	Dallas TX Area Rapid Transit TOB VRDO	2.490%	5/7/08	LOC	9,870	9,870
1	Dallas TX Area Rapid Transit TOB VRDO	2.510%	5/7/08	(2)	8,610	8,610
1	Dallas TX Independent School Dist. GO TOB VRDO	2.470%	5/7/08		14,720	14,720

15

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Dallas TX Waterworks & Sewer System Rev. TOB VRDO	2.510%	5/7/08		2,155	2,155
1	Dallas TX Waterworks & Sewer System Rev. TOB VRDO	2.680%	5/7/08	(2)	6,540	6,540
1	Dallas-Fort Worth TX International Airport Rev. TOB VRDO	2.480%	5/7/08	(4)	3,995	3,995
1	Dallas-Fort Worth TX International Airport Rev. TOB VRDO	2.560%	5/7/08	(4)	2,525	2,525
1	Dallas-Fort Worth TX International Airport Rev. TOB VRDO	2.560%	5/7/08	(4)	7,500	7,500
1	Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.280%	5/7/08	(1)	4,995	4,995
1	De Soto TX Independent School Dist. TOB VRDO	2.440%	5/7/08		15,345	15,345
1	Denton TX Independent School Dist. TOB VRDO	2.440%	5/7/08		10,570	10,570
1	Denton TX Independent School Dist. TOB VRDO	2.510%	5/7/08		3,700	3,700
	Denton TX Independent School Dist. VRDO	2.380%	5/7/08		14,350	14,350
	Denton TX Independent School Dist. VRDO	2.500%	5/7/08		18,305	18,305
1	Duncanville TX Independent School Dist. TOB VRDO	2.450%	5/7/08		8,225	8,225
1	Fort Worth TX Independent School Dist. TOB VRDO	2.480%	5/7/08		4,980	4,980
	Frisco TX GO	5.000%	2/15/09	(4)	2,950	3,022
1	Galveston County TX GO TOB VRDO	2.480%	5/7/08	(1)	6,100	6,100
	Garland TX Independent School Dist. PUT	3.750%	6/16/08		23,325	23,325
1	Grand Prairie TX Independent School Dist. TOB VRDO	2.430%	5/7/08		7,215	7,215
1	Grand Prairie TX Independent School Dist. TOB VRDO	2.430%	5/7/08		5,265	5,265
1	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.750%	5/7/08	LOC	35,000	35,000
1	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.750%	5/7/08	LOC	40,000	40,000
1	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.750%	5/7/08	LOC	46,700	46,700
1	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.750%	5/7/08	LOC	10,000	10,000
1	Harris County TX Flood Control Dist. TOB VRDO	2.420%	5/7/08		33,300	33,300
1	Harris County TX Flood Control Dist. TOB VRDO	2.430%	5/7/08		8,600	8,600
	Harris County TX Flood Control Dist. VRDO	2.430%	5/7/08		14,200	14,200
	Harris County TX GO CP	1.400%	5/1/08		66,334	66,334
	Harris County TX GO CP	2.200%	6/5/08		8,690	8,690
	Harris County TX GO CP	2.250%	6/9/08		28,000	28,000
	Harris County TX GO CP	2.150%	7/8/08		18,548	18,548
	Harris County TX GO CP	1.550%	7/11/08		1,850	1,850
	Harris County TX GO CP	1.550%	7/11/08		2,850	2,850
1	Harris County TX GO TOB VRDO	2.500%	5/7/08	(4)(3)	5,575	5,575
1	Harris County TX GO TOB VRDO	2.700%	5/7/08	(1)	9,900	9,900
1	Harris County TX GO VRDO	2.430%	5/7/08		2,500	2,500
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare) VRDO	2.650%	5/7/08	(4)	18,800	18,800
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.650%	5/1/08		11,800	11,800
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.500%	5/7/08		90,000	90,000
1	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke’s Episcopal Hosp.) TOB VRDO	2.510%	5/7/08		5,500	5,500
1	Harris County TX Health Fac. Dev. Corp. Thermal Util. Rev. TOB VRDO	2.490%	5/7/08	(12)	5,060	5,060
1	Harris County TX Toll Road Rev. TOB VRDO	2.460%	5/7/08		16,255	16,255
1	Harris County TX Toll Road Rev. TOB VRDO	2.510%	5/7/08		9,230	9,230
1	Harris County TX Toll Road Rev. TOB VRDO	2.510%	5/7/08	(4)(Prere.)	3,845	3,845
1	Houston TX Airport System Rev. TOB VRDO	2.480%	5/7/08	(3)(4)	12,000	12,000
1	Houston TX Community College Maintenance TOB VRDO	2.480%	5/7/08	(4)	5,040	5,040
1	Houston TX Community College TOB VRDO	2.440%	5/7/08	(4)	4,160	4,160
	Houston TX GO	5.250%	3/1/09	(Prere.)	4,815	4,940
1	Houston TX GO TOB VRDO	2.450%	5/7/08	(4)	10,530	10,530
1	Houston TX GO TOB VRDO	2.510%	5/7/08	(1)	10,080	10,080
1	Houston TX GO TOB VRDO	2.510%	5/7/08	(4)	6,290	6,290

1	Houston TX GO TOB VRDO	2.710%	5/7/08	(1)	4,950	4,950
1	Houston TX GO TOB VRDO	2.910%	5/7/08	(2)	4,120	4,120
	Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	2.550%	5/7/08		5,750	5,750
1	Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	2.420%	5/7/08		5,000	5,000
1	Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	2.430%	5/7/08		8,545	8,545
1	Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	2.510%	5/7/08		5,550	5,550
	Houston TX Independent School Dist. GO PUT	3.750%	6/16/08		80,600	80,600
1	Houston TX Independent School Dist. GO TOB VRDO	2.410%	5/7/08	(4)	9,995	9,995
1	Houston TX Independent School Dist. GO TOB VRDO	2.450%	5/7/08		7,970	7,970
1	Houston TX Independent School Dist. GO TOB VRDO	2.510%	5/7/08		5,300	5,300
1	Houston TX Independent School Dist. GO TOB VRDO	2.510%	5/7/08	(4)	4,500	4,500
1	Houston TX Independent School Dist. GO TOB VRDO	2.510%	5/7/08	(4)	4,800	4,800
1	Houston TX Independent School Dist. GO TOB VRDO	2.720%	5/7/08		7,490	7,490
1	Houston TX Independent School Dist. Limited Tax Refunding GO TOB VRDO	2.450%	5/7/08		11,000	11,000
1	Houston TX Independent School Dist. TOB VRDO	2.510%	5/7/08		5,715	5,715
1	Houston TX Util. System Rev. TOB VRDO	2.460%	5/7/08	(4)	9,000	9,000
1	Houston TX Util. System Rev. TOB VRDO	2.480%	5/7/08	(4)	5,165	5,165
1	Houston TX Util. System Rev. TOB VRDO	2.480%	5/7/08	(4)	10,205	10,205
1	Houston TX Util. System Rev. TOB VRDO	2.510%	5/7/08	(4)	4,005	4,005
1	Houston TX Util. System Rev. TOB VRDO	2.510%	5/7/08	(4)	25,660	25,660
1	Houston TX Util. System Rev. TOB VRDO	3.180%	5/7/08	(1)	6,385	6,385
1	Houston TX Util. System Rev. TOB VRDO	3.180%	5/7/08	(1)	9,995	9,995
1	Houston TX Util. System Rev. TOB VRDO	3.180%	5/7/08	(1)	5,000	5,000
	Houston TX Util. System Rev. VRDO	2.450%	5/7/08	LOC	19,000	19,000

16

				Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Houston TX Water & Sewer System Rev. TOB VRDO	2.480%	5/7/08	(4)(Prere.)	27,765	27,765
1	Houston TX Water & Sewer System Rev. TOB VRDO	2.480%	5/7/08	(4)(Prere.)	8,795	8,795
	Humble TX Independent School Dist. School Building VRDO	2.750%	5/7/08		52,500	52,500
1	Irving TX Independent School Dist. TOB VRDO	2.720%	5/7/08		3,000	3,000
1	Klein TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	2.450%	5/7/08		5,480	5,480
1	Lamar TX Consolidated Independent School Dist. TOB VRDO	2.510%	5/7/08		8,200	8,200
1	Lamar TX Independent School Dist. TOB VRDO	2.430%	5/7/08		5,120	5,120
1	Lewisville TX Independent School Dist. TOB VRDO	2.450%	5/7/08		6,955	6,955
	Lubbock TX Independent School Dist. VRDO	2.430%	5/7/08		14,800	14,800
1	Mansfield TX Independent School Dist. TOB VRDO	2.430%	5/7/08		3,035	3,035
1	Mansfield TX Independent School Dist. TOB VRDO	2.510%	5/7/08		21,995	21,995
1	Mansfield TX Independent School Dist. TOB VRDO	2.510%	5/7/08		5,880	5,880
1	Mansfield TX Independent School Dist. TOB VRDO	2.720%	5/7/08		9,975	9,975
1	McLennan County TX Junior College GO TOB VRDO	2.450%	5/7/08	(4)	15,465	15,465
	Mesquite TX Independent School Dist. GO	4.500%	8/15/08		3,200	3,207
	Mesquite TX Independent School Dist. School Building VRDO	2.750%	5/7/08		5,340	5,340
1	North East TX Independent School Dist. GO TOB VRDO	2.420%	5/7/08		17,870	17,870
1	North East TX Independent School Dist. GO TOB VRDO	2.460%	5/7/08	LOC	5,000	5,000
1	North East TX Independent School Dist. GO TOB VRDO	2.510%	5/7/08		2,800	2,800
1	North East TX Independent School Dist. Unlimited Tax Refunding GO TOB VRDO	2.450%	5/7/08		5,770	5,770
1	North East TX Independent School Dist. Unlimited Tax Refunding GO TOB VRDO	2.450%	5/7/08		12,260	12,260
1	North Texas Health Fac. Dev. Corp. (United Regional Health Care System) TOB VRDO	2.460%	5/7/08	(4)	13,340	13,340
	North Texas Higher Educ. Auth. Student Loan VRDO	2.750%	5/7/08	LOC	31,840	31,840
	North Texas Higher Educ. Auth. Student Loan VRDO	2.800%	5/7/08	LOC	26,000	26,000
	North Texas Higher Educ. Auth. Student Loan VRDO	2.800%	5/7/08	LOC	18,000	18,000
1	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	2.510%	5/7/08	(1)	7,305	7,305
1	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	2.580%	5/7/08	(1)	5,045	5,045
	North Texas Tollway Auth. BAN	4.125%	11/19/08		220,035	220,036
1	North Texas Tollway Auth. Capital Appreciation System TOB VRDO	2.440%	5/7/08	(12)	18,000	18,000
	North Texas Tollway Auth. CP	1.350%	6/2/08	LOC	15,000	15,000
1	North Texas Tollway Auth. TOB VRDO	2.480%	5/7/08	(13)	12,000	12,000
1	Northside TX Independent School Dist. GO TOB VRDO	2.450%	5/7/08		8,410	8,410
1	Northside TX Independent School Dist. GO TOB VRDO	2.470%	5/7/08		17,315	17,315
1	Northside TX Independent School Dist. GO TOB VRDO	2.510%	5/7/08		14,565	14,565
1	Parker County Texas TOB VRDO	2.450%	5/7/08	(4)	6,540	6,540
1	Pasadena TX Independent School Dist. TOB VRDO	2.720%	5/7/08		5,235	5,235
	Pasadena TX Independent School Dist. VRDO	2.430%	5/7/08	(4)	40,975	40,975
	Pasadena TX Independent School Dist. VRDO	2.430%	5/7/08		20,600	20,600
1	Pearland TX GO TOB VRDO	2.470%	5/7/08	(4)	10,250	10,250
1	Plano TX GO TOB PUT	2.430%	5/7/08		5,830	5,830
1	Plano TX Independent School Dist. TOB VRDO	2.470%	5/7/08		14,055	14,055
	Plano TX Independent School Dist. Unlimited Tax School Building Bonds (Collin County TX) PUT	2.750%	5/28/08		35,155	35,155
1	Port Arthur TX Independent School Sist. GO TOB VRDO	2.510%	5/7/08	(12)	3,510	3,510
	Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	2.600%	5/7/08		31,000	31,000

1	Round Rock TX Independent School Dist. TOB VRDO	2.430%	5/7/08		9,480	9,480
1	Round Rock TX Independent School Dist. TOB VRDO	2.720%	5/7/08		4,725	4,725
1	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev. TOB VRDO	2.470%	5/7/08		13,330	13,330
	San Antonio TX Educ. Facilities Corp. Rev. Higher Educ. (Trinity Univ.) VRDO	2.650%	5/1/08		12,900	12,900
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09		3,000	3,067
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	(Prere.)	5,910	6,103
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	(Prere.)	2,985	3,083
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	(Prere.)	2,110	2,179
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	(Prere.)	6,140	6,281
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	(Prere.)	3,510	3,622
1	San Antonio TX Electric & Gas Rev. TOB VRDO	2.420%	5/7/08		10,250	10,250
1	San Antonio TX Electric & Gas Rev. TOB VRDO	2.430%	5/7/08		5,120	5,120
1	San Antonio TX Electric & Gas Rev. TOB VRDO	2.720%	5/7/08		3,135	3,135
	San Antonio TX Electric & Gas Rev. VRDO	2.730%	5/7/08		46,900	46,900
	San Antonio TX Electric & Gas System Rev. CP	2.000%	6/3/08		38,000	38,000
	San Antonio TX GO	6.000%	8/1/08		2,145	2,160
1	San Antonio TX Independent School Dist. GO TOB VRDO	2.430%	5/7/08		17,710	17,710
1	San Antonio TX Water Rev. TOB VRDO	2.460%	5/7/08	LOC	11,220	11,220
1	San Antonio TX Water Rev. TOB VRDO	2.490%	5/7/08	(4)	10,000	10,000
1	Sheldon TX Independent School Dist. TOB VRDO	2.510%	5/7/08		5,225	5,225
1	Socorro TX Independent School Dist. GO TOB VRDO	2.430%	5/7/08		4,995	4,995
1	Socorro TX Independent School Dist. GO TOB VRDO	2.450%	5/7/08		5,945	5,945
1	Southeast TX Housing Finance Corp. TOB VRDO	2.510%	5/7/08		6,830	6,830
	Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.) VRDO	2.600%	5/7/08	LOC	1,700	1,700
	Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/08	(4)	10,000	10,040
1	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) TOB VRDO	2.430%	5/7/08		8,780	8,780
1	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) TOB VRDO	2.430%	5/7/08		8,780	8,780
1	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) TOB VRDO	2.430%	5/7/08		8,780	8,780
1	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	2.430%	5/7/08		5,830	5,830

17

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	2.430%	5/7/08		5,830	5,830
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/08		3,000	3,003
1	Texas A & M Univ. System Rev. Financing Bonds TOB VRDO	2.430%	5/7/08		4,910	4,910
1	Texas A & M Univ. System Rev. TOB VRDO	2.430%	5/7/08		4,995	4,995
1	Texas A & M Univ. System Rev. TOB VRDO	2.510%	5/7/08		7,155	7,155
1	Texas Dept. Housing & Commnunity Affailrs Single Family Rev. TOB VRDO	3.380%	5/7/08	(7)	4,040	4,040
1	Texas Dept. of Housing & Community Affairs Residential Mortgage Rev. TOB VRDO	2.520%	5/7/08		10,000	10,000
1	Texas Dept. of Housing & Community Affairs Single Mortgage Rev. TOB VRDO	3.250%	5/7/08	(4)	3,200	3,200
	Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	2.650%	5/7/08	(4)	61,245	61,245
	Texas Dept. of Transp. State Highway Fund Rev. CP	2.200%	6/2/08	LOC	58,000	58,000
	Texas Dept. of Transp. State Highway Fund Rev. CP	2.200%	6/3/08	LOC	20,000	20,000
1	Texas GO TOB VRDO	2.410%	5/7/08		5,335	5,335
1	Texas GO TOB VRDO	2.420%	5/7/08		17,000	17,000
1	Texas GO TOB VRDO	2.430%	5/7/08		8,685	8,685
1	Texas GO TOB VRDO	2.430%	5/7/08		7,590	7,590
1	Texas GO TOB VRDO	2.440%	5/7/08		21,560	21,560
1	Texas GO TOB VRDO	2.440%	5/7/08		7,500	7,500
1	Texas GO TOB VRDO	2.440%	5/7/08		28,800	28,800
1	Texas GO TOB VRDO	2.450%	5/7/08		4,695	4,695
1	Texas GO TOB VRDO	2.480%	5/7/08		4,870	4,870
1	Texas GO TOB VRDO	2.510%	5/7/08		5,585	5,585
1	Texas GO TOB VRDO	2.510%	5/7/08		5,905	5,905
1	Texas GO TOB VRDO	2.510%	5/7/08		2,295	2,295
1	Texas GO TOB VRDO	2.510%	5/7/08		3,325	3,325
1	Texas GO TOB VRDO	2.720%	5/7/08		4,845	4,845
1	Texas GO TOB VRDO	2.820%	5/7/08		4,000	4,000
	Texas GO Veterans Housing Assistance Program Fund II VRDO	2.800%	5/7/08		4,060	4,060
	Texas GO Veterans Housing Assistance Program VRDO	2.570%	5/7/08		29,510	29,510
1	Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	2.510%	5/7/08		10,915	10,915
1	Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	2.600%	5/7/08		13,000	13,000
	Texas Public Finance Auth. GO CP	0.900%	5/13/08		9,100	9,100
	Texas Public Finance Auth. Rev. CP	2.050%	7/8/08		18,000	18,000
	Texas Small Business IDA IDR (Texas Public Fac. Capital Access) VRDO	2.730%	5/7/08	LOC	21,700	21,700
1	Texas State Affordable Housing Corp. Single Family Mortgage Rev. TOB VRDO	2.560%	5/7/08		6,465	6,465
	Texas State College Student Loan PUT	3.850%	7/1/08		25,000	25,000
	Texas State College Student Loan PUT	3.850%	7/1/08		30,000	30,000
1	Texas State Transp. Comm. First Tier TOB VRDO	2.430%	5/7/08		5,915	5,915
1	Texas State Transp. Comm. First Tier TOB VRDO	2.460%	5/7/08		9,995	9,995
	Texas State Transp. Comm. First Tier VRDO	2.580%	5/7/08		7,300	7,300
1	Texas State Transp. Comm. Highway Fund First Tier Rev. TOB VRDO	2.420%	5/7/08		5,000	5,000
1	Texas State Transp. Comm. TOB VRDO	2.430%	5/7/08		6,100	6,100
1	Texas State Transp. Comm. TOB VRDO	2.430%	5/7/08		19,000	19,000
1	Texas State Transp. Comm. TOB VRDO	2.430%	5/7/08		17,601	17,601
1	Texas State Transp. Comm. TOB VRDO	2.510%	5/7/08		2,200	2,200
1	Texas State Transp. Comm. TOB VRDO	2.820%	5/7/08		5,190	5,190
1	Texas State Univ. System TOB VRDO	2.480%	5/7/08	(4)	11,895	11,895
	Texas State Veterans Housing VRDO	2.650%	5/7/08		30,725	30,725
	Texas State Veterans Housing VRDO	2.800%	5/7/08		23,205	23,205
	Texas TRAN	4.500%	8/28/08		100,000	100,248
1	Texas Transp. Comm. Mobility Fund TOB VRDO	2.430%	5/7/08		16,665	16,665
1	Texas Transp. Comm. Mobility Fund TOB VRDO	2.430%	5/7/08		5,000	5,000

1	Texas Transp. Comm. Mobility Fund TOB VRDO	2.440%	5/7/08		7,600	7,600
1	Texas Transp. Comm. Mobility Fund TOB VRDO	2.480%	5/7/08		21,355	21,355
1	Texas Transp. Comm. Mobility Fund TOB VRDO	2.510%	5/7/08		5,400	5,400
1	Texas Transp. Comm. Mobility Fund TOB VRDO	2.510%	5/7/08		8,500	8,500
1	Texas Transp. Comm. Mobility Fund TOB VRDO	2.510%	5/7/08		12,660	12,660
1	Texas Transp. Comm. Mobility Fund TOB VRDO	2.510%	5/7/08		11,200	11,200
1	Texas Transp. Comm. Mobility Fund TOB VRDO	2.510%	5/7/08		5,400	5,400
	Texas Transp. Comm. Mobility Fund VRDO	2.450%	5/7/08		49,195	49,195
	Texas Turnpike Auth. Central Texas Turnpike System Rev. BAN	5.000%	6/1/08		166,735	166,988
1	Texas Water Dev. Board Rev. TOB VRDO	2.430%	5/7/08		5,000	5,000
1	Tyler TX Water & Sewer System Rev. TOB VRDO	2.490%	5/7/08	(1)	5,540	5,540
	Univ. of Houston TX Rev. VRDO	2.750%	5/7/08		18,645	18,645
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/08		7,000	7,056
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/08		2,500	2,520
	Univ. of Texas Permanent Univ. Fund Rev. CP	2.200%	6/5/08		10,000	10,000
	Univ. of Texas Permanent Univ. Fund Rev. CP	2.250%	6/9/08		10,000	10,000
1	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.430%	5/7/08		6,010	6,010
1	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.430%	5/7/08		3,595	3,595
	Univ. of Texas Permanent Univ. Fund Rev. VRDO	2.500%	5/7/08		2,770	2,770
	Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	2.600%	5/7/08		54,550	54,550

18

				Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	West Side Calhoun County TX Dev. (British Petroleum) VRDO	2.650%	5/1/08		6,200	6,200
1	Wylie TX Independent School Dist. GO TOB VRDO	2.430%	5/7/08		6,510	6,510
						3,611,481
Utah (1.2%)
	Intermountain Power Agency Utah Power Supply Rev. PUT	2.750%	9/15/08	(2)	16,850	16,850
	Intermountain Power Agency Utah Power Supply Rev. PUT	2.750%	9/15/08	(2)	29,000	29,000
	Intermountain Power Agency Utah Power Supply Rev. PUT	2.750%	9/15/08	(2)	7,000	7,000
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	2.650%	5/1/08		4,100	4,100
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	2.500%	5/7/08		20,700	20,700
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	2.500%	5/7/08		13,900	13,900
	Salt Lake City UT TRAN	4.000%	6/30/08		19,000	19,008
	Utah GO	5.000%	7/1/08	(Prere.)	10,700	10,751
1	Utah GO TOB VRDO	2.510%	5/7/08		25,145	25,145
1	Utah Housing Corp. Single Family Mortgage Rev. TOB VRDO	2.610%	5/7/08		17,300	17,300
1	Utah Housing Corp. Single Family Mortgage Rev. TOB VRDO	2.870%	5/7/08		2,820	2,820
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.950%	5/7/08		16,450	16,450
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.050%	5/7/08		7,355	7,355
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.050%	5/7/08		10,120	10,120
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.050%	5/7/08		12,260	12,260
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.050%	5/7/08		10,000	10,000
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.050%	5/7/08		13,130	13,130
	Utah Housing Finance Auth. (Single Family Mortgage) VRDO	3.050%	5/7/08		5,605	5,605
	Utah Housing Finance Auth. (Single Family Mortgage) VRDO	3.050%	5/7/08		7,610	7,610
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	2.480%	5/7/08	(4)	7,115	7,115
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	2.510%	5/7/08		5,000	5,000
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	2.720%	5/7/08		8,715	8,715
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	2.820%	5/7/08		4,000	4,000
						273,934
Vermont (0.0%)
1	Vermont Housing Finance Agency Single Family TOB VRDO	2.770%	5/7/08	(4)	5,825	5,825
1	Vermont Housing Finance Agency Single Family TOB VRDO	3.350%	5/7/08	(4)	1,460	1,460
						7,285
Virginia (1.5%)
	Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	2.410%	5/7/08	LOC	9,590	9,590
	Chesterfield County VA Econ. Dev. Auth. Rev. (Bon Secours Health System) VRDO	2.510%	5/7/08	(12)	26,000	26,000
1	Chesterfield County VA Econ. Dev. Auth. Rev. TOB VRDO	2.430%	5/7/08		15,000	15,000
	Fairfax County VA IDA Rev. VRDO	2.600%	5/7/08		6,630	6,630
	Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System) VRDO	2.510%	5/7/08	(12)	8,800	8,800
1	King George County VA IDA Auth. Lease Rev. TOB VRDO	2.460%	5/7/08	(4)	5,185	5,185
	Norfolk VA Econ. Dev. Auth. Hosp. Fac. Rev. (Sentara Healthcare) VRDO	2.690%	5/7/08	(4)	68,450	68,450
	Norfolk VA GO VRDO	2.520%	5/7/08		12,365	12,365
	Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	2.730%	5/7/08		35,900	35,900
1	Richmond VA Public Util. Rev. TOB VRDO	2.480%	5/7/08	(4)	4,875	4,875
1	Richmond VA Public Util. Rev. TOB VRDO	2.490%	5/7/08	(4)	5,800	5,800
1	Univ. of Virginia TOB VRDO	2.440%	5/7/08		3,300	3,300
1	Univ. of Virginia TOB VRDO	2.440%	5/7/08		12,000	12,000
1	Virginia Beach VA Dev. Auth. Public Fac. TOB VRDO	2.430%	5/7/08		10,080	10,080
1	Virginia Beach VA TOB VRDO	2.430%	5/7/08		6,650	6,650
	Virginia Commonwealth Transp. Board Federal Highway Rev.	5.000%	10/1/08		15,160	15,255

1	Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	2.510%	5/7/08		5,625	5,625
1	Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	2.870%	5/7/08		19,105	19,105
1	Virginia Housing Dev. Auth. Rev. TOB VRDO	2.520%	5/7/08		28,430	28,430
1	Virginia Housing Dev. Auth. Rev. TOB VRDO	2.580%	5/7/08		6,125	6,125
1	Virginia Port Auth. Rev. TOB VRDO	2.520%	5/7/08	(4)	4,090	4,090
1	Virginia Port Auth. Rev. TOB VRDO	2.520%	5/7/08	(4)	3,100	3,100
	Virginia Public School Auth. Rev.	5.250%	8/1/08		5,585	5,626
1	Virginia Public School Auth. Rev. TOB VRDO	2.430%	5/7/08		7,760	7,760
1	Virginia Public School Auth. Rev. TOB VRDO	2.510%	5/7/08	(4)	10,025	10,025
						335,766
Washington (3.0%)
1	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	2.680%	5/7/08	(2)	6,545	6,545
1	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	2.910%	5/7/08	(2)	7,320	7,320
	Chelan County WA Public Util. Dist. VRDO	2.980%	5/7/08		77,880	77,880
1	Energy Northwest Washington Electric Refunding Rev. TOB VRDO	2.450%	5/7/08	(1)	6,380	6,380
1	Energy Northwest Washington Electric Refunding Rev. TOB VRDO	2.820%	5/7/08		9,000	9,000
	Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	3.100%	5/7/08		6,400	6,400
1	Grant County WA Public Util. Dist. No. 002 TOB VRDO	2.490%	5/7/08	(4)	3,740	3,740
1	King County WA GO TOB VRDO	2.480%	5/7/08	(4)	5,245	5,245
1	King County WA Sewer Rev. TOB VRDO	2.460%	5/7/08	(4)	7,645	7,645
1	King County WA Sewer Rev. TOB VRDO	2.470%	5/7/08	(4)	10,005	10,005
1	King County WA Sewer Rev. TOB VRDO	2.480%	5/7/08	(3)(4)	5,515	5,515

19

Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	King County WA Sewer Rev. TOB VRDO	2.710%	5/7/08	(1)	10,890	10,890
1	Pierce County WA School Dist. TOB VRDO	2.450%	5/7/08	(4)	6,155	6,155
1	Pierce County WA School Dist. TOB VRDO	2.510%	5/7/08	(4)	8,270	8,270
1	Port of Seattle WA Passenger Fac. Charge Rev. TOB VRDO	2.710%	5/7/08	(1)	3,500	3,500
	Port of Seattle WA Rev. CP	2.450%	5/6/08	LOC	26,935	26,935
1	Port of Seattle WA Rev. TOB VRDO	2.480%	5/7/08	(1)	10,000	10,000
1	Port of Seattle WA Rev. TOB VRDO	2.540%	5/7/08	(1)	8,300	8,300
1	Port of Seattle WA Rev. TOB VRDO	2.540%	5/7/08	(1)	5,230	5,230
1	Port of Seattle WA Rev. TOB VRDO	2.580%	5/7/08	(2)(4)	12,100	12,100
1	Port of Seattle WA Rev. TOB VRDO	2.780%	5/7/08	(2)	7,430	7,430
1	Port of Seattle WA Rev. TOB VRDO	3.020%	5/7/08	(1)	7,440	7,440
1	Port of Tacoma WA Rev. TOB VRDO	2.610%	5/7/08	(2)	1,340	1,340
1	Seattle WA Muni. Light & Power Rev. TOB VRDO	2.480%	5/7/08	(4)	6,235	6,235
1	Seattle WA Refunding & Improvement GO TOB VRDO	2.510%	5/7/08		5,910	5,910
1	Seattle WA Water System Rev. TOB PUT	3.820%	6/19/08	LOC	12,945	12,945
1	Snohomish County WA Public Util. Dist. TOB VRDO	2.480%	5/7/08	(4)	6,040	6,040
1	Snohomish County WA Public Util. Dist. TOB VRDO	2.480%	5/7/08	(4)	5,300	5,300
1	Snohomish County WA TOB VRDO	3.000%	5/7/08	(1)	15,155	15,155
	Tacoma WA Housing Auth. Rev. (Sunset Apartment Projects) VRDO	2.560%	5/7/08		12,250	12,250
1	Thurston County WA School District GO TOB VRDO	2.580%	5/7/08	(1)	4,675	4,675
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	9/1/08		4,955	5,000
	Washington GO	4.000%	7/1/08		5,180	5,191
	Washington GO	5.500%	9/1/08	(4)	8,000	8,099
	Washington GO	5.750%	9/1/08		4,000	4,030
	Washington GO	6.250%	9/1/08		3,725	3,762
1	Washington GO TOB PUT	3.800%	7/10/08	LOC	8,660	8,660
1	Washington GO TOB VRDO	2.430%	5/7/08		12,000	12,000
1	Washington GO TOB VRDO	2.430%	5/7/08		15,670	15,670
1	Washington GO TOB VRDO	2.430%	5/7/08		3,430	3,430
1	Washington GO TOB VRDO	2.430%	5/7/08		2,260	2,260
1	Washington GO TOB VRDO	2.450%	5/7/08		3,100	3,100
1	Washington GO TOB VRDO	2.470%	5/7/08	(4)	11,085	11,085
1	Washington GO TOB VRDO	2.480%	5/7/08	(1)	10,260	10,260
1	Washington GO TOB VRDO	2.480%	5/7/08	(4)	5,070	5,070
1	Washington GO TOB VRDO	2.480%	5/7/08	(4)	7,325	7,325
1	Washington GO TOB VRDO	2.480%	5/7/08	(4)	6,790	6,790
1	Washington GO TOB VRDO	2.480%	5/7/08	(4)	7,750	7,750
1	Washington GO TOB VRDO	2.490%	5/7/08	(4)	4,695	4,695
1	Washington GO TOB VRDO	2.510%	5/7/08	(4)	6,250	6,250
1	Washington GO TOB VRDO	2.510%	5/7/08	(4)	7,170	7,170
1	Washington GO TOB VRDO	2.510%	5/7/08	(4)	13,855	13,855
1	Washington GO TOB VRDO	2.510%	5/7/08	(1)	4,300	4,300
1	Washington GO TOB VRDO	2.510%	5/7/08		4,415	4,415
1	Washington GO TOB VRDO	2.510%	5/7/08	(4)	1,000	1,000
1	Washington GO TOB VRDO	2.510%	5/7/08		6,820	6,820
1	Washington GO TOB VRDO	2.510%	5/7/08	(4)	7,995	7,995
1	Washington GO TOB VRDO	2.680%	5/7/08	(2)	5,095	5,095
1	Washington GO TOB VRDO	2.720%	5/7/08	(2)	21,685	21,685
1	Washington GO TOB VRDO	2.720%	5/7/08		10,545	10,545
1	Washington GO TOB VRDO	2.820%	5/7/08		5,450	5,450
1	Washington GO TOB VRDO	2.910%	5/7/08	(2)	19,095	19,095
1	Washington GO TOB VRDO	2.970%	5/7/08	(1)	11,825	11,825
	Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	2.600%	5/7/08		40,330	40,330
1	Washington Health Care Fac. Auth. (Group Health Cooperative of Puget Sound) TOB VRDO	3.650%	5/7/08	(1)	44,150	44,150
	Washington Housing Finance Comm. Multi Family Housing Rev. (Vintage Silverdale) VRDO	2.500%	5/7/08		15,570	15,570
1	Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	3.350%	5/7/08		2,955	2,955

1	Washington State GO TOB VRDO	2.430%	5/7/08		7,710	7,710
1	Washington State GO TOB VRDO	2.480%	5/7/08		5,330	5,330
						687,497
West Virginia (0.1%)
1	West Virginia Housing Dev. TOB VRDO	2.520%	5/7/08		11,640	11,640
1	West Virginia Housing Dev. TOB VRDO	3.100%	5/7/08		2,825	2,825
1	West Virginia Univ. Rev. TOB VRDO	2.480%	5/7/08	(4)(3)	11,605	11,605
						26,070
Wisconsin (1.9%)
	Milwaukee WI GO	5.000%	8/1/08		2,525	2,539
	New Richmond WI School Dist. BAN	4.125%	6/6/08		1,160	1,160
1	Wisconsin GO TOB VRDO	2.440%	5/7/08	(1)	8,500	8,500
1	Wisconsin GO TOB VRDO	2.450%	5/7/08	(4)	11,170	11,170
1	Wisconsin GO TOB VRDO	2.450%	5/7/08	(1)(Prere.)	25,635	25,635
1	Wisconsin GO TOB VRDO	2.480%	5/7/08	(1)	5,280	5,280
1	Wisconsin GO TOB VRDO	2.480%	5/7/08	(1)	6,655	6,655

20

				Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Wisconsin Health & Educ. Fac. Auth. Rev. (St. Norbert College Inc.) VRDO	2.680%	5/7/08	LOC	7,250	7,250
1	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	2.520%	5/7/08		6,540	6,540
1	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	2.520%	5/7/08		1,500	1,500
1	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	2.610%	5/7/08		5,865	5,865
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.650%	5/7/08		1,655	1,655
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.650%	5/7/08	(4)	5,685	5,685
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.650%	5/7/08		96,955	96,955
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.700%	5/7/08		27,980	27,980
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.800%	5/7/08		2,795	2,795
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.800%	5/7/08		23,700	23,700
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.800%	5/7/08		55,645	55,645
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.800%	5/7/08		46,675	46,675
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.800%	5/7/08		11,000	11,000
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.800%	5/7/08		15,675	15,675
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.800%	5/7/08	(4)	8,515	8,515
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	2.650%	5/7/08		10,180	10,180
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	2.650%	5/7/08		5,175	5,175
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	2.650%	5/7/08		10,950	10,950
1	Wisconsin Public Power Inc. Rev. (Power Supply System) TOB VRDO	2.490%	5/7/08	LOC	10,250	10,250
1	Wisconsin State GO TOB VRDO	3.450%	5/7/08	(1)	1,760	1,760
	Wisconsin Transp. Rev.	5.000%	7/1/08		4,530	4,539
	Wisconsin Transp. Rev.	5.000%	7/1/08		12,385	12,410
1	Wisconsin Transp. Rev. TOB VRDO	2.510%	5/7/08		9,775	9,775
						443,413
Wyoming (0.1%)
1	Wyoming Community Dev. Auth. Housing Rev. TOB VRDO	2.520%	5/7/08		3,580	3,580
1	Wyoming Community Dev. Auth. Housing Rev. TOB VRDO	2.520%	5/7/08		5,015	5,015
	Wyoming Community Dev. Auth. Housing Rev. VRDO	2.800%	5/7/08		7,000	7,000
						15,595
Total Municipal Bonds (Cost $21,498,325)						21,498,325

					Shares
Temporary Cash Investment (4.1%)
2	Vanguard Municipal Cash Management Fund (Cost $942,341)	2.397%			942,340,902	942,341
Total Investments (98.2%) (Cost $22,440,666)						22,440,666
Other Assets and Liabilities (1.8%)
Other Assets—Note B						700,190
Liabilities						(300,257)

399,933
Net Assets (100%)
Applicable to 22,839,829,175 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	22,840,599
Net Asset Value Per Share	$1.00

At April 30, 2008, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	22,839,967	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	632	—
Unrealized Appreciation	—	—
Net Assets	22,840,599	$1.00

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of these securities was $7,495,145,000, representing 32.8% of net assets.

2

Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

21

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Municipal Bonds (97.8%)
Alabama (1.2%)
	Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/09 (3)(Prere.)	29,405	30,341
	Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/09 (3)(Prere.)	5,785	5,969
	Jefferson County AL Sewer Rev. (Capital Improvement)	5.375%	2/1/09 (3)(Prere.)	5,270	5,447
	Univ. of Alabama General Rev. VRDO	3.500%	5/7/08 (1)	11,470	11,470
					53,227
Alaska (0.1%)
	Anchorage AK GO	5.125%	12/1/09 (3)	2,000	2,088

Arizona (1.8%)
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/09	4,690	4,775
	Arizona Transp. Board Highway Rev.	5.000%	7/1/09	4,000	4,132
1	Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	2.510%	5/7/08 LOC	25,000	25,000
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/08 (2)	5,500	5,529
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/09 (2)	5,500	5,677
	Phoenix AZ Civic Improvement Corp. Wastewater System Rev. VRDO	4.000%	5/7/08 (1)	22,615	22,615
	Phoenix AZ GO	7.500%	7/1/08	11,510	11,620
					79,348
Arkansas (0.1%)
	Fort Smith AR Sales & Use Tax Rev.	5.000%	9/1/10 (3)	3,000	3,137

California (5.3%)
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	6.500%	5/7/08 (2)	65,735	65,735
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	6.500%	5/7/08 (2)	21,000	21,000
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	6.500%	5/7/08 (2)	10,300	10,300
	California GO	5.000%	3/1/09	22,400	22,976
2	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	8/15/09	3,000	3,089
2	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	8/15/10	3,000	3,140
2	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	8/15/11	5,000	5,276
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/08	1,065	1,078
	California State Econ. Recovery Bonds PUT	5.000%	3/1/10	16,000	16,629
	California State Econ. Recovery Bonds PUT	5.000%	7/1/10	16,000	16,742
	California State Econ. Recovery Bonds PUT	5.000%	7/1/11	8,000	8,388
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/10	5,000	5,063
	Foothill/Eastern Corridor Agency California Toll Road Rev.	7.150%	1/1/10 (Prere.)	5,000	5,467
	Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	10,000	10,936
	Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	5,000	5,497
	Kings River Conservation Dist. California COP	4.000%	5/1/08	2,020	2,020
	Northern California Power Agency (Geothermal Project)	5.000%	7/1/09 (ETM)	15,000	15,224
	Northern California Power Agency (Hydroelectric Project) VRDO	3.100%	5/7/08 (1)	15,875	15,875
					234,435
Colorado (0.9%)
2	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	3.950%	11/10/10	15,000	14,995
	Colorado State Education Loan Program TRAN	3.250%	8/5/08	15,000	15,030

	1	Douglas County NE School Dist. GO TOB VRDO	2.580%	5/7/08 (1)	5,655	5,655
		Platte River Power Auth. Colorado Power Rev.	5.000%	6/1/10	2,500	2,625
						38,305
	Connecticut (0.3%)
		Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	6.000%	10/1/09 (1)	11,940	12,562

	District of Columbia (1.0%)
		District of Columbia GO	5.500%	6/1/08 (2)	10,000	10,028
		District of Columbia GO	5.000%	6/1/09 (2)	4,630	4,753
		District of Columbia GO	5.000%	1/1/10 (3)	4,000	4,120
		District of Columbia GO	5.500%	6/1/10 (4)	10,000	10,613
	1	District of Columbia GO TOB VRDO	2.460%	5/7/08 LOC	4,600	4,600
	1	District of Columbia GO TOB VRDO	2.480%	5/7/08 (4)	5,180	5,180
		Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/08 (1)	4,180	4,199
						43,493
	Florida (8.6%)
		Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.500%	12/1/08	9,000	9,176
	1	Broward County FL School Board COP TOB VRDO	2.530%	5/7/08 (12)	9,100	9,100
		Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/09 (1)	30,605	31,133
		Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/10 (1)	28,405	29,291
		Collier County FL Water & Sewer Dist. Rev.	5.000%	7/1/10 (4)	2,920	3,074
		Dade County FL School Dist. GO	5.000%	8/1/09 (1)	8,595	8,867
		Florida Board of Educ. Public Educ.	5.000%	6/1/09	3,945	4,068
		Florida Board of Educ. Public Educ.	5.000%	6/1/10	16,120	16,947
		Florida Board of Educ. Public Educ.	5.250%	6/1/10	4,925	5,203
		Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/08	4,000	4,011

22

			Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/09	2,855	2,944
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/09 (2)	6,890	7,090
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/09 (1)	5,000	5,144
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/08	17,945	18,030
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/09	44,700	45,931
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/10	24,550	25,641
	Florida Rural Util. Financing Comm. Rev.	3.250%	2/1/11	5,000	5,009
	Florida Turnpike Auth. Rev.	5.000%	7/1/10 (1)	9,830	10,352
	Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/09	13,000	13,186
	Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/10	5,380	5,659
	Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/11	12,000	12,753
	Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/12	12,000	12,841
	Lakeland FL Energy Systems Rev.	5.500%	10/1/10 (1)(Prere.)	4,300	4,602
	Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.125%	8/1/11 (1)	5,000	4,976
1	Miami-Dade County FL Special Obligation TOB VRDO	3.330%	5/7/08 (1)	11,025	11,025
	Ocala FL Water & Sewer Rev.	5.750%	10/1/11 (3)(Prere.)	13,605	15,057
1	Orange County FL School Board COP TOB VRDO	2.490%	5/7/08 LOC	9,275	9,275
	Orlando & Orange County FL Expressway Auth.	5.000%	7/1/08 (2)	11,745	11,800
	Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09	21,000	21,727
	Orlando FL Waste Water System Rev.	5.000%	10/1/10 (2)	2,805	2,966
	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/11	4,000	4,220
	Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.300%	10/1/08 LOC	2,500	2,511
	Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.400%	10/1/09 LOC	4,600	4,677
					378,286
Georgia (4.4%)
1	Atlanta GA Water & Wastewater Rev. TOB VRDO	2.630%	5/7/08 (4)	12,655	12,655
1	Augusta GA Water & Sewer Rev. TOB VRDO	2.500%	5/7/08 (4)	1,315	1,315
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08	9,300	9,329
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	7/14/09	10,000	10,033
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	9,880	9,811
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	5,000	4,965
	Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11 (1)	7,500	7,579
	Carroll County GA School Dist. Sales Tax GO	5.000%	4/1/10	2,000	2,099
	Coffee County GA School Dist. GO	6.000%	8/1/08	1,890	1,910
	Coffee County GA School Dist. GO	6.000%	8/1/09	3,060	3,202
	Georgia GO	5.000%	8/1/09	15,995	16,566
	Georgia GO	5.000%	12/1/09	9,445	9,859
	Georgia GO	5.000%	10/1/10	7,620	8,085
	Georgia GO	5.000%	12/1/10	9,985	10,631
1	Georgia GO TOB VRDO	2.460%	5/7/08	10,020	10,020
1	Georgia GO TOB VRDO	2.460%	5/7/08	13,115	13,115
	Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/09	12,270	12,652
	Henry County GA School Dist. GO	5.000%	4/1/09	15,350	15,793
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10	12,000	12,193
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10	9,000	9,077
	Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.000%	1/1/09 (2)	12,500	12,693
					193,582

Hawaii (1.4%)
	Honolulu HI City & County GO	5.000%	7/1/08 (1)	12,740	12,809
	Honolulu HI City & County GO	8.000%	10/1/09	26,940	29,048
	Honolulu HI City & County GO	5.000%	7/1/10 (1)	4,515	4,757
	Honolulu HI City & County GO	5.000%	7/1/10 (1)	3,980	4,193
	Honolulu HI City & County GO	5.000%	7/1/10 (3)	4,065	4,280
1	Honolulu HI City & County TOB VRDO	2.510%	5/7/08 (1)	3,520	3,520
					58,607
Illinois (3.7%)
	Chicago IL Board of Educ. (Westinghouse High School Project)	5.000%	12/1/10 (1)(ETM)	2,775	2,945
	Chicago IL Board of Educ. Lease Rev.	6.250%	1/1/11 (1)	3,000	3,261
	Chicago IL GO	5.125%	1/1/09 (3)(Prere.)	14,030	14,448
1	Chicago IL GO TOB VRDO	2.510%	5/7/08 (1)	2,085	2,085
	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/08 (ETM)	2,500	2,512
	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/08 (4)	5,355	5,383
	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09 (4)	2,670	2,755
	Chicago IL Metro. Water Reclamation Dist. GO	5.250%	12/1/10 (ETM)	10,000	10,675
	Chicago IL Park Dist. GO	5.000%	1/1/10 (3)	8,145	8,485
	Chicago IL Transit Auth. Rev.	5.250%	6/1/09 (2)	1,000	1,029
1	Chicago IL Water Rev. TOB VRDO	2.480%	5/7/08 (4)	10,000	10,000
1	Cook County IL GO TOB VRDO	2.680%	5/7/08 (2)	7,520	7,520
	Du Page & Cook Counties IL Community Consolidated School Dist. GO	5.250%	12/1/12 (3)(Prere.)	3,750	4,119
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	4.050%	7/1/09	7,060	7,200
	Illinois Finance Auth. Rev. (Loyola Academy) PUT	3.875%	10/1/08 LOC	5,000	5,022
	Illinois GO	5.750%	1/1/09 (3)	3,000	3,077

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Illinois GO	4.250%	6/1/09	3,400	3,479
	Illinois GO	5.000%	6/1/09	8,955	9,234
	Illinois GO	5.250%	8/1/09 (1)	2,135	2,215
	Illinois GO	5.500%	8/1/09	8,610	8,953
	Illinois GO	5.000%	10/1/09	14,800	15,359
	Illinois GO	5.000%	1/1/10	6,000	6,252
1	Illinois GO TOB VRDO	2.680%	5/7/08 (2)	3,135	3,135
1	Illinois State Tollway Highway Auth. Toll Highway Rev. TOB VRDO	2.480%	5/7/08 (4)	5,065	5,065
1	Kendall Kane & Will Counties IL Community Unit School Dist. TOB VRDO	2.450%	5/7/08 (12)	8,400	8,400
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08 (3)(ETM)	7,280	7,262
	Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/08 (2)	2,395	2,413
					162,283
Indiana (2.3%)
	Indiana Bond Bank Rev. Revolving Funding Program	5.600%	8/1/10 (Prere.)	3,100	3,342
	Indiana Finance Auth. Rev.	5.000%	11/1/12	12,130	12,826
2	Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09	4,000	3,991
	Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	12/15/09	5,000	4,985
	Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	12/15/09	10,000	9,971
	Indiana Finance Auth. Rev. VRDO	2.850%	5/7/08	10,800	10,800
	Indiana Finance Auth. Rev. VRDO	2.850%	5/7/08	10,000	10,000
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	4/1/10	17,565	18,195
	Indiana Office Building Comm. Rev. (Capitol Complex)	5.000%	7/1/10 (4)	6,535	6,882
	Indiana Univ. Rev. (Student Fee)	5.000%	8/1/08	8,260	8,324
	Indiana Univ. Rev. (Student Fee)	5.000%	8/1/09	9,270	9,576
1	West Clark 2000 School Building Corp. TOB VRDO	2.510%	5/7/08	3,815	3,815
					102,707
Kansas (0.0%)
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/09	750	770

Kentucky (1.0%)
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	7/15/09 (2)	4,500	4,631
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/09 (1)	14,455	14,982
	Kentucky Property & Building Comm. Rev.	5.000%	3/1/09 (3)	2,000	2,042
	Kentucky Property & Building Comm. Rev.	5.000%	3/1/10 (3)	2,190	2,271
	Kentucky Property & Building Comm. Rev.	5.125%	9/1/10 (Prere.)	5,955	6,312
	Kentucky Rural Water Finance Corp. Rev. (Public Project Construction Notes) PUT	2.625%	10/1/08	11,000	10,986
					41,224
Louisiana (1.0%)
	Louisiana GO	5.000%	5/1/08 (4)	10,000	10,001
	Louisiana GO	5.250%	5/1/08 (3)	7,405	7,406
	Louisiana GO	4.000%	7/15/08 (11)	1,485	1,490
	Louisiana GO	5.000%	5/1/09 (4)	14,015	14,439
	Louisiana GO	5.000%	7/15/10 (11)	2,000	2,086
	Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09	10,000	10,333
					45,755
Maryland (0.4%)
	Maryland GO	5.000%	3/15/10	18,520	19,435

Massachusetts (3.6%)
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.720%	5/7/08	3,800	3,800
1	Massachusetts College Building Auth. Rev. TOB VRDO	3.570%	5/7/08 (2)(Prere.)	13,095	13,095
	Massachusetts GAN	5.250%	6/15/09	10,000	10,280
	Massachusetts GAN	5.750%	6/15/09	10,900	11,350
	Massachusetts GO	5.250%	1/1/09	10,000	10,234
	Massachusetts GO	5.500%	2/1/09 (1)	8,785	9,027
	Massachusetts GO	5.000%	11/1/09	10,000	10,415
	Massachusetts GO	5.875%	2/1/10 (Prere.)	16,585	17,736

	Massachusetts GO	5.875%	2/1/10 (Prere.)	7,600	8,127
3	Massachusetts GO	5.750%	6/1/10 (Prere.)	35,045	37,412
	Massachusetts GO	5.250%	8/1/10	2,000	2,123
1	Massachusetts GO TOB VRDO	2.510%	5/7/08 (2)	3,950	3,950
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/09	11,500	11,910
	Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev.	5.750%	6/15/11 (1)	3,415	3,607
	Springfield MA GO	5.000%	8/1/09 (1)	5,660	5,833
					158,899
Michigan (3.4%)
	Detroit MI Capital Improvement GO	5.000%	4/1/09 (4)	6,135	6,314
	Detroit MI Sewer System Rev.	6.000%	7/1/09 (1)	5,000	5,198
	Detroit MI Sewer System Rev.	5.000%	7/1/10 (4)	5,690	5,975
	Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/08 (2)	5,000	5,124
	Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (1)	6,250	6,575

			Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Michigan Building Auth. Rev.	5.000%	10/15/08 (4)	16,000	16,230
	Michigan Building Auth. Rev.	5.000%	10/15/09 (4)	5,000	5,193
	Michigan Building Auth. Rev.	5.000%	10/15/10 (4)	12,325	13,045
	Michigan Building Auth. Rev.	5.250%	10/15/10	5,360	5,562
	Michigan Comprehensive Transp. Rev.	5.500%	5/15/10 (4)	2,070	2,197
	Michigan GO	5.000%	5/1/11	5,000	5,311
1	Michigan Hosp. Finance Auth. Rev. (Ascension Health) TOB VRDO	2.970%	5/7/08 (1)(Prere.)	26,000	26,000
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11	3,000	3,079
	Michigan Strategic Fund (Detroit Edison)	7.000%	7/15/08 (1)	18,375	18,551
1	Michigan Trunk Line Rev. TOB PUT	2.460%	5/8/08 (4)	24,125	24,125
					148,479
Minnesota (0.4%)
	Minnesota GO	5.000%	11/1/10	10,000	10,629
	Southern Minnesota Muni. Power Agency Power Supply System Rev.	5.000%	1/1/09 (2)	5,000	5,088
					15,717
Mississippi (0.9%)
	Jackson State Univ. Educ. Building Corp. PUT	5.000%	3/1/11	5,000	5,075
	Mississippi Dev. Bank Special Obligation Rev. VRDO	2.450%	5/7/08 LOC	18,000	18,000
	Mississippi GO	5.000%	10/1/09	5,770	5,989
	Mississippi GO	6.000%	11/1/09 (Prere.)	10,800	11,392
					40,456
Missouri (0.7%)
	Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/09 LOC	5,000	5,042
	Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09	10,000	10,068
	Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09	5,000	4,989
	Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/09	9,165	9,445
					29,544
Nebraska (0.2%)
	Central Plains Energy Project Nebraska Gas Project No. 1	5.000%	12/1/08	5,000	5,028
	Nebraska Public Power Dist. Rev.	5.250%	1/1/09 (1)	4,130	4,182
					9,210
Nevada (2.7%)
	Clark County NV Bond Bank GO	5.000%	11/1/09 (2)	6,010	6,250
	Clark County NV GO	5.500%	7/1/10 (1)(Prere.)	23,000	24,488
	Clark County NV School Dist. GO	5.250%	6/15/09 (4)(Prere.)	5,000	5,172
	Clark County NV School Dist. GO	5.250%	6/15/09 (1)	16,920	17,511
	Clark County NV School Dist. GO	5.000%	6/15/10 (1)	10,730	11,294
	Clark County NV School Dist. GO	5.250%	6/15/10 (4)	13,675	14,465
	Clark County NV School Dist. GO	5.250%	6/15/10 (4)	10,495	10,808
	Clark County NV School Dist. GO	5.500%	12/15/11 (4)(Prere.)	6,000	6,562
	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/10	6,120	6,392
	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/11	2,925	3,101
	Nevada GO	6.000%	5/15/09	6,500	6,762
	Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/09 (1)	5,000	5,212
					118,017
New Hampshire (0.1%)
	New Hampshire State Turnpike System Rev.	5.000%	5/1/08 (2)	4,445	4,445

New Jersey (2.4%)
	Cape May County NJ Muni. Util. Auth. Rev.	6.000%	1/1/10 (4)	6,495	6,878
	Garden State Preservation Trust New Jersey	5.250%	11/1/09 (4)	4,500	4,700
	New Jersey Building Auth. Rev.	5.000%	6/15/09	5,150	5,306

	New Jersey Building Auth. Rev.	5.000%	6/15/10	7,505	7,871
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/12	7,570	8,002
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/08	3,000	3,001
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09 (4)	1,190	1,215
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09 (4)	11,455	11,711
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09 (4)	3,300	3,368
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	3/1/10 (4)	6,225	6,377
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10	1,000	1,045
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10 (4)	2,000	2,059
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10 (4)	7,015	7,243
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11	5,055	5,299
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) ARS	4.170%	5/2/08 (4)	8,000	8,000
	New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/09	5,610	5,809
	New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/10	10,000	10,551
2	New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/09	6,040	6,178
	New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	2,025	2,251
					106,864

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
New Mexico (1.2%)
	Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10 (3)	14,335	14,386
	Hurley NM PCR (Kennecott Santa Fe Corp. Project British Petroleum) VRDO	2.600%	5/1/08	5,300	5,300
1	New Mexico Finance Auth. Rev. TOB VRDO	2.520%	5/7/08 (1)	9,165	9,165
	New Mexico Highway Comm. Tax Rev.	5.500%	6/15/08 (ETM)	415	417
	New Mexico Highway Comm. Tax Rev.	5.500%	6/15/08	2,335	2,345
	New Mexico Severance Tax Rev.	5.000%	7/1/09	1,000	1,032
	New Mexico Severance Tax Rev.	5.000%	7/1/09	15,755	16,267
	New Mexico Severance Tax Rev.	5.000%	7/1/09 (2)	2,000	2,064
	New Mexico Severance Tax Rev.	5.000%	7/1/10	1,000	1,053
					52,029
New York (7.8%)
1	Hudson Yards Infrastructure Corp. New York Rev. TOB VRDO	3.180%	5/7/08 (1)	14,995	14,995
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/08	7,775	7,901
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/09	2,755	2,848
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/09 (ETM)	22,260	23,246
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/10	2,000	2,102
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/10	12,730	13,458
	Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/12	20,000	21,030
1	Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	2.540%	5/7/08	11,425	11,425
	New York City NY GO	5.000%	6/1/08	13,375	13,409
	New York City NY GO	5.000%	8/1/08	20,000	20,149
	New York City NY GO	5.000%	8/1/08	5,000	5,037
	New York City NY GO	4.000%	8/1/09	20,765	21,165
	New York City NY GO	5.000%	8/1/09	6,895	7,112
	New York City NY GO	5.000%	8/1/09	30	31
	New York City NY GO	5.000%	8/1/09 (ETM)	3,900	4,035
	New York City NY GO	5.500%	8/1/09	18,310	18,997
	New York City NY GO	5.500%	8/1/09 (ETM)	3,070	3,195
	New York City NY GO	5.000%	8/1/10	3,000	3,145
	New York City NY GO	5.250%	11/1/10 (2)	7,715	8,221
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/09 (3)	2,000	2,056
	New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26	4,950	5,286
	New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/29	4,000	4,185
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/09 (ETM)	5,000	5,201
	New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/09 (1)	10,000	10,325
	New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (1)	6,200	6,614
	New York State Urban Dev. Corp. Rev. (Correctional Fac.) PUT	5.250%	1/1/09	21,105	21,514
	New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/10	2,800	2,917
	Tobacco Settlement Asset Securitization Corp. Inc. New York	6.375%	7/15/09 (Prere.)	15,000	15,887
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/08	6,970	6,983
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/08	12,075	12,097
	Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/09	16,270	16,425
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10	25,000	25,820
	Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) PUT	5.000%	9/1/10	5,000	5,104
					341,915
North Carolina (1.8%)
	Charlotte NC (Equipment Acquisition) COP	5.000%	3/1/09	3,700	3,793
	North Carolina GO	4.600%	4/1/09 (Prere.)	9,000	9,379
	North Carolina GO	5.000%	4/1/10	4,000	4,201
	North Carolina Medical Care Comm. Health Systems Rev. (Catholic health East) VRDO	2.450%	5/7/08 LOC	10,000	10,000
	North Carolina Muni. Power Agency Rev.	0.000%	1/1/09 (1)	5,525	5,442

1	North Carolina Muni. Power Agency Rev. TOB VRDO	3.430%	5/7/08 (2)	13,165	13,165
	Wake County NC Public Improvement GO	5.000%	3/1/09	10,000	10,269
	Wake County NC Public Improvement GO	5.000%	3/1/10	21,800	22,853
					79,102
Ohio (2.9%)
	American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/09	8,000	8,060
	American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/10	3,000	3,032
	Columbus OH GO	5.000%	6/15/09	3,000	3,099
	Columbus OH GO	5.000%	9/1/11	5,605	6,013
	Columbus OH GO	5.000%	9/1/11	5,440	5,836
	Kent State Univ. Ohio Univ. Rev. VRDO	3.350%	5/7/08 (1)	22,300	22,300
	Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/08 (1)	4,580	4,641
	Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/09 (1)	11,580	12,024
	Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/09 (1)	11,680	12,128
	Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/08 (1)	1,110	1,125
	Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	4/1/09	2,500	2,572
	Ohio Higher Educ. Capital Fac. Rev.	5.000%	6/1/09	5,000	5,159
	Ohio Higher Educ. Capital Fac. Rev.	5.000%	12/1/09	10,000	10,423
	Ohio Highway Capital Improvements Rev.	5.000%	5/1/08	4,000	4,000
	Ohio Infrastructure Improvement GO	5.000%	8/1/09	4,400	4,553

			Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Ohio Refunding & Improvement Infrastructure	5.000%	8/1/10	7,270	7,675
	Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/08 (1)	1,345	1,359
	Ohio State Univ. General Receipts Rev.	5.000%	6/1/08	6,595	6,613
	Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	3.250%	5/7/08 (1)	5,690	5,690
					126,302
Oklahoma (0.7%)
	Oklahoma Dev. Finance Auth. Rev. (Samuel Roberts Noble Foundation)	5.000%	5/1/10	5,000	5,250
	Oklahoma Muni Power Auth. Power Supply System Rev. PUT	3.875%	7/1/12 (4)	5,000	4,959
	Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/08 (4)	4,700	4,706
	Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/09 (4)	4,620	4,764
	Tulsa County OK Public Fac. Auth. Rev.	5.000%	6/1/09 (2)	11,725	12,090
					31,769
Oregon (0.6%)
	Oregon State Dept. Administrative Services	5.000%	9/1/09 (4)	13,195	13,680
	Oregon State Dept. Administrative Services	5.000%	9/1/10 (4)	5,000	5,289
	Portland OR Sewer System Rev.	5.000%	6/1/08	6,750	6,769
					25,738
Pennsylvania (6.1%)
	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/09	6,715	6,899
	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/10	14,400	15,011
	Allegheny County PA Port Auth. Rev.	6.000%	3/1/09 (1)(Prere.)	4,310	4,490
	Allegheny County PA Port Auth. Rev.	6.000%	3/1/09 (1)(Prere.)	2,565	2,672
	Allegheny County PA Port Auth. Rev.	6.250%	3/1/09 (1)(Prere.)	3,740	3,904
	Allegheny County PA TRAN	4.000%	12/31/08	20,000	20,250
	Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	10,000	10,033
	Erie PA School Dist. GO	5.800%	9/1/10 (2)(Prere.)	4,500	4,838
	Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,370	4,697
	Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,605	4,950
	Pennsylvania GO	5.000%	8/1/09	20,000	20,695
	Pennsylvania GO	5.000%	8/1/09	17,820	18,439
	Pennsylvania GO	5.000%	9/1/09	8,235	8,537
	Pennsylvania GO	5.250%	10/15/10 (Prere.)	8,850	9,488
	Pennsylvania GO	5.250%	10/15/10 (Prere.)	5,000	5,360
	Pennsylvania GO	5.250%	10/15/10 (Prere.)	11,300	12,114
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania)	5.500%	7/15/08 (Prere.)	2,000	2,014
	Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.000%	6/15/09 (3)	6,150	6,308
	Pennsylvania Turnpike Comm. BAN	4.000%	10/15/09 (2)	58,000	58,422
	Philadelphia PA GO	5.000%	8/1/09 (11)	4,775	4,882
	Philadelphia PA School Dist. GO	5.250%	4/1/09 (1)(Prere.)	3,000	3,085
1	Philadelphia PA School Dist. TOB VRDO	2.450%	5/7/08 (4)	7,670	7,670
	Pittsburgh PA GO	5.000%	9/1/08 (1)(ETM)	11,615	11,728
	Pittsburgh PA GO	5.000%	9/1/08 (1)	2,810	2,835
	Pittsburgh PA GO	5.750%	9/1/09 (3)(Prere.)	4,505	4,713
	Pittsburgh PA GO	6.000%	9/1/09 (3)(Prere.)	4,450	4,670
	Pittsburgh PA School Dist. GO	5.500%	9/1/09 (4)(Prere.)	2,985	3,114
	Pittsburgh PA School Dist. GO	5.500%	9/1/09 (4)(Prere.)	2,680	2,795
	Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08 (2)	4,500	4,543
					269,156
Puerto Rico (0.0%)
	Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/09	9,500	9,705
	Puerto Rico Muni. Finance Agency	5.000%	8/1/09	5,000	5,085
					14,790
South Carolina (0.4%)
	South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	10,790	11,421
	South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11 (2)(Prere.)	7,000	7,536

					18,957
Tennessee (3.3%)
1	Hamilton County TN TOB VRDO	2.820%	5/7/08	6,650	6,650
	Knox County TN GO	5.000%	4/1/09	3,275	3,372
	Knoxville TN Health, Educ. & Housing Board Rev. (Covenant Health) ARS	4.490%	5/7/08 (12)	20,000	20,000
1	Metro. Govt. of Nashville & Davidson County TN Electric Rev. TOB VRDO	2.460%	5/7/08	22,690	22,690
	Metro. Govt. of Nashville & Davidson County TN GO	5.000%	8/1/10	5,165	5,455
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/09 (1)	2,000	2,046
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10 (1)	35,675	37,053
	Sevier County TN Public Building Auth. (Public Projects Construction Notes) PUT	2.625%	10/1/08	4,000	3,995
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/10	5,000	5,053
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10	18,965	19,210
	Tennessee GO	5.250%	3/1/10 (Prere.)	6,500	6,833
	Tennessee Health, Educ. & Housing Fac. (Methodist Health System) PUT	5.000%	10/1/08	12,015	12,024
					144,381

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Texas (17.2%)
	Aledo TX Independent School Dist. PUT	3.750%	8/1/08	6,675	6,702
	Arlington TX Independent School Dist.	5.000%	2/15/10	10,105	10,571
	Austin TX Electric Util. System Rev.	5.000%	11/15/10 (2)	5,000	5,254
1	Austin TX Water & Wastewater System Rev. TOB VRDO	2.580%	5/7/08 (1)	9,060	9,060
	Bell County TX Health Facs. Dev. Corp. Rev. ARS	4.000%	5/7/08 (4)	925	925
	Comal TX Independent School Dist.	5.750%	8/1/09 (Prere.)	20,000	20,878
	Corpus Christi TX GO	5.000%	3/1/09 (4)	2,000	2,053
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	3.300%	8/15/08	10,000	10,035
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/09	5,000	5,158
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/09	27,810	28,688
	Dallas TX GO	5.000%	2/15/10	5,000	5,229
	Dallas TX GO	5.000%	2/15/10	8,965	9,375
	Denton TX Independent School Dist. GO	5.200%	8/15/08 (Prere.)	10,180	10,272
1	Denton TX Independent School Dist. TOB VRDO	2.490%	5/7/08	5,575	5,575
	El Paso TX Independent School Dist. GO	5.375%	8/15/08	5,000	5,052
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09	5,700	5,850
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09	15,200	15,600
1	Frisco TX TOB VRDO	2.480%	5/7/08 (4)	5,875	5,875
1	Frisco TX TOB VRDO	2.480%	5/7/08 (4)	5,250	5,250
	Grand Prairie TX Independent School Dist.	3.760%	8/1/08	545	547
1	Grapevine-Colleyville TX Independent School Dist. School Building TOB VRDO	2.480%	5/7/08	6,460	6,460
	Harris County TX GO	4.000%	10/1/08	745	752
	Harris County TX GO	4.500%	10/1/09	4,750	4,898
	Harris County TX Health Fac. Dev. Corp. Rev. (Christus Health) ARS	3.940%	5/7/08 (4)	28,900	28,900
	Harris County TX Toll Road Rev.	5.000%	8/15/08 (3)	9,355	9,441
	Harris County TX Toll Road Rev. PUT	5.000%	8/15/09 (3)	25,000	25,658
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.250%	9/1/08 (2)	7,460	7,535
	Houston TX Independent School Dist. GO	5.000%	2/15/09 (Prere.)	14,315	14,615
	Houston TX Independent School Dist. GO	5.000%	7/15/09 (4)	3,600	3,721
	Houston TX Independent School Dist. GO	5.000%	2/15/10	8,585	8,972
	Houston TX Util. System Rev.	5.250%	5/15/10 (1)	2,300	2,424
1	Houston TX Util. System Rev. TOB VRDO	2.480%	5/7/08 (4)	9,920	9,920
1	Houston TX Util. System Rev. TOB VRDO	3.180%	5/7/08 (1)	5,000	5,000
1	Houston TX Util. System Rev. TOB VRDO	3.180%	5/7/08 (1)	12,775	12,775
1	Houston TX Util. System Rev. TOB VRDO	3.180%	5/7/08 (1)	4,995	4,995
1	Houston TX Water & Sewer System Rev. TOB VRDO	2.460%	5/7/08	5,960	5,960
	Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/08	4,275	4,291
	Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/09	3,990	4,081
	Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/10	4,720	4,900
1	Longview TX Water & Sewer Rev. TOB VRDO	2.540%	5/7/08 (1)	9,190	9,190
	Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11	7,500	7,495
1	Matagorda County TX Navigation Dist. PCR (Central Power & Light) TOB PUT	4.750%	3/2/09 (2)	20,995	20,995
	Mesquite TX Independent School Dist. GO PUT	3.650%	12/1/08	16,810	16,962
	Montgomery County TX PUT	5.000%	9/1/08 (4)	3,000	3,027
	Montgomery County TX PUT	5.000%	9/1/10 (4)	2,500	2,629
	North Texas Tollway Auth. BAN	4.125%	11/19/08	41,990	42,023
	North Texas Tollway Auth. Rev.	5.000%	1/1/09	4,950	5,025
	North Texas Tollway Auth. Rev.	4.500%	1/1/10	2,500	2,554
	North Texas Tollway Auth. Rev.	5.000%	1/1/11	5,745	5,979
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/10	25,000	25,447
	Northside TX Independent School Dist. PUT	3.780%	6/1/09	10,000	10,151

	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/08	10,410	10,434
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/09	19,950	20,139
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/10	8,460	8,567
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/09	7,400	7,572
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	8,500	8,714
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/10	9,185	9,583
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/10	5,760	6,034
1	San Antonio TX Electric & Gas Rev. TOB VRDO	2.430%	5/7/08	5,050	5,050
	San Antonio TX Electric & Gas System PUT	3.625%	12/1/10	30,000	30,532
1	San Antonio TX Muni. Drain Util. System Rev. TOB VRDO	2.710%	5/7/08 (1)	5,145	5,145
	Spring TX Independent School Dist. Schoolhouse GO PUT	3.720%	8/15/08 (4)	10,000	9,994
	Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/09 (4)	2,885	2,961
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/08	2,865	2,869
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/08	1,655	1,657
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/09	5,065	5,221
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/09	2,000	2,062
	Texas A & M Univ. Rev. Financing System	5.250%	5/15/10	10,000	10,554
	Texas GO	6.000%	10/1/08 (1)	5,750	5,850
	Texas GO Public Finance Auth.	5.000%	10/1/09	4,000	4,152
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.206%	12/15/09	10,000	9,526
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.276%	9/15/10	10,000	9,826

			Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/10	13,370	13,505
	Texas Public Finance Auth. Rev.	5.000%	2/1/10 (3)	5,000	5,177
	Texas State Transp. Comm. First Tier	5.000%	4/1/09	13,000	13,378
	Texas State Transp. Comm. First Tier	5.000%	4/1/10	12,000	12,579
	Texas State Transp. Comm. First Tier	5.000%	4/1/12	7,000	7,517
	Texas Turnpike Auth. Central Texas Turnpike System Rev. BAN	5.000%	6/1/08	14,865	14,899
1	Trinity River Auth. Texas Rev. TOB VRDO	3.180%	5/7/08 (1)	10,035	10,035
1	Trinity River Auth. Texas Rev. TOB VRDO	3.180%	5/7/08 (1)	6,760	6,760
	Univ. of Houston TX Rev.	5.500%	2/15/10 (1)(Prere.)	5,500	5,800
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/10	4,470	4,723
					755,539
Utah (0.3%)
	Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/10 (4)	6,290	6,627
	Utah GO	5.375%	7/1/12	5,000	5,474
1	Utah Transit Auth. Sales Tax Rev. TOB VRDO	2.820%	5/7/08	3,000	3,000
					15,101
Virginia (1.1%)
2	New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11	10,000	10,045
	Peninsula Ports Auth. Virginia Rev. (Dominion Term Assn. Project) PUT	3.300%	10/1/08	2,500	2,508
	Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	5,800	1,117
	Rappahannock VA Regional Jail Auth Rev. GAN	4.250%	12/1/09	5,000	5,057
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/09	6,305	6,538
	Virginia Public Building Auth. Rev.	5.000%	8/1/09	7,050	7,297
	Virginia Public Building Auth. Rev.	5.000%	8/1/10	4,000	4,224
	Virginia Public School Auth. Rev.	5.000%	8/1/10	6,000	6,339
	Virginia Public School Auth. Rev.	5.500%	8/1/10	4,645	4,958
					48,083
Washington (3.9%)
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/09	15,000	15,480
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/10	42,450	44,667
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/09	8,090	8,349
	King County WA (Bellevue School Dist.) GO	5.000%	12/1/10 (4)	2,965	3,149
	Port of Seattle WA Rev.	5.000%	3/1/09 (4)	3,415	3,505
	Port of Seattle WA Rev.	5.000%	3/1/10 (4)	3,230	3,379
	Seattle WA Drain & Wastewater Rev.	4.000%	2/1/09	2,170	2,205
1	Thurston County WA School District GO TOB VRDO	2.580%	5/7/08 (1)	4,000	4,000
	Washington GO	4.000%	1/1/10	4,055	4,162
	Washington GO	4.000%	1/1/10	11,985	12,303
	Washington GO	4.000%	1/1/10 (2)	7,885	8,094
	Washington GO	5.000%	7/1/10	5,525	5,822
	Washington GO	5.000%	1/1/11 (2)	21,735	23,013
	Washington GO	5.000%	1/1/11	11,155	11,333
1	Washington GO TOB VRDO	2.480%	5/7/08 (2)	10,415	10,415
1	Washington GO TOB VRDO	2.680%	5/7/08 (2)	11,940	11,940
					171,816
West Virginia (0.2%)
	West Virginia GO	5.500%	6/1/10 (4)	5,000	5,312
	West Virginia Water Dev. Auth. Rev.	5.625%	10/1/10 (4)(Prere.)	5,000	5,366
					10,678
Wisconsin (2.4%)
	Milwaukee WI GO	5.000%	2/15/09 (4)	5,835	5,982
	Milwaukee WI GO	5.000%	10/1/10 (1)	12,735	13,484
	Wisconsin Clean Water Rev.	5.000%	6/1/09	3,175	3,275
	Wisconsin GO	5.000%	5/1/08	8,055	8,056

	Wisconsin GO	5.000%	5/1/09	13,745	14,156
	Wisconsin GO	5.000%	5/1/10 (1)	14,405	15,126
	Wisconsin GO	5.000%	5/1/10 (1)	8,690	9,125
	Wisconsin Health & Educ. Fac. Auth. Rev. (Hosp. Sisters Services) ARS	4.000%	5/7/08 (4)	20,000	20,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/09 (4)	1,000	1,017
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/10 (4)	1,000	1,026
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/11 (4)	1,215	1,247
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/12 (4)	1,330	1,361
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/13 (4)	1,320	1,345
	Wisconsin Transp. Rev.	5.000%	7/1/08 (3)	8,750	8,796
					103,996
Multiple States (0.0%)
1	Various States TOB VRDO	2.430%	5/7/08	1,275	1,275
Total Municipal Bonds (Cost $4,275,286)					4,311,502

Short-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (0.4%)
4 Vanguard Municipal Cash Management Fund (Cost $17,898)	2.397%	17,897,598	17,898
Total Investments (98.2%) (Cost $4,293,184)			4,329,400
Other Assets and Liabilities (1.8%)
Receivables for Investment Securities Sold			162,790
Other Assets—Note B			60,950
Payables for Investment Securities Purchased			(130,729)
Other Liabilities			(16,073)
			76,938
Net Assets (100%)			4,406,338

At April 30, 2008, net assets consisted of:[5]
			Amount
			($000)
Paid-in Capital			4,379,993
Undistributed Net Investment Income			—
Accumulated Net Realized Losses			(9,748)
Unrealized Appreciation (Depreciation)
Investment Securities			36,216
Futures Contracts			(123)
Net Assets			4,406,338

Investor Shares—Net Assets
Applicable to 72,234,821 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			1,137,640
Net Asset Value Per Share—Investor Shares			$15.75

Admiral Shares—Net Assets
Applicable to 207,546,900 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			3,268,698
Net Asset Value Per Share—Admiral Shares			$15.75

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of these securities was $465,885,000, representing 10.6% of net assets.

2  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2008.

3  Securities with a value of $853,000 have been segregated as initial margin for open futures contracts.

4  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5  See Note C in Notes to Financial Statements for the tax-basis components of net assets. For key to abbreviations and other references, see back cover.

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Municipal Bonds (96.0%)
Alabama (1.1%)
	Alabama Public School & College Auth.	5.000%	5/1/13 (4)	10,000	10,602
	Alabama Public School & College Auth.	5.000%	12/1/13	35,840	39,140
	Alabama Public School & College Auth.	5.500%	8/1/18 (4)	18,195	18,941
	Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/08 (4)(ETM)	3,260	3,225
	Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/09 (4)(ETM)	3,000	2,888
	Montgomery AL Baptist Medical Center (Baptist Health)	5.000%	11/15/10 (4)(ETM)	2,130	2,257
	Univ. of Alabama Birmingham Hosp. Rev.	5.000%	9/1/15	1,005	1,060
					78,113
Alaska (0.3%)
1	Alaska Housing Finance Corp. TOB VRDO	2.580%	5/7/08 (1)	7,950	7,950
	North Slope Borough AK GO	0.000%	6/30/08 (1)	17,100	17,031
					24,981
Arizona (1.3%)
	Arizona COP	5.000%	9/1/14 (4)	4,800	5,240
	Arizona COP	5.000%	9/1/15 (4)	4,000	4,373
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/10	4,055	4,197
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11	2,000	2,093
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12	2,000	2,106
	Arizona Transp. Board Highway Rev.	5.000%	7/1/14	9,075	9,967
	Maricopa County AZ Pollution Control Corp. PCR (Public Service Co. of New Mexico) PUT	4.000%	7/1/09	9,500	9,482
	Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09 (2)	4,350	4,515
	Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09 (2)(ETM)	650	675
	Maricopa County AZ USD	5.000%	7/1/10 (4)	7,230	7,620
	Mesa AZ IDA Rev. Discovery Health Systems	5.875%	1/1/10 (1)(Prere.)	7,000	7,448
	Mesa AZ Util. System Rev.	5.000%	7/1/08 (1)(ETM)	3,320	3,336
	Mesa AZ Util. System Rev.	5.000%	7/1/08 (1)	3,180	3,195
	Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/10 (10)	5,090	5,246
	Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/11 (1)	5,215	5,567
	Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.000%	7/1/10 (1)	5,600	5,899
	Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/10 (1)	5,000	5,268
	Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/12 (1)	5,000	5,385
	Scottsdale AZ Refunding	5.000%	7/1/13	5,000	5,468
					97,080
California (8.8%)
	California GO	5.250%	11/1/08	10,000	10,172
	California GO	5.000%	6/1/09	25,000	25,764
	California GO	5.000%	6/1/09	14,095	14,526
	California GO	5.000%	5/1/13	21,000	22,461
	California GO	5.000%	9/1/13	32,125	34,471
	California GO	5.000%	4/1/15	21,300	22,895
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/09	2,500	2,560

	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/10	3,220	3,344
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/10	2,000	2,092
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,169
2	California Health Fac. Finance Auth. Rev. (SutterHealth)	5.000%	8/15/12	5,000	5,301
2	California Health Fac. Finance Auth. Rev. (SutterHealth)	5.000%	8/15/13	2,210	2,354
2	California Health Fac. Finance Auth. Rev. (SutterHealth)	5.000%	8/15/14	5,000	5,334
	California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/15 (3)	10,000	10,878
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/11	3,770	4,002
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/12	2,500	2,679
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/13	7,500	8,098
	California State Dept. of Water Resources Power Supply Rev.	5.250%	5/1/09 (1)	10,000	10,295
	California State Econ. Recovery Bonds	5.000%	7/1/09	18,000	18,576
	California State Econ. Recovery Bonds	5.250%	1/1/11	12,640	13,437
	California State Econ. Recovery Bonds PUT	5.000%	3/1/10	24,000	24,944
	California State Econ. Recovery Bonds PUT	5.000%	7/1/10	24,000	25,113
	California State Econ. Recovery Bonds PUT	5.000%	7/1/11	12,000	12,583
	California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.100%	4/1/13 (10)	5,000	4,930
	California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/08	1,000	1,003
	California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/09	800	815
	California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/10	1,100	1,128
	California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/10	4,000	4,019
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/08	17,500	17,500
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/10	19,600	19,848
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/11	15,335	15,382
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	6/1/12	10,000	10,044
	Desert Sands CA School District	0.000%	6/1/12 (2)	10,000	8,670
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/09 (ETM)	3,000	3,088
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/10 (ETM)	2,500	2,626

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/11	8,000	8,056
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/12	10,000	10,055
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	5,655	5,657
	Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	27,210	29,758
	Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	21,410	23,538
	Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	78,180	84,779
	Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	25,000	28,786
	Golden State Tobacco Securitization Corp. California	7.900%	6/1/13 (Prere.)	20,000	24,035
	Kings River Conservation Dist. California COP	5.000%	5/1/10	4,000	4,107
	Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/11 (3)	5,000	5,230
	Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/12 (3)	8,000	8,322
	Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/12 (1)	7,710	8,201
	Natomas CA USD COP PUT	5.000%	2/1/10 (2)	10,000	10,389
	Orange County CA Public Financing Lease Rev.	5.000%	7/1/12 (1)	3,165	3,382
	Univ. of California Rev.	5.000%	5/15/10 (1)	3,500	3,680
	Univ. of California Rev.	5.000%	5/15/11 (1)	2,500	2,666
	Univ. of California Rev.	5.000%	5/15/12 (1)	3,000	3,235
					637,977
Colorado (0.2%)
	Colorado Dept. of Transp. Rev.	5.250%	6/15/08	2,530	2,541
1	El Paso County CO School Dist No. 038 TOB VRDO	2.580%	5/7/08 (1)	5,570	5,570
	Jefferson County CO School Dist. GO	5.000%	12/15/12 (2)	3,500	3,785
					11,896
Connecticut (0.4%)
	Connecticut GO	5.000%	11/15/08	10,000	10,175
	Connecticut GO	5.500%	12/15/11	5,435	5,948
	Connecticut GO	5.000%	4/1/12 (3)	9,190	9,877
					26,000
Delaware (0.1%)
	Delaware GO	5.000%	8/1/15	5,000	5,469

District of Columbia (1.1%)
	District of Columbia GO	5.250%	6/1/08 (1)	5,355	5,370
	District of Columbia GO	5.500%	6/1/08 (4)(ETM)	1,220	1,224
	District of Columbia GO	5.500%	6/1/08 (4)	3,530	3,541
	District of Columbia GO	5.000%	6/1/10 (4)	2,045	2,150
	District of Columbia GO	5.500%	6/1/10 (2)	1,335	1,408
	District of Columbia GO	5.750%	6/1/10 (1)(ETM)	5,000	5,338
	District of Columbia GO	5.000%	6/1/11 (4)	2,500	2,663
	District of Columbia GO	5.000%	6/1/12 (4)	2,500	2,686
	District of Columbia GO	5.500%	6/1/12 (4)	10,000	10,399
	District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,336
	District of Columbia GO	5.000%	6/1/14 (1)	4,900	5,234
	District of Columbia GO	5.000%	6/1/15 (1)	5,000	5,320
	District of Columbia GO ARS	2.751%	5/8/08 (1)	19,975	19,975

	District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/09 (2)(Prere.)	1,590	1,677
	District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/19 (2)	1,410	1,460
1	Washington DC Convention Center Auth. Dedicated Tax Rev. TOB VRDO	3.930%	5/7/08 (2)	6,665	6,665
					79,446
Florida (6.2%)
	Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/10	4,900	5,022
	Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	4.500%	12/1/11	5,900	6,006
	Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.500%	12/1/08	22,980	23,431
	Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/09	2,000	2,052
	Broward County FL School Board COP	5.000%	7/1/11 (2)	4,460	4,696
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/10 (1)	10,000	10,312
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/11 (1)	10,000	10,401
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/12 (1)	15,000	15,700
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/15 (1)	11,000	11,606
1	Collier County FL School Board COP TOB VRDO	2.460%	5/7/08 (4)	15,180	15,180
	Florida Board of Educ. Capital Outlay	5.000%	6/1/14	4,225	4,612
	Florida Board of Educ. Public Educ.	5.250%	6/1/08	5,055	5,070
	Florida Board of Educ. Public Educ.	5.000%	1/1/11	25,080	26,529
	Florida Board of Educ. Public Educ.	5.000%	1/1/11	6,810	7,203
	Florida Board of Educ. Public Educ.	5.000%	1/1/12	27,730	29,623
	Florida Board of Educ. Public Educ.	5.000%	6/1/16	5,065	5,462
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/10	2,495	2,623
	Florida Correctional Privatization Comm. COP	5.250%	8/1/08 (1)	4,335	4,369
	Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/12 (3)	7,050	7,482
	Florida Dept. of Transp.	6.375%	7/1/10	10,075	10,892
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/08	10,000	10,047

			Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12	37,600	40,206
	Florida Rural Util. Financing Comm. Rev.	4.000%	2/1/11	8,000	8,053
1	Florida Turnpike Auth. Rev. TOB VRDO	2.510%	5/7/08 (1)	6,140	6,140
	Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/09	25,000	25,358
	Hillsborough County FL IDA PUT	5.150%	9/1/13	8,000	8,119
	Jacksonville FL Electric Auth. Rev. (St. John’s River Power Park)	5.000%	10/1/08	31,000	31,391
	Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/11	7,500	7,803
	Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.000%	11/15/08	3,000	3,021
	Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.550%	8/1/13 (1)	5,000	4,951
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/11 (1)	15,000	15,741
	Orlando FL Util. Comm. Water & Electric Rev.	5.000%	10/1/08	4,835	4,899
	Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09	15,000	15,520
	Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,430	4,858
	Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	8,190	8,981
	Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,500	4,935
	South Florida Water Management Dist.	5.000%	10/1/10 (2)	3,000	3,148
	South Florida Water Management Dist.	5.000%	10/1/11 (2)	7,100	7,522
	South Florida Water Management Dist.	5.000%	10/1/12 (2)	2,150	2,292
	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/11	4,990	5,264
	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/12	3,000	3,178
	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.500%	2/1/13 (Prere.)	10,000	11,050
	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/13	2,500	2,659
	Univ. Athletic Assn. Inc. Florida Athletic Program Rev. PUT	3.800%	10/1/11 LOC	4,000	4,074
	Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.500%	10/1/10 LOC	5,000	5,069
					452,550
Georgia (2.7%)
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08	37,000	37,118
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	5,000	4,965
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	10,000	9,930
	Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11 (1)	14,500	14,653
	Coffee County GA School Dist. GO	6.000%	8/1/10	1,000	1,076
	Fulton County GA Water & Sewer Rev.	5.250%	1/1/14 (3)	10,000	10,135
	Georgia GO	5.250%	12/1/10	6,775	7,256
	Georgia GO	5.000%	8/1/11	17,890	19,181
	Georgia GO	5.500%	7/1/15	9,095	10,350
	Georgia GO	5.500%	7/1/16	5,000	5,565
	Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.250%	3/1/09	10,355	10,655

	Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/13	5,260	5,688
	Gwinnett County GA School Dist. GO	5.000%	2/1/12	10,000	10,749
	Gwinnett County GA School Dist. GO	5.000%	2/1/13	10,000	10,873
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12	15,000	15,250
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12	12,000	12,002
	Paulding County GA School Dist. GO	5.000%	8/1/09	1,500	1,552
	Paulding County GA School Dist. GO	5.000%	8/1/11	1,000	1,069
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.250%	9/1/08	10,000	10,117
					198,184
Hawaii (1.7%)
	Hawaii GO	5.500%	8/1/08 (3)	6,755	6,817
	Hawaii GO	5.000%	7/1/09 (2)	15,660	16,172
	Hawaii GO	5.875%	9/1/09 (4)(Prere.)	6,000	6,345
	Hawaii GO	5.000%	10/1/09 (1)	1,480	1,537
	Hawaii GO	5.000%	7/1/10 (2)	14,250	15,013
	Hawaii GO	5.000%	10/1/10 (1)	5,090	5,389
	Hawaii GO	5.000%	7/1/11 (2)	24,310	25,951
	Hawaii GO	5.000%	7/1/12 (2)	23,735	25,562
	Hawaii Highway Rev.	5.375%	7/1/11 (4)(Prere.)	5,125	5,539
	Honolulu HI City & County GO	5.000%	7/1/11 (1)	4,750	5,071
	Honolulu HI City & County GO	5.250%	7/1/11 (3)	3,900	4,189
	Honolulu HI City & County GO	5.000%	7/1/12 (1)	4,320	4,653
					122,238
Illinois (3.8%)
	Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/11 (3)	5,185	4,601
	Chicago IL Board of Educ. GO	0.000%	12/1/09 (3)	9,895	9,474
	Chicago IL Board of Educ. GO	0.000%	12/1/10 (3)	4,000	3,701
	Chicago IL GO	5.700%	7/1/10 (3)(Prere.)	9,655	10,412
	Chicago IL GO	5.000%	1/1/14 (4)	37,590	40,848
	Chicago IL GO	5.000%	1/1/14 (4)(Prere.)	4,135	4,520
1	Chicago IL GO TOB VRDO	2.490%	5/7/08 (4)	2,400	2,400
	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09 (ETM)	8,265	8,535
	Chicago IL Housing Auth. Capital Project Rev.	5.250%	7/1/10 (ETM)	5,000	5,297
	Chicago IL O’Hare International Airport Rev.	5.000%	1/1/12 (4)	2,500	2,663
	Chicago IL O’Hare International Airport Rev.	5.000%	1/1/13 (4)	4,200	4,516

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Chicago IL O’Hare International Airport Rev.	5.000%	1/1/14 (4)	2,500	2,706
1	Chicago IL Wastewater Transmission Rev. TOB VRDO	2.460%	5/7/08 LOC	10,835	10,835
	Du Page & Will Counties IL Community School Dist. GO	5.500%	12/30/11 (Prere.)	4,725	5,172
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	4.050%	7/1/09	7,000	7,139
	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	2.650%	5/1/08	7,100	7,100
	Illinois Finance Auth. Rev. (Resurrection Health Care) PUT	3.750%	7/1/09	4,000	4,057
	Illinois GO	5.000%	10/1/08 (4)	7,000	7,093
	Illinois GO	5.250%	11/1/08 (3)	4,000	4,068
	Illinois GO	5.000%	3/1/10	6,300	6,588
	Illinois GO	5.000%	1/1/11	7,000	7,402
	Illinois GO	5.500%	8/1/14	7,275	7,684
	Illinois GO	5.500%	8/1/18 (4)	5,000	5,230
	Illinois Health Fac. Auth. Rev. VRDO	2.850%	5/1/08 (1)	13,400	13,400
	Illinois Sales Tax Rev.	5.000%	6/15/10	1,500	1,578
	Illinois Sales Tax Rev.	5.250%	6/15/12	2,000	2,169
	Kendall Kane & Will Counties IL Community Unit School Dist.	0.000%	10/1/16 (4)	4,000	2,833
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08 (3)(ETM)	6,500	6,484
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08 (3)	170	169
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08 (3)(ETM)	1,220	1,217
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	5.250%	6/15/08 (1)	3,250	3,264
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/09 (3)(ETM)	18,625	18,141
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/11 (1)	20,000	17,833
	Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.250%	6/1/08 (3)	9,855	9,883
1	Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	2.580%	5/7/08 (1)	5,170	5,170
1	Will County IL Community School Dist. TOB VRDO	2.470%	5/7/08 (4)	12,350	12,350
	Winnebago & Bonne Counties IL School Dist. GO	5.000%	2/1/12 (2)	4,000	4,236
	Winnebago & Boone Counties IL School Dist. GO	5.000%	2/1/13 (2)	5,000	5,338
					276,106
Indiana (1.4%)
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	5/1/13	3,750	3,946
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	10/1/09	10,000	10,291
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	4/1/10	10,000	10,359
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/10	7,930	8,286
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/11	5,500	5,778

	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/10	2,000	2,063
	Indiana Housing Finance Auth. Lease Rev.	5.000%	11/1/13	10,585	11,244
	Indiana Office Building Comm. Fac. Rev. (New Castle Correctional Fac.)	5.250%	7/1/08 (3)	3,040	3,057
	Indianapolis IN Local Public Improvement Rev. VRDO	3.700%	5/7/08 (1)	18,000	18,000
	Indianapolis IN Local Public Improvement Rev. VRDO	4.500%	5/7/08 (1)	15,000	15,000
	Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/11 (2)	10,000	10,143
					98,167
Kansas (0.6%)
	Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/13	32,590	35,668
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/12	1,525	1,603
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/14	1,000	1,054
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/15	2,000	2,104
					40,429
Kentucky (1.3%)
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/12 (1)	13,065	14,103
	Kentucky Property & Building Comm. Rev.	5.500%	8/1/08 (ETM)	7,290	7,353
	Kentucky Property & Building Comm. Rev.	5.500%	8/1/08	210	212
	Kentucky Property & Building Comm. Rev.	6.000%	10/1/08	10,000	10,168
	Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	10,000	11,148
	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/08 (2)	5,060	5,091
	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.750%	7/1/08 (4)	26,760	26,938
3	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/09 (2)	15,000	15,568
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/11	770	795
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/12	810	836
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/13	855	880
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/16	990	1,003
					94,095
Louisiana (1.2%)
	Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/10 (1)	1,980	2,071
	Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/11 (1)	2,085	2,212
	Louisiana GO	5.000%	5/1/10 (4)	16,980	17,824
	Louisiana GO	5.250%	8/1/16 (1)	5,000	5,453
	Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.850%	6/1/38	7,000	7,370
	Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.000%	9/1/08	5,000	5,019
	Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.250%	10/1/10	17,250	17,712
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/13	2,675	2,780
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/14	3,950	4,100

		Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.250%	6/1/14 (2)	5,000	5,275
Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09	15,000	15,499
				85,315
Maine (0.2%)
Maine GO	5.000%	7/15/10 (2)	3,095	3,261
Maine GO	5.000%	7/15/12 (2)	8,055	8,693
Maine State Turnpike Auth. Turnpike Rev.	5.375%	7/1/13 (1)	2,130	2,160
				14,114
Maryland (2.7%)
Maryland Dept. of Transp.	5.000%	5/1/10	16,975	17,849
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	4.750%	12/1/11	1,050	1,042
Maryland GO	5.000%	2/1/09	11,820	12,106
Maryland GO	5.250%	2/15/10	6,140	6,458
Maryland GO	5.000%	3/15/11	19,445	20,711
Maryland GO	5.000%	8/1/11	18,200	19,514
Maryland GO	5.000%	3/15/12	20,415	21,983
Maryland GO	5.000%	3/15/13	21,440	23,352
Maryland GO	5.000%	8/1/14	10,000	11,022
Maryland Transp. Auth. Rev.	5.000%	7/1/13	9,085	9,912
Maryland Transp. Auth. Rev.	5.000%	7/1/14	9,615	10,565
Maryland Transp. Auth. Rev.	5.000%	7/1/15	9,995	11,024
Montgomery County MD GO	5.000%	5/1/14	12,310	13,533
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10	5,000	5,296
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10	11,435	12,111
				196,478
Massachusetts (3.3%)
Massachusetts GAN	5.750%	12/15/08	16,210	16,616
Massachusetts GO	5.375%	8/1/08	10,000	10,092
Massachusetts GO	5.750%	10/1/08	6,710	6,823
Massachusetts GO	5.000%	8/1/09	37,715	39,057
Massachusetts GO	5.875%	2/1/10 (Prere.)	10,000	10,694
Massachusetts GO	5.000%	8/1/10	38,955	41,144
Massachusetts GO	6.000%	11/1/10	10,015	10,865
Massachusetts GO	5.000%	8/1/12	4,945	5,347
Massachusetts GO	5.500%	11/1/12 (4)	9,000	9,964
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.875%	7/1/08	6,000	6,021
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.500%	7/1/08 (1)	15,400	15,479
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.000%	7/1/09 (1)	14,110	14,520
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/11 (4)	12,000	12,842
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	10,000	10,903
Massachusetts Special Obligation Rev.	5.000%	12/15/10 (4)	10,000	10,632
Massachusetts Special Obligation Rev.	5.500%	6/1/12	10,000	10,968
Springfield MA GO	5.000%	8/1/11 (1)	3,500	3,708
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/11 (2)	6,905	7,328
				243,003
Michigan (3.6%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,659
Detroit MI City School Dist. GO	5.000%	5/1/11 (3)	3,510	3,728
Detroit MI Sewer System Rev.	6.000%	1/1/10 (3)(Prere.)	15,000	16,030
Detroit MI Sewer System Rev.	5.000%	7/1/10 (4)	8,510	8,965
Detroit MI Sewer System Rev. PUT	5.500%	1/1/12 (1)	20,000	20,840
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/11	23,000	24,162

Kent Hosp. MI Finance Auth. Rev. PUT	5.000%	1/15/12	25,000	25,584
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (1)	33,000	34,714
Michigan Building Auth. Rev.	5.500%	10/15/08 (ETM)	6,790	6,896
Michigan Building Auth. Rev.	5.500%	10/15/08 (ETM)	6,435	6,535
Michigan Building Auth. Rev.	5.500%	10/15/09	5,000	5,224
Michigan Building Auth. Rev.	5.000%	10/15/12 (2)	5,615	5,992
Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	7,200	7,831
Michigan Building Auth. Rev. PUT	5.000%	10/15/11 (2)	12,000	12,594
Michigan Comprehensive Transp. Rev.	5.000%	5/15/08 (4)	1,230	1,232
Michigan GO	5.000%	9/15/11 (4)	4,755	5,103
Michigan GO	5.000%	5/1/14	12,000	13,096
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12	17,000	17,966
Michigan Muni. Bond Auth. Rev.	5.000%	10/1/15	2,315	2,551
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/10	3,000	3,178
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11	6,700	6,876
Michigan Trunk Line Rev.	5.000%	9/1/12 (4)	13,015	14,060
Univ. of Michigan Univ. Rev.	5.250%	12/1/11	5,000	5,377
Univ. of Michigan Univ. Rev.	5.250%	12/1/12	8,500	9,206
				263,399

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota (1.5%)
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/14	1,000	1,040
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/15	1,245	1,289
Minnesota GO	5.000%	8/1/10	37,375	39,524
Minnesota GO	5.000%	11/1/10	8,845	9,401
Minnesota GO	5.250%	11/1/12	6,375	6,742
Minnesota GO	5.000%	8/1/13	16,765	18,346
Minnesota GO	5.000%	8/1/14	6,970	7,678
Minnesota GO	5.000%	11/1/14	18,230	20,139
Minnesota Public Fac. Water PCR	5.500%	3/1/09	4,500	4,639
				108,798
Mississippi (0.6%)
Madison County MS School Dist.	5.000%	9/1/10 (3)	4,370	4,567
Mississippi GO	6.000%	11/1/09 (Prere.)	7,250	7,648
Mississippi GO	5.250%	12/1/10	8,800	9,395
Mississippi GO	5.250%	11/1/14	8,970	9,947
Mississippi GO	5.000%	11/1/15 (1)	7,475	8,226
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/09	500	512
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/10	500	520
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/11	1,000	1,046
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/12	1,000	1,049
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/15	1,500	1,573
				44,483
Missouri (0.5%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/09 LOC	10,000	10,085
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/13 (Prere.)	15,320	16,801
Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/12 (Prere.)	10,000	10,729
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/12 (1)	2,000	2,104
				39,719
Nebraska (0.7%)
Central Plains Energy Project Nebraska Gas Project No. 1	2.060%	12/1/10	25,000	23,408
Central Plains Energy Project Nebraska Gas Project No. 1	5.000%	12/1/15	5,000	4,989
Nebraska Public Power Dist. Rev.	5.000%	1/1/10 (3)	11,635	12,020
Nebraska Public Power Dist. Rev.	5.000%	1/1/11 (3)	3,560	3,718
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/14	5,000	5,494
				49,629
Nevada (1.7%)
Clark County NV GO	5.500%	7/1/10 (1)(Prere.)	13,025	13,867
Clark County NV School Dist. GO	5.000%	6/15/08 (1)	6,000	6,024
Clark County NV School Dist. GO	5.500%	6/15/08 (4)	4,000	4,018
Clark County NV School Dist. GO	4.000%	6/1/09 (3)	12,265	12,518
Clark County NV School Dist. GO	5.250%	6/15/10 (1)	7,875	8,330
Clark County NV School Dist. GO	5.500%	12/15/11 (4)(Prere.)	5,000	5,468
Clark County NV School Dist. GO	5.000%	6/15/12	10,115	10,887
Clark County NV School Dist. GO	5.000%	6/15/13 (3)	16,050	17,407
Clark County NV School Dist. GO	5.000%	6/15/14 (3)	9,680	10,559
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/11 (1)	6,735	7,190

	Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/09	4,000	4,079
	Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/14	8,000	8,331
	Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/12 (1)	14,495	15,699
					124,377
New Hampshire (0.3%)
	Manchester NH General Airport Rev. PUT	5.000%	1/15/10 (2)	14,000	14,245
	New Hampshire GO	5.000%	11/1/08	6,000	6,098
					20,343
New Jersey (5.6%)
	New Jersey Building Auth. Rev.	5.000%	6/15/11	15,090	16,022
	New Jersey Building Auth. Rev.	5.000%	6/15/12	11,465	12,258
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/11	4,000	4,201
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/14	7,000	7,472
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/15	5,420	5,790
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/10 (4)	7,000	7,352
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	13,670	13,669
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10	1,000	1,045
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11	3,000	3,178
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/13	14,670	15,640
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/14	14,565	15,605
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) ARS	5.464%	8/21/08 (2)	21,065	21,065
2	New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14 (4)	10,000	10,549
1	New Jersey Econ. Dev. Auth. Rev. TOB VRDO	2.420%	5/7/08	8,350	8,350
2	New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/12	6,955	7,293

			Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Highway Auth. Rev. (Garden State Parkway)	6.200%	1/1/10 (2)(ETM)	14,705	15,473
	New Jersey Transp. Corp. COP	5.500%	9/15/08 (2)	25,000	25,296
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/11 (3)	30,000	32,390
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/12 (3)	4,200	4,438
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	12/15/12 (4)	8,000	8,911
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/15 (4)(Prere.)	19,130	21,091
1	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.580%	5/7/08	9,995	9,995
1	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.570%	5/7/08 (2)	9,510	9,510
	New Jersey Turnpike Auth. Rev.	5.625%	1/1/10 (1)(Prere.)	5,000	5,260
	Newark NJ GO	5.000%	10/1/11 (4)	2,000	2,144
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.000%	6/1/09	1,400	1,391
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.125%	6/1/10	3,640	3,599
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/11	4,905	4,835
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12	5,000	4,890
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/12 (Prere.)	10,200	10,935
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12 (Prere.)	13,335	14,452
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	10,000	11,149
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/13 (Prere.)	4,600	5,245
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.750%	6/1/13 (Prere.)	40,000	46,544
	Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/13 (Prere.)	17,705	20,798
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15	2,000	1,966
					409,801
New Mexico (0.6%)
	Albuquerque NM GO	5.000%	7/1/12 (2)	11,350	12,224
	Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/12 (3)	8,000	7,913
	Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10 (3)	20,000	20,072
	New Mexico Severance Tax Rev.	5.000%	7/1/10 (2)	2,000	2,105
	New Mexico Severance Tax Rev.	5.000%	7/1/11	1,000	1,067
	New Mexico Severance Tax Rev.	5.000%	7/1/11 (2)	2,000	2,132
	New Mexico Severance Tax Rev.	5.000%	7/1/12	1,550	1,668
					47,181
New York (9.5%)
	Battery Park City NY Auth. Rev.	5.250%	11/1/16	14,275	15,609
	Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/09 (4)	3,140	3,233
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/11 (4)	16,690	15,195
	Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/12 (1)	48,900	52,195
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/11	22,080	23,598

	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/12	3,500	3,732
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/12	14,110	15,193
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/13	3,325	3,567
	Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/14	50,000	53,088
1	Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	2.540%	5/7/08	4,795	4,795
	New York City NY GO	5.250%	8/1/08	7,670	7,732
	New York City NY GO	5.250%	8/1/08 (ETM)	1,780	1,794
	New York City NY GO	5.250%	8/1/08	14,670	14,788
	New York City NY GO	5.000%	8/1/09	7,000	7,221
	New York City NY GO	5.000%	8/1/09	14,700	15,163
	New York City NY GO	5.250%	8/1/09	35,110	36,324
	New York City NY GO	5.000%	6/1/10	8,000	8,364
	New York City NY GO	5.000%	8/1/10	13,965	14,639
	New York City NY GO	5.750%	8/1/10 (1)	15,750	16,866
	New York City NY GO	5.000%	3/1/11	6,000	6,328
	New York City NY GO	5.000%	8/1/12	8,000	8,543
	New York City NY GO	5.000%	8/1/12	8,450	9,024
	New York City NY GO	5.250%	8/1/12	4,230	4,490
	New York City NY GO	5.750%	8/1/14 (2)	7,785	8,531
	New York City NY GO VRDO	2.290%	5/1/08 LOC	2,395	2,395
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/10 (3)	3,090	3,204
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/12 (3)	5,000	5,282
	New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,855
	New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26	24,375	26,030
	New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/29	37,600	39,342
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/11	14,370	15,451
	New York State Dormitory Auth. Rev.	5.000%	8/15/09 (4)	1,900	1,967
	New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/13 (3)	20,350	22,046
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/09	2,055	2,061
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/11	1,000	1,005
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/12	1,000	1,005
	New York State Dormitory Auth. Rev. PUT	5.250%	5/15/12 (2)	12,560	13,329
	New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	1/19/10 (1)	14,650	14,675
	New York State GO	5.000%	4/15/09	2,900	2,988
	New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.500%	12/1/15	5,410	5,915

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	6/1/18	7,000	7,415
	New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	12/1/18	8,415	8,914
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/09 (1)(ETM)	4,000	4,104
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/10 (1)	2,500	2,633
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/13 (3)	15,000	16,248
	New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/10	11,395	11,996
	New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/13	5,500	5,950
	New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/12	6,500	6,941
	Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12	10,000	10,083
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/12	7,000	7,321
	Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/13	4,325	4,331
	Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/17	14,950	15,528
	Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18	20,000	20,943
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/08	14,000	14,264
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	1/1/14 (ETM)	7,045	7,717
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/14	11,690	12,827
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/15	8,000	8,794
	Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) PUT	5.000%	9/1/10	9,000	9,187
					686,758
North Carolina (3.3%)
	Durham NC COP	5.000%	6/1/10	2,170	2,274
	Durham NC COP	5.000%	6/1/11	1,080	1,145
	Durham NC COP	5.000%	6/1/13	1,000	1,074
	Greensboro NC GO	5.000%	3/1/10	5,425	5,687
	North Carolina Eastern Muni. Power Agency Rev.	6.125%	1/1/09	12,870	13,115
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/10	25,745	26,545
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/10	6,900	7,125
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/11	15,500	16,210
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/12	9,000	9,503
2	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/14	5,000	5,218
2	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15	20,000	20,844
	North Carolina GO	5.000%	3/1/12	13,980	15,051

	North Carolina GO	5.000%	3/1/13	24,525	26,709
	North Carolina GO	5.000%	3/1/14	24,625	27,021
	North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/09 (4)	10,000	10,238
	North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/10 (4)	10,000	10,445
	North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/10	9,180	9,640
	North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/15	7,370	7,727
	Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	25,238
					240,809
Ohio (3.2%)
	American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13	10,000	10,077
	Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/11	5,000	5,035
	Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/12	1,480	1,488
	Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/14	5,495	5,455
	Cincinnati OH City School Dist. GO	5.000%	12/1/12 (4)	1,140	1,237
	Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)	2,000	2,189
	Columbus OH GO	5.000%	9/1/11	5,000	5,364
	Columbus OH GO	5.000%	6/15/12	7,955	8,585
	Columbus OH GO	5.000%	9/1/12	5,600	6,062
	Columbus OH GO	5.000%	9/1/13	10,430	11,415
	Columbus OH GO	5.000%	9/1/13	5,600	6,129
	Cuyahoga County OH (Capital Improvement) GO	0.000%	10/1/09 (1)	4,200	4,052
	Franklin County OH Hosp. Rev. (OhioHealth Corp.) ARS	4.112%	5/9/08 (1)	29,400	28,622
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	10/1/08	6,945	7,033
2	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,821
2	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,821
2	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,567
	Montgomery County OH Rev. (Catholic Health Initiatives) PUT	4.100%	11/10/11	12,000	11,980
	Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/12 (4)	3,055	3,280
	Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/14	12,000	13,238
	Ohio GO	5.000%	9/15/11	5,715	6,131
	Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/08	18,440	18,837
	Ohio Higher Educ. GO	5.000%	11/1/14	4,250	4,678
	Ohio Highway Capital Improvements GO	5.000%	5/1/12	6,280	6,767
	Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	6,865
	Ohio Highway Capital Improvements Rev.	5.250%	5/1/12	6,805	7,396
	Ohio Infrastructure Improvement GO	5.000%	3/1/10	4,000	4,187
	Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/08	6,750	6,777
	Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/10 (1)	7,140	7,547
	Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/11 (1)	3,800	4,069
	Ohio Water Dev. Auth. PCR	5.250%	12/1/09	3,625	3,798

		Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Water Dev. Auth. PCR	5.000%	12/1/11	4,030	4,339
Ohio Water Dev. Auth. PCR	5.000%	6/1/13	7,000	7,632
				235,473
Oklahoma (0.7%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11 (2)	10,000	10,822
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/12 (4)	3,500	3,765
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/15 (1)	9,035	9,802
Oklahoma State Water Resource Board Rev.	5.000%	4/1/15	8,640	9,402
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11	10,000	10,565
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11 (4)	5,300	5,649
				50,005
Oregon (0.3%)
Oregon State Dept. Administrative Services	5.250%	11/1/11 (1)	12,090	13,092
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	5.000%	5/1/12 (1)	5,000	5,322
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	4.000%	5/1/14 (1)	5,000	5,023
				23,437
Pennsylvania (3.9%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/14	36,000	37,934
Allegheny County PA Port Auth. Rev.	6.375%	3/1/09 (1)(Prere.)	5,500	5,747
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/10	2,690	2,748
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/12	2,970	3,014
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14	1,165	1,166
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14	3,280	3,283
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15	1,140	1,130
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15	3,440	3,410
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16	3,610	3,536
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16	1,175	1,151
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	17,000	17,056
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.000%	7/1/08	4,365	4,387
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement—Life Communities Obligated Group)	5.000%	11/15/10	2,500	2,588
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement—Life Communities Obligated Group)	5.000%	11/15/11	2,500	2,599
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement—Life Communities Obligated Group)	5.000%	11/15/13	5,675	5,894
Pennsylvania GO	5.000%	10/1/10 (3)	22,485	23,807
Pennsylvania GO	5.500%	2/1/12	20,950	22,831
Pennsylvania GO	5.000%	8/1/12	20,705	22,369

Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.)	6.000%	5/1/09 (Prere.)	3,470	3,602
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/08	2,500	2,513
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/11 (2)	4,000	4,274
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/11 (2)(Prere.)	12,010	13,121
Philadelphia PA Gas Works Rev.	5.250%	7/1/09 (4)	8,885	9,186
Philadelphia PA Gas Works Rev.	5.500%	8/1/11 (4)(Prere.)	3,315	3,591
Philadelphia PA GO	5.000%	8/1/11 (11)	5,495	5,732
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	20,533
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,401
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	6,415	6,940
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	7,420	8,027
Philadelphia PA School Dist. GO	5.500%	8/1/11 (4)	5,100	5,520
Pittsburgh PA GO	5.000%	9/1/09 (1)(ETM)	11,650	12,076
Pittsburgh PA GO	5.000%	9/1/09 (1)	2,815	2,897
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08 (2)	4,500	4,543
Tredyffrin-Easttown PA School Dist. GO	5.000%	8/15/10 (Prere.)	5,175	5,467
York County PA Solid Waste & Refuse Auth. Rev.	5.250%	12/1/08 (3)	2,485	2,527
				281,600
Puerto Rico (0.9%)
Puerto Rico Convention Center Dist. Auth. Hotel Occupancy Tax Rev.	5.000%	7/1/11	2,650	2,719
Puerto Rico GO	5.000%	7/1/09 (ETM)	3,595	3,713
Puerto Rico GO	5.000%	7/1/09 (ETM)	460	475
Puerto Rico GO PUT	5.000%	7/1/12	16,000	16,355
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/11 (2)	5,550	5,885
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/12 (2)	3,000	3,196
Puerto Rico Muni. Finance Agency	5.000%	8/1/10	5,000	5,106
Puerto Rico Muni. Finance Agency	5.000%	8/1/11	7,000	7,157
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	23,265	24,323
				68,929
Rhode Island (0.1%)
Providence RI GO PUT	3.950%	1/15/11 (11)	5,000	5,100
Rhode Island State & Providence Plantations GO	5.000%	11/1/08 (3)	3,545	3,602
				8,702

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina (0.2%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/08	1,745	1,774
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/09	2,245	2,327
South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11 (2)(Prere.)	10,000	10,765
				14,866
South Dakota (0.2%)
South Dakota State Building Auth. Rev.	5.000%	12/1/09 (2)	5,955	6,203
South Dakota State Building Auth. Rev.	5.000%	12/1/10 (2)	2,680	2,843
South Dakota State Building Auth. Rev.	5.000%	12/1/11 (2)	1,000	1,074
South Dakota State Building Auth. Rev.	5.000%	12/1/12 (2)	3,005	3,248
				13,368
Tennessee (2.9%)
Memphis TN Electric System Rev.	5.000%	12/1/10 (1)	5,000	5,311
Memphis TN Electric System Rev.	5.000%	12/1/11 (1)	17,000	18,281
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/08	3,925	3,984
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/08	1,075	1,091
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14	15,000	16,459
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/09 (1)	19,075	19,510
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10 (1)	30,890	32,083
Metro. Govt. of Nashville TN Airport Auth. Improvement Refunding VRDO	7.500%	5/7/08 (3)LOC	18,000	18,000
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/10	2,570	2,687
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/11	2,230	2,353
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/12	2,300	2,438
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/13	3,600	3,836
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/14	4,805	5,127
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/15	5,390	5,740
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/16	2,500	2,653
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10	10,000	10,129
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/11	5,000	5,061
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/12	10,000	10,086
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/13	28,000	28,185
Tennessee Health, Educ. & Housing Fac. (Methodist Health System) PUT	5.000%	10/1/08	20,500	20,516
				213,530
Texas (10.4%)

	Board of Regents of the Univ. of Texas System Rev. Financing System CP	5.250%	8/15/14	2,855	3,173
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/10	5,000	5,268
	Dallas TX GO	5.000%	2/15/09	6,540	6,704
	Dallas TX GO	5.000%	2/15/10	6,540	6,839
	Dallas TX GO	5.000%	2/15/12	26,935	28,886
	Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/10 (4)	5,950	6,300
	Dallas TX Waterworks & Sewer System Rev.	5.250%	10/1/10	5,570	5,927
	El Paso TX GO	5.500%	8/15/08 (4)	2,465	2,491
	El Paso TX Water & Sewer Rev.	5.000%	3/1/14 (4)	2,175	2,370
	El Paso TX Water & Sewer Rev.	5.000%	3/1/15 (4)	1,500	1,639
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09	7,500	7,697
	Garland TX GO	5.250%	2/15/11 (4)	2,255	2,405
	Garland TX GO	5.250%	2/15/12 (4)	2,500	2,700
	Garland TX Independent School Dist.	5.000%	2/15/12	4,210	4,506
	Grapevine-Colleyville TX Independent School Dist. School Building PUT	4.000%	8/1/12	28,185	28,722
	Harlingen TX Independent School Dist. GO	5.500%	8/15/09 (Prere.)	4,000	4,168
	Harris County TX Flood Control Dist. GO	5.000%	10/1/11	5,005	5,360
	Harris County TX Flood Control Dist. GO	5.250%	10/1/14 (Prere.)	8,360	9,324
1	Harris County TX GO TOB VRDO	2.820%	5/7/08	6,095	6,095
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children’s Hosp.) VRDO	2.600%	5/1/08 (1)	6,900	6,900
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Medical Center Project) VRDO	2.770%	5/1/08 (1)	2,100	2,100
	Harris County TX Toll Road Rev.	6.000%	8/1/09 (3)	4,750	4,969
	Harris County TX Toll Road Rev. PUT	5.000%	8/15/12 (4)	24,250	25,751
	Houston TX GO	5.000%	3/1/10 (1)	5,120	5,356
	Houston TX GO	5.500%	9/1/10 (4)(Prere.)	10,885	11,629
	Houston TX Independent School Dist. GO	0.000%	2/15/12	5,535	4,870
	Houston TX Independent School Dist. GO	5.000%	2/15/13	9,000	9,724
	Houston TX Util. System Rev.	5.250%	5/15/10 (1)	2,700	2,845
	Houston TX Util. System Rev.	5.250%	11/15/11 (4)	4,425	4,789
	Houston TX Util. System Rev.	5.000%	11/15/12 (4)	4,270	4,618
	Houston TX Util. System Rev.	5.250%	5/15/16 (1)	10,000	10,787
	Klein TX Independent School Dist. Unlimited Tax Schoolhouse GO	5.000%	8/1/11	2,050	2,190
	Lewisville TX Independent School Dist.	0.000%	8/15/09	2,430	2,350
	Lewisville TX Independent School Dist.	0.000%	8/15/10	5,000	4,688
	Lewisville TX Independent School Dist.	5.000%	8/15/13	8,225	8,942
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/17 (2)	17,195	17,893
	Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11	17,500	17,488
1	Matagorda County TX Navigation Dist. PCR (Central Power & Light) TOB PUT	4.750%	3/2/09 (2)	39,000	39,000

			Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Montgomery County TX PUT	5.000%	9/1/10 (4)	3,000	3,155
	Montgomery County TX PUT	5.000%	9/1/10 (4)	9,000	9,465
	North Central Texas Health Fac. Dev. Corp. VRDO	3.650%	5/1/08 (1)	7,300	7,300
	North Central Texas Health Fac. Dev. Corp. VRDO	3.650%	5/1/08 (1)	10,000	10,000
	North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	7/1/08 (2)(Prere.)	365	367
	North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	7/1/08 (4)(Prere.)	100	100
	North Texas Tollway Auth. (Dallas North Tollway) System Rev. PUT	5.000%	7/1/08 (4)(Prere.)	5,900	5,929
	North Texas Tollway Auth. (Dallas North Tollway) System Rev. PUT	5.000%	7/1/08 (2)	4,635	4,651
	North Texas Tollway Auth. BAN	4.125%	11/19/08	62,985	63,035
	North Texas Tollway Auth. Rev.	5.000%	1/1/12	5,580	5,842
	North Texas Tollway Auth. Rev.	5.250%	1/1/12	25,000	25,643
	Northside TX Independent School Dist. PUT	3.780%	6/1/09	10,000	10,151
	Northside TX Independent School Dist. PUT	3.600%	8/1/09	10,875	10,917
	Northside TX Independent School Dist. PUT	3.700%	8/1/10	9,000	9,022
	Round Rock TX Independent School Dist. GO	0.000%	8/15/09 (1)	6,750	6,527
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/13	24,325	24,768
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/14	12,360	12,573
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/11	4,350	4,631
	San Antonio TX Electric & Gas Rev.	5.375%	2/1/15	7,210	8,000
	San Antonio TX Electric & Gas System PUT	3.625%	12/1/10	20,000	20,355
	San Antonio TX Hotel Occupancy Tax Rev. PUT	5.000%	8/15/08 (2)	10,000	10,077
	Spring Branch TX Independent School Dist. GO	5.000%	2/1/13	3,000	3,240
	Spring Branch TX Independent School Dist. GO	5.000%	2/1/14	3,635	3,953
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/12	3,500	3,690
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/13	1,385	1,467
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,830	5,142
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,210	4,482
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.206%	12/15/09	25,560	24,347
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.276%	9/15/10	10,000	9,826
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/12	5,000	4,990
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/13	1,000	994
1	Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	2.600%	5/7/08	30,000	30,000
	Texas Muni. Power Agency Rev.	4.400%	9/1/11 (3)	10,185	10,196
	Texas State Transp. Comm. First Tier	5.000%	4/1/12	9,605	10,314
	Texas State Transp. Comm. First Tier	5.000%	4/1/13	12,000	13,015
	Texas State Transp. Comm. First Tier	5.000%	4/1/14	27,410	29,935
	Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/09	1,415	1,456
	Tyler TX Health Fac. Dev. Corp. (East Texas Medical Center)	5.000%	11/1/08	1,500	1,509
	Tyler TX Health Fac. Dev. Corp. (East Texas Medical Center)	5.000%	11/1/09	2,125	2,158

	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09	2,500	2,589
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09	2,610	2,703
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/10	4,175	4,400
	Williamson County TX GO	5.500%	2/15/11 (4)(Prere.)	4,845	5,213
					755,590
Utah (0.3%)
	Salt Lake County UT GO	5.000%	6/15/10	9,100	9,596
	Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/11 (4)	6,000	5,499
	Utah Transit Auth. Sales Tax Rev.	5.000%	12/15/12 (4)(Prere.)	4,425	4,816
					19,911
Virginia (1.5%)
	Chesapeake VA Econ. Dev. Auth. PUT	3.600%	2/1/13	5,000	4,876
	Fairfax County VA Water Auth. Rev.	5.000%	4/1/14 (Prere.)	21,535	23,561
	Loudoun County VA GO	5.250%	11/1/08	4,410	4,488
2	New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/10	5,810	5,836
	Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	48,400	10,688
	Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	1,125	629
	Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	1,845	971
	Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	10,000	3,790
	Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	2,700	2,179
	Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	10,000	2,483
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/10	17,925	18,738
	Virginia GO	5.000%	6/1/14	8,750	9,632
	Virginia Public School Auth. Rev.	5.250%	8/1/08	6,950	7,011
	Virginia Public School Auth. Rev.	5.000%	8/1/09	2,000	2,070
	Virginia Public School Auth. Rev.	5.000%	8/1/09	2,720	2,816

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Virginia Public School Auth. Rev.	5.000%	8/1/10	2,500	2,641
	Virginia Public School Auth. Rev.	5.000%	8/1/10	2,865	3,027
	Virginia Public School Auth. Rev.	5.000%	8/1/11	1,500	1,607
					107,043
Washington (4.2%)
	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev.	5.000%	11/1/14 (2)	8,125	8,908
	Douglas County WA Public Util. Dist. No. 1 Rev. (Wells Hydroelectric Project)	5.000%	9/1/08 (1)	1,250	1,263
	Energy Northwest Washington Electric Refunding Rev. (Columbia Generating Station)	5.500%	7/1/10 (1)	12,795	13,611
	Energy Northwest Washington Electric Refunding Rev. (Columbia Generating Station)	5.000%	7/1/15	7,500	8,193
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/11	45,365	48,342
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/12	2,500	2,687
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.500%	7/1/17 (1)	8,000	8,591
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	6.000%	7/1/17 (1)	7,300	8,003
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15	6,000	6,554
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15	8,450	9,230
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16 (4)	10,000	11,062
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16 (2)	9,000	9,860
1	Kent WA Special Events Center Public Fac. Dist. Rev. TOB VRDO	2.480%	5/7/08 (4)	5,160	5,160
	King County WA GO (Refunding Baseball Stadium)	5.000%	12/1/10	12,385	13,146
1	Port of Seattle WA Passenger Fac. Charge Rev. TOB VRDO	2.710%	5/7/08 (1)	10,640	10,640
	Port of Seattle WA Rev.	5.000%	3/1/11 (4)	8,275	8,782
	Port of Seattle WA Rev.	5.000%	3/1/12 (4)	5,000	5,358
	Seattle WA Drain & Wastewater Rev.	4.000%	2/1/10 (1)	3,565	3,662
	Seattle WA Water System Rev.	5.000%	2/1/15 (4)	4,725	5,161
	Tacoma WA Electric System Rev.	5.000%	1/1/12 (4)	5,000	5,345
	Tacoma WA Electric System Rev.	5.000%	1/1/13 (4)	10,485	11,321
	Tacoma WA Electric System Rev.	5.000%	1/1/14 (4)	25,720	27,977
	Thurston County Washington School District GO	5.000%	12/1/15 (4)	7,100	7,588
	Washington GO	5.500%	9/1/08 (4)	4,650	4,708
	Washington GO	5.000%	7/1/09	5,520	5,701
	Washington GO	4.000%	1/1/11	12,585	13,003
	Washington GO	5.000%	7/1/12 (2)	11,530	12,427
1	Washington GO TOB VRDO	2.500%	5/7/08 (1)	17,260	17,260
1	Washington GO TOB VRDO	2.510%	5/7/08 (1)	10,700	10,700
					304,243
West Virginia (0.1%)
	West Virginia GO	5.500%	6/1/08 (4)	3,000	3,010

Wisconsin (0.7%)
	Wisconsin GO	5.000%	5/1/10	5,160	5,418
	Wisconsin GO	5.000%	5/1/12 (1)	15,775	16,949

	Wisconsin Health & Educ. Fac. Auth. Rev. (Milwaukee Institute) PUT	5.000%	1/1/10 LOC	3,185	3,276
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/14 (4)	5,000	5,344
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/15 (4)	2,000	2,133
2	Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/14 (4)	4,145	4,494
2	Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/15 (4)	11,390	12,367
					49,981
Multiple States (0.1%)
1	Tax-Exempt Muni. Infrastructure Improvement Trust TOB	4.220%	11/2/10 LOC	5,000	5,136
1	Various States TOB VRDO	2.430%	5/7/08	25	25
					5,161
Total Municipal Bonds (Cost $6,911,300)					6,971,787

				Shares
Temporary Cash Investment (3.1%)
4	Vanguard Municipal Cash Management Fund (Cost $224,460)	2.397%		224,459,677	224,460
Total Investments (99.1%) (Cost $7,135,760)					7,196,247
Other Assets and Liabilities (0.9%)
Other Assets—Note B					194,422
Liabilities					(126,895)
					67,527
Net Assets (100%)					7,263,774

Limited-Term Tax-Exempt Fund

At April 30, 2008, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	7,290,063
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(87,728)
Unrealized Appreciation
Investment Securities	60,487
Futures Contracts	952
Net Assets	7,263,774

Investor Shares—Net Assets
Applicable to 181,121,206 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,960,678
Net Asset Value Per Share—Investor Shares	$10.83

Admiral Shares—Net Assets
Applicable to 489,883,319 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,303,096
Net Asset Value Per Share—Admiral Shares	$10.83

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of these securities was $228,926,000, representing 3.2% of net assets.

2  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2008.

3  Securities with a value of $4,359,000 have been segregated as initial margin for open futures contracts.

4  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5	See Note C in Notes to Financial Statements for the tax-basis components of net assets. For key to abbreviations and other references, see back cover.

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (98.9%)
Alabama (1.4%)
Alabama GO	5.250%	6/1/12	5,105	5,444
Alabama GO	5.250%	6/1/13	5,105	5,428
Alabama GO	5.250%	6/1/14	5,155	5,482
Alabama GO	5.250%	6/1/15	3,455	3,665
Alabama Public School & College Auth.	5.000%	12/1/19	58,350	62,773
Alabama Public School & College Auth.	5.000%	12/1/20	60,660	64,805
Alabama Public School & College Auth.	5.000%	12/1/21	63,100	66,950
Alabama Public School & College Auth.	5.000%	12/1/22	29,095	30,680
Courtland AL Dev. Board Pollution Control Rev. (International Paper Co.)	5.000%	6/1/25	5,000	4,340
Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	8/1/12 (3)(Prere.)	15,040	16,269
				265,836
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/11 (1)	5,395	6,336
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	6,000	6,372
North Slope Borough AK GO	0.000%	6/30/10 (1)	8,000	7,491
				20,199
Arizona (2.2%)
Arizona COP	5.000%	9/1/25 (4)	10,000	10,401
Arizona COP	5.000%	9/1/27 (4)	5,000	5,168
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11 (Prere.)	11,030	11,962
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11 (Prere.)	5,500	5,964
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11 (Prere.)	5,000	5,422
Arizona School Fac. Board Rev. COP	5.000%	9/1/11 (1)	10,000	10,707
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/18	10,000	10,825
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/19	10,000	10,737
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/20	11,500	12,261
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/21	16,300	17,264
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/22	10,000	10,525
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/23	8,000	8,377
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/24	10,000	10,417
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/25	8,040	8,376
Arizona Transp. Board Highway Rev.	6.000%	7/1/10	25,000	26,868
Arizona Transp. Board Highway Rev.	5.000%	7/1/17	11,960	12,939
Arizona Transp. Board Highway Rev.	5.250%	7/1/18	4,000	4,236
Arizona Transp. Board Highway Rev.	5.250%	7/1/19	4,110	4,349
Arizona Transp. Board Highway Rev.	5.000%	7/1/22	8,630	8,963
Arizona Transp. Board Highway Rev.	5.000%	7/1/23	8,180	8,523
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	2,000	2,077
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/16	6,500	6,720
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/17	6,000	6,150
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/18	6,000	6,088
Mesa AZ Util. System Rev.	5.000%	7/1/19 (3)	10,000	10,753
Mesa AZ Util. System Rev.	5.000%	7/1/21 (3)	12,000	12,633
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/09 (4)	4,795	4,866
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/10 (4)	2,500	2,535
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/11 (4)	3,000	3,042
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/12 (3)	9,645	10,259

Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/13 (3)	5,000	5,298
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/14 (3)	6,820	7,194
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.500%	7/1/14 (3)	4,215	4,534
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/23	4,000	4,236
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/26	2,755	2,882
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/27	3,365	3,509
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/28	2,500	2,601
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/21	3,500	3,474
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/22	3,790	3,740
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/23	8,335	8,204
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24	4,485	4,370
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/25	18,880	18,269
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/26	22,645	21,888
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/28	22,910	21,963
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	4,000	4,423
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	7,350	8,127
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	7,780	8,603
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	6,210	6,867
Tucson AZ GO	7.375%	7/1/13	4,500	5,407
				414,996

			Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
California (12.5%)
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21		7,000	7,456
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21		20,195	21,385
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/22		5,800	6,138
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23		28,000	29,341
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23		13,500	14,214
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24		29,930	31,241
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24		12,955	13,581
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25		17,000	17,687
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.250%	5/7/08	(2)	45,200	45,200
1	California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/25		7,520	7,915
	California GO	5.750%	8/1/08	(3)	855	863
	California GO	6.300%	9/1/10		4,000	4,326
	California GO	5.250%	10/1/13	(1)	6,115	6,667
	California GO	5.250%	2/1/14		20,000	21,560
	California GO	5.000%	6/1/14	(Prere.)	8,580	9,449
	California GO	5.250%	11/1/14		10,000	10,795
	California GO	5.000%	3/1/15		11,910	12,740
	California GO	5.250%	11/1/15		10,225	10,959
	California GO	5.000%	4/1/16		10,000	10,711
	California GO	5.000%	4/1/17		10,000	10,676
	California GO	6.000%	4/1/18		11,980	13,704
	California GO	5.000%	9/1/18		34,300	36,169
	California GO	5.000%	12/1/18		85	88
	California GO	5.000%	8/1/20		21,070	21,969
	California GO	5.000%	12/1/21		16,365	16,997
	California GO	5.000%	3/1/22	(2)	10,000	10,315
	California GO	5.000%	12/1/22		13,080	13,502
	California GO	5.000%	3/1/23		38,920	39,753
	California GO	5.000%	3/1/23		35,495	36,347
	California GO	5.000%	6/1/23	(2)	10,000	10,265
	California GO	5.125%	11/1/23		7,000	7,225
	California GO	5.000%	3/1/24		30,390	31,020
	California GO	5.000%	11/1/24		6,630	6,791
	California GO	5.000%	12/1/24		14,260	14,609
	California GO	5.000%	3/1/25		14,125	14,390
	California GO	5.000%	8/1/26		9,000	9,130
	California GO	5.000%	11/1/27		8,000	8,121
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/17		8,000	8,305
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/19		3,135	3,200
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/20		4,180	4,253
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/21		6,165	6,254
1	California Health Fac. Finance Auth. Rev. (SutterHealth)	5.000%	8/15/15		7,550	8,029
1	California Health Fac. Finance Auth. Rev. (SutterHealth)	5.500%	8/15/16		5,000	5,478
1	California Health Fac. Finance Auth. Rev. (SutterHealth)	5.500%	8/15/17		5,000	5,479
1	California Health Fac. Finance Auth. Rev. (SutterHealth)	5.000%	8/15/30		5,000	4,960

	California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/09		4,555	4,610
	California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/10		6,635	6,715
	California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/12		7,895	7,990
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/14		8,370	9,092
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/15		10,105	11,013
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/16		8,750	9,448
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/17		7,085	7,585
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/18		6,500	6,913
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/19		11,820	12,474
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/20		10,000	10,493
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/21		15,230	15,897
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/22		15,985	16,597
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/23		11,465	11,855
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/24		10,000	10,310
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/25		7,500	7,708
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/26		7,500	7,682
	California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12	(2)(Prere.)	37,000	40,816
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12	(1)	8,000	8,746
	California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/12	(Prere.)	15,000	16,899
	California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13		20,000	22,225
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/14	(2)	10,000	10,882
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15	(2)	61,875	66,719
	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/17		10,000	10,824
1	California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/18		12,000	12,877

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California State Econ. Recovery Bonds	5.000%	7/1/15	93,700	101,056
	California State Econ. Recovery Bonds	5.000%	7/1/16	7,000	7,330
	California State Econ. Recovery Bonds PUT	5.000%	3/1/10	155,000	161,095
	California State Econ. Recovery Bonds PUT	5.000%	7/1/10	155,000	162,190
	California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09 (ETM)	995	1,018
	California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09 (ETM)	300	307
	California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	4.900%	5/15/08	73,000	73,066
	California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/10	8,750	8,792
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.700%	6/1/09	55,000	56,356
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	23,332
	East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/11 (1)(Prere.)	8,110	8,735
	Fresno CA Sewer Rev.	6.250%	9/1/14 (2)	12,000	13,282
	Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	39,580	42,921
	Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	79,735	91,810
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/14	9,000	8,934
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/15	6,505	6,394
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/16	12,545	12,291
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/21 (2)	15,000	15,042
	Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	13,380	11,956
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/29 (2)	40,000	39,031
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	19,325
	Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15	20,000	21,253
	Los Angeles CA USD GO	5.000%	7/1/21 (4)	5,825	6,227
	Los Angeles CA USD GO	5.000%	7/1/21 (4)	10,000	10,689
	Los Angeles CA USD GO	5.000%	7/1/22 (4)	22,410	23,797
	Los Angeles CA USD GO	5.000%	7/1/23 (3)	46,690	48,627
	Los Angeles CA USD GO	5.000%	7/1/23 (3)	24,035	25,149
	Los Angeles CA USD GO	5.000%	7/1/23 (4)	6,425	6,787
	Los Angeles CA USD GO	5.000%	7/1/24 (1)	19,915	20,691
	Los Angeles CA USD GO	5.000%	7/1/25 (4)	7,330	7,687
	Los Angeles CA USD GO	5.000%	7/1/25 (4)	5,000	5,243
	Los Angeles County CA Transp. Comm. Sales Tax Rev.	6.500%	7/1/10 (4)	41,365	43,384
	Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21 (2)	11,775	12,006
	Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/22 (2)	7,015	7,131
	Palmdale CA Community Redev. Agency	5.000%	9/1/28 (1)	11,690	11,740
1	Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,139
1	Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,072
1	Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	4,752
	Saddleback Valley CA USD	5.000%	8/1/23 (4)	5,460	5,655
	San Bernardino County CA Medical Center COP	7.000%	8/1/08 (1)	9,045	9,146
	San Bernardino County CA Medical Center COP	7.000%	8/1/09 (1)	9,705	10,192

	San Bernardino County CA Medical Center COP	7.000%	8/1/10 (1)	10,525	11,415
	San Diego CA USD GO	5.500%	7/1/24 (4)	6,620	7,382
	San Diego CA USD GO	5.500%	7/1/25 (4)	14,680	16,366
	San Diego CA USD GO	5.500%	7/1/26 (4)	23,990	26,691
	San Diego CA USD GO	5.500%	7/1/27 (4)	17,695	19,660
	San Diego CA Water Auth. Rev. COP	5.250%	5/1/18 (3)	14,690	16,406
	San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/21 (1)	12,385	6,308
	San Jose CA Redev. Agency	5.000%	8/1/20 (2)	20,000	20,889
	Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/19	13,825	14,797
	Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/20	10,000	10,623
	Univ. of California Rev.	5.000%	5/15/21	11,125	11,813
	Univ. of California Rev.	5.000%	5/15/22	10,000	10,555
					2,308,162
Colorado (2.0%)
	Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	18,935	20,422
	Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	10,000	10,785
	Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	20,000	21,571
	Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	10,000	10,785
2	Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	25,185	27,519
	Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	20,795	22,722
	Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	6,185	6,758
	Colorado Dept. of Transp. Rev.	5.375%	6/15/12 (Prere.)	8,500	9,374
	Colorado Dept. of Transp. Rev.	5.500%	6/15/12 (1)	11,780	12,906
	Colorado Dept. of Transp. Rev.	5.500%	6/15/13 (1)	14,500	16,087
	Colorado Dept. of Transp. Rev.	5.000%	12/15/15 (3)	57,325	62,845
	Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09 (4)(Prere.)	5,185	5,531
	Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09 (4)(Prere.)	5,500	5,867
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/09 (1)	2,965	3,001
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/10 (1)	1,740	1,761
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/11 (1)	3,415	3,456

	Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Colorado Springs CO Util. System Rev.	5.000%	11/15/09		5,000	5,203
Colorado Springs CO Util. System Rev.	5.375%	11/15/12		12,620	13,604
Colorado Springs CO Util. System Rev.	5.375%	11/15/14		12,745	13,686
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/18		6,490	7,045
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/19		5,865	6,320
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/20		8,255	8,838
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/14		7,065	7,663
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10	(1)(Prere.)	8,100	6,893
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11	(1)(ETM)	6,600	5,969
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11	(1)	8,000	7,097
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/17	(1)	24,490	15,575
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19	(1)	15,100	8,373
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24	(1)	20,000	8,036
Larimer County CO School Dist. No. R-1 Poudre GO	5.000%	12/15/16	(4)	10,135	11,102
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/21	(3)	6,605	6,905
					373,699
Connecticut (1.2%)
Connecticut GO	5.000%	4/15/09		6,810	7,014
Connecticut GO	5.375%	12/15/10	(Prere.)	6,165	6,601
Connecticut GO	5.375%	6/15/11	(Prere.)	5,000	5,397
Connecticut GO	5.125%	11/15/11	(Prere.)	5,675	6,128
Connecticut GO	5.125%	11/15/11	(Prere.)	25,375	27,382
Connecticut GO	5.500%	11/15/11	(4)	21,215	23,189
Connecticut GO	5.500%	12/15/11	(1)	9,000	9,846
Connecticut GO	5.500%	12/15/12	(4)	5,020	5,565
Connecticut GO	5.000%	11/1/13		10,000	10,958
Connecticut GO	5.125%	11/15/13		19,000	20,237
Connecticut GO	5.500%	12/15/13		4,705	5,284
Connecticut GO	5.500%	12/15/14		7,700	8,726
Connecticut GO	5.000%	11/1/15		5,000	5,529
Connecticut GO	5.000%	12/15/15		14,345	15,878
Connecticut GO	5.000%	12/15/17		5,400	5,927
Connecticut GO	5.000%	12/15/18		11,000	11,973
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	7.125%	6/1/10		8,270	8,788
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/13	(4)	20,000	21,433
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.000%	11/1/12	(4)	6,275	6,813
					212,668
Delaware (0.1%)
Delaware GO	5.000%	5/1/13		8,675	9,466

District of Columbia (1.0%)
District of Columbia GO	5.200%	6/1/08	(2)	4,390	4,401
District of Columbia GO	5.250%	6/1/08	(1)(ETM)	2,145	2,151
District of Columbia GO	5.250%	6/1/08	(1)	7,855	7,877
District of Columbia GO	5.500%	6/1/08	(4)	3,725	3,737
District of Columbia GO	5.500%	6/1/08	(4)(ETM)	1,275	1,279
District of Columbia GO	5.500%	6/1/09	(4)(Prere.)	1,890	1,976
District of Columbia GO	5.500%	6/1/10	(4)	15,000	15,919
District of Columbia GO	5.500%	6/1/10	(2)	10,490	11,063
District of Columbia GO	5.750%	6/1/10	(1)	15,465	16,452

District of Columbia GO	6.000%	6/1/11	(1)	6,550	7,103
District of Columbia GO	5.500%	6/1/12	(4)	4,630	4,808
District of Columbia GO	0.000%	6/1/13	(1)	10,945	8,986
District of Columbia GO	0.000%	6/1/14	(1)	16,650	13,009
District of Columbia GO	5.000%	6/1/19	(4)	5,325	5,720
District of Columbia GO	5.000%	6/1/20	(4)	11,940	12,732
District of Columbia GO	5.000%	6/1/21	(4)	10,880	11,522
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/08	(1)(ETM)	3,160	3,195
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/10	(1)(ETM)	2,555	2,751
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/12	(1)(ETM)	2,995	3,355
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/21	(2)	5,610	5,765
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/22	(2)	5,800	5,934
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/23	(2)	6,600	6,714
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/24	(2)	6,190	6,265
District of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/23	(4)	15,115	16,878
					179,592
Florida (4.3%)
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/09		15,885	16,299
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/09		2,000	2,052
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/10		21,330	21,860

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Broward County FL School Board COP	5.250%	7/1/20 (1)	4,155	4,315
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/14 (1)	35,000	36,915
Florida Board of Educ. Capital Outlay	6.000%	6/1/10 (Prere.)	4,530	4,902
Florida Board of Educ. Capital Outlay	5.250%	6/1/13	3,845	4,217
Florida Board of Educ. Public Educ.	5.250%	6/1/13 (4)	17,825	19,405
Florida Board of Educ. Public Educ.	5.375%	6/1/13	6,820	7,451
Florida Board of Educ. Public Educ.	5.000%	6/1/14	5,040	5,475
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/10 (3)	5,800	5,882
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/11 (3)	10,840	10,988
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/12 (3)	11,410	11,564
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13 (2)	18,200	19,770
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13 (3)	7,150	7,729
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (2)	10,875	11,672
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (3)	7,860	8,573
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14 (1)	6,000	6,517
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14 (2)	19,155	20,955
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14 (3)	3,700	3,977
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15 (1)	10,240	10,963
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15 (2)	10,165	11,159
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/15 (3)	5,000	5,259
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	6,215	6,716
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/17 (3)	6,000	6,428
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/20 (2)	12,845	13,445
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/21 (2)	13,390	13,922
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/23 (2)	11,235	11,576
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/09 (4)	18,580	19,159
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/09 (1)	14,330	14,777
Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/10 (3)	3,615	3,854
Florida Dept. of Environmental Protection & Preservation Rev.	5.375%	7/1/13 (1)	7,645	8,301
Florida Dept. of Environmental Protection & Preservation Rev.	5.500%	7/1/13 (4)	11,920	13,174
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24 (1)	10,000	10,352
Florida Dept. of Transp.	5.250%	7/1/15	4,000	4,151
Florida Division Board Financial Dept. of General Services Systems Rev.
(Dept. of Environmental Protection)	6.000%	7/1/12 (2)	11,500	12,752
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12	40,000	42,387
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12	17,865	19,103
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/13 (4)	3,905	4,275
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (3)	2,185	2,215
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (4)	5,000	5,374
Florida Turnpike Auth. Rev.	5.000%	7/1/16 (4)	10,000	10,728
Florida Turnpike Auth. Rev.	5.000%	7/1/19 (2)	4,425	4,740
Florida Turnpike Auth. Rev.	5.000%	7/1/20 (2)	4,645	4,944
Florida Turnpike Auth. Rev.	5.000%	7/1/25 (2)	5,885	6,096
Fort Myers FL Rev.	5.000%	12/1/25 (1)	7,340	7,504
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	820	900

Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20	1,000	1,008
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20	1,000	1,008
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21	280	281
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21	1,000	1,005
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22	1,000	1,001
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22	1,000	1,001
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23	500	499
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23	1,500	1,497
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/27	10,000	9,792
Hillsborough County FL IDA Rev. (Tampa Electric Co. Project) PUT	5.000%	3/15/12 (2)	8,000	8,106
Hillsborough County FL School Board COP	5.500%	7/1/14 (1)	4,370	4,780
Hillsborough County FL Util. Rev.	5.500%	8/1/13 (2)	10,000	11,092
Jacksonville FL Electric Auth. Rev. (St. John’s River Power Park)	5.000%	10/1/19 (1)	5,000	5,304
Jacksonville FL Electric Auth. Rev. (St. John’s River Power Park)	5.000%	10/1/20 (1)	5,000	5,275
Jacksonville FL Sales Taxes Rev.	5.500%	10/1/13 (3)	3,045	3,370
Lakeland FL Electric & Water Rev.	6.050%	10/1/12 (4)	10,000	11,214
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14 (2)(Prere.)	13,760	15,039
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14 (2)(Prere.)	10,910	11,924
Miami-Dade County FL School Board COP	5.250%	8/1/09 (2)	11,320	11,507
Miami-Dade County FL School Board COP	5.250%	8/1/10 (2)	12,140	12,336
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,356
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	3,155	3,219
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,536
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,053
Orange County FL School Board COP	5.000%	8/1/23 (3)	9,000	9,133
Orange County FL School Board COP	5.000%	8/1/24 (3)	4,000	4,043
Orange County FL Tourist Dev. Rev.	5.000%	10/1/20 (1)	25,345	26,630

			Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Orange County FL Tourist Dev. Rev.	5.000%	10/1/21	(1)	16,605	17,324
	Orange County FL Tourist Dev. Rev.	5.000%	10/1/27	(2)	12,630	12,731
	Orlando & Orange County FL Expressway Auth.	5.250%	7/1/14	(2)	4,000	4,309
	Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13	(ETM)	10,000	11,078
	Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14	(ETM)	5,000	5,577
1	Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	7,500	7,495
	Seminole County FL Water & Sewer Rev.	5.000%	10/1/23		5,000	5,227
	Seminole County FL Water & Sewer Rev.	5.000%	10/1/24		7,805	8,109
	South Florida Water Management Dist.	5.000%	10/1/13	(2)	5,000	5,364
	South Florida Water Management Dist.	5.000%	10/1/14	(2)	9,460	10,193
	South Florida Water Management Dist.	5.000%	10/1/15	(2)	5,800	6,259
	South Florida Water Management Dist.	5.000%	10/1/16	(2)	3,000	3,233
	Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.250%	12/1/20		10,000	10,180
	Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/11	(1)	3,000	3,096
	Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/24	(2)	15,350	15,658
						801,614
Georgia (4.6%)
	Atlanta GA Airport Fac. Rev.	5.875%	1/1/15	(3)	11,930	12,390
	Atlanta GA Airport Fac. Rev.	5.875%	1/1/16	(3)	5,000	5,181
	Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/33	(4)	9,000	9,128
	Atlanta GA Water & Wastewater Rev.	5.500%	11/1/10	(4)	10,000	10,716
	Atlanta GA Water & Wastewater Rev.	5.500%	11/1/11	(4)	10,000	10,890
	Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25	(4)	10,000	11,676
	Atlanta GA Water & Wastewater Rev.	5.750%	11/1/26	(4)	15,460	18,062
	Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27	(4)	6,635	7,752
	Atlanta GA Water & Wastewater Rev.	5.750%	11/1/28	(4)	7,500	8,758
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08		37,375	37,494
	DeKalb County GA Water & Sewer Rev.	5.250%	10/1/24		9,000	9,954
	DeKalb County GA Water & Sewer Rev.	5.250%	10/1/25		17,590	19,463
	DeKalb County GA Water & Sewer Rev.	5.250%	10/1/26		21,310	23,551
	Fulton County GA COP	5.750%	11/1/11	(2)	6,000	6,432
	Fulton County GA COP	6.000%	11/1/12	(2)	5,985	6,439
	Fulton County GA COP	6.000%	11/1/13	(2)	6,325	6,805
	Fulton County GA COP	6.000%	11/1/14	(2)	4,675	5,030
	Fulton County GA School Dist. GO	6.375%	5/1/10		8,095	8,409
	Georgia GO	7.400%	8/1/08	(ETM)	170	172
	Georgia GO	7.400%	8/1/08	(ETM)	20	20
	Georgia GO	7.100%	9/1/09		7,900	8,409
	Georgia GO	7.450%	1/1/10		4,000	4,332
	Georgia GO	6.250%	8/1/10		7,800	8,456
	Georgia GO	6.750%	9/1/10		8,000	8,784
	Georgia GO	5.700%	7/1/11		4,470	4,880
	Georgia GO	5.750%	9/1/11		2,500	2,744
	Georgia GO	5.000%	10/1/11		18,810	20,226
	Georgia GO	5.000%	11/1/11	(Prere.)	15,570	16,765
	Georgia GO	5.000%	11/1/11	(Prere.)	16,500	17,766
	Georgia GO	5.250%	12/1/11		18,320	19,906
	Georgia GO	5.400%	4/1/13		7,525	8,338
	Georgia GO	5.000%	10/1/13		21,050	23,097
	Georgia GO	5.500%	7/1/14		15,750	17,782
	Georgia GO	5.000%	10/1/14		19,250	21,258
	Georgia GO	5.500%	7/1/15		10,000	11,380
	Georgia GO	5.000%	10/1/15		21,910	24,290
	Georgia GO	5.000%	4/1/16		15,590	17,257
	Georgia GO	5.000%	7/1/16		8,000	8,776

Georgia GO	5.000%	7/1/16	10,000	11,087
Georgia GO	5.000%	10/1/16	24,515	27,223
Georgia GO	5.000%	10/1/18	20,735	22,622
Georgia GO	5.000%	9/1/19	7,580	8,108
Georgia GO	5.000%	12/1/22	14,535	15,563
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/15	31,260	34,169
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/16	41,105	44,800
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/17	36,000	39,214
Georgia Road & Tollway Auth. Rev.	5.000%	10/1/21	14,250	14,909
Georgia Road & Tollway Auth. Rev.	5.000%	10/1/22	10,355	10,834
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/14	9,385	10,100
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/15	8,775	9,431
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/16	9,000	9,686
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14	32,895	35,869
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/20	23,970	23,652
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	12,500	11,533

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	37,000	36,262
	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/27 (4)	22,445	23,365
					851,195
Hawaii (1.4%)
	Hawaii GO	5.625%	9/1/09 (4)(Prere.)	3,510	3,700
	Hawaii GO	6.000%	12/1/09 (3)	3,550	3,753
	Hawaii GO	5.750%	10/1/10 (1)(Prere.)	115	124
	Hawaii GO	5.875%	10/1/10 (1)(Prere.)	2,000	2,158
	Hawaii GO	6.000%	11/1/10 (4)	10,000	10,844
	Hawaii GO	5.750%	10/1/11 (1)	2,095	2,240
	Hawaii GO	5.375%	8/1/12 (3)	14,490	15,484
	Hawaii GO	5.375%	8/1/12 (3)	14,200	15,174
	Hawaii GO	5.625%	9/1/12 (4)	1,490	1,560
	Hawaii GO	5.750%	10/1/12 (1)	2,130	2,262
	Hawaii GO	5.375%	8/1/13 (3)	16,595	17,665
	Hawaii GO	5.375%	8/1/13 (3)	14,700	15,648
	Hawaii GO	5.375%	8/1/14 (3)	11,650	12,344
	Hawaii GO	5.375%	8/1/14 (3)	17,985	19,056
	Hawaii GO	5.750%	2/1/15 (4)	5,000	5,692
	Hawaii GO	5.000%	7/1/17 (2)	45,235	48,473
	Hawaii GO	5.000%	10/1/22 (1)	7,000	7,280
	Hawaii GO	5.000%	10/1/23 (1)	5,000	5,183
	Honolulu HI City & County GO	8.000%	10/1/09 (ETM)	3,620	3,908
1	Honolulu HI City & County GO	5.250%	7/1/14 (4)	10,000	10,916
1	Honolulu HI City & County GO	5.250%	7/1/15 (4)	7,500	8,236
1	Honolulu HI City & County GO	5.250%	7/1/16 (4)	7,500	8,242
1	Honolulu HI City & County GO	5.250%	7/1/17 (4)	7,625	8,399
1	Honolulu HI City & County GO	5.250%	7/1/18 (4)	9,110	10,011
	Honolulu HI City & County GO	5.000%	7/1/21 (4)	4,000	4,237
	Honolulu HI City & County GO	5.000%	7/1/23 (4)	3,625	3,796
	Honolulu HI City & County GO	5.000%	7/1/23 (1)	10,000	10,384
	Honolulu HI City & County GO	5.000%	7/1/24 (4)	5,070	5,282
					262,051
Illinois (2.8%)
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (3)	26,000	22,768
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/13 (3)	32,670	27,229
	Chicago IL Board of Educ. GO	5.000%	12/1/16 (4)	1,985	2,169
	Chicago IL Board of Educ. GO	5.000%	12/1/18 (4)	2,500	2,706
	Chicago IL Board of Educ. GO	5.000%	12/1/19 (4)	6,130	6,585
	Chicago IL Board of Educ. GO	5.000%	12/1/26 (4)	12,640	13,094
	Chicago IL GO	5.000%	1/1/21 (4)	18,155	19,061
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	5,540	6,054
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	7,150	7,813
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	15,715	17,173
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	13,425	14,671
	Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/09	3,000	3,172
	Chicago IL O’Hare International Airport Rev.	5.000%	1/1/21 (4)	15,960	16,835
	Chicago IL O’Hare International Airport Rev.	5.000%	1/1/22 (4)	18,595	19,465
	Chicago IL O’Hare International Airport Rev.	5.000%	1/1/23 (4)	15,475	16,112
	Chicago IL O’Hare International Airport Rev.	5.000%	1/1/24 (4)	20,000	20,712
	Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,595	3,923
	Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	4,035	4,403
	Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	2,000	2,182
	Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,200	3,492
	Chicago IL Water Rev.	0.000%	11/1/14 (2)	7,460	5,727

	Chicago IL Water Rev.	0.000%	11/1/15 (2)	7,555	5,503
1	Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.500%	8/15/28	25,260	25,494
	Illinois GO	5.000%	10/1/10	9,000	9,521
	Illinois GO	5.375%	7/1/12 (1)(Prere.)	5,500	6,022
	Illinois GO	5.250%	10/1/12	14,000	15,249
	Illinois GO	5.500%	8/1/13 (1)	14,005	15,555
	Illinois GO	5.375%	7/1/14 (1)	5,000	5,397
	Illinois GO	5.250%	10/1/14	40,000	43,685
	Illinois GO	5.500%	8/1/17 (1)	7,500	8,064
	Illinois GO	5.500%	8/1/18 (1)	6,000	6,385
	Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/10 (1)	5,000	5,060
	Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/11 (1)	4,000	4,048
	Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/12 (1)	4,280	4,331
	Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. & Health Systems) VRDO	2.770%	5/1/08 (1)	21,900	21,900
	Illinois Regional Transp. Auth. Rev.	9.000%	6/1/08 (2)	5,895	5,930
	Illinois Regional Transp. Auth. Rev.	9.000%	6/1/08 (2)	945	951

			Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09	(2)	1,030	1,105
	Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09	(2)	3,225	3,459
	Illinois Sales Tax Rev.	6.125%	6/15/10	(Prere.)	4,250	4,575
	Illinois Sales Tax Rev.	6.125%	6/15/14		6,850	7,317
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10	(2)	25,000	26,081
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/16	(1)	8,330	5,820
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/19	(3)	39,340	23,463
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/23	(1)	32,515	14,939
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/24	(1)	15,895	6,903
	Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/16	(1)	15,270	11,045
						523,148
Indiana (0.3%)
	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/25		11,000	10,876
	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26		15,000	14,756
	Indiana Muni. Power Agency Rev.	5.875%	1/1/10	(1)	4,500	4,719
	Indianapolis IN Local Public Improvement Rev. VRDO	4.500%	5/7/08	(1)	23,110	23,110
						53,461
Kansas (0.2%)
	Kansas Dev. Finance Auth. Rev. (Sisters of Charity) VRDO	2.650%	5/1/08		14,815	14,815
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/16		1,250	1,307
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/17		1,000	1,035
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/18		1,000	1,025
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/19		1,500	1,523
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/20		1,500	1,519
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/21		1,500	1,514
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/24		6,505	6,509
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/26		7,000	6,941
						36,188
Kentucky (0.6%)
1	Kentucky Property & Building Comm. Rev.	5.000%	11/1/24	(4)	5,000	5,245
	Kentucky Property & Building Comm. Rev.	5.750%	10/1/10	(Prere.)	3,500	3,766
	Kentucky Property & Building Comm. Rev.	5.750%	10/1/10	(Prere.)	6,135	6,602
	Kentucky Property & Building Comm. Rev.	5.250%	8/1/11	(4)(Prere.)	9,725	10,488
	Kentucky Property & Building Comm. Rev.	5.250%	8/1/11	(4)(Prere.)	11,815	12,742
	Kentucky Property & Building Comm. Rev.	5.375%	10/1/11	(1)(Prere.)	5,000	5,427
	Kentucky Property & Building Comm. Rev.	5.500%	8/1/12	(4)	10,000	10,989
	Kentucky Property & Building Comm. Rev.	5.250%	8/1/13	(4)	27,540	29,297
	Kentucky Property & Building Comm. Rev.	5.250%	8/1/15	(4)	15,480	16,467
1	Kentucky Property & Building Comm. Rev.	5.000%	11/1/26	(4)	6,000	6,248
						107,271
Louisiana (3.0%)
	Louisiana GO	5.750%	11/15/10	(3)(Prere.)	17,865	19,275
	Louisiana GO	5.750%	11/15/10	(3)(Prere.)	18,825	20,310
	Louisiana GO	5.750%	11/15/10	(3)(Prere.)	8,500	9,171
	Louisiana GO	5.000%	5/1/11	(4)	16,830	17,906
	Louisiana GO	5.000%	5/1/12	(4)	18,955	20,350
	Louisiana GO	5.500%	5/15/12	(3)	12,660	13,463

Louisiana GO	5.500%	5/15/13	(3)	5,345	5,663
Louisiana GO	5.000%	8/1/14	(1)	45,750	49,505
Louisiana GO	5.000%	5/1/18	(4)	25,710	27,578
Louisiana GO	5.000%	5/1/21	(4)	9,765	10,269
Louisiana GO	5.000%	5/1/23	(4)	32,565	33,893
Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/20	(3)	6,200	6,517
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/30	(3)	46,465	46,765
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries)	5.375%	7/1/08	(1)(Prere.)	4,990	5,067
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/15		4,055	4,188
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/17		3,000	3,050
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/27		31,665	31,104
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38		28,360	26,650
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43		48,295	45,687
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/18	(2)	14,470	14,719
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/21	(2)	20,000	19,881
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/22	(2)	14,160	13,976
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/23	(2)	10,000	9,782
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37		110,000	100,945
					555,714
Maryland (0.8%)
Maryland Dept. of Transp.	5.000%	3/1/15		7,600	8,375
Maryland Dept. of Transp.	5.000%	3/1/16		5,900	6,510
Maryland GO	5.500%	7/15/09		16,490	17,161

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	8/1/12	10,000	10,825
Maryland GO	5.000%	8/1/13	23,550	25,783
Maryland GO	5.500%	3/1/16	8,035	9,169
Maryland GO	5.000%	3/15/17	17,540	19,422
Maryland GO	5.000%	8/1/17	15,760	17,105
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,263
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,245
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.625%	7/1/10 (Prere.)	4,000	4,390
Maryland Transp. Auth. Rev.	5.000%	3/1/16	2,500	2,739
Maryland Transp. Auth. Rev.	5.000%	3/1/17	5,000	5,475
Montgomery County MD GO	5.000%	11/1/10	9,770	10,387
Washington Suburban Sanitation Dist. Maryland GO	5.000%	6/1/13	7,800	8,520
				153,369
Massachusetts (6.3%)
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13	5,785	6,247
Chelsea MA GO	5.500%	6/15/09 (2)	3,000	3,115
Chelsea MA GO	5.500%	6/15/11 (2)	5,000	5,067
Chelsea MA GO	5.500%	6/15/12 (2)	5,000	5,067
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/21	6,840	7,818
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/22	13,000	14,145
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/23	10,000	10,843
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24	10,525	11,999
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24 (1)	5,000	5,681
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/28	10,000	11,029
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/13 (1)	16,670	18,050
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/14 (1)	7,340	7,908
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/15 (1)	8,310	8,944
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/16 (1)	3,500	3,767
Massachusetts GAN	5.125%	6/15/10	10,755	11,028
Massachusetts GAN	5.250%	6/15/10	23,675	24,295
Massachusetts GAN	5.125%	12/15/10	5,000	5,126
Massachusetts GAN	5.250%	12/15/10	26,275	27,022
Massachusetts GAN	5.125%	6/15/11	8,555	8,766
Massachusetts GAN	5.250%	6/15/11	15,000	15,427
Massachusetts GAN	5.250%	12/15/11	14,820	15,241
Massachusetts GAN	5.750%	12/15/11	20,000	21,457
Massachusetts GAN	5.750%	6/15/12	11,280	12,070
Massachusetts GAN	5.125%	12/15/12	5,000	5,123
Massachusetts GAN	5.125%	6/15/13	5,000	5,123
Massachusetts GAN	5.750%	6/15/13	10,000	10,700
Massachusetts GO	6.000%	2/1/10 (Prere.)	5,450	5,815
Massachusetts GO	5.750%	6/1/10 (Prere.)	10,000	10,675
Massachusetts GO	5.500%	11/1/16 (ETM)	25,000	28,636
Massachusetts GO	5.500%	11/1/16 (1)(ETM)	75,000	85,908
Massachusetts GO	5.500%	11/1/16 (2)	50,000	57,272
Massachusetts GO	5.500%	11/1/17 (1)	20,000	22,824
Massachusetts GO	5.500%	11/1/17 (4)	7,000	7,983
Massachusetts GO	5.500%	10/1/18	10,000	11,350
Massachusetts GO	5.250%	8/1/21	10,000	11,116
Massachusetts GO	5.250%	8/1/21 (2)	19,985	22,130

Massachusetts GO	5.250%	8/1/22	20,000	22,143
Massachusetts GO	5.250%	8/1/23	20,000	22,084
Massachusetts GO	5.250%	9/1/23 (4)	34,680	38,391
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/09 (1)	4,215	4,276
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/10 (1)	4,440	4,503
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/11 (1)	4,670	4,734
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/12 (1)	1,850	1,876
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/12	10,000	10,455
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/20	1,810	1,781
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/28	2,640	2,507
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/12 (1)	22,865	24,427
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/13 (1)	20,000	21,154
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/21 (4)	41,095	43,165
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/23 (4)	6,800	7,078
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	8,685	9,469
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/19 (3)	5,000	5,245
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/26 (3)	32,360	35,197
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/28 (3)	11,075	12,039
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/08 (Prere.)	2,565	2,610
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/08 (Prere.)	2,360	2,401
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/09	435	443

		Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	970	1,025
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,510	1,596
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,165	1,231
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,165	1,231
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/10		3,835	4,036
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11		830	844
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11	(ETM)	6,475	6,983
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/11		3,180	3,341
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/12		295	300
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/12		4,945	5,196
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/13		3,835	4,029
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/14		140	142
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20		27,360	30,770
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20		7,500	8,435
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/21		6,955	7,779
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/21		13,955	15,294
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		6,500	7,289
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		11,805	13,238
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/25		5,355	5,956
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/10	(ETM)	30,220	32,847
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	(ETM)	37,515	44,042
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21	(2)	11,135	11,874
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/22	(2)	27,710	29,350
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/23	(2)	29,865	31,455
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/24	(2)	19,920	20,863
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/25	(2)	6,380	6,682
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/26	(2)	6,710	7,005
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/32	(4)	5,000	5,433
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/19	(2)	25,625	27,034
					1,156,045
Michigan (2.1%)
Detroit MI Sewer System Rev.	5.000%	7/1/13	(4)(Prere.)	15,665	17,092
Detroit MI Sewer System Rev.	5.125%	7/1/15	(1)(Prere.)	12,375	13,739
Detroit MI Sewer System Rev.	0.000%	7/1/16	(3)	7,500	5,208
Detroit MI Water Supply System	5.000%	7/1/19	(1)	5,000	5,240
Detroit MI Water Supply System	5.000%	7/1/20	(1)	7,665	7,975
Detroit MI Water Supply System	5.000%	7/1/20	(4)	8,535	9,048
Detroit MI Water Supply System	5.000%	7/1/22	(1)	4,000	4,116
Detroit MI Water Supply System	5.000%	7/1/23	(1)	4,000	4,094
Detroit MI Water Supply System	5.000%	7/1/24	(4)	27,425	28,466
Detroit MI Water Supply System	5.000%	7/1/25	(4)	9,955	10,333
Kent Hosp. MI Finance Auth. Rev. (Metro. Hosp.) PUT	5.500%	1/15/15		11,500	12,056
Kent Hosp. MI Finance Auth. Rev. PUT	5.250%	1/15/14		10,000	10,338
Michigan Building Auth. Rev.	5.500%	10/15/11	(Prere.)	8,440	9,173
Michigan Building Auth. Rev.	5.500%	10/15/11	(Prere.)	6,010	6,532
Michigan Building Auth. Rev.	5.500%	10/15/12		6,695	7,208
Michigan Building Auth. Rev.	5.250%	10/15/13	(4)	12,000	13,203
Michigan Building Auth. Rev.	5.250%	10/15/13		2,500	2,573
Michigan Building Auth. Rev.	5.500%	10/15/13		6,000	6,434
Michigan Building Auth. Rev.	5.250%	10/15/14	(4)	15,000	16,382
Michigan Building Auth. Rev.	5.500%	10/15/14		10,000	10,724
Michigan Building Auth. Rev.	5.250%	10/15/15	(4)	22,445	24,411
Michigan Building Auth. Rev.	5.500%	10/15/15		5,000	5,362
Michigan Building Auth. Rev.	5.250%	10/15/16	(4)	9,000	9,788
Michigan GO	5.500%	11/1/09	(Prere.)	5,120	5,363
Michigan GO	5.500%	11/1/09	(Prere.)	5,395	5,651
Michigan GO	5.500%	12/1/13		6,125	6,845
Michigan GO	5.000%	5/1/17		33,880	36,974
Michigan GO	5.000%	5/1/18		13,485	14,689
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12		9,595	10,140

Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.300%	10/1/11	(ETM)	10,840	11,071
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/13	(ETM)	4,000	4,087
Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)	5.000%	11/15/26	(1)	13,115	13,184
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.750%	10/1/10	(Prere.)	10,390	11,276
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10	(Prere.)	7,680	8,357
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10	(Prere.)	10,740	11,687
					378,819
Minnesota (3.1%)
Minnesota GO	5.000%	11/1/09		21,000	21,877
Minnesota GO	5.000%	10/1/10		28,175	29,893
Minnesota GO	5.000%	11/1/10		27,915	29,670

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota GO	5.000%	10/1/11	26,795	28,804
Minnesota GO	5.000%	11/1/11	24,545	26,420
Minnesota GO	5.000%	6/1/12	18,000	19,430
Minnesota GO	5.000%	10/1/12	28,800	31,241
Minnesota GO	5.000%	11/1/12	21,920	23,809
Minnesota GO	5.000%	11/1/12	19,775	21,479
Minnesota GO	5.000%	8/1/13	5,780	6,325
Minnesota GO	5.000%	10/1/13	35,445	38,873
Minnesota GO	5.000%	11/1/13	28,270	31,039
Minnesota GO	5.000%	11/1/13	19,500	21,410
Minnesota GO	5.000%	11/1/14	19,775	21,846
Minnesota GO	5.000%	11/1/15	19,775	21,924
Minnesota GO	5.000%	6/1/16	3,000	3,322
Minnesota GO	5.000%	11/1/16	19,735	21,911
Minnesota GO	5.000%	10/1/17	8,225	8,932
Minnesota GO	5.000%	8/1/19	20,570	22,409
Minnesota GO	5.000%	8/1/22	23,370	24,956
Minnesota GO	5.000%	8/1/23	30,570	32,475
Minnesota GO	5.000%	8/1/24	22,070	23,324
Minnesota GO	5.000%	8/1/25	30,570	32,211
Minnesota GO	5.000%	8/1/26	15,530	16,303
Northern Minnesota Muni. Power Agency Electric System Rev.	5.250%	1/1/12 (4)	6,000	6,227
Univ. of Minnesota Special Purpose Rev.	5.000%	8/1/24	5,000	5,220
Univ. of Minnesota Special Purpose Rev.	5.000%	8/1/25	6,755	7,028
				578,358
Mississippi (0.7%)
Mississippi GO	6.000%	11/1/09 (Prere.)	9,225	9,731
Mississippi GO	6.000%	11/1/09 (Prere.)	9,725	10,258
Mississippi GO	5.750%	11/1/10 (Prere.)	4,825	5,201
Mississippi GO	5.750%	11/1/10 (Prere.)	5,205	5,611
Mississippi GO	5.750%	11/1/10 (Prere.)	5,540	5,972
Mississippi GO	5.750%	11/1/10 (Prere.)	7,860	8,473
Mississippi GO	5.750%	11/1/10 (Prere.)	4,665	5,029
Mississippi GO	5.750%	12/1/11	6,000	6,596
Mississippi GO	5.500%	9/1/12 (4)	5,000	5,501
Mississippi GO	5.500%	12/1/16	8,435	9,520
Mississippi GO	5.500%	12/1/17	4,000	4,526
Mississippi GO	5.000%	12/1/20	16,165	17,349
Mississippi GO	5.000%	12/1/21	16,890	18,003
Mississippi GO	5.250%	11/1/22	8,245	9,102
				120,872
Missouri (1.3%)
Missouri Board Public Building Special Obligation Rev.	5.250%	10/15/09	10,640	11,102
Missouri Board Public Building Special Obligation Rev.	5.000%	10/15/27	13,275	13,606
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/12	4,190	4,610
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/13	5,250	5,855
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal—Presbyterian Hosp.)	5.500%	12/1/12 (4)	3,365	3,615
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal—Presbyterian Hosp.)	5.500%	12/1/13 (4)	3,580	3,827
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal—Presbyterian Hosp.)	5.500%	12/1/14 (4)	3,780	4,022

Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	3,430	3,699
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	2,000	2,157
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	3,000	3,236
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/12 (Prere.)	11,410	12,343
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/22	18,735	19,784
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/23	22,355	23,498
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/24	88,030	92,165
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/26	13,000	13,521
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11 (1)(Prere.)	11,560	12,547
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11 (1)(Prere.)	10,260	11,136
				240,723
Montana (0.1%)
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/09 (1)	3,330	3,370
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/10 (1)	2,445	2,474
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/11 (1)	4,980	5,039
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/12 (1)	2,725	2,758
				13,641
Nevada (1.4%)
Clark County NV Airport Improvement Rev.	5.375%	7/1/10 (1)	8,470	8,588
Clark County NV Airport Improvement Rev.	5.250%	7/1/12 (1)	4,225	4,279
Clark County NV GO	8.000%	6/1/08 (2)	5,285	5,313

			Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Clark County NV GO	8.000%	6/1/08	(2)	4,590	4,614
	Clark County NV GO	7.500%	6/1/09	(2)	1,115	1,179
	Clark County NV GO	7.500%	6/1/09	(2)	5,710	6,039
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/10	(1)	6,435	6,523
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/11	(1)	9,445	9,571
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/12	(1)	8,295	8,403
	Clark County NV School Dist. GO	5.375%	6/15/12	(1)(Prere.)	28,385	31,052
	Clark County NV School Dist. GO	5.375%	6/15/12	(1)(Prere.)	29,765	32,561
	Clark County NV School Dist. GO	5.000%	6/15/18		8,000	8,688
	Clark County NV School Dist. GO	5.000%	6/15/19		13,750	14,806
	Clark County NV School Dist. GO	5.000%	6/15/20		14,335	15,322
	Clark County NV School Dist. GO	5.000%	6/15/21		14,980	15,902
	Clark County NV School Dist. GO	5.000%	6/15/22		14,655	15,456
	Clark County NV School Dist. GO	5.000%	6/15/23		16,360	17,162
	Henderson NV Health Care Fac. Rev.	5.625%	7/1/24		5,000	5,116
	Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09	(2)(Prere.)	5,000	5,269
	Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09	(2)(Prere.)	4,500	4,742
	Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/11	(2)	10,000	10,440
	Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/20	(3)	5,660	5,951
	Nevada GO	5.250%	5/15/08	(Prere.)	6,000	6,008
	Nevada GO	6.000%	5/15/10		6,680	7,140
	Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/12	(4)	5,335	5,731
	Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/13	(4)	4,790	5,137
						260,992
New Jersey (6.1%)
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24	(1)	6,000	6,676
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/26	(1)	3,500	3,884
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/30	(1)	10,000	11,086
	Garden State Preservation Trust New Jersey	5.750%	11/1/28	(4)	40,220	45,419
	Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/09		4,000	4,166
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/18		25,000	24,975
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/19		14,000	13,993
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24		12,000	11,601
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13		12,315	13,184
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14		10,900	11,719
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/23	(1)	81,630	90,790
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24	(2)	60,000	66,737
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25	(4)	18,130	20,554
1	New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14	(4)	40,955	43,202
1	New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/15	(4)	15,000	15,847
	New Jersey GO	5.500%	8/1/11		3,500	3,793
	New Jersey GO	5.250%	7/1/14	(4)	25,000	27,759
	New Jersey GO	5.250%	7/1/15	(4)	50,000	55,806

	New Jersey GO	5.250%	7/15/15	(2)	9,000	10,012
1	New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/16		8,420	8,787
1	New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/17		8,875	9,191
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	170	175
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	155	160
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	965	994
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/10	(1)	7,880	8,083
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/11	(1)	8,230	8,434
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/12	(1)	1,845	1,891
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/14	(1)	1,885	1,932
	New Jersey Health Care Fac. Financing Auth. Rev. VRDO	2.360%	5/7/08	LOC	9,500	9,500
	New Jersey Transp. Corp. COP	5.500%	9/15/10	(2)	12,500	13,221
	New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)	15,000	15,558
	New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)(Prere.)	25,000	26,863
	New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)(Prere.)	28,470	30,591
	New Jersey Transp. Corp. COP	5.250%	9/15/15	(2)	10,000	10,888
	New Jersey Transp. Corp. COP	5.500%	9/15/15	(4)(2)	5,000	5,523
	New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11	(1)(ETM)	7,510	8,365
	New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11	(1)	12,490	13,809
	New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	30,000	33,347
	New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	20,000	22,231
	New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	19,720	21,920
	New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	10,280	11,427
	New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12	(1)	12,490	14,306
	New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12	(1)(ETM)	7,510	8,693
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14	(3)(Prere.)	16,400	18,258
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20	(3)	83,500	94,486
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24	(3)	25,000	28,462

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10 (1)(Prere.)	3,440	3,619
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10 (1)(Prere.)	12,775	13,440
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(ETM)	7,475	7,888
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)	27,745	29,111
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25 (2)	14,000	15,524
New Jersey Turnpike Auth. Rev.	5.250%	1/1/26 (4)	10,000	11,023
New Jersey Turnpike Auth. Rev.	5.250%	1/1/27 (4)	12,035	13,246
New Jersey Turnpike Auth. Rev.	5.250%	1/1/28 (4)	12,000	13,182
New Jersey Turnpike Auth. Rev.	5.250%	1/1/29 (4)	5,000	5,472
Rutgers State Univ. New Jersey	6.400%	5/1/13	4,015	4,344
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12	6,385	6,244
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/13	14,945	14,951
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15	11,425	11,231
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/16	14,585	14,290
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/17	15,925	15,494
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/18	16,475	15,905
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/19	30,595	29,238
				1,132,500
New Mexico (0.7%)
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10 (3)	30,000	30,107
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13 (2)	12,895	14,004
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/20 (1)	30,525	32,822
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (1)	28,000	29,919
New Mexico Highway Comm. Tax Rev.	5.750%	6/15/10 (Prere.)	16,310	17,430
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	12,780	13,723
				138,005
New York (6.6%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/23 (4)	7,000	7,746
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/24 (4)	3,750	4,150
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/25 (4)	3,000	3,314
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/09 (2)	6,000	6,264
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/12	40,505	43,396
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18 (1)	27,900	29,834
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/20 (1)	10,000	10,523
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (3)	10,000	10,325
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (1)	33,115	34,623
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/12 (1)(Prere.)	8,100	8,691
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.500%	10/1/10 (1)(Prere.)	4,500	4,824
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/11 (ETM)	21,200	19,363
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/09 (2)(ETM)	5,340	5,508
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/15 (2)	45,130	48,680
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/09 (4)(ETM)	20,000	20,608
New York City NY GO	5.250%	8/1/10	27,000	28,450
New York City NY GO	5.250%	8/1/11	30,000	32,058
New York City NY GO	5.250%	8/1/13	18,015	19,608
New York City NY GO	5.750%	8/1/13 (2)	8,500	9,370

New York City NY GO	5.750%	8/1/15 (2)	38,000	41,431
New York City NY GO	5.000%	8/1/19	12,630	13,385
New York City NY GO	5.000%	8/1/20	10,000	10,524
New York City NY GO	5.000%	8/1/21	10,000	10,455
New York City NY GO	5.000%	8/1/22	10,000	10,405
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/19	7,500	7,967
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/24 (1)	12,500	12,960
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/25 (1)	12,000	12,408
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09 (Prere.)	7,570	7,869
New York City NY Transitional Finance Auth. Rev.	5.125%	5/15/09 (3)(Prere.)	5,195	5,406
New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/09 (Prere.)	12,585	13,112
New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/09 (Prere.)	5,000	5,210
New York City NY Transitional Finance Auth. Rev.	5.750%	8/15/09 (3)(Prere.)	14,740	15,548
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/10 (Prere.)	3,500	3,728
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10 (Prere.)	5,960	6,374
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10 (Prere.)	4,365	4,668
New York City NY Transitional Finance Auth. Rev.	5.875%	5/1/10 (Prere.)	6,000	6,471
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13	14,000	14,965
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/14	5,000	5,324
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/18 (2)	5,000	5,250
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/09 (Prere.)	1,170	1,218
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/09 (Prere.)	2,235	2,326
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/09 (Prere.)	70	73
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/09 (Prere.)	9,685	10,065
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/09 (Prere.)	315	327

		Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Auth. Rev. Future Tax	5.500%	2/15/10	(Prere.)	5,945	6,332
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	8/1/21		51,100	54,194
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/11	(1)(Prere.)	4,090	4,445
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13	(1)	11,500	12,436
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13	(1)	14,645	15,808
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/11		4,160	4,494
New York State Dormitory Auth. Rev. (Jewish Medical Center)	5.250%	7/1/08	(1)(Prere.)	4,000	4,061
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	8/15/08	(1)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	8/15/08	(1)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	2/15/11	(1)	7,360	7,482
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/23	(3)	6,415	6,518
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/24	(3)	6,740	6,825
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/13		2,135	2,340
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/14		3,250	3,577
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/20		33,000	35,635
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/21		34,650	37,154
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23		36,950	39,164
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23		5,000	5,221
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/25	(2)	8,740	9,721
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11	(2)	4,040	4,108
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/10	(2)	3,920	4,070
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/11	(2)	3,610	3,737
New York State Power Auth. Rev.	5.250%	11/15/12	(Prere.)	20,710	22,767
New York State Power Auth. Rev.	5.250%	11/15/12	(Prere.)	35,425	38,943
New York State Thruway Auth. Rev.	5.000%	1/1/20	(1)	9,440	10,175
New York State Thruway Auth. Rev.	5.000%	1/1/22	(3)	10,000	10,605
New York State Thruway Auth. Rev.	5.000%	1/1/23	(2)	20,000	20,850
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.250%	4/1/10	(4)(ETM)	6,725	7,218
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/11	(3)	4,000	4,040
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/12	(3)	6,220	6,283
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/12	(1)	20,000	21,863

	New York State Thruway Auth. Rev. (Personal Income Tax)	5.500%	3/15/12	(1)(Prere.)	3,000	3,285
	New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/22	(1)	23,030	25,971
3	New York State Urban Dev. Corp. Rev. (Personal Income Tax) TOB VRDO	3.570%	5/7/08	(2)(Prere.)	26,670	26,670
	Suffolk County NY Water Auth. Rev.	6.800%	6/1/12	(ETM)	10,060	10,975
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		10,000	10,328
	Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12		50,000	50,414
	Triborough Bridge & Tunnel Auth. New York Rev.	6.600%	1/1/10	(ETM)	55,325	57,926
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/12	(ETM)	15,530	16,379
	Triborough Bridge & Tunnel Auth. New York Rev.	6.000%	1/1/12	(ETM)	12,000	12,826
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17		20,000	21,418
						1,221,072
North Carolina (3.2%)
	Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)	5.250%	10/1/09	(Prere.)	10,000	10,499
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/11		25,000	26,028
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/12		14,875	15,571
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13		25,000	26,308
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14		15,000	15,927
	North Carolina Eastern Muni. Power Agency Rev.	5.300%	1/1/15		4,000	4,152
1	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16		4,000	4,154
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/16		3,000	3,104
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/17		4,700	4,839
	North Carolina GO	5.000%	6/1/09		15,000	15,487
	North Carolina GO	5.000%	6/1/10		13,820	14,565
	North Carolina GO	5.250%	6/1/11		10,375	11,168
	North Carolina GO	5.000%	3/1/12		7,400	7,967
	North Carolina GO	5.000%	4/1/14		42,045	46,179
	North Carolina GO	5.000%	5/1/14		30,280	32,825
	North Carolina GO	5.000%	3/1/15		12,875	14,204
	North Carolina GO	5.000%	3/1/16		23,510	26,009
	North Carolina GO	5.000%	9/1/16		10,000	11,099
	North Carolina GO	5.000%	3/1/17		10,000	11,062
	North Carolina GO	5.000%	3/1/18		25,000	27,418
	North Carolina GO	5.000%	3/1/19		22,520	24,491
	North Carolina GO	5.000%	3/1/20		20,000	21,249
	North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/18	(4)	9,675	10,462
	North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/19	(4)	10,000	10,723
	North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/21	(4)	10,000	10,580
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/09	(1)	8,500	8,660
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/16	(4)	10,000	10,770
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/17	(4)	15,290	16,433

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/18 (1)	69,720	73,152
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/19 (1)	38,600	40,400
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/20 (1)	10,000	10,397
	Wake County NC Public Improvement GO	5.000%	3/1/18	22,415	24,583
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	2,380	2,600
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,970	2,152
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/13	1,500	1,620
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/14	1,240	1,339
					598,176
Ohio (3.1%)
	Akron OH GO	5.000%	12/1/18 (2)	5,300	5,701
	Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24	75,250	70,654
	Cincinnati OH City School Dist. GO	5.250%	12/1/20 (3)	7,000	7,699
	Cincinnati OH City School Dist. GO	5.250%	12/1/21 (3)	5,710	6,246
	Cincinnati OH City School Dist. GO	5.250%	12/1/22 (3)	10,000	10,896
	Cincinnati OH City School Dist. GO	5.250%	12/1/23 (3)	5,000	5,434
	Cincinnati OH City School Dist. GO	5.250%	12/1/24 (3)	10,000	10,857
	Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	8,150	9,025
	Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	14,710	16,290
	Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	5,000	5,537
	Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	9,185	10,172
	Cleveland OH GO	5.500%	8/1/08 (1)	6,295	6,348
	Cleveland OH Public Power System Rev.	5.000%	11/15/21 (3)	7,455	7,639
	Cleveland OH Public Power System Rev.	5.000%	11/15/22 (3)	14,065	14,359
	Cleveland OH Public Power System Rev.	5.000%	11/15/23 (3)	7,705	7,822
	Cleveland OH Public Power System Rev.	5.000%	11/15/24 (3)	7,350	7,431
	Cleveland OH Water Works Rev.	5.250%	1/1/09 (4)	795	805
	Cleveland OH Water Works Rev.	5.250%	1/1/10 (4)	2,745	2,778
	Cleveland OH Water Works Rev.	5.375%	1/1/13 (4)	3,455	3,721
	Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,619
	Columbus OH GO	5.500%	7/1/10	10,380	11,065
	Hamilton County OH Sales Tax Rev.	5.000%	12/1/18 (2)	7,950	8,530
	Hamilton County OH Sales Tax Rev.	5.000%	12/1/19 (2)	22,380	23,845
	Hamilton County OH Sales Tax Rev.	5.000%	12/1/23 (2)	21,215	22,085
	Kent State Univ. Ohio Univ. Rev. VRDO	3.350%	5/7/08 (1)	27,300	27,300
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/12	6,800	7,321
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/13 (1)	3,000	3,067
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/13	6,810	7,293
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/14	6,000	6,392
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/15	4,000	4,237
1	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,624

1	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,624
1	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,029
1	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,029
1	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,747
1	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,747
	Montgomery County OH Rev. (Catholic Health Initiatives)	5.000%	5/1/30	20,000	19,921
	Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	10/1/11 (4)(Prere.)	6,605	7,196
	Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/12 (4)	5,000	5,394
	Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/13 (4)	3,000	3,228
	Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/17	5,565	6,170
	Ohio GO	5.625%	5/1/10 (Prere.)	5,065	5,383
	Ohio GO	7.625%	8/1/10	3,510	3,903
	Ohio GO	5.375%	2/1/11 (Prere.)	7,645	8,195
	Ohio GO	5.375%	2/1/11 (Prere.)	3,485	3,736
	Ohio GO	5.375%	2/1/11 (Prere.)	7,255	7,777
	Ohio GO	5.375%	2/1/11 (Prere.)	5,000	5,360
	Ohio GO	5.375%	2/1/11 (Prere.)	5,500	5,896
	Ohio GO	5.250%	8/1/13 (4)	12,435	13,713
	Ohio GO	5.500%	8/1/13	2,945	3,289
	Ohio GO	5.500%	11/1/14	11,185	12,629
	Ohio GO	5.000%	9/15/18	12,755	13,790
	Ohio GO	5.000%	11/1/18	7,710	8,342
	Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/14	3,710	4,005
	Ohio Higher Educ. GO	5.000%	8/1/12	6,525	7,052
	Ohio Higher Educ. GO	5.000%	11/1/23	8,905	9,360
	Ohio Higher Educ. GO	5.000%	2/1/25	5,000	5,185
	Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,165
	Ohio Infrastructure Improvement GO	5.000%	9/1/24	8,720	9,072
	Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/21	5,540	6,341
	Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/21	5,555	6,378

				Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Univ. of Cincinnati OH General Receipts	5.500%	6/1/13	(3)	2,700	2,891
	Univ. of Cincinnati OH General Receipts	5.500%	6/1/14	(3)	1,000	1,066
						577,405
Oklahoma (0.4%)
	Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11	(2)	7,600	8,225
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/25	(2)	15,070	15,452
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/26	(2)	12,000	12,290
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/27	(2)	20,110	20,546
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/29	(2)	13,930	14,147
	Oklahoma Turnpike Auth.	5.500%	1/1/09	(3)	6,000	6,148
						76,808
Oregon (0.7%)
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/09		7,715	7,909
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/10		9,955	10,393
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/12		2,955	3,179
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/13		5,580	5,972
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/14		5,825	6,207
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/15		4,395	4,661
	Oregon State Dept. Administrative Services	5.750%	4/1/09	(4)(Prere.)	3,000	3,128
	Oregon State Dept. Administrative Services	5.750%	4/1/09	(4)(Prere.)	8,715	9,087
	Oregon State Dept. Administrative Services	5.750%	4/1/09	(4)(Prere.)	2,500	2,607
	Oregon State Dept. Administrative Services	5.750%	4/1/10	(4)	7,560	7,866
	Oregon State Dept. Administrative Services	5.000%	4/1/25	(4)	5,675	5,954
	Oregon State Dept. Administrative Services	5.000%	4/1/26	(4)	11,210	11,718
	Portland OR Sewer System Rev.	5.000%	6/1/12	(1)	27,230	29,312
	Portland OR Sewer System Rev.	5.000%	8/1/18	(4)	11,470	12,522
						120,515
Pennsylvania (4.5%)
	Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/24	(1)	14,050	14,532
	Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25	(1)	10,000	10,343
	Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/17		3,790	3,663
	Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/18		3,985	3,795
	Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/19		4,175	3,929
	Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/26		13,070	11,196
	Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		25,000	25,083
	Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.000%	1/1/09		5,355	5,376
3	Delaware River Port Auth. Pennsylvania & New Jersey Rev. TOB VRDO	2.460%	5/7/08	(4)	8,000	8,000

3	Delaware River Port Auth. Pennsylvania & New Jersey Rev. TOB VRDO	2.460%	5/7/08	(4)	9,995	9,995
	Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16	(3)(ETM)	3,000	3,446
	Pennsylvania GO	5.000%	3/1/11		14,735	15,653
	Pennsylvania GO	5.250%	2/1/12	(3)	5,000	5,401
	Pennsylvania GO	5.000%	3/1/12		24,335	26,125
	Pennsylvania GO	5.500%	5/1/12	(4)(Prere.)	10,000	10,930
	Pennsylvania GO	5.250%	7/1/12		25,200	27,437
	Pennsylvania GO	5.000%	10/1/12	(3)	9,430	10,205
	Pennsylvania GO	5.000%	7/1/14	(1)	5,850	6,333
	Pennsylvania GO	5.000%	9/1/14	(4)	25,000	27,456
	Pennsylvania GO	5.250%	7/1/15		49,130	54,834
	Pennsylvania GO	5.375%	7/1/18	(4)	13,000	14,701
	Pennsylvania GO	5.000%	3/1/20		18,270	19,601
	Pennsylvania GO	5.000%	11/1/20		17,730	19,094
	Pennsylvania GO	5.000%	1/1/22		37,805	39,819
	Pennsylvania GO	5.000%	1/1/23		39,695	41,624
	Pennsylvania GO	5.000%	10/1/23		10,900	11,473
	Pennsylvania GO	5.000%	1/1/25		23,760	24,741
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/11	(4)	8,195	8,502
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/12	(4)	2,750	2,846
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/13	(4)	4,000	4,140
	Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/11	(3)	10,000	10,246
	Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/12	(3)	6,660	6,806
	Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/13	(3)	5,000	5,108
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23	(4)	7,130	7,459
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23	(4)	10,600	11,089
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24	(4)	11,130	11,587
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24	(4)	17,370	18,083
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25	(4)	31,415	32,704
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25	(4)	11,685	12,164
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/26	(4)	12,270	12,738
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/08	(2)(Prere.)	1,665	1,712
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)(ETM)	4,095	4,197
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)	460	471

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	410	420
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	2,875	2,948
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/17 (2)	5,155	5,497
	Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25 (12)	5,000	5,242
	Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/26 (12)	2,105	2,200
	Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/27 (12)	5,575	5,808
	Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/29 (12)	4,600	4,754
	Philadelphia PA Airport Parking Auth.	5.250%	9/1/10 (2)	4,875	4,932
	Philadelphia PA GO	5.250%	3/15/09 (4)(Prere.)	3,610	3,743
	Philadelphia PA GO	5.125%	5/15/09 (3)	2,000	2,042
	Philadelphia PA GO	5.125%	5/15/10 (3)	11,695	12,021
	Philadelphia PA GO	5.125%	5/15/11 (3)	12,290	12,662
	Philadelphia PA GO	5.125%	5/15/12 (3)	4,975	5,115
	Philadelphia PA GO	5.125%	5/15/13 (3)	5,000	5,141
	Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	24,997
	Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	14,421
	Philadelphia PA Gas Works Rev.	5.500%	7/1/09 (4)	10,820	10,874
	Philadelphia PA Gas Works Rev.	5.250%	7/1/10 (4)	10,180	10,224
	Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	5,000	5,021
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children’s Hosp. of Philadelphia) VRDO	2.620%	5/1/08	10,500	10,500
	Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/11 (3)	4,695	4,797
	Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/13 (4)	11,105	12,192
	Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	5,965	6,546
	Philadelphia PA School Dist. GO	6.250%	9/1/08 (2)	4,000	4,045
	Philadelphia PA School Dist. GO	6.250%	9/1/09 (2)	2,080	2,160
	Philadelphia PA School Dist. GO	5.500%	8/1/12 (3)	10,815	11,662
	Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	18,745	19,461
	Philadelphia PA School Dist. GO	5.000%	8/1/21 (2)	10,000	10,320
	Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.850%	12/1/11 (Prere.)	4,860	5,385
					829,767
Puerto Rico (2.3%)
	Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (1)	35,430	36,591
	Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (4)	5,000	5,315
	Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/20 (1)	18,245	18,860
	Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21 (1)	24,790	25,564
	Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	17,800	18,898
	Puerto Rico GO	5.500%	7/1/11 (4)	8,500	9,079
	Puerto Rico GO	5.500%	7/1/13 (1)	5,000	5,366
	Puerto Rico GO	5.500%	7/1/14 (1)	5,000	5,386
	Puerto Rico GO	5.250%	7/1/20	14,955	15,014
	Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/11 (1)	2,835	3,076
	Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/13 (1)	7,220	7,993
	Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/15 (1)	5,590	6,319
	Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/16 (3)	8,885	9,025
	Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22 (3)	7,580	7,527
3	Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds TOB VRDO	2.450%	5/7/08 (ETM)	37,960	37,960
	Puerto Rico Muni. Finance Agency	5.875%	8/1/09 (4)(Prere.)	4,000	4,221
	Puerto Rico Muni. Finance Agency	5.750%	8/1/12 (4)	2,470	2,574

Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/11 (3)	48,810	43,456
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/12 (3)	34,465	29,255
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (Prere.)	13,600	14,878
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/17 (2)	6,390	6,900
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/18 (2)	6,430	6,909
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/29	11,400	11,199
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)(11)(ETM)	19,980	23,655
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)(12)(ETM)	17,110	20,257
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	43,740	45,730
				421,007
Rhode Island (0.3%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (1)(ETM)	18,465	19,634
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (1)(ETM)	8,385	8,479
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/09 (4)	3,335	3,452
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/10 (4)	3,000	3,175
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/11 (4)	5,000	5,374
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/12 (4)	5,000	5,434
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing— Lifespan Obligation)	5.000%	5/15/26 (4)	5,000	5,083
				50,631
South Carolina (0.9%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/26	10,000	10,213
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/27	33,070	33,752

		Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28		5,330	5,426
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.250%	8/15/12	(Prere.)	13,000	14,694
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/22	(3)	9,950	4,566
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/23	(3)	8,780	3,774
South Carolina GO	5.000%	11/1/15		7,190	7,976
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/10	(ETM)	10,500	11,139
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10	(Prere.)	7,000	7,916
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12	(Prere.)	1,775	1,972
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/30		6,755	6,842
South Carolina Public Service Auth. Rev.	5.375%	1/1/13	(4)	7,300	7,861
South Carolina Public Service Auth. Rev.	5.500%	1/1/13	(4)	5,000	5,501
South Carolina Public Service Auth. Rev.	5.000%	1/1/21	(1)	15,600	16,400
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09	(1)(Prere.)	6,245	6,610
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09	(1)(Prere.)	9,020	9,547
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09	(1)(Prere.)	8,495	8,991
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/11	(1)	6,925	7,249
					170,429
Tennessee (2.2%)
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.400%	4/1/09	(Prere.)	3,465	3,601
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/09	(Prere.)	2,660	2,766
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/09	(Prere.)	4,495	4,675
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.625%	4/1/09	(Prere.)	2,000	2,082
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.750%	4/1/09	(Prere.)	13,000	13,550
Memphis TN Electric System Rev.	5.000%	12/1/09	(1)	60,140	62,692
Memphis TN Electric System Rev.	5.000%	12/1/10	(1)	33,000	35,053
Memphis TN GO	5.000%	11/1/20	(1)	16,000	16,911
Memphis TN GO	5.000%	11/1/21	(1)	5,830	6,124
Memphis TN GO	5.000%	11/1/22	(1)	5,000	5,222
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14		15,000	16,459
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/15		15,000	16,490
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/15		15,000	16,490
Shelby County TN GO	0.000%	12/1/11		10,000	8,931
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/21		5,000	5,118
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/22		5,000	5,073
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/23		7,500	7,600

Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/24		8,000	8,090
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/25		5,000	5,040
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/26		7,000	7,032
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16		17,500	17,425
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/17		33,305	33,589
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/18		41,070	41,220
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20		25,000	24,233
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20		12,000	11,857
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/21		25,000	24,036
					401,359
Texas (9.6%)
Austin TX Combined Util. System Rev.	0.000%	11/15/10	(2)	5,000	4,640
Austin TX Combined Util. System Rev.	0.000%	11/15/11	(2)	16,050	14,296
Austin TX Combined Util. System Rev.	0.000%	11/15/11	(1)	18,100	16,161
Austin TX Combined Util. System Rev.	5.125%	5/15/14	(4)	8,770	8,787
Austin TX Combined Util. System Rev.	0.000%	5/15/18	(3)	25,215	15,614
Austin TX Combined Util. System Rev.	0.000%	5/15/19	(3)	28,160	16,429
Austin TX Independent School Dist. GO	5.000%	8/1/13		10,000	10,918
Camino Real Mobility Auth. Rev.	5.250%	2/15/18		11,960	12,615
Camino Real Mobility Auth. Rev.	5.250%	8/15/18		11,770	12,414
Camino Real Mobility Auth. Rev.	5.250%	2/15/19		12,595	13,203
Camino Real Mobility Auth. Rev.	5.250%	8/15/19		12,925	13,549
Camino Real Mobility Auth. Rev.	5.250%	2/15/20		13,265	13,852
Camino Real Mobility Auth. Rev.	5.250%	8/15/20		13,580	14,181
Camino Real Mobility Auth. Rev.	5.000%	2/15/21		5,970	6,006
Camino Real Mobility Auth. Rev.	5.000%	8/15/21		6,320	6,359
Camino Real Mobility Auth. Rev.	5.000%	2/15/22		6,170	6,200
Carrollton TX Independent School Dist. GO	6.000%	2/15/09	(Prere.)	2,760	2,844
Carrollton TX Independent School Dist. GO	6.000%	2/15/09	(Prere.)	3,105	3,199
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/25	(2)	15,160	15,123
Dallas TX GO	5.000%	2/15/19		11,675	12,363
Dallas TX GO	5.000%	2/15/22		6,540	6,926
Harris County TX Health Fac. Dev. Corp. Rev. (Texas Medical Center) VRDO	2.770%	5/1/08	(1)	7,800	7,800
Harris County TX Sports Auth. Rev.	0.000%	11/15/23	(1)	7,000	2,931
Harris County TX Toll Road Rev.	5.375%	8/15/12	(4)	10,000	10,939
Houston TX Community College System Rev.	5.000%	4/15/21	(10)	9,200	9,419

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	11,450	12,298
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	3,925	4,216
Houston TX GO	5.250%	3/1/11	1,185	1,209
Houston TX GO	5.500%	3/1/11 (4)	1,050	1,113
Houston TX GO	5.750%	3/1/12 (4)	1,105	1,176
Houston TX GO	5.750%	3/1/13 (4)	375	399
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.500%	9/1/10 (2)	9,155	9,691
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12 (2)	9,995	10,541
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12 (2)	4,460	4,704
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/13 (2)	10,545	11,033
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/13 (2)	13,840	14,695
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/14 (2)	6,190	6,492
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/15 (2)	10,750	11,195
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/16 (2)	5,540	5,841
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/17 (2)	13,760	8,969
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/17 (2)	5,855	6,173
Houston TX Independent School Dist. GO	0.000%	8/15/15	5,355	4,007
Houston TX Independent School Dist. GO	5.000%	7/15/17 (4)	5,225	5,620
Houston TX Independent School Dist. GO	5.000%	7/15/18 (4)	10,090	10,820
Houston TX Water & Sewer System Rev.	0.000%	12/1/10 (2)	5,000	4,637
Houston TX Water & Sewer System Rev.	5.750%	12/1/12 (2)(Prere.)	8,000	8,929
Houston TX Water & Sewer System Rev.	5.500%	12/1/14 (4)	22,500	24,274
Houston TX Water & Sewer System Rev.	5.500%	12/1/15 (4)	7,250	7,822
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/09 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/09 (4)(Prere.)	35	37
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	55	58
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	10	10
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	175	189
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	180	194
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	250	269
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	285	307
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	125	135
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	190	205
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	80	86
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/11 (4)	14,160	14,727
Lower Colorado River Auth. Texas Rev.	5.000%	1/1/12 (4)(ETM)	2,520	2,700
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/12 (1)	3,725	3,951
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/13 (1)	2,810	2,944
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/14 (1)	4,190	4,388
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/14 (4)	4,990	5,198
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/15 (4)	23,940	24,937
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/16 (1)	1,875	1,964
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/17 (1)	2,825	2,958
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/19 (1)	2,820	2,931
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/20 (1)	1,920	1,995

Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11	26,500	26,482
North Texas Tollway Auth. Rev.	5.500%	1/1/17	5,000	5,434
North Texas Tollway Auth. Rev.	5.500%	1/1/18	4,000	4,337
North Texas Tollway Auth. Rev.	6.000%	1/1/19	15,000	16,710
North Texas Tollway Auth. Rev.	6.000%	1/1/20	22,100	24,419
North Texas Tollway Auth. Rev.	6.000%	1/1/21	40,000	43,805
North Texas Tollway Auth. Rev.	6.000%	1/1/22	25,045	27,265
North Texas Tollway Auth. Rev.	6.000%	1/1/24	20,000	21,597
North Texas Tollway Auth. Rev.	6.000%	1/1/25	7,775	8,365
North Texas Tollway Auth. Rev.	6.000%	1/1/25	11,140	11,985
North Texas Tollway Auth. Rev.	6.000%	1/1/26	5,000	5,359
North Texas Tollway Auth. Rev.	6.000%	1/1/27	5,000	5,328
North Texas Tollway Auth. Rev. PUT	5.750%	1/1/16	75,000	78,932
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/17	16,500	16,644
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/18	15,985	16,048
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/19	16,500	16,791
Sabine River Auth. Texas PCR (Southwestern Elec. Co.)	4.950%	3/1/18 (1)	16,000	16,066
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	20,440	21,622
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	12,100	12,800
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	9,200	9,732
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	10,205	10,795
San Antonio TX Electric & Gas Rev.	5.500%	2/1/11	12,225	13,096
San Antonio TX Electric & Gas Rev.	5.000%	2/1/12 (4)	5,000	5,339
San Antonio TX Electric & Gas Rev.	5.250%	2/1/12	5,515	5,672
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	8,140	8,796
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,806

	Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	6,490	7,013
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	5,445	5,884
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13		3,890	4,001
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13		5,000	5,443
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13		10,000	10,941
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15		7,250	8,045
San Antonio TX Electric & Gas Rev.	5.375%	2/1/16		16,825	17,984
San Antonio TX Electric & Gas Rev.	5.375%	2/1/17		7,580	8,102
San Antonio TX Electric & Gas Rev.	5.000%	2/1/20		12,435	13,156
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21		10,000	10,463
San Antonio TX Electric & Gas Rev.	5.000%	2/1/22		25,450	26,476
San Antonio TX Electric & Gas Rev.	5.000%	2/1/23		22,000	22,785
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24		15,000	15,414
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24		17,600	18,086
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24		23,000	23,714
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		10,000	10,310
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		39,660	40,755
San Antonio TX GO	5.000%	8/1/15		8,890	9,763
San Antonio TX GO	5.000%	8/1/19		5,685	6,138
San Antonio TX GO	5.000%	8/1/20		6,030	6,465
San Antonio TX GO	5.000%	8/1/22		6,590	6,980
San Antonio TX GO	5.000%	8/1/23		4,975	5,242
San Antonio TX GO	5.000%	8/1/25		3,895	4,074
San Antonio TX Independent School Dist. GO	5.000%	8/15/16		8,460	9,147
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/16		10,360	11,243
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/17		10,000	10,833
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/18		10,000	10,645
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/24		14,925	15,605
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13		5,535	6,007
Texas GO	5.000%	4/1/24		13,595	14,273
Texas GO	5.000%	4/1/25		10,000	10,461
Texas GO Public Finance Auth.	5.500%	10/1/09		7,000	7,315
Texas GO Public Finance Auth.	5.500%	10/1/12		13,455	14,525
Texas GO Public Finance Auth.	5.500%	10/1/13		19,175	20,651
Texas GO Public Finance Auth.	5.375%	10/1/14		21,310	23,102
Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.276%	9/15/10		55,000	54,040
Texas Muni. Power Agency Rev.	0.000%	9/1/10	(2)	11,100	10,387
Texas Muni. Power Agency Rev.	0.000%	9/1/10	(2)(ETM)	740	696
Texas Muni. Power Agency Rev.	0.000%	9/1/12	(2)(ETM)	375	326
Texas Muni. Power Agency Rev.	0.000%	9/1/12	(2)	4,800	4,129
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(1)(ETM)	125	104
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(1)	11,375	9,355
Texas Muni. Power Agency Rev.	0.000%	9/1/14	(1)	5,540	4,350
Texas Muni. Power Agency Rev.	0.000%	9/1/14	(1)(ETM)	125	100
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)(ETM)	110	83
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)	13,140	9,633
Texas Muni. Power Agency Rev.	0.000%	9/1/16	(1)	22,795	15,811
Texas Muni. Power Agency Rev.	0.000%	9/1/16	(1)(ETM)	110	79
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)(ETM)	415	283
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)	31,295	20,417
Texas State Transp. Comm. First Tier	5.000%	4/1/19		10,000	10,711
Texas State Transp. Comm. First Tier	5.000%	4/1/20		8,850	9,419
Texas State Transp. Comm. First Tier	5.000%	4/1/21		23,405	24,907
Texas State Transp. Comm. First Tier	5.000%	4/1/21		10,555	11,168
Texas State Transp. Comm. First Tier	5.000%	4/1/22		10,000	10,527
Texas State Transp. Comm. First Tier	5.000%	4/1/22		50,000	52,911
Texas State Transp. Comm. First Tier	5.000%	4/1/23		12,500	13,099

Texas State Transp. Comm. First Tier	5.000%	4/1/24		10,000	10,438
Texas State Transp. Comm. First Tier	5.000%	4/1/25		10,000	10,411
Texas State Transp. Comm. First Tier	5.000%	4/1/26		8,000	8,302
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23	(2)	10,040	10,400
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/24	(2)	11,940	12,312
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/25	(2)	6,555	6,759
Texas Transp. Comm. Mobility Fund	5.000%	4/1/23		10,000	10,544
Tomball TX Hosp. Auth. Rev.	5.750%	7/1/14		8,500	8,672
Tomball TX Hosp. Auth. Rev.	6.000%	7/1/19		3,600	3,650
Univ. of Houston TX Rev.	5.250%	2/15/09	(4)	3,080	3,163
Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/11	(Prere.)	8,290	8,954
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/14		7,590	8,435
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/20		9,785	10,484
					1,763,140

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utah (0.4%)
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/08 (1)(Prere.)	36,060	36,610
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/09 (1)(ETM)	5,180	5,364
Utah GO	5.000%	7/1/12	5,000	5,401
Utah GO	5.000%	7/1/16	20,000	22,130
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/10 (4)	7,000	6,655
				76,160
Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	5,865	6,263

Virginia (1.9%)
Fairfax County VA Public Improvement GO	5.000%	10/1/08	12,455	12,625
Fairfax County VA Public Improvement GO	5.000%	10/1/10	35,195	37,350
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/26	2,425	2,458
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/31	22,515	22,454
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	31,190	34,885
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/23	5,125	5,351
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/24	5,335	5,546
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/25	5,665	5,889
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/26	5,955	6,172
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	1,950	1,985
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	1,010	1,028
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	610	621
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	580	590
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/10	7,740	7,871
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/11	3,990	4,057
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/12	2,390	2,430
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/13	1,170	1,190
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/17	10,935	12,020
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/18	10,595	11,556
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/10 (Prere.)	4,310	4,631
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/11	4,085	4,356
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/18	8,010	8,693
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/19	8,430	9,082
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/20	8,855	9,479
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/21	9,320	9,916

	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/22	9,105	9,632
	Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/17	12,985	14,337
	Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/23	19,245	20,286
	Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/24	20,205	21,214
	Virginia GO	5.000%	6/1/15	10,000	10,927
	Virginia GO	5.000%	6/1/16	5,000	5,545
	Virginia Public School Auth. Rev.	5.000%	8/1/08	7,675	7,738
1	Virginia Public School Auth. Rev.	5.000%	8/1/13	5,560	6,070
1	Virginia Public School Auth. Rev.	5.000%	8/1/14	5,635	6,190
1	Virginia Public School Auth. Rev.	5.000%	8/1/15	5,720	6,305
1	Virginia Public School Auth. Rev.	5.000%	8/1/16	5,810	6,405
1	Virginia Public School Auth. Rev.	5.000%	8/1/17	4,510	4,970
1	Virginia Public School Auth. Rev.	5.000%	8/1/20	6,210	6,730
					348,584
Washington (0.8%)
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15 (1)	10,000	7,411
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.250%	7/1/16	42,825	47,370
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/17	24,350	26,495
	Port of Seattle WA Rev.	5.000%	3/1/20 (1)	9,035	9,412
	Port of Seattle WA Rev.	5.000%	3/1/21 (1)	5,000	5,177
	Snohomish County WA Mukilteo School Dist.	6.500%	12/1/11	5,825	6,349
	Washington GO	5.500%	7/1/10 (Prere.)	6,755	7,192
	Washington GO	6.250%	2/1/11	4,265	4,524
	Washington GO	5.700%	10/1/15 (4)	10,000	11,042
	Washington GO	5.000%	7/1/21 (4)	7,050	7,434
	Washington GO	5.000%	7/1/21 (4)	10,495	11,066
					143,472
West Virginia (0.1%)
	West Virginia Building Comm. Rev.	5.250%	7/1/08 (1)	2,150	2,161
	West Virginia GO	5.250%	6/1/09 (4)(Prere.)	10,000	10,431
	West Virginia GO	5.750%	6/1/09 (Prere.)	5,000	5,242
					17,834
Wisconsin (1.6%)
1	Winston-Salem NC Water & Sewer System Rev.	5.000%	7/1/24 (4)	5,240	5,413
1	Winston-Salem NC Water & Sewer System Rev.	5.000%	7/1/25 (4)	3,835	3,961

				Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Wisconsin GO	5.000%	5/1/10		14,420	15,128
	Wisconsin GO	5.000%	5/1/11		15,180	16,137
	Wisconsin GO	5.250%	5/1/11	(1)(Prere.)	5,000	5,358
	Wisconsin GO	5.750%	5/1/11	(Prere.)	20,315	22,099
	Wisconsin GO	5.750%	5/1/11	(Prere.)	18,000	19,580
	Wisconsin GO	5.750%	5/1/11	(Prere.)	20,000	21,756
	Wisconsin GO	5.250%	5/1/12		15,975	17,282
	Wisconsin GO	5.250%	5/1/13		16,810	18,381
	Wisconsin GO	5.500%	5/1/13	(1)	7,000	7,751
	Wisconsin GO	5.000%	5/1/15	(1)	14,975	16,389
	Wisconsin GO	5.500%	5/1/15	(1)	15,000	16,879
	Wisconsin GO	5.000%	5/1/19		7,135	7,702
	Wisconsin GO	5.000%	5/1/20		7,495	8,029
	Wisconsin GO	5.000%	5/1/21		7,865	8,366
	Wisconsin GO	5.000%	5/1/22		8,260	8,726
	Wisconsin GO	5.000%	5/1/23		8,675	9,114
	Wisconsin GO	5.000%	5/1/24		9,105	9,513
	Wisconsin GO	5.000%	5/1/25		9,560	9,989
	Wisconsin GO	5.000%	5/1/26		10,040	10,457
	Wisconsin GO	5.000%	5/1/27		10,540	10,943
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/31		17,900	17,777
						286,730
Total Municipal Bonds (Cost $18,072,182)						18,257,936

					Shares
Temporary Cash Investment (1.6%)
4	Vanguard Municipal Cash Management Fund (Cost $290,820)	2.397%		290,819,975		290,820
Total Investments (100.5%) (Cost $18,363,002)						18,548,756
Other Assets and Liabilities (–0.5%)
Other Assets—Note B						339,736
Liabilities						(426,948)
						(87,212)
Net Assets (100%)						18,461,544

At April 30, 2008, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	18,390,770
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(115,788)
Unrealized Appreciation
Investment Securities	185,754
Futures Contracts	808
Net Assets	18,461,544

Investor Shares—Net Assets
Applicable to 411,078,258 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,421,007
Net Asset Value Per Share—Investor Shares	$13.19

Admiral Shares—Net Assets
Applicable to 988,871,666 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,040,537
Net Asset Value Per Share—Admiral Shares	$13.19

•  See Note A in Notes to Financial Statements.

1  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2008.

2  Securities with a value of $23,601,000 have been segregated as initial margin for open futures contracts.

3  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of these securities was $82,625,000, representing 0.4% of net assets.

4  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5	See Note D in Notes to Financial Statements for the tax-basis components of net assets. For key to abbreviations and other references, see back cover.

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (99.0%)
Alabama (2.7%)
Alabama Special Care Fac. Financing Auth. Mobile Rev. (Ascension Health)	5.000%	11/15/39 (1)	42,610	42,515
Houston County AL Health Care Auth. Rev.	5.250%	10/1/30 (2)	9,000	9,167
Mobile AL Water & Sewer Comm.	5.000%	1/1/31 (1)	17,500	17,676
Mobile AL Water & Sewer Comm.	5.000%	1/1/36 (1)	24,610	24,780
				94,138
Alaska (0.3%)
Anchorage AK Electric Rev.	8.000%	12/1/09 (1)	2,565	2,790
Anchorage AK Electric Rev.	8.000%	12/1/10 (1)	2,960	3,360
North Slope Borough AK GO	0.000%	6/30/10 (1)	4,000	3,745
				9,895
Arizona (2.5%)
Arizona COP	5.000%	9/1/23 (4)	12,140	12,696
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	4,340	4,737
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	4,905	5,354
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	4,460	4,868
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	5,520	6,025
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	2,285	2,494
Arizona State Univ. COP	5.375%	7/1/12 (1)(Prere.)	5,345	5,834
Arizona State Univ. COP	5.375%	7/1/13 (1)	2,905	3,133
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32	8,170	7,983
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/16 (1)(ETM)	8,650	10,359
Mesa AZ Util. System Rev.	5.250%	7/1/14 (3)	10,000	10,807
Phoenix AZ GO	4.500%	7/1/24	8,000	8,132
Tucson AZ Water System Rev.	5.500%	7/1/17 (3)	4,850	5,241
				87,663
Arkansas (0.2%)
North Little Rock AR Electric Rev.	6.500%	7/1/10 (1)	2,230	2,321
North Little Rock AR Electric Rev.	6.500%	7/1/15 (1)	4,500	5,070
				7,391
California (14.4%)
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/15 (3)	14,740	15,800
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/16 (3)	10,000	10,654
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/17 (3)	10,050	10,707
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/18 (3)	7,890	8,362
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/19 (3)	5,310	5,593
California GO	5.000%	2/1/14 (2)(Prere.)	3,565	3,845
California GO	5.000%	2/1/14 (2)(Prere.)	1,500	1,618
California GO	5.000%	11/1/18 (3)	13,455	14,397
California GO	5.000%	11/1/19 (1)	20,000	21,248
California GO	4.500%	10/1/36	30,000	27,779
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/15 (1)	8,205	8,315
California State Econ. Recovery Bonds	5.250%	7/1/14 (3)	23,680	26,210
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	26,020	27,855
Golden State Tobacco Securitization Corp. California	5.000%	6/1/35 (3)	30,000	28,754
Grossmont CA Healthcare Dist. GO	5.000%	7/15/37 (2)	35,270	35,945
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/38 (2)	18,000	17,614
Los Angeles CA USD GO	5.250%	7/1/13 (4)(Prere.)	9,000	9,963
Los Angeles CA USD GO	5.250%	7/1/13 (4)(Prere.)	9,000	9,963

Los Angeles CA USD GO	5.000%	7/1/25 (4)	6,980	7,320
Los Angeles CA USD GO	5.000%	7/1/26 (4)	7,435	7,768
Los Angeles CA USD GO	5.000%	7/1/26 (4)	27,240	28,461
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/22 (2)(ETM)	20,225	24,078
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/13 (2)	9,000	9,686
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20 (1)(ETM)	10,915	12,777
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	45,395	46,899
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/13 (1)	8,895	9,799
San Diego CA USD GO	5.500%	7/1/22 (1)	9,160	10,306
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	1,275	1,333
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (4)	5,000	5,558
Ukiah CA Electric Rev.	6.250%	6/1/18 (1)	6,330	7,116
Univ. of California Rev.	4.500%	5/15/31 (4)	54,470	52,574
				508,297
Colorado (3.6%)
Colorado Springs CO Util. System Rev.	5.375%	11/15/16 (2)	12,790	13,719
Colorado Springs CO Util. System Rev.	5.375%	11/15/17 (2)	13,490	14,470
Colorado Springs CO Util. System Rev.	5.375%	11/15/18 (2)	10,000	10,608
Colorado Springs CO Util. System Rev.	5.000%	11/15/43	17,725	17,870
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (1)	5,795	4,152

			Insured Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19	(1)	8,000	4,436
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/23	(1)	35,275	15,145
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27	(1)	13,425	4,427
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/28	(1)	13,425	4,139
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16	(2)(Prere.)	15,000	14,404
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16	(4)(Prere.)	16,000	15,429
Regional Transp. Dist. of Colorado Sales Tax Rev.	4.500%	11/1/34	(4)	7,195	6,946
					125,745
Connecticut (0.3%)
Connecticut GO	5.125%	11/15/16		10,000	10,631

Florida (7.3%)
Alachua County FL Health Fac. Auth. Rev. (Shands Healthcare Project)	2.931%	12/1/37		10,000	7,250
Brevard County FL School Board COP	5.000%	7/1/29	(2)	5,000	4,948
Davie FL Water & Sewer Rev.	6.375%	10/1/12	(2)(ETM)	2,620	2,873
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15	(2)	10,000	10,978
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/18	(1)	7,855	8,154
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/19	(1)	6,390	6,596
Hillsborough County FL School Board COP	5.250%	7/1/16	(1)	13,300	14,618
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/09	(4)(Prere.)	1,850	1,921
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/39	(4)	3,150	3,161
Lake County FL School Board COP	5.000%	6/1/31	(2)	18,000	18,071
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/26	(2)	17,240	17,377
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/39	(2)	27,915	27,739
Miami-Dade County FL School Board COP	6.000%	10/1/09	(4)(Prere.)	5,765	6,066
Miami-Dade County FL School Board COP	5.000%	11/1/25	(2)	7,570	7,612
Miami-Dade County FL School Board COP	5.000%	11/1/26	(2)	5,270	5,277
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	5,000	4,973
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	10,000	9,945
Orange County FL School Board VRDO	2.850%	5/1/08	(1)	11,800	11,800
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/13	(3)	9,695	11,911
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/32	(4)	10,000	10,221
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/15	(3)	4,000	4,907
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/27	(1)	11,405	11,640
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/33	(1)	9,000	9,092
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/32		8,000	7,884
Tampa FL Util. Rev.	6.750%	10/1/10	(2)	9,330	10,192
Tampa FL Util. Rev.	6.750%	10/1/11	(2)	9,965	11,152
Tampa FL Util. Rev.	6.750%	10/1/12	(2)	10,635	12,127
					258,485
Georgia (5.3%)
Atlanta GA Airport Fac. Rev.	5.000%	1/1/30	(4)	18,285	18,595
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/33	(4)	10,020	10,163

Atlanta GA Water & Wastewater Rev.	5.500%	11/1/15	(4)	8,500	9,591
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/16	(4)	7,000	7,896
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17	(4)	8,000	9,047
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/33	(1)	32,425	32,588
Augusta GA Water & Sewer Rev.	5.000%	10/1/32	(4)	24,000	24,331
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/26	(1)	12,000	13,168
Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/14	(4)	15,805	17,412
Henry County GA School Dist. GO	6.450%	8/1/11	(1)	3,400	3,621
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/25		20,000	18,867
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/27		15,000	14,016
Private Colleges & Univ. Auth. of Georgia Rev. (Mercer Univ.)	6.500%	11/1/15	(1)(ETM)	5,000	5,768
					185,063
Hawaii (1.7%)
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/12	(1)	15,000	15,814
Honolulu HI City & County GO	8.000%	10/1/10	(ETM)	2,305	2,600
Honolulu HI City & County GO	5.250%	7/1/13	(3)	3,000	3,291
Honolulu HI City & County GO	5.250%	7/1/14	(3)	3,000	3,315
Honolulu HI City & County GO	5.000%	7/1/15	(3)	3,075	3,363
Honolulu HI City & County GO	5.250%	7/1/18	(3)	3,000	3,263
Honolulu HI City & County GO	5.250%	7/1/19	(3)	2,000	2,157
Honolulu HI City & County GO	5.000%	7/1/21	(3)	7,720	8,103
Honolulu HI City & County GO	5.000%	7/1/21	(3)	8,270	8,681
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12	(3)(Prere.)	4,615	5,079
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12	(3)(Prere.)	2,330	2,564
					58,230
Idaho (0.1%)
Boise State Univ. Idaho	5.000%	4/1/32	(1)	3,000	3,034

Insured Long-Term Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Illinois (8.3%)
Chicago IL Board of Educ. GO	5.500%	12/1/10 (3)(Prere.)	7,000	7,516
Chicago IL Board of Educ. VRDO	2.620%	5/1/08 (4)	1,200	1,200
Chicago IL GO	5.500%	1/1/11 (1)(Prere.)	245	265
Chicago IL GO	5.500%	1/1/11 (1)(Prere.)	18,110	19,610
Chicago IL GO	0.000%	1/1/16 (1)(Prere.)	7,010	6,898
Chicago IL GO	0.000%	1/1/16 (1)(Prere.)	7,985	7,874
Chicago IL GO	0.000%	1/1/16 (1)(Prere.)	3,695	3,638
Chicago IL GO	0.000%	1/1/20 (1)	5,000	4,693
Chicago IL GO	0.000%	1/1/22 (1)	5,000	4,643
Chicago IL GO	0.000%	1/1/24 (1)	2,480	2,285
Chicago IL GO	0.000%	1/1/25 (1)	1,305	1,199
Chicago IL GO	0.000%	1/1/28 (1)	2,820	2,570
Chicago IL GO	5.000%	1/1/28 (4)	7,500	7,701
Chicago IL GO	5.000%	1/1/34 (1)	11,040	11,181
Chicago IL GO	5.500%	1/1/38 (1)	6,490	6,782
Chicago IL Neighborhoods Alive GO	5.750%	7/1/10 (3)(Prere.)	6,250	6,746
Chicago IL Neighborhoods Alive GO	5.500%	1/1/11 (3)(Prere.)	4,950	5,314
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/25 (4)	21,525	22,292
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/26 (4)	17,600	18,185
1	Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	21,500	26,719
Chicago IL Water Rev.	5.750%	11/1/30 (2)	12,000	13,684
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)	5.125%	7/1/08 (1)(Prere.)	11,995	12,087
Illinois GO	5.375%	6/1/24 (3)	14,710	15,092
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. & Health Systems) VRDO	2.770%	5/1/08 (1)	32,800	32,800
Illinois Health Fac. Auth. Rev. VRDO	2.850%	5/1/08 (1)	21,500	21,500
Illinois Regional Transp. Auth. Rev.	7.200%	11/1/20 (2)	24,000	28,818
291,292
Indiana (0.3%)
Indiana Muni. Power Agency Rev.	6.125%	1/1/13 (1)(ETM)	11,355	12,254

Kansas (0.9%)
Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/31 (1)	7,500	7,289
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/16 (1)	3,000	3,036
Overland Park KS Convention Center & Hotel Project	5.250%	1/1/32 (2)	20,000	20,389
30,714
Kentucky (2.6%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.750%	1/1/26 (2)	3,000	3,034
Kentucky Asset/Liability Comm. General Fund Rev.	2.570%	11/1/17 (3)	13,550	11,959
Kentucky Asset/Liability Comm. General Fund Rev.	2.690%	11/1/21 (3)	24,845	21,616
Louisville & Jefferson County KY Metro. Sewer Dist.	6.000%	5/15/31 (3)	51,960	53,923
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33 (3)	2,335	2,415
92,947
Louisiana (2.1%)
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/23 (3)	8,065	8,237
Louisiana GO	5.000%	10/15/11 (2)	20,015	21,242
Louisiana Univ. & Agriculture & Mechanical College Board	5.000%	7/1/31 (3)	12,000	11,869
New Orleans LA GO	0.000%	9/1/10 (2)	8,500	7,891
New Orleans LA GO	0.000%	9/1/11 (2)	10,475	9,317
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	7,242

Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.700%	5/15/10 (4)(Prere.)	4,900	5,217
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.750%	5/15/10 (4)(Prere.)	2,950	3,144
				74,159
Maryland (1.9%)
Baltimore County MD Rev. Catholic Health Initiatives	4.500%	9/1/33	1,000	933
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/28 (11)	2,000	1,856
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/33 (11)	4,250	3,914
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38 (4)	30,055	32,150
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.000%	7/1/22 (3)	12,025	15,091
Maryland Health & Higher Educ. Fac. Auth. Rev. (Western Maryland Health)	5.000%	7/1/34 (1)(7)	13,000	13,112
				67,056
Massachusetts (3.0%)
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/35	11,310	11,374
Massachusetts College Building Auth. Rev.	0.000%	5/1/17 (1)(ETM)	7,460	5,175
Massachusetts GO	7.000%	7/1/09 (3)(ETM)	14,865	15,300
Massachusetts GO	5.500%	11/1/12 (Prere.)	19,275	21,103
Massachusetts GO	5.500%	11/1/12 (Prere.)	14,155	15,498
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/12 (2)	14,560	15,526
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/14 (1)	11,135	11,717
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	10,000	11,158
				106,851

Insured Long-Term Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Michigan (2.9%)
Detroit MI Sewer System Rev.	5.750%	1/1/10	(3)(Prere.)	5,000	5,323
Detroit MI Sewer System Rev.	5.000%	7/1/13	(4)(Prere.)	7,180	7,834
Detroit MI Sewer System Rev.	5.000%	7/1/32	(4)	2,820	2,865
Michigan Trunk Line Rev.	5.000%	11/1/26	(1)	35,765	36,201
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/22	(3)	25,000	31,582
Western Michigan Univ. GO	5.000%	11/15/28	(4)	17,500	18,086
101,891
Minnesota (1.4%)
Minneapolis MN Health Care System (Fairview Health Services)	5.000%	11/15/30	(2)	9,000	9,000
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.750%	5/1/26	(4)	37,665	39,373
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.875%	5/1/30	(4)	2,500	2,619
50,992
Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/36	(10)	10,000	8,977

Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.250%	6/1/15	(1)	5,000	5,339

Nebraska (0.1%)
Central Plains Energy Project Nebraska Gas Project No. 1	5.250%	12/1/20	5,000	4,934

Nevada (1.0%)
Clark County NV GO	6.500%	6/1/17	(2)	5,000	6,030
Clark County NV School Dist. GO VRDO	2.400%	5/1/08	(4)	19,015	19,015
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31	11,710	11,343
36,388
New Jersey (9.6%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/12	(3)	4,335	4,991
Garden State Preservation Trust New Jersey	5.750%	11/1/28	(4)	8,900	10,050
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/14	(1)	10,185	11,773
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/15	(1)	10,820	12,662
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/20	(2)	25,000	27,473
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/36	15,000	15,265
2	New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/15	(4)	22,000	23,242
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	1,955	2,015
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/15	(1)	3,795	3,889
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/14	(4)	10,685	10,962
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(1)	2,580	2,826
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(1)(ETM)	2,995	3,291
New Jersey Transit Corp. Capital GAN	5.500%	2/1/10	(2)	9,360	9,381
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/15	(1)	7,000	7,881

New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	(1)	74,000	83,571
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22	(2)	13,500	14,697
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23	(2)	6,000	6,508
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13	(1)(ETM)	30,000	34,513
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)	790	908
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)(ETM)	3,940	4,521
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)(ETM)	270	310
New Jersey Turnpike Auth. Rev.	5.000%	1/1/21	(4)	15,650	16,380
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35	(2)	23,500	16,896
New Jersey Turnpike Auth. Rev.	5.000%	1/1/35	(2)	14,950	15,020
					339,025
New Mexico (0.1%)
Farmington NM Util. System Rev.	5.750%	5/15/13	(3)(ETM)	1,220	1,227
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	3,000	3,221
					4,448
New York (5.2%)
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47	(1)	27,075	25,126
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/13	(4)	11,000	9,203
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20	(1)(ETM)	18,000	21,010
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35	(1)	14,780	14,979
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/36		28,700	29,255
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/27	(1)	17,000	19,354
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/32		11,000	11,293
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.700%	11/1/08	(1)	5,185	5,250
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.800%	11/1/09	(1)	10,000	10,203
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10	(1)	3,325	3,391
Suffolk County NY Water Auth. Rev.	5.750%	6/1/13	(2)(ETM)	7,345	8,107
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21	(2)	12,000	12,394

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22 (2)	5,000	5,146
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/22 (Prere.)	7,000	7,852
				182,563
North Carolina (0.6%)
North Carolina Medical Care Comm. Hosp. Rev. (Mission St. Joseph’s Health System)	5.125%	10/1/28 (1)	7,355	7,399
North Carolina Medical Care Comm. Hosp. Rev. (Wake County Hosp.)	5.250%	10/1/17 (1)	13,750	14,050
				21,449
Ohio (0.8%)
Cleveland OH Airport System Rev.	5.000%	1/1/31 (4)	18,000	18,239
Kent State Univ. Ohio Univ. Rev. VRDO	3.350%	5/7/08 (1)	5,500	5,500
Ohio GO	7.625%	8/1/09	4,345	4,634
				28,373
Oklahoma (0.3%)
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/36	10,000	9,820

Oregon (0.5%)
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,190	6,683
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,565	7,088
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	3,175	3,428
				17,199
Pennsylvania (3.3%)
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	9,970	11,452
Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/19 (3)(ETM)	10,000	11,703
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/15 (2)	20,805	22,505
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31 (4)	20,000	20,490
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (3)	15,000	16,135
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (3)	16,500	18,173
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (3)(ETM)	3,850	4,370
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.) VRDO	4.250%	5/1/08 (1)	12,000	12,000
				116,828
Puerto Rico (1.7%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (1)	5,000	5,283
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	2,930	3,111
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/12 (2)LOC	40,000	41,247
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	159,500	11,465
				61,106
Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing— Lifespan Obligation)	5.000%	5/15/32 (4)	3,000	3,018

South Carolina (1.3%)
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.000%	12/1/26	10,580	10,631
South Carolina Public Service Auth. Rev.	5.000%	1/1/20 (1)	4,500	4,758
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/21 (2)	27,170	28,413
				43,802
Tennessee (0.4%)
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev.
(Meharry Medical College)	6.000%	12/1/12 (2)	3,405	3,788
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	4.750%	5/1/08 (2)	8,325	8,325
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/12 (1)	1,685	1,808
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/12 (1)	815	817
				14,738

Texas (9.6%)
Brownsville TX Util. System Rev.	5.000%	9/1/20 (4)	10,055	10,553
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/24 (2)	10,000	9,988
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/25 (2)	10,000	9,976
Harris County TX GO	0.000%	10/1/15 (1)	17,545	13,100
Harris County TX Health Fac. Dev. Corp. Rev. (Texas Medical Center) VRDO	2.770%	5/1/08 (1)	9,700	9,700
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10 (1)(Prere.)	12,910	13,894
Harris County TX Hosp. Dist. Rev.	5.125%	2/15/32 (1)	10,000	10,112
Harris County TX Hosp. Dist. Rev.	5.250%	2/15/37 (1)	10,190	10,354
Harris County TX Toll Road Rev.	5.000%	8/1/08 (Prere.)	6,225	6,271
Harris County TX Toll Road Rev.	5.250%	8/15/10 (4)(Prere.)	10,500	11,150
Houston TX Airport System Rev.	5.500%	7/1/10 (4)(Prere.)	5,500	5,856
Houston TX GO	5.375%	3/1/11 (4)(Prere.)	6,485	6,958
Houston TX GO	5.375%	3/1/11 (4)(Prere.)	4,210	4,520
Houston TX GO	5.375%	3/1/13 (4)	6,500	6,893
Houston TX GO	5.500%	3/1/15 (4)	8,440	8,981
Houston TX GO	5.500%	3/1/16 (4)	5,235	5,571
Houston TX Water & Sewer System Rev.	5.500%	12/1/16 (4)	7,000	7,552
Houston TX Water Conveyance System COP	6.800%	12/15/10 (2)	5,490	6,006

			Insured Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/15	(4)(Prere.)	3,055	3,465
North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	1/1/33	(2)	8,050	8,063
North Texas Tollway Auth. Rev.	5.125%	1/1/28	(1)	27,335	28,035
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/09	(4)	3,945	4,093
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/10	(4)	2,000	2,129
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/17	(4)	7,425	7,517
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/22	(4)	7,110	7,192
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/36		15,000	14,712
Texas Muni. Power Agency Rev.	0.000%	9/1/14	(1)	34,250	26,893
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)	16,665	12,217
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)	19,600	12,787
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/26	(2)	10,000	3,700
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/28	(2)	30,005	9,783
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/10	(2)(ETM)	6,000	5,750
Texas Water Dev. Board GO	5.750%	8/1/32		10,380	10,961
Texas Water Dev. Board Rev.	5.500%	7/15/21		9,825	10,041
Texas Water Finance Assistance GO	5.750%	8/1/11	(Prere.)	1,880	2,057
Texas Water Finance Assistance GO	5.500%	8/1/24		7,850	8,036
Texas Water Finance Assistance GO	5.750%	8/1/26		3,715	3,953
					338,819
Washington (0.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15	(1)	12,585	9,326
Washington GO	5.000%	7/1/29	(4)	10,000	10,262
					19,588
West Virginia (1.0%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/11	(1)(ETM)	7,325	8,273
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/12	(1)(ETM)	7,840	9,077
West Virginia Hosp. Finance Auth. Rev. (UTD Hosp. Center Inc. Project)	5.250%	6/1/41	(2)	18,830	19,009
					36,359
Wisconsin (0.5%)
Wisconsin Transp. Rev.	4.500%	7/1/26	(3)	17,470	17,234
Total Municipal Bonds (Cost $3,400,061)					3,486,735
Other Assets and Liabilities (1.0%)
Other Assets—Note B					71,447
Liabilities					(35,337)
					36,110
Net Assets (100%)					3,522,845

At April 30, 2008, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	3,465,013
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(28,849)
Unrealized Appreciation
Investment Securities	86,674
Futures Contracts	7
Net Assets	3,522,845

Investor Shares—Net Assets
Applicable to 74,455,340 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	907,418
Net Asset Value Per Share—Investor Shares	$12.19

Admiral Shares—Net Assets
Applicable to 214,600,810 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,615,427
Net Asset Value Per Share—Admiral Shares	$12.19

•  See Note A in Notes to Financial Statements.

1  Securities with a value of $6,214,000 have been segregated as initial margin for open futures contracts.

2  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2008.

3  See Note C in Notes to Financial Statements for the tax-basis components of net assets. For key to abbreviations and other references, see back cover.

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Municipal Bonds (95.9%)
Alabama (0.2%)
	East AL Health Care Auth. Rev. (Health Care Facs.)	5.000%	9/1/13	5,000	4,974

Arizona (1.3%)
	Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/13	2,415	2,624
	Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/14	5,600	6,121
	Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/15	5,025	5,506
	Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/16	7,015	7,663
	Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/17	3,500	3,823
	Arizona Transp. Board Highway Rev.	5.000%	7/1/24	5,000	5,193
	Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	7,115	7,867
					38,797
California (11.2%)
	Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	5,000	1,459
	Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/14 (4)	2,500	2,889
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	4,300	4,401
1	California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/27	7,560	7,895
	California GO	6.250%	9/1/12	5,000	5,496
	California GO	5.250%	11/1/21	2,000	2,091
	California GO	5.125%	11/1/23	3,000	3,096
	California GO	5.000%	8/1/25 (4)	6,645	6,887
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	6.250%	12/1/09 (Prere.)	5,000	5,356
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,000
1	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38	4,000	3,920
	California Public Works Board Lease Rev. (Community College)	5.625%	3/1/16 (2)	11,370	11,397
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/27	10,405	10,621
	California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	5,000	5,516
	California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/12 (Prere.)	2,500	2,817
	California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13	5,000	5,556
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15 (2)	6,000	6,470
	California State Econ. Recovery Bonds	5.000%	7/1/15	15,200	16,393
	California State Econ. Recovery Bonds PUT	5.000%	3/1/10	25,000	25,983
	California State Econ. Recovery Bonds PUT	5.000%	7/1/10	25,000	26,160
	California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/10	10,000	10,048
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45	9,000	8,827
	Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	20,000	23,029
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/33	10,000	8,505
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/31 (4)	12,500	12,809
	Los Angeles CA USD GO	5.000%	7/1/25 (3)	10,000	10,346
	San Bernardino County CA Medical Center COP	5.500%	8/1/24 (1)	11,295	11,312
	San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	18,000	22,480
	San Diego CA USD GO	0.000%	7/1/13 (3)	7,160	5,888

San Francisco CA City & County Public Util. Comm.Rev.	4.500%	11/1/31 (4)	6,000	5,814
San Jose CA Redev. Agency	5.000%	8/1/20 (2)	11,415	11,922
San Jose CA Redev. Agency	5.000%	8/1/27 (1)	5,000	5,066
Southern California Public Power Auth. Rev. (Transmission Project)	0.000%	7/1/14	8,500	6,637
Univ. of California Rev.	4.500%	5/15/26 (4)	10,000	9,963
Univ. of California Rev.	5.000%	5/15/33 (2)	5,000	5,071
Univ. of California Rev.	4.500%	5/15/35 (4)	17,225	16,421
				335,541
Colorado (2.5%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	20,000	21,571
Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	6,000	6,556
Douglas County CO School Dist. No. RE-1. (Douglas & Elbert Counties)	5.000%	12/15/16 (4)	12,565	13,764
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (1)	10,000	8,013
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/16 (1)	10,185	6,894
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (1)	5,000	2,773
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/20 (1)	15,165	7,888
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (1)	9,700	3,630
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (1)	16,500	4,425
				75,514
Connecticut (0.6%)
Connecticut State Health & Educ. Fac. Auth. (Quinnipiac Univ.) CP	5.000%	7/1/36 (2)	18,875	18,962

District Of Columbia (0.1%)
District of Columbia GO	6.000%	6/1/11 (1)(ETM)	3,085	3,385

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Florida (4.5%)
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	10,000	10,806
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22 (2)	12,995	13,552
	Florida Educ. System Fac. Rev.	5.000%	5/1/35 (1)	11,335	11,432
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12	7,000	7,418
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/24	2,000	1,989
	Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/25	1,500	1,486
	Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36	22,200	21,654
	Key West FL Util. Board Election Rev.	5.000%	10/1/31 (1)	10,000	10,102
	Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.500%	11/15/09 (Prere.)	11,925	12,605
	Marion County FL Hosp. Dist. Rev. (Munroe Regional Health System)	5.000%	10/1/29	8,000	7,704
	Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	5.125%	11/15/39	5,000	4,778
	Orange County FL School Board COP	5.000%	8/1/31 (3)	9,000	8,963
1	Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	4,300	4,297
	Sunrise FL Util. System Rev.	5.500%	10/1/18 (2)	12,000	12,947
	Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30	6,000	6,058
					135,791
Georgia (4.2%)
	Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (3)	7,750	8,049
	Atlanta GA Airport Fac. Rev.	5.875%	1/1/17 (3)	7,500	7,755
	Atlanta GA Water & Wastewater Rev.	5.500%	11/1/22 (4)	10,000	10,774
	Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	8,350	9,750
	Atlanta GA Water & Wastewater Rev.	5.750%	11/1/30 (4)	15,000	17,449
	Burke County GA Dev. Auth. PCR VRDO	2.650%	5/1/08	7,900	7,900
	College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/10 (ETM)	7,360	7,777
	Fulton County GA COP	6.000%	11/1/15 (2)	4,815	5,180
	Georgia GO	5.000%	7/1/17	15,000	16,627
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	10,305	10,099
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	6.375%	7/15/38	10,000	10,006
	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.250%	7/1/18	12,170	13,902
					125,268
Hawaii (0.4%)
	Hawaii GO	5.875%	9/1/09 (4)(Prere.)	5,110	5,403
	Hawaii GO	5.875%	10/1/10 (1)(Prere.)	2,860	3,086
	Hawaii GO	5.875%	10/1/10 (1)(Prere.)	3,220	3,474
					11,963
Illinois (4.4%)
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/16 (3)	8,500	6,056
	Chicago IL Board of Educ. GO	0.000%	12/1/13 (2)	5,000	4,015
	Chicago IL Board of Educ. GO	0.000%	12/1/14 (2)	5,000	3,815
	Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/11 (ETM)	20,000	21,327
	Chicago IL Neighborhoods Alive GO	5.750%	7/1/10 (3)(Prere.)	16,690	18,016
	Chicago IL Neighborhoods Alive GO	5.500%	1/1/11 (3)(Prere.)	6,400	6,870
	Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	6,000	7,456
	Chicago IL Skyway Toll Bridge	5.500%	1/1/11 (2)(Prere.)	8,750	9,475

1	Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39	13,000	12,720
	Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37	5,000	4,930
	Illinois Sales Tax Rev.	6.125%	6/15/10 (Prere.)	4,500	4,844
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10 (1)	6,000	6,257
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/14 (1)	16,100	12,506
	Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/12 (1)	5,795	5,076
	Will County IL Community School Dist.	0.000%	11/1/13 (4)	10,000	8,185
					131,548
Indiana (1.3%)
	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26	3,475	3,418
	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/39	24,045	22,471
	Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11	11,980	12,786
					38,675
Kansas (0.2%)
	Wyandotte County Kansas City KS Unified Govt. Util. System Rev.	5.000%	9/1/32 (4)	5,000	5,087

Kentucky (0.9%)
	Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	6,405	6,892
	Kentucky Property & Building Comm. Rev.	5.375%	8/1/11 (4)(Prere.)	8,050	8,713
	Kentucky Property & Building Comm. Rev.	5.375%	8/1/16 (4)	5,820	6,219
	Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33 (3)	5,000	5,170
					26,994

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Louisiana (2.8%)
	Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/18 (2)	5,000	5,270
	Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/24 (3)	6,880	6,998
	Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/25 (3)	5,000	5,086
	Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/27 (10)	5,000	5,133
	Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/28 (10)	2,500	2,556
	Louisiana GO	5.750%	11/15/10 (3)(Prere.)	9,855	10,633
	Louisiana GO	5.500%	5/15/14 (3)	6,180	6,520
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43	20,000	18,920
	New Orleans LA GO	0.000%	9/1/16 (2)	5,785	3,954
	Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37	20,000	18,354
					83,424
Maryland (2.5%)
	Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.750%	12/1/09 (Prere.)	25,000	27,319
	Maryland GO	5.250%	2/15/14	16,635	18,464
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38 (4)	6,100	6,525
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	13,805
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	7,500	8,252
					74,365
Massachusetts (7.1%)
	Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/21	15,000	18,262
	Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29 (1)	3,085	3,489
	Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34	9,030	9,932
	Massachusetts GO	5.375%	10/1/10 (Prere.)	10,000	10,613
	Massachusetts GO	5.250%	8/1/22	5,000	5,536
	Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/32	23,125	23,159
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15	9,205	9,390
	Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.000%	8/15/30 (3)	7,460	7,351
	Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.000%	7/1/23	5,100	5,584
	Massachusetts Port Auth. Rev.	5.000%	7/1/08 (Prere.)	3,500	3,552
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)	13,160	13,458
	Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	7,295	7,954
	Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/27 (3)	7,190	7,806
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/26	4,790	5,316
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/27	7,780	8,621
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/29	11,325	12,512
2	Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	32,000	37,567
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31 (2)	21,000	21,526
					211,628
Michigan (3.1%)
	Detroit MI Sewer System Rev.	5.750%	1/1/10 (3)(Prere.)	5,000	5,323
	Detroit MI Sewer System Rev.	5.000%	7/1/13 (4)(Prere.)	7,755	8,461
	Detroit MI Sewer System Rev.	5.125%	7/1/15 (1)(Prere.)	3,970	4,408
	Detroit MI Sewer System Rev.	5.500%	7/1/29 (3)	18,000	18,996
	Detroit MI Sewer System Rev.	5.000%	7/1/32 (4)	3,045	3,093

Detroit MI Sewer System Rev.	5.125%	7/1/33 (1)	6,030	6,091
Grand Rapids MI Tax Increment Rev. (Downtown Project)	6.875%	6/1/24 (1)	7,500	7,793
Michigan Building Auth. Rev.	5.500%	10/15/16	5,500	5,898
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46	14,000	13,481
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	9,250	10,065
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	7,980	8,683
				92,292
Minnesota (0.4%)
Minnesota GO	5.000%	8/1/20	10,570	11,435

Missouri (0.7%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal—Presbyterian Hosp.)	5.500%	12/1/16 (4)	4,195	4,421
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/26	15,000	15,602
				20,023
Nebraska (0.7%)
Omaha NE Public Power Dist. Electric Rev.	5.000%	2/1/39	20,075	20,313

Nevada (1.2%)
Clark County NV School Dist. GO	5.000%	6/15/13	17,305	18,793
Clark County NV School Dist. GO	5.000%	6/15/14	8,995	9,828
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	2,000	2,046
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/11 (4)(Prere.)	5,000	5,413
				36,080

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hampshire (0.8%)
Manchester NH General Airport Rev.	5.625%	1/1/10 (4)(Prere.)	23,000	24,221

New Jersey (3.7%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/28 (1)	10,680	11,838
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	20,000	22,585
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	10,000	9,667
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	10,000	11,093
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	9,000	9,968
New Jersey Educ. Fac. Auth. Rev. (New Jersey City Univ.)	5.000%	7/1/35 (12)	6,500	6,666
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (4)(ETM)	1,595	1,753
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (4)	260	286
New Jersey Transp. Corp. COP	6.000%	9/15/10 (2)(Prere.)	13,000	14,043
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	5,000	5,443
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (3)	5,795	6,597
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10 (1)(Prere.)	2,060	2,167
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26	10,000	8,514
				110,620
New Mexico (0.8%)
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (1)	10,000	10,686
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	3,000	3,221
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	10,000	10,924
				24,831
New York (9.5%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/08 (3)	4,900	4,987
Babylon NY Waste Water Fac. GO	9.000%	8/1/09 (3)	2,800	3,031
Babylon NY Waste Water Fac. GO	9.000%	8/1/10 (3)	4,900	5,584
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/26 (4)	4,200	4,617
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/35	18,690	19,354
Metro. New York Transp. Auth. Rev.	4.500%	11/15/38	24,060	22,221
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	4,675	4,984
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	6,165	7,196
New York City NY GO	5.250%	8/1/12	8,535	9,199
New York City NY Transitional Finance Auth. Rev.	6.250%	5/15/10 (Prere.)	265	288
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/24 (2)	10,000	10,388
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/25 (2)	10,000	11,123
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/20 (1)	7,500	8,510
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/11	5,575	6,131
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/20	37,090	39,313
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/25 (1)	6,965	7,870
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/30	12,215	12,488
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/14	12,770	13,017
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/15	20,000	20,651
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18	15,410	16,137
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/20	12,565	13,182
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	10,000	10,709

	Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (ETM)	10,000	11,821
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/22 (Prere.)	6,750	7,571
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38	12,500	13,147
					283,519
North Carolina (1.5%)
	North Carolina Eastern Muni. Power Agency Rev.	7.500%	1/1/10 (ETM)	4,935	5,280
	North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/18 (ETM)	4,625	5,661
1	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/23	5,000	4,964
	North Carolina GO	5.000%	3/1/20	5,000	5,312
	North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/22 (4)	6,500	6,833
	North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/34	15,000	14,848
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,220	1,333
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/16	1,780	1,920
					46,151
Ohio (2.5%)
	Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24	14,400	13,521
	Cincinnati OH City School Dist. GO	5.250%	12/1/27 (3)	14,900	16,061
	Erie County OH Hosp. Fac. Rev. (Firelands Regional Medical Center)	5.250%	8/15/46	6,080	5,697
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/16	3,000	3,165
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/17	2,260	2,376
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/21	8,000	8,258
	Ohio Common Schools GO	5.000%	3/15/14	7,020	7,572

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46	13,500	12,561
Ohio Higher Educ. GO	5.000%	2/1/25	5,000	5,185
				74,396
Oregon (0.9%)
Portland OR Sewer System Rev.	5.000%	8/1/19 (4)	11,790	12,786
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/22	14,880	15,049
				27,835
Pennsylvania (3.4%)
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/31	11,420	9,497
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,491
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/38 (12)	14,000	14,345
Philadelphia PA GO	5.250%	8/1/17 (4)	12,765	14,037
Philadelphia PA GO	5.000%	8/1/18 (4)	17,740	18,996
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (3)	20,000	21,514
Pittsburgh PA GO	5.250%	9/1/16 (3)	3,845	3,871
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13 (3)	10,000	11,066
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	1,725	1,906
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/21	610	631
				101,354
Puerto Rico (1.7%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/08 (4)(Prere.)	2,000	2,041
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14 (1)	2,000	2,037
Puerto Rico GO	5.000%	7/1/13 (Prere.)	1,930	2,108
Puerto Rico GO	5.000%	7/1/33	1,670	1,579
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/34 (2)	15,305	3,583
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14 (Prere.)	7,205	7,861
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	940	1,092
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	10,060	11,691
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	10,000	10,455
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/47 (2)	45,000	4,926
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	25,000	1,797
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	22,200	1,170
				50,340
South Carolina (3.0%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28	20,000	20,362
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.375%	8/15/12 (Prere.)	7,750	8,799
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)	12,210	13,950
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)(ETM)	2,035	2,414
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	5,000	5,654
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12 (Prere.)	2,080	2,311
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/30	7,920	8,022
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/20 (2)	20,840	21,906
Univ. of South Carolina Higher Educ. Rev.	5.250%	6/1/38 (4)	6,610	6,937
				90,355
Tennessee (0.8%)
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/31	25,000	25,182

Texas (10.0%)
Austin TX Combined Util. System Rev.	0.000%	5/15/17 (3)	4,900	3,230
Austin TX Water & Wastewater System Rev.	5.000%	5/15/28 (1)	6,665	6,753
Harris County TX GO	0.000%	10/1/14 (1)	5,550	4,352
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children’s Hosp.) VRDO	2.600%	5/1/08 (1)	7,000	7,000
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	2,735	2,938
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	4,105	4,409
Houston TX GO	5.750%	3/1/14 (4)	260	277
Houston TX GO	5.750%	3/1/15 (4)	265	282
Houston TX GO	5.750%	3/1/16 (4)	395	420
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/18 (2)	16,285	9,994
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/21 (2)	22,720	11,562
Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	20,500	17,439
Lewisville TX Independent School Dist.	0.000%	8/15/16	5,630	4,010
Lewisville TX Independent School Dist.	0.000%	8/15/17	6,940	4,667
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	65	68
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	10	10
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/09 (4)(Prere.)	30	31
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/11 (4)	12,575	13,117

Long-Term Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/16 (4)	27,425	28,567
North Texas Tollway Auth. Rev.	5.625%	1/1/33	30,000	30,546
Round Rock TX Independent School Dist. GO	0.000%	8/15/11 (1)	5,000	4,508
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	11,435	12,096
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,806
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	15,500	15,981
San Antonio TX Electric & Gas Rev.	5.000%	2/1/32	15,000	15,254
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/20	17,000	21,680
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)(ETM)	940	783
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)	38,730	31,853
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)	16,405	12,027
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)(ETM)	335	254
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)(ETM)	800	546
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)	39,170	25,555
301,015
Utah (1.5%)
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/21	17,395	17,945
Utah Transit Auth. Sales Tax Rev.	5.000%	6/15/35 (1)	25,000	25,485
43,430
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/10 (Prere.)	5,000	5,517

Virginia (1.5%)
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37	16,755	16,508
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	10,000	11,185
Virginia College Building Auth. Educ. Fac. Rev. (Washington & Lee Univ.)	5.750%	1/1/34	9,540	11,150
Winchester VA IDA Hosp. Rev. (Valley Health System)	5.250%	1/1/37	5,000	5,048
43,891
Washington (1.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/09 (1)	10,950	10,642
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/14 (1)	5,000	3,906
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/17 (1)	11,685	7,713
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/18 (1)	10,000	6,216
Port of Seattle WA Rev.	5.625%	8/1/10 (1)(Prere.)	7,735	8,266
Washington GO	5.625%	7/1/10 (Prere.)	7,030	7,503
Washington GO	6.750%	2/1/15	3,450	3,956
48,202
West Virginia (0.4%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/14 (1)(ETM)	8,975	10,848

Wisconsin (1.8%)
Wisconsin Clean Water Rev.	6.875%	6/1/11	20,500	22,218
Wisconsin GO	5.750%	5/1/11 (Prere.)	10,000	10,878
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/36	20,000	19,671
52,767
Total Municipal Bonds (Cost $2,807,208)	2,866,533

Shares
Temporary Cash Investment (2.4%)
3	Vanguard Municipal Cash Management Fund (Cost $71,994)	2.397%	71,993,817	71,994

Total Investments (98.3%) (Cost $2,879,202)	2,938,527
Other Assets and Liabilities (1.7%)
Other Assets—Note B	95,286
Liabilities	(44,368)
50,918
Net Assets (100%)	2,989,445

Long-Term Tax-Exempt Fund

At April 30, 2008, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	2,947,082
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(16,566)
Unrealized Appreciation (Depreciation)
Investment Securities	59,325
Futures Contracts	(396)
Net Assets	2,989,445

Investor Shares—Net Assets
Applicable to 65,009,487 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	712,313
Net Asset Value Per Share—Investor Shares	$10.96

Admiral Shares—Net Assets
Applicable to 207,823,354 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,277,132
Net Asset Value Per Share—Admiral Shares	$10.96

•  See Note A in Notes to Financial Statements.

1  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2008.

2  Securities with a value of $4,696,000 have been segregated as initial margin for open futures contracts.

3  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4  See Note C in Notes to Financial Statements for the tax-basis components of net assets. For key to abbreviations and other references, see back cover.

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Municipal Bonds (98.5%)
Alabama (0.9%)
	Alabama Special Care Fac. Financing Auth. Birmingham Rev. (Ascension Health)	5.000%	11/15/39	19,855	19,471
	Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/24	3,000	3,019
	Courtland AL Dev. Board Solid Waste Disposal Rev. (Champion International Corp.)	6.700%	11/1/29	9,500	9,585
	Courtland AL Dev. Board Solid Waste Disposal Rev. (International Paper Co.)	5.200%	6/1/25	10,000	8,567
	McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/28	17,000	15,712
					56,354
Arizona (1.9%)
	Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	4.750%	10/1/10	4,250	4,165
	Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	5.200%	10/1/37	7,000	5,504
	Chandler AZ IDA Rev. (Intel Corp. Project) PUT	4.375%	12/1/10	17,500	18,113
	Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32	15,200	14,853
	Maricopa County AZ Pollution Control Corp. PCR (Southern California Edison Co.) PUT	2.900%	3/2/09	16,500	16,450
	Salt Verde Arizona Financial Project Rev.	5.250%	12/1/27	22,000	21,191
	Salt Verde Arizona Financial Project Rev.	5.000%	12/1/32	10,000	9,080
	Univ. of Arizona Board of Regents	6.200%	6/1/16	26,660	30,348
					119,704
Arkansas (0.1%)
	North Little Rock AR Electric Rev.	6.500%	7/1/15 (1)	3,450	3,887

California (13.6%)
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.250%	5/7/08 (2)	28,800	28,800
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	1,670	1,829
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	830	909
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/15	4,170	4,502
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/17	8,330	8,993
1	California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/28	5,375	5,591
1	California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/29	11,435	11,856
	California GO	5.000%	11/1/21	32,545	33,797
	California GO	5.000%	8/1/23 (4)	20,000	20,850
	California GO	5.125%	2/1/25	13,975	14,263
	California GO	4.500%	12/1/32 (4)	15,000	14,379
	California GO	4.500%	10/1/36	56,500	52,317
	California GO	5.000%	6/1/37	30,000	29,907
1	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38	6,000	5,880
	California Housing Finance Agency Home Mortgage Rev.	5.500%	2/1/42	25,535	25,947
	California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	32,155	30,639
	California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/25	3,000	2,713
	California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/27	6,185	5,215
	California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/21	7,675	7,861
	California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/22	5,000	5,095
	California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/23	2,870	2,913
	California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/19	7,000	7,482

	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12 (1)	25,000	27,331
	California State Econ. Recovery Bonds	5.250%	7/1/12	10,000	10,826
	California State Econ. Recovery Bonds	5.250%	7/1/14	30,000	33,029
	California State Univ. Rev. Systemwide	5.000%	11/1/20 (2)	20,995	21,940
	California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.050%	5/15/08	2,500	2,502
	California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/10	22,000	22,105
	California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/13	37,785	37,389
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45	50,000	49,038
	Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/27	20,000	19,782
	City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/29	2,170	1,926
	City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/35	2,710	2,352
	Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/28 (1)	25,000	25,459
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	20,885	22,358
	Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	7,000	7,696
	Irving CA Special Tax Community Fac. Dist.	5.200%	9/1/26	750	686
	Irving CA Special Tax Community Fac. Dist.	5.250%	9/1/36	2,000	1,755
	Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/13 (Prere.)	890	1,003
	Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/13 (Prere.)	885	1,010
	Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/13 (Prere.)	890	1,022
	Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/13 (Prere.)	3,555	4,092
	Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/13 (Prere.)	2,670	3,080
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24 (4)	11,175	11,653
	Napa Valley CA USD Election GO	4.500%	8/1/37 (3)(4)	12,035	11,479
	Northstar Community Services Dist. CA Special Tax Community Fac. Dist.	5.000%	9/1/37	15,000	12,285
	Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/38	25,000	23,447
1	Redding CA Electric System COP	5.000%	6/1/30 (4)	7,500	7,588
	Roseville CA North Central Roseville Community Fac. Dist.	5.400%	9/1/08	1,850	1,863
	San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	15,185

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	31,497
San Diego CA USD GO	5.500%	7/1/19 (1)	10,140	11,460
San Diego CA USD GO	5.500%	7/1/21 (1)	12,725	14,350
San Diego CA USD GO	5.500%	7/1/23 (1)	7,500	8,432
San Diego CA USD GO	4.500%	7/1/29 (4)	10,870	10,623
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/33 (2)	10,000	10,083
San Francisco CA City & County International Airport Rev.	5.750%	5/1/19	20,295	20,992
San Francisco CA City & County International Airport Rev.	5.750%	5/1/20	26,405	27,098
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/09 (1)	3,000	2,949
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/25 (1)	12,900	4,939
Santa Margarita CA Water Dist. Special Tax Community Fac. Dist. No. 99-1	6.000%	9/1/13 (Prere.)	3,000	3,431
				847,473
Colorado (3.8%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.250%	9/1/11 (Prere.)	10,000	10,769
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (ETM)	7,775	8,434
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,000	3,254
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,130	5,565
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,215	5,657
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	8,200	8,896
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	4.500%	9/1/38	25,000	22,876
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	9/1/41	30,000	29,192
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/26	1,000	917
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/37	2,250	1,985
Colorado Health Fac. Auth. Rev. (Covenant Retirement Community Inc.)	5.250%	12/1/25	15,500	14,454
Denver CO City & County Single Family Mortgage Rev.	5.550%	12/1/39	5,534	5,415
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/09 (1)	14,195	13,638
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (1)	7,185	6,658
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/12 (1)	26,795	22,660
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (1)	5,000	4,007
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/14 (1)	8,000	6,086
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (1)	5,000	3,582
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/18 (1)	5,000	2,986
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24 (1)	29,225	11,743
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (1)	14,900	5,577
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27 (1)	36,465	12,026
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/29 (1)	56,600	16,335
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (1)	14,200	3,808
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16 (4)(Prere.)	10,000	9,643
				236,163
Connecticut (1.4%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28	35,250	35,370
Connecticut Dev. Auth. PCR (Connecticut Power & Light) PUT	3.350%	10/1/08 (2)	8,000	8,031
Connecticut GO	5.375%	4/15/12 (Prere.)	5,000	5,455
Connecticut GO	5.375%	4/15/12 (Prere.)	5,000	5,455
Connecticut GO	5.375%	4/15/12 (Prere.)	10,000	10,901
Connecticut GO	5.375%	4/15/12 (Prere.)	7,180	7,827
Connecticut GO	5.375%	11/15/12 (Prere.)	5,000	5,516

Connecticut GO	5.375%	11/15/12 (Prere.)	5,000	5,516
				84,071
Delaware (0.1%)
Delaware Housing Auth. Single Family Mortgage Rev.	5.875%	1/1/38	4,880	5,033

District of Columbia (0.4%)
District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/30 (2)	12,815	13,481
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/13 (1)	2,500	2,622
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/16 (1)	2,775	2,877
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/17 (1)	2,000	2,064
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/18 (1)	2,000	2,054
				23,098
Florida (6.5%)
Alachua County FL IDR (North Florida Retirement Village)	5.625%	11/15/22	5,000	4,630
Alachua County FL IDR (North Florida Retirement Village)	5.875%	11/15/36	10,000	8,913
Beacon Lakes FL Community Dev.	6.900%	5/1/35	17,605	16,879
Brevard County FL School Board COP	5.000%	7/1/27 (2)	12,895	12,831
Broward County FL School Board COP	5.375%	7/1/11 (4)(Prere.)	8,240	8,905
East Homestead Community Dev. Dist. Florida Special Assessment Rev.	5.000%	5/1/11	3,375	3,200
Escambia County FL Environmental Improvement Rev.	5.750%	11/1/27	6,000	5,421
Florida Board of Educ. Public Educ. Capital Outlay	4.500%	6/1/36 (4)	27,860	26,536
Florida Housing Finance Agency Rev.	5.750%	1/1/37	29,185	29,658
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.750%	1/1/37	13,795	13,967
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.500%	7/1/48	15,000	15,083

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36	14,800	14,436
1	Hillsborough County FL Aviation Auth. Rev.	5.375%	10/1/33 (12)	5,330	5,311
	Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/34	5,185	5,005
	Hillsborough County FL IDA (Tampa General Hosp. Project)	5.000%	10/1/36	7,000	6,500
	Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/41	10,000	9,531
	Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. (Mayo Clinic)	5.000%	11/15/36	14,400	14,437
	Landmark at Doral Community Dev. Dist. Florida Special Assessment	5.200%	5/1/15	6,680	5,721
	Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/09 (Prere.)	1,475	1,565
	Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/09 (Prere.)	1,000	1,061
	Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.125%	11/15/36	2,500	2,113
	Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (1)	84,000	85,553
	Miami-Dade County FL Aviation—Miami International Airport	5.125%	10/1/24 (1)	18,575	18,281
	Miami-Dade County FL Aviation—Miami International Airport	5.000%	10/1/38 (11)	8,770	8,005
	Miami-Dade County FL School Board COP	5.250%	10/1/18 (3)	7,915	8,221
	Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	5.850%	8/1/09 (Prere.)	1,390	1,446
	Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	6.000%	8/1/09 (Prere.)	2,000	2,112
	Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.375%	7/1/20	1,100	1,003
	Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.700%	7/1/26	1,000	902
	Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.000%	7/1/12	6,000	5,991
	Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/32	1,200	1,029
	Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/38	1,500	1,260
	Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.500%	5/1/10	370	363
	Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.800%	5/1/26	3,000	2,877
	Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/17 (ETM)	2,200	2,574
	Palm Beach County FL Airport System Rev.	5.750%	10/1/12 (1)(ETM)	2,340	2,611
	Palm Beach County FL Airport System Rev.	5.750%	10/1/12 (1)	7,220	7,891
	Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (1)(ETM)	2,060	2,357
	Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (1)	6,440	7,182
	Palm Glades Comm. Dev. Dist. (Florida Supplemental Assessment)	4.850%	8/1/11	2,315	2,176
1	Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	8,700	8,694
	Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30	18,000	18,175
	Tampa Bay FL Water Util. System Rev.	5.250%	10/1/15 (3)	1,180	1,304

Tampa Bay FL Water Util. System Rev.	5.250%	10/1/16 (3)	1,720	1,904
				403,614
Georgia (1.2%)
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) VRDO	2.580%	5/1/08	10,000	10,000
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.400%	11/1/10	5,000	5,457
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/17 (1)	5,000	5,428
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/34	2,000	1,841
Georgia Housing Finance Auth. Rev.	5.000%	12/1/26	4,750	4,566
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/15 (1)(Prere.)	95	110
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)	4,060	4,689
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)(ETM)	845	991
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/18	5,000	4,977
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/19	9,500	9,010
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/19	15,000	14,888
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/28	12,195	11,307
Richmond County GA Dev. Auth. Environmental Improvement Rev.	5.750%	11/1/27	3,000	2,726
				75,990
Guam (0.7%)
Guam Govt. GO	5.000%	11/15/23	7,500	6,949
Guam Govt. GO	5.125%	11/15/27	7,400	6,728
Guam Govt. GO	5.250%	11/15/37	22,500	19,868
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	6.000%	7/1/25	2,000	2,017
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	5.875%	7/1/35	5,000	4,832
				40,394
Hawaii (1.1%)
Hawaii GO	5.000%	7/1/19 (2)	14,055	14,941
Hawaii GO	5.000%	7/1/20 (2)	14,850	15,682
Honolulu HI City & County GO	5.250%	7/1/12 (3)	4,950	5,373
Honolulu HI City & County GO	5.250%	7/1/20 (3)	15,360	16,457
Honolulu HI City & County GO	5.000%	7/1/22 (3)	8,115	8,472
Honolulu HI City & County Waste Water GO	0.000%	7/1/17 (3)	6,000	3,931
Honolulu HI City & County Waste Water GO	0.000%	7/1/18 (3)	2,000	1,233
				66,089
Idaho (0.1%)
Idaho Housing & Finance Assn. Single Family Mortgage Rev.	5.125%	1/1/29	3,100	2,994
Madison County ID Hosp. Rev.	5.250%	9/1/37	1,650	1,385
				4,379

High-Yield Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Illinois (2.9%)
Chicago IL GO	5.125%	1/1/09 (3)(Prere.)	100	103
Chicago IL GO	0.000%	1/1/16 (1)(Prere.)	7,445	7,342
Chicago IL GO	0.000%	1/1/16 (1)(Prere.)	7,795	7,677
Chicago IL GO	0.000%	1/1/26 (1)	2,755	2,525
Chicago IL GO	0.000%	1/1/27 (1)	2,630	2,405
Chicago IL GO	5.125%	1/1/29 (3)	6,730	6,778
Chicago IL Midway Airport Rev.	5.500%	1/1/14 (4)	6,410	6,680
Chicago IL Midway Airport Rev.	5.500%	1/1/15 (4)	4,760	4,939
Chicago IL Midway Airport Rev.	5.500%	1/1/16 (4)	7,135	7,366
Chicago IL Midway Airport Rev.	5.500%	1/1/17 (4)	7,525	7,740
Chicago IL Midway Airport Rev.	5.500%	1/1/18 (4)	7,940	8,249
Chicago IL Public Building Comm. GO	7.000%	1/1/15 (1)(ETM)	5,925	6,619
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	10,000	12,427
Chicago IL Water Rev.	5.250%	11/1/38	15,000	15,690
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.050%	1/1/10	9,750	9,814
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/14 (Prere.)	500	564
1	Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39	27,000	26,418
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37	17,000	16,762
Illinois Finance Auth. Rev. (Tabor Hills Supportive Living)	5.250%	11/15/36	3,000	2,596
Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/35	4,000	3,043
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.100%	9/1/11 (2)	3,105	3,156
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,538
Illinois Sales Tax Rev.	5.500%	6/15/16 (3)	3,000	3,359
Illinois Sales Tax Rev.	5.750%	6/15/19 (3)	5,000	5,722
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	5.250%	6/15/42 (1)	10,000	10,216
180,728
Indiana (2.0%)
Indiana Health & Educ. Fac. Financing Auth. Rev. (Ascension Health Credit Group)	5.000%	11/15/39	46,395	45,428
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/23 (ETM)	19,400	24,958
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11	11,115	11,863
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.100%	1/15/17	21,000	19,949
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/14	21,500	24,086
126,284
Iowa (0.4%)
Tobacco Settlement Financing Corp. Iowa Rev.	5.600%	6/1/34	25,000	22,742

Kansas (0.9%)
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/26	2,000	1,875
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/38	2,000	1,795
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/11 (Prere.)	9,000	10,066
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/11 (Prere.)	21,100	24,335
Salina KS Hosp. Rev. (Salina Regional Health)	4.500%	10/1/26	1,000	922
Salina KS Hosp. Rev. (Salina Regional Health)	4.625%	10/1/31	1,000	910
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/36	15,830	15,003
54,906
Kentucky (1.1%)

Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.650%	1/1/17 (2)	8,000	8,098
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.700%	1/1/21 (2)	2,000	2,022
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/17 (1)	7,500	7,967
Kentucky Housing Corp. Rev.	5.250%	7/1/32	10,130	10,143
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	5,300	5,909
Kentucky Property & Building Comm. Rev.	5.000%	10/1/17 (2)	6,000	6,468
Kentucky Property & Building Comm. Rev.	5.250%	10/1/17 (4)	2,000	2,226
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.250%	1/1/11 (4)(Prere.)	6,000	6,402
Russell KY Rev. Bon Secours Health System	5.625%	11/15/30	16,000	16,156
				65,391
Louisiana (2.7%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.450%	7/1/10	5,000	5,009
East Baton Rouge LA Mortgage Fin. Auth. Single Family Rev.	5.400%	4/1/38	2,940	3,049
Ernest N. Morial—New Orleans LA Exhibit Hall Special Tax	5.000%	7/15/13 (2)(Prere.)	27,000	29,231
Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.950%	6/1/38	10,000	10,324
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38	45,000	42,287
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37	75,000	68,826
Tobacco Settlement Financing Corp. Louisiana Rev.	5.875%	5/15/39	10,000	9,423
				168,149
Maine (0.2%)
Jay ME Solid Waste Disposal Rev.	6.200%	9/1/19	9,250	9,434

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland (2.2%)
Maryland Dept. of Housing & Community Dev. Rev.	5.750%	3/1/41	12,770	13,006
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/16	3,000	2,849
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/31	12,000	9,282
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.250%	12/1/31	2,000	1,604
Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	4.750%	1/1/13	10,000	9,768
Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	5.000%	1/1/17	11,500	11,061
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38 (4)	30,000	32,092
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	15,000	16,503
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11 (Prere.)	8,070	8,642
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11 (Prere.)	15,500	16,600
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.750%	7/1/11 (Prere.)	3,930	4,268
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12 (Prere.)	3,000	3,335
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12 (Prere.)	6,500	7,226
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	5.500%	5/1/20	420	417
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	1,953
				138,606
Massachusetts (2.9%)
Massachusetts Dev. Finance Agency Resource Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/09	2,000	2,081
Massachusetts GO	5.250%	8/1/22 (1)	25,000	27,566
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15	22,500	22,951
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.000%	7/15/35	15,110	15,283
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/11	5,685	5,996
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	17,000	17,431
*[2] Massachusetts Ind. Finance Agency Solid Waste Disposal Rev. (Massachusetts Paper Co.)	8.500%	11/1/12	5,098	5
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/15 (1)	7,535	7,893
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	15,000	16,737
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/20	13,920	15,320
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	43,700	51,303
				182,566
Michigan (1.1%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/12 (Prere.)	11,000	12,313
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/32	5,000	4,932
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46	45,000	43,331

Michigan Tobacco Settlement Financing Auth. Rev	6.000%	6/1/48	9,775	8,888
				69,464
Minnesota (1.4%)
Breckenridge MN Rev. (Catholic Health Initiatives)	5.000%	5/1/30	3,000	2,992
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/28	4,500	4,413
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/37	16,000	15,290
Minneapolis MN Health Care System (Allina Health System)	5.750%	11/15/12 (Prere.)	39,000	43,364
Minneapolis MN Health Care System (Allina Health System)	6.000%	11/15/12 (Prere.)	7,000	7,857
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.375%	11/15/18	8,850	8,950
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.500%	11/15/27	4,500	4,551
				87,417
Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/31 (10)	11,365	10,409
Mississippi Home Corp. Single Family Rev.	5.500%	6/1/38	3,940	3,980
				14,389
Missouri (1.3%)
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35	4,000	3,511
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Mission Health System)	5.375%	11/15/16 (1)	7,000	7,084
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.050%	3/1/37	11,665	12,088
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.000%	3/1/38	4,525	4,675
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	5.600%	9/1/38	8,500	8,526
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/28 (1)	5,000	5,003
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/27 (1)	10,000	10,831
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/28 (1)	10,000	10,830
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/29 (1)	6,000	6,495
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/37	11,000	9,795
				78,838
Montana (0.1%)
Montana Board Housing (Single Family Mortgage) Rev.	5.750%	12/1/37	6,225	6,392

Nebraska (0.1%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.250%	6/1/11 (2)(Prere.)	5,500	5,914

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada (0.5%)
Clark County NV PCR (Southern California Edison Co.) PUT	3.250%	3/2/09	12,500	12,589
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31	21,750	21,069
				33,658
New Hampshire (0.3%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.500%	2/1/09	20,925	21,076

New Jersey (5.8%)
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/09	5,000	5,208
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	7.000%	12/1/09	1,500	1,566
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/19	2,000	1,921
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.000%	1/1/29	7,500	7,012
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29	2,000	1,845
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29	10,000	9,382
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/26	2,000	1,757
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/36	2,000	1,677
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29	20,000	19,544
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/31	6,500	6,111
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill— DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	2,250	2,601
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill— DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	30,500	35,264
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/15	825	777
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/25	710	651
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/37	1,230	1,072
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/24 (1)	18,055	19,233
New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/31	10,000	9,704
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19 (2)	25,000	28,064
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/12	14,000	13,458
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	2,065	2,270
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (ETM)	2,390	2,626
New Jersey Transit Corp. Capital GAN	5.500%	2/1/09 (2)	61,405	61,570
New Jersey Transp. Corp. COP	5.750%	9/15/15	26,620	28,361
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (3)	10,000	11,372
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22 (4)	16,630	17,317
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	32,495	23,364
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23	9,230	8,353
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26	46,750	39,804
				361,884
New Mexico (1.5%)
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/25	22,550	23,413
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/26	8,000	8,283
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	11,000	11,812

New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	27,550	30,095
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.600%	7/1/38	9,245	9,344
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.300%	1/1/39	6,455	6,478
Univ. of New Mexico Univ. Rev.	5.000%	7/1/32 (4)(7)	3,500	3,559
				92,984
New York (8.4%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	5,000	5,547
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	3,745	4,144
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	4,980
Essex County NY IDA Solid Waste Disposal Rev. (International Paper)	5.200%	12/1/23	2,750	2,424
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47 (1)	29,000	26,912
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/12 (4)	10,000	8,744
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	18,000	21,010
Metro. New York Transp. Auth. Rev. (Service Contract)	7.375%	7/1/08 (ETM)	4,465	4,505
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/14	15,460	17,134
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/15	28,165	31,368
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18 (2)	5,000	5,579
Nassau County NY IDA Continuing Care Retirement Rev.	6.500%	1/1/27	2,500	2,421
Nassau County NY IDA Continuing Care Retirement Rev.	6.700%	1/1/43	9,000	8,865
New York City NY IDA Special Fac. Rev.	5.500%	1/1/16	3,500	3,642
New York City NY IDA Special Fac. Rev.	5.500%	1/1/16	4,500	4,650
New York City NY IDA Special Fac. Rev.	5.500%	1/1/16	4,000	4,121
New York City NY IDA Special Fac. Rev.	5.500%	1/1/16	3,250	3,405
New York City NY IDA Special Fac. Rev.	7.750%	8/1/31	15,000	14,638
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35 (1)	24,635	24,967
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/10	3,050	3,216
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/34	5,000	4,767
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/17 (4)	8,000	8,610

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/19 (2)	10,000	11,205
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/22 (4)	5,500	5,741
	New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/13	13,380	15,963
	New York State Dormitory Auth. Rev. Non State Supported Debt (Long Island Jewish Obligated Group)	2.900%	5/1/18	23,280	19,440
	New York State Dormitory Auth. Rev. Non State Supported Debt (Long Island Jewish Obligated Group)	5.000%	5/1/37	10,000	9,746
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.250%	7/1/24	4,250	4,082
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.625%	7/1/37	8,750	8,296
	New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10 (1)	7,195	7,338
	New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.000%	11/1/11 (1)	6,470	6,593
	New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.100%	11/1/12 (1)	8,135	8,284
	New York State Housing Finance Agency Rev. VRDO	2.700%	5/7/08	25,000	25,000
	New York State Mortgage Agency Rev. VRDO	2.550%	5/7/08	13,000	13,000
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	20,000	22,655
	Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/12	16,000	15,860
	Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550%	11/15/13	12,500	12,441
	Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.625%	11/15/14	3,000	2,983
	Port Auth. of New York & New Jersey Rev.	5.750%	3/15/35	25,000	25,855
	Port Auth. of New York & New Jersey Special Obligation Rev. (JFK International Airport)	6.250%	12/1/08 (1)	4,000	4,066
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/17 (ETM)	10,000	10,971
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18	15,000	15,998
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20 (1)	10,000	11,238
	Triborough Bridge & Tunnel Auth. New York Rev. (Convention Center Project)	7.250%	1/1/10	4,545	4,774
	Ulster County NY IDA Rev.	6.000%	9/15/37	10,500	9,474
	Ulster County NY IDA Rev.	6.000%	9/15/42	7,000	6,267
	Westchester County NY Health Care Corp. Rev.	5.875%	11/1/25	11,500	11,382
	Westchester County NY Health Care Corp. Rev.	6.000%	11/1/30	20,000	19,424
					523,725
North Carolina (3.2%)
	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.250%	10/1/11 (Prere.)	28,355	30,682
	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.250%	10/1/39	6,645	6,782
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	17,455	18,368
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	6,000	6,371
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/15	8,000	8,371
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/16	3,000	3,120
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/17	2,000	2,070
	North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/18 (ETM)	6,665	8,158
1	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/24	8,000	7,872
	North Carolina Housing Finance Agency Homeownership Rev.	5.500%	1/1/38	4,000	4,020
	North Carolina Housing Finance Agency Homeownership Rev.	5.500%	7/1/38	9,000	9,129

	North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/39	15,000	14,757
	North Carolina Medical Care Comm. Health Care Fac. (Pennbyrn)	6.125%	10/1/35	9,500	8,713
	North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	6.875%	10/1/10 (Prere.)	4,000	4,412
	North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	7.000%	10/1/10 (Prere.)	15,000	16,686
	North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.000%	10/1/23	1,850	1,711
	North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.100%	10/1/30	1,155	995
	North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/27	2,750	2,654
	North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/33	3,000	2,781
	North Carolina Medical Care Comm. Retirement Fac. Rev. (United Methodist Retirement Home)	7.250%	10/1/09 (Prere.)	13,000	13,968
	North Carolina Medical Care Comm. Retirement Fac. Rev. (Village at Brookwood)	5.250%	1/1/32	3,500	2,855
	North Carolina Muni. Power Agency Rev.	5.500%	1/1/15 (1)	3,500	3,878
	North Carolina State Educ. Assistance Rev. Student Loan VRDO	3.950%	5/7/08 (2)	20,000	20,000
					198,353
Northern Mariana Islands (0.2%)
3	Northern Mariana Islands GO	7.375%	6/1/10 (Prere.)	10,500	11,547

Ohio (2.9%)
	American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/12	27,000	27,241
	American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13	7,000	7,054
	Buckeye OH Tobacco Settlement Financing Corp. Rev.	0.000%	6/1/37	50,000	32,963
	Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.350%	12/1/08 (9)(ETM)	4,615	4,700
	Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.400%	12/1/09 (9)(ETM)	3,850	4,030
	Ohio Air Quality Dev. Auth. PCR PUT	4.850%	5/1/12 (1)	13,500	13,484
	Ohio Common Schools GO	4.500%	9/15/25	13,700	13,788
	Ohio GO	4.500%	9/15/22 (1)	5,000	5,089
	Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/41	20,750	20,517
	Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46	20,000	18,609
	Ohio Water Dev. Auth. PCR	5.500%	12/1/21	10,440	11,987
	Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.350%	11/1/08 (Prere.)	2,500	2,565
	Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.300%	8/15/13	14,750	15,037
					177,064

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oklahoma (1.1%)
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.125%	11/15/25	2,000	1,879
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.000%	11/15/38	7,500	6,688
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.750%	9/1/36	6,395	6,554
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.800%	9/1/37	4,190	4,293
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.875%	9/1/37	6,000	6,179
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.950%	9/1/37	8,935	9,195
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/20 (2)	4,250	4,438
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/21 (2)	4,510	4,684
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/36	12,000	11,784
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT	5.650%	12/1/08	15,500	15,420
				71,114
Oregon (0.2%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.250%	5/1/21	5,000	5,116
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/20 (ETM)	1,405	1,492
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/20	1,595	1,669
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/32	3,000	2,975
				11,252
Pennsylvania (2.9%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/11 (1)	6,000	6,260
Bucks County PA IDA Retirement Community Rev. (Ann’s Choice)	6.250%	1/1/35	3,000	2,916
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	15,000	15,050
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.500%	8/15/23	27,700	30,318
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.250%	7/1/26	1,250	1,226
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.375%	7/1/30	1,000	979
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.500%	7/1/40	2,750	2,699
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.125%	12/15/20	1,000	911
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.300%	12/15/26	500	447
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement—Life Communities Obligated Group)	5.000%	11/15/22	3,000	2,933
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/14 (2)	6,000	6,161
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/15 (2)	3,500	3,574
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/18 (2)	10,500	10,041
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project)	6.750%	12/1/36	10,000	10,083
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/14 (2)	10,000	10,919
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/33 (12)	10,000	10,287

Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	10,000	10,974
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (3)	21,500	23,680
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	2.711%	12/1/17	37,930	32,385
				181,843
Puerto Rico (3.5%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	0.000%	7/1/24	25,000	21,573
Puerto Rico GO	5.000%	7/1/13 (Prere.)	4,510	4,925
Puerto Rico GO	5.000%	7/1/33	3,890	3,677
Puerto Rico Muni. Finance Agency	5.250%	8/1/18 (4)	23,570	25,574
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (Prere.)	365	399
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14 (Prere.)	17,200	18,765
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/14 (Prere.)	17,040	18,707
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33	24,385	23,590
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12 (2)	33,000	34,087
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	34,000	35,547
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	62,390	4,485
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	450,000	23,720
				215,049
South Carolina (3.0%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/27	11,120	11,166
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/29	22,500	22,879
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/31	11,500	11,421
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.250%	12/1/25	5,000	5,119
Greenville County SC School Dist. GO	5.000%	12/1/27	35,000	35,437
Greenville County SC School Dist. GO	5.000%	12/1/28	12,480	12,601
Lancaster County SC Assessment Rev.	5.450%	12/1/37	1,650	1,313
Lexington County SC Health Services Dist. Inc. Hospital Rev.	5.000%	11/1/32	30,000	28,497
Richland County SC (International Paper)	6.100%	4/1/23	22,750	22,652
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.375%	5/1/21	1,500	1,332
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.500%	5/1/28	1,100	928
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.625%	5/1/42	1,000	821
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/10 (Prere.)	19,500	22,186
South Carolina Public Service Auth. Rev.	5.000%	1/1/19 (1)	10,000	10,843
				187,195

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee (4.2%)
Memphis TN Electric System Rev.	5.000%	12/1/16 (1)	40,000	42,612
Memphis-Shelby County TN Airport Auth. Rev.	5.050%	9/1/12	5,100	5,191
Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/24 (2)	7,450	7,583
Metro. Govt. of Nashville & Davidson County TN Electric Rev.	5.200%	5/15/23	17,000	17,361
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	10,865	11,846
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	9,235	10,069
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/15 (3)	4,070	4,341
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/16 (3)	4,310	4,597
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	1/1/19 (1)	8,395	8,893
Metro. Govt. of Nashville TN Airport Auth. Improvement Refunding VRDO	7.500%	5/7/08 (3)LOC	7,900	7,900
Springfield TN Health & Educ. Fac. Board Hosp. Rev. (Northcrest Medical Center)	4.900%	8/1/08	670	672
Sullivan County TN Health & Housing Fac. Board Hosp. Rev. Wellmont Health System	5.250%	9/1/26	3,500	3,318
Sullivan County TN Health & Housing Fac. Board Hosp. Rev. Wellmont Health System	5.250%	9/1/36	12,000	10,720
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/14	25,370	25,464
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/15	30,495	30,450
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/19	25,865	25,308
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20	10,000	9,693
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	1/1/37	15,280	15,696
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	7/1/37	19,460	19,896
				261,610
Texas (5.0%)
Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/27	1,000	927
Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/33	760	673
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental
(Dow Chemical Co. Project) PUT	5.200%	5/15/08	35,200	35,202
Harris County TX GO	0.000%	10/1/13 (1)	9,630	7,903
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10 (2)(ETM)	1,000	1,047
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10 (2)	3,640	3,841
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10 (1)(Prere.)	13,985	15,051
Houston TX Water & Sewer System Rev.	0.000%	12/1/10 (2)	5,000	4,637
Houston TX Water & Sewer System Rev.	0.000%	12/1/11 (2)	24,810	22,090
Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	26,000	22,118
Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor LLC)	6.950%	4/1/30	12,350	12,778
Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.600%	3/1/27	7,500	7,016
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.500%	2/15/25	2,100	1,990
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.625%	2/15/35	3,400	3,060
Mission TX Econ. Dev. Corp. Solid Waste Disposal Rev. (Allied Waste Inc. Project)	5.200%	4/1/18	4,000	3,518
North Texas Tollway Auth. Rev.	5.625%	1/1/33	33,290	33,896
San Antonio TX Electric & Gas Rev.	5.000%	2/1/17 (ETM)	2,560	2,741
Texas Dept. of Housing & Community Affairs Single Mortgage Rev.	5.625%	3/1/39	8,000	8,110
Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.576%	9/15/17	40,000	36,602
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/17	8,400	8,233
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/19	22,500	21,687

	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/20	22,500	21,425
	Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)(ETM)	280	202
	Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/13	2,500	2,714
	Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/14	6,650	7,270
	Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/11 (2)(ETM)	7,000	6,482
	Texas Water Finance Assistance GO	5.750%	8/1/31	21,395	22,592
					313,805
Utah (0.5%)
	Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/20	11,000	11,399
	Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/22	18,960	19,502
					30,901
Virgin Islands (0.8%)
	Virgin Islands Public Finance Auth. Rev.	6.000%	10/1/08	4,915	4,961
	Virgin Islands Public Finance Auth. Rev.	5.200%	10/1/09	3,065	3,116
	Virgin Islands Public Finance Auth. Rev.	5.750%	10/1/13	11,000	11,156
	Virgin Islands Public Finance Auth. Rev.	5.875%	10/1/18	19,000	19,175
	Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	10,000	10,678
					49,086
Virginia (1.7%)
	Albemarle County VA IDA Residential Care Fac. Rev. (Westminster-Canterbury Blue Ridge)	5.000%	1/1/31	1,250	1,067
2	Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.250%	10/1/31	5,525	5,720
2	Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.250%	4/1/32	475	484
	Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.500%	1/1/28	14,019	14,079
	Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/22	4,000	3,783
	Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/27	3,375	3,074
	Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.125%	10/1/37	5,000	4,355

High-Yield Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.600%	11/15/12 (Prere.)	315	350
Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.600%	11/15/30	7,285	7,413
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/18	515	519
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37	40,000	39,410
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	10,000	11,185
Tobacco Settlement Financing Corp. Virginia Rev.	0.000%	6/1/46	9,500	6,121
Virginia Beach VA Dev. Auth. Residential Care Fac. Mortgage Rev. (Westminster Canterbury)	7.250%	11/1/09 (Prere.)	9,000	9,825
107,385
Washington (0.8%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/10 (1)	19,550	18,372
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/11 (1)	11,400	10,294
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/12 (1)	19,650	16,962
Port of Seattle WA GO	5.000%	11/1/10 (4)	6,675	6,979
52,607
West Virginia (0.6%)
Mason County WV PCR Appalachian Power Co. Project	5.500%	10/1/22	20,000	19,513
Pleasants County West VA Pollution Control Rev.	5.250%	10/15/37	10,000	9,470
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/13 (1)(ETM)	8,390	9,950
38,933
Wisconsin (0.1%)
Wisconsin Health & Educ. Fac. Auth. Rev. (Beaver Dam Community Hosp.)	6.750%	8/15/34	3,500	3,560
Total Municipal Bonds (Cost $6,158,724)	6,122,100

Shares
Temporary Cash Investment (0.6%)
4	Vanguard Municipal Cash Management Fund (Cost $39,663)	2.397%	39,663,495	39,663
Total Investments (99.1%) (Cost $6,198,387)	6,161,763
Other Assets and Liabilities (0.9%)
Other Assets—Note B	188,151
Liabilities	(133,158)
54,993
Net Assets (100%)	6,216,756

At April 30, 2008, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	6,342,595
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(90,177)
Unrealized Appreciation (Depreciation)
Investment Securities	(36,624)
Futures Contracts	962
Net Assets	6,216,756

Investor Shares—Net Assets
Applicable to 187,646,631 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,947,887
Net Asset Value Per Share—Investor Shares	$10.38

Admiral Shares—Net Assets
Applicable to 411,234,380 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,268,869
Net Asset Value Per Share—Admiral Shares	$10.38

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security—interest payments in default.

1  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2008.

2  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of these securities was $6,209,000, representing 0.1% of net assets.

3  Securities with a value of $9,898,000 have been segregated as initial margin for open futures contracts.

4  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5  See Note D in Notes to Financial Statements for the tax-basis components of net assets. For key to abbreviations and other references, see back cover.

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Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) National Indemnity Co. (Berkshire Hathaway).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2008 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

F952 062008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: June 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: June 13, 2008

VANGUARD MUNICIPAL BOND FUNDS

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: June 13, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.